UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28, 2011

Date of reporting period: November 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 28.39%
FFCB	1.75%	02/21/2013	$300,000	$304,891
FFCB	1.88	12/07/2012	250,000	254,061
FFCB	2.63	04/17/2014	2,600,000	2,727,026
FHLB	0.38	11/27/2013	3,000,000	2,999,556
FHLB	0.55	10/25/2013	200,000	199,943
FHLB	0.70	08/23/2013	400,000	400,200
FHLB	0.70	09/16/2014	500,000	498,123
FHLB	0.88	12/27/2013	1,000,000	1,008,381
FHLB	1.00	08/08/2014	200,000	200,138
FHLB	1.63	03/20/2013	1,500,000	1,525,217
FHLB	1.88	06/21/2013	2,000,000	2,046,630
FHLB	2.00	12/09/2014	400,000	400,132
FHLB	2.75	03/13/2015	1,000,000	1,064,095
FHLB	3.38	02/27/2013	1,500,000	1,556,625
FHLB	3.50	12/01/2025	8,970,058	9,299,928
FHLB	3.63	05/29/2013	1,000,000	1,050,882
FHLB	4.00	06/01/2024	121,754	127,389
FHLB	4.00	07/01/2025	1,454,287	1,521,597
FHLB	4.00	04/01/2026	6,173,432	6,466,877
FHLB	4.00	11/01/2040	6,736,551	7,013,381
FHLB	4.00	02/01/2041	4,840,128	5,054,908
FHLB	4.00	04/01/2041	7,697,491	8,043,878
FHLB	4.50	09/16/2013	1,500,000	1,609,023
FHLB	4.50	06/01/2014	238,633	244,640
FHLB	4.50	03/01/2023	266,278	281,934
FHLB	4.50	03/01/2023	135,844	143,831
FHLB	4.50	11/01/2023	243,011	257,299
FHLB	4.50	02/01/2024	310,087	328,318
FHLB	4.50	05/01/2024	313,072	331,234
FHLB	4.50	09/01/2024	117,948	124,790
FHLB	4.50	09/01/2024	194,380	205,656
FHLB	4.50	12/01/2024	365,536	386,742
FHLB	4.50	02/01/2041	1,921,135	2,022,831
FHLB	4.50	02/01/2041	9,767,678	10,293,127
FHLB	4.75	12/16/2016	1,000,000	1,169,953
FHLB	4.88	09/08/2017	1,000,000	1,186,431
FHLB	5.00	11/17/2017	2,000,000	2,387,344
FHLB	5.00	07/01/2025	3,850,294	4,125,444
FHLB	5.00	01/01/2040	4,332,482	4,641,313
FHLB	5.13	08/14/2013	100,000	108,069
FHLB	5.25	06/18/2014	400,000	446,506
FHLB	5.38	05/18/2016	3,250,000	3,842,634
FHLB	5.38	09/30/2022	100,000	124,403
FHLB	5.50	12/01/2035	2,722,112	2,951,912
FHLB	6.00	04/01/2033	83,366	92,383
FHLB	6.00	09/01/2037	10,882	11,913
FHLB	6.00	10/01/2037	146,094	159,934
FHLB	6.00	11/01/2037	208,158	227,877
FHLB	6.00	06/01/2038	373,163	414,694
FHLB	6.00	07/01/2038	323,327	353,653
FHLB	6.00	08/01/2039	1,109,377	1,212,390
FHLB	6.00	05/01/2040	5,291,738	5,793,035
FHLMC	0.50	10/03/2013	250,000	249,518
FHLMC	0.50	10/18/2013	500,000	499,210
FHLMC	0.55	09/30/2013	2,000,000	1,997,310
FHLMC	0.70	04/29/2013	200,000	200,127
FHLMC	0.70	05/01/2014	200,000	199,597
FHLMC	0.75	12/28/2012	3,000,000	3,015,975
FHLMC	0.75	06/07/2013	200,000	200,010
FHLMC	0.80	10/24/2014	200,000	199,986
FHLMC	0.88	10/28/2013	1,500,000	1,511,514
FHLMC	1.00	12/09/2013	200,000	200,027
FHLMC	1.00	07/30/2014	2,000,000	2,019,744

1

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC	1.00%	11/03/2014	$500,000	500,913
FHLMC	1.00	12/05/2014	100,000	99,970
FHLMC	1.00	12/19/2014	200,000	199,680
FHLMC	1.00	06/16/2015	300,000	298,717
FHLMC	1.05	12/09/2013	500,000	500,063
FHLMC	1.05	09/28/2015	100,000	99,496
FHLMC	1.30	06/02/2014	100,000	100,003
FHLMC	1.38	01/09/2013	1,000,000	1,012,262
FHLMC	1.38	02/25/2014	1,000,000	1,016,209
FHLMC	1.60	11/02/2016	200,000	200,904
FHLMC	1.63	04/15/2013	2,000,000	2,035,088
FHLMC	1.63	11/14/2016	200,000	199,359
FHLMC	1.75	09/10/2015	1,000,000	1,028,414
FHLMC	2.25	12/21/2015	200,000	200,230
FHLMC	2.50	01/07/2014	800,000	833,840
FHLMC	2.50	04/23/2014	1,250,000	1,307,990
FHLMC	2.88	02/09/2015	2,750,000	2,932,119
FHLMC	3.00	07/28/2014	1,000,000	1,062,416
FHLMC	3.63	10/18/2013	1,500,000	1,588,815
FHLMC	3.75	06/28/2013	2,000,000	2,107,782
FHLMC	3.75	03/27/2019	1,900,000	2,136,907
FHLMC	4.00	05/01/2023	212,268	222,358
FHLMC	4.00	08/01/2024	619,925	648,617
FHLMC	4.00	03/01/2025	5,404,510	5,654,649
FHLMC	4.00	06/01/2025	1,660,138	1,736,975
FHLMC	4.00	04/01/2039	1,576,127	1,652,471
FHLMC	4.00	05/01/2039	1,301,550	1,355,036
FHLMC	4.00	06/01/2039	473,010	492,448
FHLMC	4.00	02/01/2040	816,721	850,284
FHLMC	4.00	10/01/2040	2,760,715	2,884,947
FHLMC	4.00	12/01/2040	9,423,889	9,811,152
FHLMC	4.13	09/27/2013	2,000,000	2,137,470
FHLMC	4.38	07/17/2015	1,000,000	1,124,088
FHLMC	4.50	04/01/2018	150,849	160,520
FHLMC	4.50	08/01/2018	1,879,781	1,989,120
FHLMC	4.50	10/01/2018	390,318	415,341
FHLMC	4.50	05/01/2023	2,939,499	3,112,326
FHLMC	4.50	04/01/2024	245,976	264,127
FHLMC	4.50	08/01/2024	1,405,262	1,501,936
FHLMC	4.50	11/01/2024	597,924	632,612
FHLMC	4.50	02/01/2025	1,147,706	1,226,662
FHLMC	4.50	09/01/2035	399,641	422,326
FHLMC	4.50	01/01/2037	247,251	260,474
FHLMC	4.50	06/01/2039	6,156,100	6,485,342
FHLMC	4.50	09/01/2039	3,967,131	4,179,302
FHLMC	4.50	10/01/2039	732,100	771,254
FHLMC	4.50	01/01/2040	4,458,407	4,731,684
FHLMC	4.50	02/01/2040	13,450,041	14,249,238
FHLMC	4.50	03/01/2040	5,278,933	5,655,293
FHLMC	4.50	08/01/2040	4,079,029	4,298,459
FHLMC	4.50	09/01/2040	4,735,689	5,025,961
FHLMC	4.50	04/01/2041	9,260,164	9,750,353
FHLMC ±	4.65	10/01/2036	152,030	160,915
FHLMC ±	4.72	06/01/2038	1,624,829	1,739,057
FHLMC	4.75	11/17/2015	2,000,000	2,285,046
FHLMC	4.88	11/15/2013	2,300,000	2,499,284
FHLMC	4.88	06/13/2018	1,700,000	2,020,241
FHLMC	5.00	01/01/2022	1,923,006	2,065,235
FHLMC	5.00	07/01/2022	8,404	9,005
FHLMC	5.00	07/01/2022	72,318	77,667
FHLMC	5.00	07/01/2022	198,864	213,075
FHLMC	5.00	07/01/2022	125,828	134,819
FHLMC	5.00	08/01/2022	36,552	39,164

2

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC	5.00%	09/01/2022	$105,456	112,992
FHLMC	5.00	06/01/2023	41,042	43,873
FHLMC	5.00	06/01/2023	140,595	150,291
FHLMC	5.00	06/01/2023	25,956	27,746
FHLMC	5.00	10/01/2023	8,702	9,302
FHLMC	5.00	04/01/2024	8,514	9,101
FHLMC	5.00	08/01/2024	41,042	43,872
FHLMC	5.00	10/01/2024	559,891	598,503
FHLMC	5.00	10/01/2024	758,958	811,298
FHLMC	5.00	05/01/2025	1,255,410	1,341,986
FHLMC	5.00	08/01/2033	3,834,024	4,105,657
FHLMC	5.00	11/01/2033	472,834	506,333
FHLMC	5.00	03/01/2034	438,682	469,488
FHLMC	5.00	07/01/2035	1,749,481	1,872,335
FHLMC	5.00	08/01/2035	606,963	649,585
FHLMC	5.00	09/01/2035	1,640,343	1,791,416
FHLMC	5.00	04/01/2036	237,006	253,650
FHLMC	5.00	12/01/2036	293,640	314,352
FHLMC	5.00	02/01/2037	356,874	382,046
FHLMC	5.00	03/01/2039	1,283,200	1,386,543
FHLMC	5.00	08/01/2039	2,220,764	2,390,593
FHLMC	5.00	08/01/2039	14,572,947	15,610,368
FHLMC	5.00	09/01/2039	3,894,571	4,172,248
FHLMC	5.00	12/01/2039	4,262,570	4,605,859
FHLMC	5.00	06/01/2040	8,398,445	9,040,701
FHLMC	5.00	06/01/2040	8,637,718	9,298,272
FHLMC	5.13	11/17/2017	1,000,000	1,195,314
FHLMC	5.25	04/18/2016	650,000	763,417
FHLMC	5.50	08/13/2014	2,500,000	2,825,808
FHLMC	5.50	07/18/2016	650,000	772,586
FHLMC	5.50	08/23/2017	3,000,000	3,648,168
FHLMC	5.50	11/01/2017	1,437,155	1,553,331
FHLMC	5.50	05/01/2022	124,239	134,282
FHLMC	5.50	11/01/2023	332,474	359,351
FHLMC	5.50	12/01/2033	677,102	734,475
FHLMC	5.50	12/01/2034	725,039	786,246
FHLMC	5.50	01/01/2035	1,408,900	1,526,519
FHLMC	5.50	06/01/2035	1,029,671	1,138,476
FHLMC	5.50	01/01/2036	559,508	606,217
FHLMC	5.50	02/01/2036	529,395	573,590
FHLMC	5.50	07/15/2036	850,000	1,072,387
FHLMC	5.50	12/01/2036	798,900	864,345
FHLMC	5.50	02/01/2037	699,931	756,395
FHLMC	5.50	03/01/2037	885,867	957,330
FHLMC	5.50	04/01/2037	175,226	189,362
FHLMC	5.50	01/01/2038	1,871,895	2,025,240
FHLMC	5.50	04/01/2038	2,049,995	2,228,180
FHLMC	5.50	05/01/2038	1,338,052	1,454,355
FHLMC	5.50	05/01/2038	7,406,066	8,001,197
FHLMC	5.50	07/01/2038	1,107,936	1,196,967
FHLMC	5.50	07/01/2038	1,505,808	1,626,810
FHLMC	5.50	08/01/2038	1,868,325	2,021,377
FHLMC	5.50	09/01/2038	450,310	486,495
FHLMC	5.50	08/01/2039	2,788,227	3,030,579
FHLMC	5.50	11/01/2039	2,256,565	2,441,423
FHLMC	5.50	03/01/2040	7,806,371	8,436,108
FHLMC	5.50	04/01/2040	3,492,356	3,774,083
FHLMC ±	5.51	08/01/2038	1,839,071	1,985,203
FHLMC ±	5.63	04/01/2037	211,097	228,580
FHLMC	6.00	06/01/2021	2,969	3,255
FHLMC	6.00	03/01/2022	283,138	308,374
FHLMC	6.00	05/01/2022	7,549	8,222
FHLMC	6.00	07/01/2022	220,528	241,011

3

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC	6.00%	08/01/2022	$16,963	18,506
FHLMC	6.00	09/01/2022	304,564	332,281
FHLMC	6.00	03/01/2023	636,901	694,861
FHLMC	6.00	09/01/2023	239,328	260,210
FHLMC	6.00	11/01/2033	686,728	761,011
FHLMC	6.00	07/01/2034	822,995	908,417
FHLMC	6.00	01/01/2036	133,794	148,267
FHLMC	6.00	02/01/2036	1,358,143	1,490,198
FHLMC	6.00	11/01/2036	990,207	1,082,155
FHLMC	6.00	11/01/2036	464,347	509,497
FHLMC	6.00	12/01/2036	189,893	208,357
FHLMC	6.00	02/01/2037	10,453	11,469
FHLMC	6.00	03/01/2037	613,425	673,070
FHLMC	6.00	03/01/2037	114,584	125,439
FHLMC	6.00	04/01/2037	7,947	8,700
FHLMC	6.00	04/16/2037	1,000,000	1,017,759
FHLMC	6.00	08/01/2037	86,150	94,312
FHLMC	6.00	08/01/2037	250,411	274,133
FHLMC	6.00	08/01/2037	322,735	353,309
FHLMC	6.00	08/01/2037	500,166	547,548
FHLMC	6.00	08/01/2037	268,284	294,035
FHLMC	6.00	09/01/2037	29,790	32,612
FHLMC	6.00	09/01/2037	284,012	310,917
FHLMC	6.00	10/01/2037	307,451	336,576
FHLMC	6.00	10/01/2037	174,610	191,389
FHLMC	6.00	11/01/2037	136,739	149,693
FHLMC	6.00	11/01/2037	664,217	728,109
FHLMC	6.00	12/01/2037	322,507	353,058
FHLMC	6.00	12/01/2037	2,032,636	2,225,192
FHLMC	6.00	01/01/2038	149,434	163,590
FHLMC	6.00	02/01/2038	370,855	405,639
FHLMC	6.00	02/01/2038	97,837	107,105
FHLMC	6.00	05/01/2038	252,297	276,513
FHLMC	6.00	06/01/2038	162,096	177,299
FHLMC	6.00	06/01/2038	203,301	222,370
FHLMC	6.00	06/01/2038	246,657	269,792
FHLMC	6.00	07/01/2038	507,124	554,690
FHLMC	6.00	07/01/2038	2,836,028	3,102,032
FHLMC	6.00	08/01/2038	623,218	681,672
FHLMC	6.00	08/01/2038	444,085	485,737
FHLMC	6.00	08/01/2038	131,040	143,331
FHLMC	6.00	09/01/2038	350,981	383,901
FHLMC	6.00	09/01/2038	259,939	284,320
FHLMC	6.00	09/01/2038	522,038	571,003
FHLMC	6.00	10/01/2038	243,888	266,763
FHLMC	6.00	12/01/2038	6,318	6,911
FHLMC	6.00	03/01/2039	142,517	155,885
FHLMC	6.00	04/01/2039	442,467	483,553
FHLMC	6.00	06/01/2039	13,061	14,286
FHLMC	6.00	08/01/2039	270,180	295,269
FHLMC	6.00	09/01/2039	368,075	402,253
FHLMC	6.00	10/01/2039	12,395	13,546
FHLMC	6.25	07/15/2032	500,000	710,327
FHLMC	6.50	06/01/2036	239,788	268,531
FHLMC	6.50	10/01/2037	295,741	330,082
FHLMC	6.50	12/01/2037	393,738	441,180
FHLMC	6.50	03/01/2038	271,561	302,754
FHLMC	6.50	03/01/2038	746,626	833,321
FHLMC	6.50	01/01/2039	101,637	113,439
FHLMC	6.50	04/01/2039	990,235	1,105,217
FHLMC	6.50	04/01/2039	1,810,867	2,021,138
FHLMC	6.75	03/15/2031	1,000,000	1,470,290
The Financing Corporation	9.65	11/02/2018	500,000	742,976

4

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	0.50%	02/15/2013	$400,000	400,098
FNMA	0.50	10/03/2013	250,000	249,549
FNMA	0.60	10/25/2013	500,000	499,787
FNMA	0.63	12/06/2013	250,000	249,653
FNMA	0.70	07/25/2013	250,000	250,102
FNMA	0.70	09/19/2014	1,000,000	996,868
FNMA	0.70	10/17/2014	200,000	199,024
FNMA	0.75	02/26/2013	2,500,000	2,514,380
FNMA	0.75	12/18/2013	2,500,000	2,508,475
FNMA	0.75	11/21/2014	200,000	199,437
FNMA	0.75	12/19/2014	3,000,000	3,006,117
FNMA	0.90	12/05/2014	250,000	249,950
FNMA	1.00	09/23/2013	2,500,000	2,525,993
FNMA	1.00	10/15/2013	100,000	100,715
FNMA	1.00	12/05/2014	500,000	499,168
FNMA	1.00	01/26/2015	200,000	200,394
FNMA	1.10	08/01/2014	100,000	100,078
FNMA	1.10	08/08/2014	100,000	100,269
FNMA	1.13	09/17/2013	500,000	505,757
FNMA	1.13	10/08/2013	500,000	506,580
FNMA	1.13	06/30/2014	100,000	100,048
FNMA	1.15	08/08/2014	100,000	100,101
FNMA	1.20	07/25/2014	100,000	100,336
FNMA	1.25	08/20/2013	2,000,000	2,028,600
FNMA	1.25	07/18/2014	500,000	500,430
FNMA	1.30	12/30/2013	200,000	200,155
FNMA	1.35	02/24/2014	250,000	254,699
FNMA	1.35	01/06/2015	100,000	100,078
FNMA	1.38	01/27/2014	400,000	400,594
FNMA	1.45	01/24/2014	1,000,000	1,001,694
FNMA	1.50	12/30/2013	200,000	200,158
FNMA	1.50	07/13/2015	100,000	100,491
FNMA	1.55	01/27/2014	250,000	250,384
FNMA	1.63	10/26/2015	1,000,000	1,019,549
FNMA (z)	1.67	06/01/2017	300,000	273,574
FNMA	1.75	02/22/2013	2,500,000	2,543,638
FNMA	1.75	05/07/2013	2,000,000	2,039,254
FNMA	1.75	11/14/2016	200,000	200,361
FNMA	1.88	10/15/2015	200,000	206,016
FNMA	2.00	01/27/2015	200,000	200,367
FNMA	2.15	06/28/2016	100,000	100,138
FNMA	2.20	07/05/2016	100,000	100,164
FNMA	2.25	06/06/2016	200,000	201,663
FNMA	2.38	07/28/2015	1,500,000	1,574,834
FNMA	2.38	04/11/2016	1,000,000	1,047,274
FNMA	2.50	05/15/2014	1,500,000	1,566,795
FNMA	2.63	11/20/2014	700,000	740,729
FNMA «	2.75	03/13/2014	2,000,000	2,098,120
FNMA	2.75	03/21/2016	100,000	100,702
FNMA	2.88	12/11/2013	1,500,000	1,574,334
FNMA ±	2.93	03/01/2041	5,915,036	6,143,861
FNMA	3.00	09/16/2014	2,500,000	2,667,218
FNMA ±	3.02	03/01/2041	7,910,779	8,232,615
FNMA ±	3.45	10/01/2040	6,813,661	7,091,070
FNMA	3.50	11/01/2025	6,344,450	6,598,582
FNMA	3.50	12/01/2025	11,161,337	11,608,413
FNMA %%	3.50	12/01/2025	8,000,000	8,311,250
FNMA %%	3.50	08/25/2035	2,500,000	2,594,531
FNMA	3.50	01/01/2036	55,510	56,645
FNMA	3.50	10/01/2040	2,824,592	2,880,580
FNMA	3.50	12/01/2040	329,573	336,105
FNMA	3.50	01/01/2041	73,419	74,874
FNMA	3.50	01/01/2041	201,582	205,578

5

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	3.50%	01/01/2041	$92,853	94,693
FNMA	3.50	01/01/2041	572,279	583,623
FNMA	3.50	01/01/2041	1,933,679	1,972,008
FNMA	3.50	02/01/2041	741,239	755,931
FNMA	3.50	02/01/2041	150,595	153,580
FNMA	3.50	02/01/2041	708,103	722,138
FNMA %%	3.50	03/25/2041	2,500,000	2,541,309
FNMA (z)	3.51	10/09/2019	200,000	151,932
FNMA	4.00	06/01/2019	948,020	1,003,896
FNMA	4.00	02/01/2024	42,378	44,505
FNMA	4.00	03/01/2024	1,978,690	2,078,000
FNMA	4.00	04/01/2024	3,429,280	3,601,395
FNMA	4.00	05/01/2024	131,905	138,525
FNMA	4.00	06/01/2024	758,771	796,853
FNMA	4.00	06/01/2024	402,825	423,042
FNMA	4.00	06/01/2024	1,113,573	1,169,463
FNMA	4.00	09/01/2024	302,298	317,471
FNMA	4.00	10/01/2024	255,037	267,838
FNMA	4.00	01/01/2025	1,041,003	1,089,184
FNMA	4.00	02/01/2025	2,000,000	2,100,379
FNMA	4.00	03/01/2025	4,566,863	4,874,565
FNMA	4.00	03/01/2025	308,194	323,663
FNMA	4.00	05/01/2025	1,946,654	2,036,751
FNMA	4.00	07/01/2025	4,222,609	4,434,541
FNMA	4.00	04/01/2026	1,793,571	1,878,826
FNMA	4.00	02/01/2039	1,860,418	1,938,905
FNMA	4.00	08/01/2039	1,093,666	1,139,806
FNMA	4.00	08/01/2039	3,034,800	3,162,831
FNMA	4.00	08/01/2039	5,449,111	5,722,418
FNMA	4.00	01/01/2040	853,806	889,826
FNMA %%	4.00	02/25/2040	3,000,000	3,123,281
FNMA %%	4.00	03/25/2040	5,000,000	5,243,750
FNMA %%	4.00	03/25/2040	5,000,000	5,194,532
FNMA	4.00	04/01/2040	4,452,224	4,640,052
FNMA	4.00	11/01/2040	6,577,945	6,867,786
FNMA	4.00	12/01/2040	938,854	978,462
FNMA	4.00	12/01/2040	1,890,267	1,970,013
FNMA	4.00	12/01/2040	4,794,115	5,024,083
FNMA	4.00	01/01/2041	7,323,588	7,632,552
FNMA	4.00	02/01/2041	9,659,903	10,067,431
FNMA	4.00	04/01/2041	603,729	629,199
FNMA	4.00	10/01/2041	3,394,905	3,540,780
FNMA	4.00	11/01/2041	990,696	1,033,265
FNMA ±	4.32	04/01/2038	249,882	264,591
FNMA	4.38	03/15/2013	3,500,000	3,683,148
FNMA ±	4.48	06/01/2035	469,416	493,731
FNMA	4.50	07/01/2013	13,364	14,098
FNMA	4.50	11/01/2014	59,051	62,061
FNMA	4.50	05/01/2015	49,512	52,814
FNMA	4.50	03/01/2018	94,770	101,275
FNMA	4.50	04/01/2018	499,997	534,316
FNMA	4.50	12/01/2018	55,247	59,039
FNMA	4.50	10/01/2020	145,846	155,857
FNMA	4.50	10/01/2020	85,489	91,357
FNMA	4.50	12/01/2020	215,309	230,088
FNMA	4.50	03/01/2022	186,204	198,636
FNMA	4.50	03/01/2022	1,300,202	1,389,445
FNMA	4.50	05/01/2022	43,619	46,422
FNMA	4.50	11/01/2022	257,461	274,650
FNMA	4.50	02/01/2023	1,215,997	1,294,141
FNMA	4.50	03/01/2023	743,323	791,091
FNMA	4.50	03/01/2023	179,548	191,086
FNMA	4.50	05/01/2023	327,313	348,347

6

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	4.50%	05/01/2023	$121,827	129,656
FNMA	4.50	05/01/2023	106,742	113,601
FNMA	4.50	05/01/2023	71,788	76,401
FNMA	4.50	12/01/2023	378,449	402,769
FNMA	4.50	03/01/2024	122,351	130,138
FNMA	4.50	05/01/2024	1,269,106	1,350,663
FNMA	4.50	05/01/2024	1,409,423	1,499,997
FNMA	4.50	05/01/2024	85,502	91,411
FNMA	4.50	07/01/2024	3,916,551	4,165,794
FNMA	4.50	01/01/2025	3,707,085	3,942,998
FNMA	4.50	03/01/2025	302,896	322,361
FNMA	4.50	04/01/2025	482,506	513,212
FNMA	4.50	04/01/2026	828,137	883,944
FNMA	4.50	04/01/2028	291,186	309,164
FNMA	4.50	04/01/2035	153,583	162,729
FNMA	4.50	05/01/2035	55,483	58,787
FNMA	4.50	07/01/2035	17,977	19,048
FNMA	4.50	08/01/2035	63,314	67,084
FNMA	4.50	09/01/2035	8,912,056	9,442,800
FNMA	4.50	09/01/2035	794,126	841,419
FNMA	4.50	10/01/2035	298,505	316,282
FNMA	4.50	03/01/2038	1,977,082	2,091,735
FNMA	4.50	02/01/2039	267,394	282,900
FNMA	4.50	02/01/2039	65,789	69,604
FNMA	4.50	02/01/2039	1,326,331	1,403,246
FNMA	4.50	04/01/2039	60,285	63,781
FNMA	4.50	04/01/2039	6,356,878	6,725,520
FNMA	4.50	05/01/2039	3,757,033	4,024,219
FNMA	4.50	05/01/2039	1,647,577	1,764,746
FNMA	4.50	06/01/2039	3,632,597	3,843,256
FNMA	4.50	09/01/2039	3,468,874	3,698,222
FNMA	4.50	02/01/2040	7,356,658	7,783,279
FNMA	4.50	02/01/2040	7,634,438	8,177,369
FNMA	4.50	03/01/2040	4,851,973	5,221,286
FNMA	4.50	05/01/2040	2,491,303	2,651,347
FNMA	4.50	05/01/2040	4,868,820	5,190,727
FNMA	4.50	06/01/2040	2,174,144	2,300,225
FNMA	4.50	09/01/2040	62,545	66,172
FNMA	4.50	10/01/2040	4,794,163	5,072,182
FNMA	4.50	10/01/2040	994,845	1,051,928
FNMA	4.50	11/01/2040	3,696,695	3,911,071
FNMA	4.50	02/01/2041	14,734,234	15,588,688
FNMA	4.50	04/01/2041	4,795,118	5,100,165
FNMA %%	4.50	12/01/2041	10,000,000	10,568,750
FNMA	4.63	10/15/2013	600,000	647,174
FNMA	4.63	10/15/2014	1,000,000	1,113,228
FNMA	4.88	12/15/2016	950,000	1,110,795
FNMA	5.00	04/15/2015	1,000,000	1,138,578
FNMA	5.00	02/13/2017	500,000	588,121
FNMA	5.00	05/11/2017	1,200,000	1,418,236
FNMA	5.00	06/01/2019	283,423	307,043
FNMA	5.00	09/01/2019	1,176,598	1,270,240
FNMA	5.00	10/01/2019	343,678	372,319
FNMA	5.00	06/01/2020	242,094	261,210
FNMA	5.00	05/01/2023	1,392,445	1,494,563
FNMA	5.00	05/01/2023	296,844	320,451
FNMA	5.00	06/01/2023	321,424	344,996
FNMA	5.00	06/01/2023	763,111	819,076
FNMA	5.00	04/01/2024	454,959	489,178
FNMA	5.00	09/01/2024	290,163	315,695
FNMA	5.00	03/01/2025	4,335,613	4,653,574
FNMA	5.00	04/01/2034	1,366,559	1,470,576
FNMA	5.00	04/01/2034	515,820	560,563

7

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	5.00%	04/01/2035	$6,294,455	6,773,564
FNMA	5.00	06/01/2035	2,217,985	2,385,769
FNMA	5.00	07/01/2035	107,282	115,398
FNMA	5.00	07/01/2035	294,800	317,101
FNMA	5.00	07/01/2035	211,013	226,976
FNMA	5.00	08/01/2035	269,901	290,318
FNMA	5.00	11/01/2035	2,491,984	2,680,495
FNMA	5.00	02/01/2036	10,542,263	11,339,757
FNMA	5.00	11/01/2036	560,619	603,291
FNMA	5.00	11/01/2036	1,135,091	1,220,958
FNMA	5.00	05/01/2037	221,453	238,205
FNMA	5.00	05/01/2037	793,275	853,285
FNMA	5.00	08/01/2037	1,768,015	1,901,761
FNMA	5.00	06/01/2039	3,117,468	3,353,297
FNMA	5.00	08/01/2039	8,183,827	8,801,632
FNMA	5.00	10/01/2039	2,114,274	2,273,883
FNMA	5.00	07/01/2040	14,221,249	15,397,041
FNMA	5.00	04/01/2041	4,822,437	5,197,038
FNMA	5.38	07/15/2016	1,000,000	1,186,247
FNMA	5.38	06/12/2017	1,500,000	1,803,024
FNMA	5.38	04/11/2022	1,000,000	1,016,425
FNMA ±	5.38	03/01/2037	157,036	166,978
FNMA ±	5.43	12/01/2036	61,119	66,009
FNMA	5.45	10/18/2021	200,000	236,220
FNMA	5.50	04/01/2012	976	973
FNMA	5.50	12/01/2012	630	639
FNMA	5.50	03/01/2013	163,625	173,492
FNMA	5.50	04/01/2014	111,854	119,912
FNMA	5.50	07/01/2014	428,747	458,543
FNMA	5.50	12/01/2014	13,425	13,991
FNMA	5.50	02/01/2015	80,189	86,330
FNMA	5.50	02/01/2016	29,830	31,443
FNMA	5.50	06/01/2016	669,735	708,334
FNMA	5.50	08/01/2016	114,896	121,817
FNMA	5.50	11/01/2016	697,283	740,451
FNMA	5.50	01/01/2017	371,200	402,193
FNMA	5.50	02/01/2017	252,865	268,295
FNMA	5.50	04/01/2017	317,415	337,824
FNMA	5.50	06/01/2017	544,946	581,253
FNMA	5.50	07/01/2017	521,154	556,642
FNMA	5.50	08/01/2017	141,706	151,359
FNMA	5.50	10/01/2017	534,253	577,324
FNMA	5.50	03/01/2018	207,345	222,603
FNMA	5.50	04/01/2018	196,345	210,704
FNMA	5.50	05/01/2021	476,707	522,467
FNMA	5.50	12/01/2021	159,301	172,602
FNMA	5.50	05/01/2023	497,959	541,247
FNMA	5.50	08/01/2023	9,553	10,374
FNMA	5.50	09/01/2023	246,201	266,628
FNMA	5.50	10/01/2023	291,604	315,798
FNMA	5.50	11/01/2023	189,346	205,056
FNMA	5.50	11/01/2023	24,397	26,421
FNMA	5.50	02/01/2024	47,552	51,497
FNMA	5.50	07/01/2024	992,831	1,078,207
FNMA	5.50	05/01/2025	741,275	803,629
FNMA	5.50	08/01/2025	276,959	301,885
FNMA	5.50	07/01/2033	525,974	573,969
FNMA	5.50	09/01/2033	1,473,538	1,607,998
FNMA	5.50	11/01/2033	520,920	568,454
FNMA	5.50	07/01/2034	698,235	761,731
FNMA	5.50	09/01/2034	236,472	257,976
FNMA	5.50	10/01/2034	257,209	280,599
FNMA	5.50	12/01/2034	1,203,204	1,312,621

8

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	5.50%	01/01/2035	$1,052,250	1,146,624
FNMA	5.50	01/01/2035	6,725,709	7,337,328
FNMA	5.50	08/01/2035	259,415	282,682
FNMA	5.50	08/01/2035	820,462	894,048
FNMA	5.50	08/01/2035	1,738,943	1,894,905
FNMA	5.50	09/01/2035	1,018,671	1,115,986
FNMA	5.50	12/01/2035	2,264,859	2,467,988
FNMA	5.50	01/01/2036	5,010,749	5,460,150
FNMA	5.50	01/01/2036	158,056	171,251
FNMA	5.50	02/01/2036	1,479,691	1,610,089
FNMA	5.50	04/01/2036	1,520,843	1,657,243
FNMA	5.50	09/01/2036	198,022	215,473
FNMA	5.50	02/01/2037	516,541	573,199
FNMA	5.50	03/01/2037	318,224	346,268
FNMA	5.50	05/01/2037	687,170	749,875
FNMA	5.50	06/01/2037	680,232	745,917
FNMA	5.50	02/01/2038	355,127	385,978
FNMA	5.50	02/01/2038	543,585	590,809
FNMA	5.50	02/01/2038	2,375,865	2,566,783
FNMA	5.50	02/01/2038	3,406,330	3,701,190
FNMA	5.50	04/01/2038	5,696,628	6,189,743
FNMA	5.50	05/01/2038	425,000	459,152
FNMA	5.50	05/01/2038	4,989,724	5,429,443
FNMA	5.50	06/01/2038	61,357	66,287
FNMA	5.50	06/01/2038	5,733,813	6,230,147
FNMA	5.50	07/01/2038	5,828,476	6,333,003
FNMA	5.50	08/01/2038	416,944	450,448
FNMA	5.50	09/01/2038	830,781	902,695
FNMA	5.50	09/01/2038	624,137	674,291
FNMA	5.50	11/01/2038	1,871,864	2,033,897
FNMA	5.50	01/01/2039	2,001,618	2,175,508
FNMA	5.50	01/01/2039	938,644	1,014,071
FNMA	5.50	05/01/2039	1,990,410	2,163,327
FNMA	5.50	06/01/2039	3,796,930	4,126,788
FNMA ±	5.54	04/01/2036	298,566	319,748
FNMA ±	5.54	01/01/2037	70,190	75,732
FNMA	5.63	07/15/2037	150,000	200,662
FNMA ±	5.63	10/01/2037	1,062,583	1,133,729
FNMA ±	5.71	03/01/2036	707,305	756,731
FNMA	6.00	04/01/2013	19,723	21,333
FNMA	6.00	08/01/2013	11,432	11,843
FNMA	6.00	01/01/2014	176,377	182,165
FNMA	6.00	04/01/2014	110,156	119,146
FNMA	6.00	07/01/2016	27,774	30,093
FNMA	6.00	09/01/2016	14,190	15,192
FNMA	6.00	11/01/2017	91,439	98,902
FNMA	6.00	11/01/2017	540,935	590,235
FNMA	6.00	01/01/2018	168,193	182,315
FNMA	6.00	01/01/2018	322,198	349,211
FNMA	6.00	05/01/2021	398,982	433,479
FNMA	6.00	05/01/2021	345,832	375,409
FNMA	6.00	09/01/2021	165,247	179,380
FNMA	6.00	08/01/2022	211,547	229,573
FNMA	6.00	10/01/2022	410,248	445,206
FNMA	6.00	02/01/2023	68,391	74,016
FNMA	6.00	07/01/2023	462,630	500,678
FNMA	6.00	10/01/2023	246,363	266,625
FNMA	6.00	11/01/2023	131,176	142,362
FNMA	6.00	12/01/2023	317,330	343,429
FNMA	6.00	09/01/2024	19,803	21,543
FNMA	6.00	11/01/2033	78,362	86,935
FNMA	6.00	08/01/2034	354,367	392,137
FNMA	6.00	09/01/2034	360,009	398,380

9

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	10/01/2034	$313,030	346,394
FNMA	6.00	11/01/2034	427,823	473,423
FNMA	6.00	03/01/2035	194,181	213,907
FNMA	6.00	01/01/2036	1,588,454	1,749,817
FNMA	6.00	03/01/2036	111,324	122,633
FNMA	6.00	04/18/2036	500,000	570,986
FNMA	6.00	09/01/2036	428,884	471,380
FNMA	6.00	09/01/2036	429,262	471,796
FNMA	6.00	09/01/2036	22,021	24,203
FNMA	6.00	11/01/2036	5,021,958	5,519,558
FNMA	6.00	01/01/2037	2,257,904	2,483,745
FNMA	6.00	08/01/2037	243,077	266,782
FNMA	6.00	08/01/2037	473,621	521,734
FNMA	6.00	09/01/2037	183,147	201,008
FNMA	6.00	09/01/2037	249,989	274,368
FNMA	6.00	09/01/2037	222,457	244,151
FNMA	6.00	09/01/2037	293,674	322,314
FNMA	6.00	09/01/2037	269,393	295,665
FNMA	6.00	09/01/2037	276,813	303,808
FNMA	6.00	09/01/2037	1,770,652	1,943,331
FNMA	6.00	10/01/2037	412,308	452,518
FNMA	6.00	10/01/2037	9,057	9,940
FNMA	6.00	10/01/2037	6,706,677	7,360,728
FNMA	6.00	10/01/2037	2,684,827	2,939,167
FNMA	6.00	10/01/2037	20,979	23,025
FNMA	6.00	10/01/2037	2,104,776	2,331,086
FNMA	6.00	10/01/2037	266,315	292,287
FNMA	6.00	11/01/2037	150,486	165,162
FNMA	6.00	11/01/2037	96,355	105,751
FNMA	6.00	11/01/2037	209,004	229,386
FNMA	6.00	12/01/2037	141,841	155,673
FNMA	6.00	01/01/2038	1,496,417	1,642,351
FNMA	6.00	01/01/2038	174,117	191,097
FNMA	6.00	01/01/2038	169,045	185,531
FNMA	6.00	02/01/2038	258,717	284,595
FNMA	6.00	02/01/2038	219,890	241,265
FNMA	6.00	05/01/2038	196,781	215,910
FNMA	6.00	07/01/2038	1,350,718	1,482,021
FNMA	6.00	07/01/2038	851,387	934,151
FNMA	6.00	07/01/2038	119,340	130,941
FNMA	6.00	07/01/2038	341,619	374,828
FNMA	6.00	08/01/2038	213,743	234,521
FNMA	6.00	08/01/2038	86,171	94,548
FNMA	6.00	08/01/2038	57,317	62,889
FNMA	6.00	08/01/2038	333,393	365,802
FNMA	6.00	08/01/2038	200,293	219,764
FNMA	6.00	09/01/2038	12,848	14,097
FNMA	6.00	09/01/2038	269,259	295,434
FNMA	6.00	09/01/2038	215,291	236,219
FNMA	6.00	09/01/2038	227,578	249,701
FNMA	6.00	09/01/2038	106,682	117,053
FNMA	6.00	09/01/2038	182,336	200,061
FNMA	6.00	09/01/2038	165,222	181,283
FNMA	6.00	09/01/2038	278,538	305,614
FNMA	6.00	09/01/2038	278,871	305,980
FNMA	6.00	09/01/2038	231,525	254,032
FNMA	6.00	10/01/2038	69,849	76,639
FNMA	6.00	10/01/2038	111,422	122,253
FNMA	6.00	10/01/2038	293,378	321,898
FNMA	6.00	10/01/2038	193,283	212,072
FNMA	6.00	11/01/2038	224,010	245,020
FNMA	6.00	11/01/2038	2,713,014	2,976,745
FNMA	6.00	11/01/2038	220,399	241,824

10

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	11/01/2038	$126,987	139,331
FNMA	6.00	11/01/2038	156,152	170,617
FNMA	6.00	11/01/2038	165,084	181,132
FNMA	6.00	12/01/2038	430,708	472,577
FNMA	6.00	12/01/2038	484,403	531,492
FNMA	6.00	12/01/2038	165,514	181,604
FNMA	6.00	01/01/2039	192,634	211,360
FNMA	6.00	01/01/2039	175,605	192,621
FNMA	6.00	04/01/2039	225,410	247,251
FNMA	6.00	09/01/2039	714,182	783,831
FNMA	6.00	04/01/2040	980,734	1,078,198
FNMA	6.21	08/06/2038	200,000	283,921
FNMA	6.50	08/01/2015	74,023	77,286
FNMA	6.50	06/01/2036	75,753	84,573
FNMA	6.50	07/01/2036	906,202	1,013,598
FNMA	6.50	09/01/2036	410,301	458,926
FNMA	6.50	09/01/2036	64,692	72,224
FNMA	6.50	12/01/2036	856,443	956,158
FNMA	6.50	04/01/2037	92,171	102,862
FNMA	6.50	05/01/2037	141,024	157,134
FNMA	6.50	05/01/2037	3,360	3,739
FNMA	6.50	06/01/2037	624,231	697,689
FNMA	6.50	06/01/2037	290,862	326,454
FNMA	6.50	08/01/2037	275,147	306,150
FNMA	6.50	09/01/2037	2,018,691	2,246,154
FNMA	6.50	09/01/2037	9,929	11,048
FNMA	6.50	10/01/2037	122,821	136,660
FNMA	6.50	10/01/2037	3,420,718	3,806,159
FNMA	6.50	10/01/2037	222,748	248,683
FNMA	6.50	11/01/2037	213,334	237,373
FNMA	6.50	11/01/2037	1,537,293	1,710,513
FNMA	6.50	11/01/2037	29,292	32,592
FNMA	6.50	01/01/2038	106,512	118,381
FNMA	6.50	03/01/2038	35,330	39,311
FNMA	6.50	07/01/2038	69,283	77,004
FNMA	6.50	09/01/2038	55,427	61,603
FNMA	6.50	09/01/2038	6,721	7,467
FNMA	6.50	09/01/2038	159,057	177,576
FNMA	6.50	09/01/2038	265,707	295,314
FNMA	6.50	10/01/2038	238,925	265,846
FNMA	6.50	01/01/2039	2,344,521	2,608,698
FNMA	6.50	02/01/2039	191,079	211,415
FNMA	6.50	10/01/2039	1,867,582	2,078,018
FNMA	6.63	11/15/2030	1,300,000	1,885,949
FNMA	7.00	06/01/2036	377,402	428,607
FNMA	7.00	05/01/2037	253,190	287,555
FNMA	7.00	08/01/2037	177,655	201,768
FNMA	7.00	08/01/2037	118,161	134,199
FNMA	7.00	10/01/2038	6,209	7,048
FNMA	7.13	01/15/2030	500,000	752,705
FNMA	7.25	05/15/2030	1,300,000	1,990,352
GNMA	3.50	12/15/2040	704,068	730,604
GNMA	3.50	01/15/2041	738,267	766,092
GNMA	4.00	06/15/2039	851,102	908,580
GNMA	4.00	07/15/2039	205,151	219,005
GNMA	4.00	07/15/2039	706,957	754,701
GNMA	4.00	08/15/2040	7,875,657	8,407,528
GNMA	4.00	10/15/2040	2,892,989	3,089,493
GNMA %%	4.00	10/15/2040	12,000,000	12,787,500
GNMA	4.00	12/15/2040	4,795,774	5,122,647
GNMA	4.00	01/15/2041	4,810,534	5,138,412
GNMA	4.00	01/15/2041	1,920,785	2,051,702
GNMA	4.00	07/15/2041	2,013,274	2,149,237

11

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA	4.50%	03/15/2037	$111,153	121,357
GNMA	4.50	03/15/2039	12,143,120	13,235,052
GNMA	4.50	03/15/2039	1,234,616	1,346,503
GNMA	4.50	04/15/2039	2,427,681	2,645,982
GNMA	4.50	05/15/2039	2,467,764	2,691,020
GNMA	4.50	06/15/2039	1,711,831	1,865,762
GNMA	4.50	06/15/2039	824,974	899,157
GNMA	4.50	07/15/2039	1,848,068	2,014,249
GNMA	4.50	07/15/2039	3,273,288	3,567,628
GNMA	4.50	09/15/2039	8,642,174	9,419,295
GNMA	4.50	09/15/2039	1,241,443	1,353,076
GNMA	4.50	10/15/2039	2,595,933	2,829,364
GNMA %%	4.50	11/15/2039	4,500,000	4,888,125
GNMA	4.50	12/15/2039	1,788,766	1,950,174
GNMA	4.50	01/15/2040	3,210,349	3,492,007
GNMA	4.50	05/15/2040	4,915,480	5,359,025
GNMA	4.50	05/15/2040	3,143,499	3,444,833
GNMA	4.50	06/15/2040	2,054,300	2,234,533
GNMA	4.50	06/15/2040	1,963,004	2,140,135
GNMA	4.50	07/15/2040	6,764,485	7,357,962
GNMA	4.50	09/15/2040	1,147,111	1,247,753
GNMA	4.50	11/15/2040	3,786,320	4,118,510
GNMA	4.50	02/15/2041	2,638,622	2,876,716
GNMA	4.50	06/15/2041	4,752,547	5,169,508
GNMA	5.00	03/15/2035	1,024,322	1,132,219
GNMA	5.00	05/15/2038	10,869,859	11,977,468
GNMA	5.00	06/15/2039	7,193,489	7,926,486
GNMA	5.00	09/15/2039	10,517,319	11,648,165
GNMA	5.00	11/15/2039	2,437,803	2,699,922
GNMA	5.00	01/15/2040	4,189,465	4,639,926
GNMA	5.00	02/15/2040	2,470,041	2,735,626
GNMA	5.00	03/15/2040	9,774,283	10,770,256
GNMA	5.00	05/15/2040	4,818,913	5,309,948
GNMA	5.00	07/15/2040	3,307,026	3,644,003
GNMA	5.50	09/15/2034	590,285	663,036
GNMA	5.50	11/15/2035	681,186	764,077
GNMA	5.50	12/15/2035	787,343	883,151
GNMA	5.50	02/15/2036	436,958	489,173
GNMA	5.50	03/15/2036	412,926	464,334
GNMA	5.50	02/15/2038	1,509,698	1,691,204
GNMA	5.50	03/15/2038	263,263	294,393
GNMA	5.50	06/15/2038	118,322	132,313
GNMA	5.50	08/15/2038	149,802	167,516
GNMA	5.50	08/15/2038	4,653,348	5,232,679
GNMA	5.50	09/15/2038	3,695,931	4,136,432
GNMA	5.50	09/15/2038	275,847	308,545
GNMA	5.50	09/15/2038	345,835	388,890
GNMA	5.50	12/15/2038	1,309,874	1,464,764
GNMA	5.50	01/15/2039	757,450	847,017
GNMA	5.50	07/15/2039	111,218	124,369
GNMA	5.50	10/15/2039	4,079,355	4,562,686
GNMA	5.50	02/15/2040	295,102	329,998
GNMA	5.50	02/15/2040	90,411	101,102
GNMA	5.50	03/15/2040	153,783	171,968
GNMA	5.50	03/15/2040	379,640	424,531
GNMA	5.50	07/15/2040	251,401	281,129
GNMA	5.50	02/15/2041	346,940	387,965
GNMA	5.50	04/15/2041	1,119,075	1,254,201
GNMA	6.00	12/15/2031	23,923	27,074
GNMA	6.00	06/15/2036	619,636	704,919
GNMA	6.00	08/15/2036	23,905	26,971
GNMA	6.00	05/15/2037	476,320	536,966
GNMA	6.00	05/15/2037	16,604	18,755

12

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA	6.00%	05/15/2037	$89,028	100,363
GNMA	6.00	06/15/2037	59,246	66,875
GNMA	6.00	06/15/2037	217,099	244,740
GNMA	6.00	07/15/2037	119,239	134,421
GNMA	6.00	08/15/2037	17,909	20,189
GNMA	6.00	08/15/2037	226,699	255,563
GNMA	6.00	01/15/2038	9,303	10,485
GNMA	6.00	01/15/2038	1,217,092	1,371,674
GNMA	6.00	02/15/2038	22,401	25,246
GNMA	6.00	07/15/2038	1,509,936	1,702,891
GNMA	6.00	08/15/2038	624,595	704,022
GNMA	6.00	08/15/2038	1,586,451	1,787,945
GNMA	6.00	08/15/2038	893,365	1,006,831
GNMA	6.00	09/15/2038	1,730,821	1,950,651
GNMA	6.00	09/15/2038	21,690	24,445
GNMA	6.00	09/15/2038	10,564	11,905
GNMA	6.00	09/15/2038	14,019	15,800
GNMA	6.00	09/15/2038	621,553	700,739
GNMA	6.00	10/15/2038	162,549	183,194
GNMA	6.00	10/15/2038	86,414	97,390
GNMA	6.00	10/15/2038	403,909	455,209
GNMA	6.00	10/15/2038	941,827	1,061,448
GNMA	6.00	10/15/2038	140,389	158,220
GNMA	6.00	11/15/2038	203,394	229,227
GNMA	6.00	12/15/2038	22,358	25,253
GNMA	6.00	12/15/2038	1,914,657	2,157,836
GNMA	6.00	01/15/2039	10,345	11,659
GNMA	6.00	01/15/2039	602,106	678,579
GNMA	6.00	02/15/2039	13,832	15,589
GNMA	6.00	06/15/2039	62,298	70,522
GNMA	6.00	08/15/2039	17,760	20,015
GNMA	6.00	08/15/2039	84,508	95,453
GNMA	6.00	10/15/2039	113,118	127,485
GNMA	6.00	11/15/2039	12,509	14,100
GNMA	6.00	12/15/2039	1,195,466	1,347,955
GNMA	6.00	03/15/2040	7,162	8,071
GNMA	6.00	03/15/2040	14,361	16,262
GNMA	6.00	12/15/2040	881,369	993,563
GNMA	6.50	11/15/2023	1,036	1,179
GNMA	6.50	12/15/2023	1,417	1,613
GNMA	6.50	09/15/2036	147,849	168,506
GNMA	6.50	09/15/2036	198,398	226,118
GNMA	6.50	10/15/2036	202,252	230,700
GNMA	6.50	11/15/2036	9,223	10,538
GNMA	6.50	12/15/2036	26,824	30,631
GNMA	6.50	02/15/2037	29,881	34,122
GNMA	6.50	12/15/2037	133,803	152,310
GNMA	6.50	04/15/2038	123,606	140,683
GNMA	6.50	05/15/2038	143,761	164,073
GNMA	6.50	05/15/2038	19,822	22,560
GNMA	6.50	07/15/2038	7,450	8,526
GNMA	6.50	08/15/2038	30,460	34,668
GNMA	6.50	08/15/2038	155,063	176,486
GNMA	6.50	10/15/2038	204,422	232,665
GNMA	6.50	11/15/2038	275,531	313,598
GNMA	6.50	11/15/2038	5,207	5,935
GNMA	6.50	12/15/2038	548,839	624,665
GNMA	6.50	02/15/2039	5,083	5,785
GNMA	7.00	03/15/2037	48,154	55,823
TVA	3.88	02/15/2021	1,320,000	1,473,975
TVA	4.50	04/01/2018	200,000	231,274
TVA	5.25	09/15/2039	400,000	497,928
TVA	5.50	07/18/2017	650,000	782,758

13

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
TVA	6.15%	01/15/2038	$400,000	561,212
TVA 1997 Series C	5.88	04/01/2036	300,000	400,598
TVA Series A	4.65	06/15/2035	200,000	230,258
TVA Series A	4.88	01/15/2048	200,000	240,115
Total Agency Securities (Cost $1,163,560,736)				1,211,665,366

Asset-Backed Securities: 0.01%
Continental Airlines Series 2009-2 Class A Pass-Through Trust	7.25	05/10/2021	185,372	196,494
Total Asset-Backed Securities (Cost $205,566)				196,494

Corporate Bonds and Notes: 20.74%
Consumer Discretionary: 1.90%
Auto Components: 0.03%
Borgwarner Incorporated	4.63	09/15/2020	100,000	104,734
Johnson Controls Incorporated	1.75	03/01/2014	200,000	201,465
Johnson Controls Incorporated	4.25	03/01/2021	120,000	125,310
Johnson Controls Incorporated	4.88	09/15/2013	250,000	265,631
Johnson Controls Incorporated	5.00	03/30/2020	100,000	109,156
Johnson Controls Incorporated	5.50	01/15/2016	250,000	279,163
Johnson Controls Incorporated	5.70	03/01/2041	240,000	265,927
O’Reilly Automotive Incorporated	4.88	01/14/2021	45,000	47,126
				1,398,512

Diversified Consumer Services: 0.06%
Board of Trustees of The Leland Stanford Junior University, Stanford University	4.75	05/01/2019	500,000	578,540
Cornell University	5.45	02/01/2019	100,000	119,107
Dartmouth College	4.75	06/01/2019	75,000	86,349
Johns Hopkins University	5.25	07/01/2019	250,000	293,950
President & Fellows of Harvard College	4.88	10/15/2040	300,000	341,886
Princeton University	5.70	03/01/2039	500,000	635,325
Vanderbilt University	5.25	04/01/2019	250,000	292,723
Yale University	2.90	10/15/2014	325,000	343,411
				2,691,291

Hotels, Restaurants & Leisure: 0.12%
Darden Restaurants Incorporated	6.20	10/15/2017	105,000	121,915
Darden Restaurants Incorporated	6.80	10/15/2037	20,000	23,278
Hyatt Hotels Corporation	3.88	08/15/2016	100,000	101,089
International Game Technology	5.50	06/15/2020	250,000	258,939
Marriott International	5.81	11/10/2015	425,000	476,395
Marriott International Series J	5.63	02/15/2013	100,000	103,473
McDonald’s Corporation	3.50	07/15/2020	200,000	211,428
McDonald’s Corporation	3.63	05/20/2021	100,000	106,813
McDonald’s Corporation	4.30	03/01/2013	400,000	417,751
McDonald’s Corporation	5.35	03/01/2018	400,000	469,752
McDonald’s Corporation	5.80	10/15/2017	100,000	121,619
McDonald’s Corporation	6.30	10/15/2037	300,000	403,838
McDonald’s Corporation	6.30	03/01/2038	600,000	788,427
Starbucks Corporation	6.25	08/15/2017	500,000	591,173
Yum! Brands Incorporated	5.30	09/15/2019	250,000	278,056
Yum! Brands Incorporated	6.25	03/15/2018	600,000	696,634
Yum! Brands Incorporated	6.88	11/15/2037	50,000	59,572
				5,230,152

14

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Household Durables: 0.03%
Fortune Brands Incorporated	5.38%	01/15/2016	$36,000	39,114
Fortune Brands Incorporated	6.38	06/15/2014	250,000	273,611
MDC Holdings Incorporated	5.38	07/01/2015	65,000	65,330
Newell Rubbermaid Incorporated	4.70	08/15/2020	200,000	203,849
Newell Rubbermaid Incorporated	5.50	04/15/2013	200,000	210,295
Newell Rubbermaid Incorporated	6.25	04/15/2018	165,000	185,758
Whirlpool Corporation	4.85	06/15/2021	100,000	100,074
Whirlpool Corporation	8.60	05/01/2014	320,000	358,139
				1,436,170

Internet & Catalog Retail: 0.01%
Expedia Incorporated	5.95	08/15/2020	400,000	396,486

Leisure Equipment & Products: 0.02%
Hasbro Incorporated	6.13	05/15/2014	300,000	327,930
Hasbro Incorporated	6.35	03/15/2040	155,000	166,921
Mattel Incorporated	2.50	11/01/2016	15,000	15,010
Mattel Incorporated	4.35	10/01/2020	100,000	105,389
Mattel Incorporated	6.20	10/01/2040	100,000	109,392
				724,642

Media: 1.21%
CBS Corporation	4.63	05/15/2018	180,000	185,095
CBS Corporation	7.88	07/30/2030	600,000	749,186
CBS Corporation	8.88	05/15/2019	500,000	638,153
Comcast Corporation	4.95	06/15/2016	350,000	385,451
Comcast Corporation	5.15	03/01/2020	500,000	555,555
Comcast Corporation	5.30	01/15/2014	800,000	863,866
Comcast Corporation	5.70	07/01/2019	1,000,000	1,140,920
Comcast Corporation	5.85	11/15/2015	500,000	566,236
Comcast Corporation	5.88	02/15/2018	75,000	85,691
Comcast Corporation	5.90	03/15/2016	975,000	1,110,949
Comcast Corporation	6.30	11/15/2017	500,000	587,251
Comcast Corporation	6.40	03/01/2040	500,000	574,937
Comcast Corporation	6.45	03/15/2037	900,000	1,020,873
Comcast Corporation	6.50	11/15/2035	550,000	631,302
Comcast Corporation	6.55	07/01/2039	650,000	752,090
Comcast Corporation	6.95	08/15/2037	400,000	477,816
Comcast Corporation	8.38	03/15/2013	365,000	398,847
Cox Communications Incorporated	4.63	06/01/2013	500,000	523,314
Cox Communications Incorporated	5.45	12/15/2014	180,000	199,466
DIRECTV Holdings LLC	3.55	03/15/2015	285,000	296,216
DIRECTV Holdings LLC	4.60	02/15/2021	350,000	352,328
DIRECTV Holdings LLC	4.75	10/01/2014	500,000	540,744
DIRECTV Holdings LLC	5.00	03/01/2021	700,000	725,635
DIRECTV Holdings LLC	5.20	03/15/2020	330,000	348,597
DIRECTV Holdings LLC	5.88	10/01/2019	1,000,000	1,101,521
DIRECTV Holdings LLC	6.00	08/15/2040	400,000	416,063
DIRECTV Holdings LLC	6.35	03/15/2040	145,000	157,864
DIRECTV Holdings LLC	6.38	03/01/2041	500,000	548,239
DIRECTV Holdings LLC	7.63	05/15/2016	620,000	661,075
Discovery Communications	3.70	06/01/2015	250,000	261,532
Discovery Communications	4.38	06/15/2021	300,000	309,317
Discovery Communications	5.05	06/01/2020	750,000	822,610
Discovery Communications	6.35	06/01/2040	250,000	288,652
McGraw-Hill Company Incorporated	5.90	11/15/2017	250,000	270,562
NBC Universal Incorporated	2.10	04/01/2014	500,000	508,449
NBC Universal Incorporated	2.88	04/01/2016	500,000	508,326
NBC Universal Incorporated	3.65	04/30/2015	300,000	314,524
NBC Universal Incorporated	4.38	04/01/2021	1,500,000	1,533,953

15

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Media (continued)
NBC Universal Incorporated	6.40%	04/30/2040	$1,000,000	1,145,469
News America Incorporated	4.50	02/15/2021	500,000	503,342
News America Incorporated	5.30	12/15/2014	180,000	197,667
News America Incorporated	6.15	02/15/2041	735,000	786,852
News America Incorporated	6.40	12/15/2035	750,000	805,587
News America Incorporated	6.65	11/15/2037	600,000	655,729
News America Incorporated	6.90	03/01/2019	1,300,000	1,504,732
News America Incorporated	6.90	08/15/2039	500,000	575,075
News America Incorporated	8.15	10/17/2036	250,000	304,669
Omnicom Group Incorporated	4.45	08/15/2020	90,000	90,446
Omnicom Group Incorporated	5.90	04/15/2016	500,000	554,179
Omnicom Group Incorporated	6.25	07/15/2019	650,000	741,457
TCI Communications Incorporated	7.13	02/15/2028	350,000	421,686
TCI Communications Incorporated	8.75	08/01/2015	500,000	610,143
Thompson Reuters Corporation	5.85	04/15/2040	134,000	149,775
Time Warner Cable Incorporated	3.50	02/01/2015	250,000	260,348
Time Warner Cable Incorporated	4.13	02/15/2021	500,000	497,139
Time Warner Cable Incorporated	4.70	01/15/2021	250,000	262,269
Time Warner Cable Incorporated	4.88	03/15/2020	500,000	531,631
Time Warner Cable Incorporated	5.00	02/01/2020	535,000	565,404
Time Warner Cable Incorporated	5.85	05/01/2017	500,000	563,004
Time Warner Cable Incorporated	5.88	11/15/2016	1,500,000	1,723,073
Time Warner Cable Incorporated	5.88	11/15/2040	250,000	256,408
Time Warner Cable Incorporated	6.20	07/01/2013	600,000	645,522
Time Warner Cable Incorporated	6.20	03/15/2040	300,000	327,041
Time Warner Cable Incorporated	6.25	03/29/2041	500,000	554,786
Time Warner Cable Incorporated	6.50	11/15/2036	252,000	282,899
Time Warner Cable Incorporated	6.55	05/01/2037	500,000	552,123
Time Warner Cable Incorporated	6.63	05/15/2029	800,000	903,671
Time Warner Cable Incorporated	6.75	07/01/2018	2,000,000	2,323,810
Time Warner Cable Incorporated	6.75	06/15/2039	500,000	568,454
Time Warner Cable Incorporated	7.30	07/01/2038	800,000	957,485
Time Warner Cable Incorporated	7.50	04/01/2014	150,000	167,946
Time Warner Cable Incorporated	7.57	02/01/2024	250,000	304,897
Time Warner Cable Incorporated	7.63	04/15/2031	825,000	1,012,677
Time Warner Cable Incorporated	7.70	05/01/2032	700,000	871,168
Time Warner Cable Incorporated	8.25	02/14/2014	150,000	169,320
Time Warner Cable Incorporated	8.25	04/01/2019	650,000	806,062
Time Warner Cable Incorporated	8.38	03/15/2023	250,000	320,030
Time Warner Cable Incorporated	8.38	07/15/2033	300,000	396,111
Time Warner Cable Incorporated	8.75	02/14/2019	204,000	256,458
Time Warner Cable Incorporated	9.15	02/01/2023	250,000	338,120
Viacom Incorporated	3.50	04/01/2017	100,000	102,361
Viacom Incorporated	4.38	09/15/2014	150,000	160,855
Viacom Incorporated	4.50	03/01/2021	500,000	512,130
Viacom Incorporated	5.50	05/15/2033	200,000	198,426
Viacom Incorporated	5.63	09/15/2019	150,000	165,828
Viacom Incorporated	6.13	10/05/2017	250,000	289,107
Viacom Incorporated	6.75	10/05/2037	50,000	58,231
Viacom Incorporated	6.88	04/30/2036	680,000	810,605
Walt Disney Company	4.50	12/15/2013	700,000	755,561
Walt Disney Company	4.70	12/01/2012	500,000	520,497
Walt Disney Company	5.50	03/15/2019	500,000	596,291
Walt Disney Company Series B	7.00	03/01/2032	75,000	100,785
Walt Disney Company Series C	5.63	09/15/2016	250,000	296,531
				51,445,077

Multiline Retail: 0.19%
Kohl’s Corporation	6.00	01/15/2033	65,000	70,796
Kohl’s Corporation	6.25	12/15/2017	500,000	590,019
Macy’s Retail Holdings Incorporated	5.75	07/15/2014	355,000	382,613
Macy’s Retail Holdings Incorporated	5.90	12/01/2016	500,000	555,315

16

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Multiline Retail (continued)
Macy’s Retail Holdings Incorporated	6.70%	07/15/2034	$500,000	540,171
Macy’s Retail Holdings Incorporated	6.90	04/01/2029	500,000	557,040
Nordstrom Incorporated	4.75	05/01/2020	135,000	147,193
Nordstrom Incorporated	6.25	01/15/2018	500,000	593,784
Nordstrom Incorporated	6.75	06/01/2014	60,000	67,516
Target Corporation	1.13	07/18/2014	105,000	105,703
Target Corporation	5.13	01/15/2013	700,000	734,715
Target Corporation	5.38	05/01/2017	350,000	409,722
Target Corporation	5.88	07/15/2016	300,000	353,623
Target Corporation	6.00	01/15/2018	500,000	603,944
Target Corporation	6.50	10/15/2037	400,000	490,998
Target Corporation	7.00	07/15/2031	500,000	660,667
Target Corporation	7.00	01/15/2038	800,000	1,037,004
				7,900,823

Specialty Retail : 0.22%
AutoZone Incorporated	5.75	01/15/2015	150,000	166,086
AutoZone Incorporated	6.50	01/15/2014	450,000	498,485
Best Buy Company Incorporated	3.75	03/15/2016	100,000	98,189
Best Buy Company Incorporated	5.50	03/15/2021	350,000	329,344
Family Dollar Stores Incorporated	5.00	02/01/2021	100,000	101,018
Gap Incorporated	5.95	04/12/2021	500,000	472,540
Home Depot Incorporated	3.95	09/15/2020	400,000	423,414
Home Depot Incorporated	4.40	04/01/2021	500,000	544,646
Home Depot Incorporated	5.25	12/16/2013	550,000	595,614
Home Depot Incorporated	5.40	03/01/2016	680,000	777,483
Home Depot Incorporated	5.40	09/15/2040	200,000	220,499
Home Depot Incorporated	5.88	12/16/2036	1,000,000	1,159,965
Home Depot Incorporated	5.95	04/01/2041	500,000	595,014
Lowe’s Companies Incorporated	3.75	04/15/2021	150,000	151,889
Lowe’s Companies Incorporated	4.63	04/15/2020	400,000	425,200
Lowe’s Companies Incorporated	5.00	10/15/2015	600,000	670,912
Lowe’s Companies Incorporated	5.80	10/15/2036	250,000	278,532
Lowe’s Companies Incorporated	5.80	04/15/2040	110,000	122,483
Lowe’s Companies Incorporated	6.50	03/15/2029	75,000	91,924
Lowe’s Companies Incorporated	6.65	09/15/2037	350,000	424,821
O’Reilly Automotive Incorporated	4.63	09/15/2021	150,000	152,836
Staples Incorporated	9.75	01/15/2014	500,000	571,215
TJX Companies Incorporated	4.20	08/15/2015	250,000	274,015
TJX Companies Incorporated	6.95	04/15/2019	85,000	106,196
				9,252,320

Textiles, Apparel & Luxury Goods : 0.01%
Cintas Corporation	6.13	12/01/2017	200,000	236,238
Cintas Corporation	6.15	08/15/2036	50,000	58,549
VF Corporation	5.95	11/01/2017	100,000	118,432
VF Corporation	6.45	11/01/2037	150,000	182,814
				596,033

Consumer Staples : 1.93%
Beverages : 0.48%
Anheuser-Busch Companies Incorporated	1.50	07/14/2014	300,000	302,180
Anheuser-Busch Companies Incorporated	4.38	01/15/2013	180,000	186,103
Anheuser-Busch Companies Incorporated	5.50	01/15/2018	200,000	231,347
Anheuser-Busch Companies Incorporated	5.60	03/01/2017	50,000	57,469
Anheuser-Busch Companies Incorporated	5.75	04/01/2036	250,000	293,719
Anheuser-Busch InBev Worldwide Incorporated	2.88	02/15/2016	45,000	47,008
Anheuser-Busch InBev Worldwide Incorporated	4.13	01/15/2015	625,000	673,174

17

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Beverages (continued)
Anheuser-Busch InBev Worldwide Incorporated	4.38%	02/15/2021	$30,000	32,888
Anheuser-Busch InBev Worldwide Incorporated	5.00	04/15/2020	500,000	565,548
Anheuser-Busch InBev Worldwide Incorporated	5.38	11/15/2014	500,000	557,039
Anheuser-Busch InBev Worldwide Incorporated	5.38	01/15/2020	900,000	1,038,839
Anheuser-Busch InBev Worldwide Incorporated	6.38	01/15/2040	750,000	974,018
Anheuser-Busch InBev Worldwide Incorporated	7.75	01/15/2019	1,500,000	1,930,932
Anheuser-Busch InBev Worldwide Incorporated	8.20	01/15/2039	500,000	761,096
Bottling Group LLC	5.00	11/15/2013	500,000	543,401
Bottling Group LLC	6.95	03/15/2014	750,000	843,047
Brown-Forman Corporation	2.50	01/15/2016	100,000	101,899
Coca-Cola Company	0.75	11/15/2013	450,000	450,798
Coca-Cola Company	1.50	11/15/2015	1,200,000	1,210,768
Coca-Cola Company 144A	1.80	09/01/2016	660,000	664,908
Coca-Cola Company	3.15	11/15/2020	1,010,000	1,039,403
Coca-Cola Company 144A	3.30	09/01/2021	70,000	72,178
Coca-Cola Company	3.63	03/15/2014	300,000	318,766
Coca-Cola Enterprises Incorporated	2.00	08/19/2016	100,000	98,818
Coca-Cola Enterprises Incorporated	3.50	09/15/2020	500,000	508,314
Coca-Cola Enterprises Incorporated	4.50	09/01/2021	100,000	109,224
Diageo Investment Corporation	7.45	04/15/2035	150,000	212,363
Dr Pepper Snapple Group Incorporated	2.35	12/21/2012	250,000	253,942
Dr Pepper Snapple Group Incorporated	2.90	01/15/2016	500,000	516,348
Dr Pepper Snapple Group Incorporated	7.45	05/01/2038	100,000	135,821
PepsiAmericas Incorporated	4.38	02/15/2014	500,000	534,882
PepsiCo Incorporated	3.10	01/15/2015	700,000	740,799
PepsiCo Incorporated	3.13	11/01/2020	500,000	510,344
PepsiCo Incorporated	3.75	03/01/2014	500,000	532,405
PepsiCo Incorporated	4.50	01/15/2020	200,000	222,823
PepsiCo Incorporated	5.00	06/01/2018	1,000,000	1,146,954
PepsiCo Incorporated	5.50	01/15/2040	300,000	351,678
PepsiCo Incorporated	7.90	11/01/2018	500,000	662,412
PepsiCo Incorporated Series B	7.00	03/01/2029	600,000	818,676
				20,252,331

Food & Staples Retailing : 0.55%
Costco Wholesale Corporation	5.50	03/15/2017	400,000	478,283
CVS Caremark Corporation	3.25	05/18/2015	250,000	262,873
CVS Caremark Corporation	4.75	05/18/2020	250,000	274,996
CVS Caremark Corporation	5.75	06/01/2017	400,000	461,718
CVS Caremark Corporation	5.75	05/15/2041	300,000	329,399
CVS Caremark Corporation	6.13	08/15/2016	250,000	290,546
CVS Caremark Corporation	6.13	09/15/2039	700,000	778,700
CVS Caremark Corporation	6.25	06/01/2027	515,000	602,565
CVS Caremark Corporation	6.60	03/15/2019	700,000	834,342
Delhaize America Incorporated	9.00	04/15/2031	500,000	674,366
Kroger Company	3.90	10/01/2015	150,000	160,743
Kroger Company	4.95	01/15/2015	100,000	110,235
Kroger Company	5.50	02/01/2013	200,000	208,915
Kroger Company	6.15	01/15/2020	800,000	959,170
Kroger Company	6.90	04/15/2038	300,000	385,962
Kroger Company	7.50	01/15/2014	250,000	280,348
Kroger Company	7.50	04/01/2031	75,000	99,250
Safeway Incorporated	5.00	08/15/2019	750,000	805,376
Safeway Incorporated	6.25	03/15/2014	500,000	552,118
Safeway Incorporated	7.25	02/01/2031	75,000	90,990
Sysco Corporation	4.20	02/12/2013	250,000	259,994
Sysco Corporation	5.25	02/12/2018	300,000	348,308
Sysco Corporation	6.63	03/17/2039	200,000	284,855
Wal-Mart Stores Incorporated	1.50	10/25/2015	250,000	252,117
Wal-Mart Stores Incorporated	1.63	04/15/2014	350,000	357,103
Wal-Mart Stores Incorporated	2.25	07/08/2015	1,250,000	1,296,178
Wal-Mart Stores Incorporated	2.88	04/01/2015	150,000	158,681

18

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Food & Staples Retailing (continued )
Wal-Mart Stores Incorporated	3.20%	05/15/2014	$500,000	527,697
Wal-Mart Stores Incorporated	3.63	07/08/2020	1,100,000	1,168,853
Wal-Mart Stores Incorporated	4.25	04/15/2021	500,000	561,954
Wal-Mart Stores Incorporated	4.55	05/01/2013	1,380,000	1,459,020
Wal-Mart Stores Incorporated	4.88	07/08/2040	850,000	901,947
Wal-Mart Stores Incorporated	5.25	09/01/2035	825,000	923,292
Wal-Mart Stores Incorporated	5.63	04/15/2041	1,000,000	1,194,617
Wal-Mart Stores Incorporated	5.80	02/15/2018	700,000	846,513
Wal-Mart Stores Incorporated	5.88	04/05/2027	100,000	118,376
Wal-Mart Stores Incorporated	6.20	04/15/2038	1,000,000	1,231,755
Wal-Mart Stores Incorporated	6.50	08/15/2037	1,000,000	1,261,018
Wal-Mart Stores Incorporated	7.55	02/15/2030	500,000	711,313
Walgreen Company	4.88	08/01/2013	500,000	535,087
Walgreen Company	5.25	01/15/2019	250,000	293,995
				23,333,568

Food Products : 0.46%
Archer-Daniels-Midland Company	4.48	03/01/2021	535,000	590,234
Archer-Daniels-Midland Company	5.38	09/15/2035	350,000	397,570
Archer-Daniels-Midland Company	5.45	03/15/2018	100,000	116,847
Archer-Daniels-Midland Company	5.77	03/01/2041	340,000	416,357
Archer-Daniels-Midland Company	5.94	10/01/2032	500,000	593,042
Campbell Soup Company	3.38	08/15/2014	300,000	319,338
Campbell Soup Company	4.50	02/15/2019	285,000	313,825
Campbell Soup Company	4.88	10/01/2013	250,000	268,352
ConAgra Foods Incorporated	7.00	04/15/2019	500,000	593,746
ConAgra Foods Incorporated	8.25	09/15/2030	120,000	149,479
Corn Products International Incorporated	4.63	11/01/2020	300,000	317,843
General Mills Incorporated	5.25	08/15/2013	300,000	320,849
General Mills Incorporated	5.40	06/15/2040	345,000	399,325
General Mills Incorporated	5.65	02/15/2019	1,000,000	1,173,823
General Mills Incorporated	5.70	02/15/2017	100,000	117,270
H.J. Heinz Company	5.35	07/15/2013	100,000	106,921
H.J. Heinz Company	6.75	03/15/2032	250,000	316,777
Hershey Company	4.13	12/01/2020	500,000	553,163
Hormel Foods Corporation	4.13	04/15/2021	100,000	109,290
Kellogg Company	3.25	05/21/2018	65,000	67,576
Kellogg Company	4.00	12/15/2020	350,000	366,760
Kellogg Company	4.45	05/30/2016	300,000	332,529
Kellogg Company Series B	4.15	11/15/2019	300,000	320,283
Kellogg Company Series B	4.25	03/06/2013	500,000	519,613
Kellogg Company Series B	7.45	04/01/2031	350,000	474,398
Kraft Foods Incorporated	2.63	05/08/2013	350,000	357,234
Kraft Foods Incorporated	4.13	02/09/2016	1,500,000	1,607,420
Kraft Foods Incorporated	5.25	10/01/2013	350,000	373,380
Kraft Foods Incorporated	5.38	02/10/2020	1,250,000	1,387,244
Kraft Foods Incorporated	6.13	08/23/2018	1,000,000	1,163,650
Kraft Foods Incorporated	6.50	08/11/2017	250,000	293,028
Kraft Foods Incorporated	6.50	11/01/2031	384,000	464,678
Kraft Foods Incorporated	6.50	02/09/2040	950,000	1,126,267
Kraft Foods Incorporated	6.88	02/01/2038	600,000	745,446
Kraft Foods Incorporated	6.88	01/26/2039	100,000	123,647
Kraft Foods Incorporated	7.00	08/11/2037	360,000	453,463
McCormick & Company	3.90	07/15/2021	75,000	78,722
Mead Johnson Nutrition Company	3.50	11/01/2014	200,000	208,909
Mead Johnson Nutrition Company	4.90	11/01/2019	250,000	273,440
Mead Johnson Nutrition Company	5.90	11/01/2039	100,000	115,909
Ralcorp Holdings Incorporated	6.63	08/15/2039	200,000	201,293
Sara Lee Corporation	3.88	06/15/2013	500,000	517,037
Sara Lee Corporation	4.10	09/15/2020	500,000	500,706

19

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Food Products (continued)
Tyson Foods Incorporated	10.50%	03/01/2014	$500,000	576,250
				19,822,933

Household Products : 0.14%
Clorox Company	5.00	03/01/2013	150,000	156,876
Clorox Company	5.00	01/15/2015	300,000	324,968
Clorox Company	5.95	10/15/2017	90,000	104,085
Colgate-Palmolive Company	2.95	11/01/2020	200,000	205,369
Colgate-Palmolive Company	5.20	11/07/2016	100,000	116,891
Colgate-Palmolive Company Series F	3.15	08/05/2015	340,000	362,935
Kimberly-Clark Corporation	3.63	08/01/2020	750,000	794,287
Kimberly-Clark Corporation	5.00	08/15/2013	300,000	321,013
Kimberly-Clark Corporation	5.30	03/01/2041	245,000	292,775
Kimberly-Clark Corporation	6.13	08/01/2017	200,000	241,690
Kimberly-Clark Corporation	6.63	08/01/2037	200,000	276,771
Kimberly-Clark Corporation	7.50	11/01/2018	100,000	131,157
Procter & Gamble Company	1.80	11/15/2015	400,000	411,310
Procter & Gamble Company	3.50	02/15/2015	400,000	429,839
Procter & Gamble Company	4.70	02/15/2019	500,000	580,214
Procter & Gamble Company	4.85	12/15/2015	500,000	567,481
Procter & Gamble Company	5.55	03/05/2037	500,000	634,279
Procter & Gamble Company	5.80	08/15/2034	100,000	131,263
				6,083,203

Personal Products : 0.03%
Avon Products Incorporated	4.20	07/15/2018	350,000	342,473
Avon Products Incorporated	5.63	03/01/2014	500,000	530,468
Estee Lauder Companies Incorporated	6.00	05/15/2037	200,000	250,727
				1,123,668

Tobacco : 0.27%
Altria Group Incorporated	4.13	09/11/2015	500,000	540,320
Altria Group Incorporated	4.75	05/05/2021	500,000	521,982
Altria Group Incorporated	8.50	11/10/2013	500,000	567,293
Altria Group Incorporated	9.25	08/06/2019	1,000,000	1,287,061
Altria Group Incorporated	9.70	11/10/2018	1,050,000	1,374,136
Altria Group Incorporated	9.95	11/10/2038	350,000	491,931
Altria Group Incorporated	10.20	02/06/2039	500,000	718,097
Lorillard Tobacco Company	3.50	08/04/2016	45,000	45,160
Lorillard Tobacco Company	6.88	05/01/2020	250,000	274,990
Lorillard Tobacco Company	8.13	06/23/2019	155,000	179,546
Lorillard Tobacco Company	8.13	05/01/2040	250,000	279,000
Philip Morris International Incorporated	2.50	05/16/2016	500,000	512,389
Philip Morris International Incorporated	4.50	03/26/2020	750,000	824,630
Philip Morris International Incorporated	4.88	05/16/2013	125,000	132,299
Philip Morris International Incorporated	5.65	05/16/2018	700,000	813,338
Philip Morris International Incorporated	6.38	05/16/2038	600,000	734,179
Philip Morris International Incorporated	6.88	03/17/2014	750,000	846,546
Reynolds American Incorporated	7.25	06/15/2037	200,000	222,784
Reynolds American Incorporated	7.63	06/01/2016	1,000,000	1,189,830
UST Incorporated	5.75	03/01/2018	100,000	109,571
				11,665,082

Energy : 1.47%
Energy Equipment & Services : 0.10%
Baker Hughes Incorporated	5.13	09/15/2040	500,000	561,188
Baker Hughes Incorporated	6.88	01/15/2029	250,000	332,745

20

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Energy Equipment & Services (continued)
Baker Hughes Incorporated	7.50%	11/15/2018	$375,000	485,248
Cameron International Corporation	4.50	06/01/2021	200,000	213,861
Cameron International Corporation	5.95	06/01/2041	100,000	109,752
Cameron International Corporation	7.00	07/15/2038	100,000	124,211
Diamond Offshore Drilling Incorporated	5.70	10/15/2039	300,000	328,350
Diamond Offshore Drilling Incorporated	5.88	05/01/2019	365,000	422,397
Halliburton Company	6.15	09/15/2019	350,000	426,227
Halliburton Company	7.45	09/15/2039	650,000	900,913
Rowan Companies Incorporated	7.88	08/01/2019	300,000	352,605
				4,257,497

Oil, Gas & Consumable Fuels : 1.37%
Anadarko Petroleum Corporation	5.95	09/15/2016	600,000	670,671
Anadarko Petroleum Corporation	6.20	03/15/2040	300,000	327,950
Anadarko Petroleum Corporation	6.38	09/15/2017	500,000	572,718
Anadarko Petroleum Corporation	6.45	09/15/2036	750,000	835,542
Anadarko Petroleum Corporation	7.63	03/15/2014	500,000	561,153
Anadarko Petroleum Corporation	8.70	03/15/2019	450,000	571,593
Apache Corporation	3.63	02/01/2021	500,000	521,582
Apache Corporation	5.10	09/01/2040	350,000	387,093
Apache Corporation	5.25	04/15/2013	100,000	106,113
Apache Corporation	5.25	02/01/2042	100,000	114,241
Apache Corporation	5.63	01/15/2017	380,000	448,302
Apache Corporation	6.00	09/15/2013	200,000	218,588
Apache Corporation	6.00	01/15/2037	500,000	617,068
BJ Services Company	6.00	06/01/2018	150,000	178,007
Boardwalk Pipelines LP	5.75	09/15/2019	150,000	163,411
Boardwalk Pipelines LP	5.88	11/15/2016	100,000	110,428
Buckeye Partners LP	4.88	02/01/2021	560,000	584,990
Buckeye Partners LP	5.50	08/15/2019	150,000	163,935
Buckeye Partners LP	6.05	01/15/2018	100,000	113,152
Centerpoint Energy Resources Corporation	6.00	05/15/2018	100,000	115,056
Centerpoint Energy Resources Corporation	6.13	11/01/2017	150,000	171,129
Centerpoint Energy Resources Corporation	6.63	11/01/2037	50,000	61,365
Centerpoint Energy Resources Corporation Series B	7.88	04/01/2013	225,000	243,522
Chevron Corporation	3.95	03/03/2014	1,000,000	1,071,173
Chevron Corporation	4.95	03/03/2019	500,000	586,844
ConocoPhillips Company	4.40	05/15/2013	150,000	157,655
ConocoPhillips Company	4.60	01/15/2015	500,000	553,115
ConocoPhillips Company	4.75	02/01/2014	1,425,000	1,543,184
ConocoPhillips Company	5.75	02/01/2019	1,250,000	1,480,436
ConocoPhillips Company	5.90	10/15/2032	250,000	299,188
ConocoPhillips Company	5.90	05/15/2038	100,000	119,890
ConocoPhillips Company	6.00	01/15/2020	750,000	912,105
ConocoPhillips Company	6.50	02/01/2039	1,400,000	1,811,796
ConocoPhillips Company	6.95	04/15/2029	300,000	396,836
Devon Energy Corporation	2.40	07/15/2016	200,000	203,394
Devon Energy Corporation	4.00	07/15/2021	200,000	214,865
Devon Energy Corporation	5.60	07/15/2041	200,000	226,206
Devon Energy Corporation	6.30	01/15/2019	600,000	726,781
Devon Energy Corporation	7.95	04/15/2032	500,000	683,624
El Paso Natural Gas Company	5.95	04/15/2017	150,000	168,861
El Paso Natural Gas Company	8.38	06/15/2032	650,000	809,113
Enbridge Energy Partners LP	5.20	03/15/2020	380,000	411,563
Enbridge Energy Partners LP	5.50	09/15/2040	200,000	207,575
Enbridge Energy Partners LP	5.88	12/15/2016	65,000	74,129
Enbridge Energy Partners LP	6.50	04/15/2018	200,000	232,332
Enbridge Energy Partners LP	7.50	04/15/2038	270,000	351,824
Enbridge Energy Partners LP	9.88	03/01/2019	125,000	163,122
Enbridge Incorporated	5.80	06/15/2014	300,000	329,162
Energen Corporation	4.63	09/01/2021	100,000	98,794
Energy Transfer Partners LP	4.65	06/01/2021	100,000	96,429

21

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners LP	6.00%	07/01/2013	$250,000	263,848
Energy Transfer Partners LP	6.05	06/01/2041	300,000	290,276
Energy Transfer Partners LP	6.13	02/15/2017	55,000	60,036
Energy Transfer Partners LP	6.63	10/15/2036	230,000	244,318
Energy Transfer Partners LP	6.70	07/01/2018	100,000	110,537
Energy Transfer Partners LP	7.50	07/01/2038	100,000	112,801
Energy Transfer Partners LP	9.00	04/15/2019	1,000,000	1,187,424
Enterprise Products Operating LLC	3.20	02/01/2016	100,000	103,763
Enterprise Products Operating LLC	5.20	09/01/2020	500,000	545,393
Enterprise Products Operating LLC	5.25	01/31/2020	500,000	544,541
Enterprise Products Operating LLC	5.95	02/01/2041	100,000	108,131
Enterprise Products Operating LLC	6.13	10/15/2039	1,000,000	1,067,209
Enterprise Products Operating LLC	6.30	09/15/2017	400,000	464,548
Enterprise Products Operating LLC	6.65	04/15/2018	250,000	291,447
Enterprise Products Operating LLC	7.55	04/15/2038	100,000	124,381
Enterprise Products Operating LLC Series D	6.88	03/01/2033	75,000	87,891
Enterprise Products Operating LLC Series G	5.60	10/15/2014	565,000	620,511
EOG Resources Incorporated	2.95	06/01/2015	500,000	520,808
EOG Resources Incorporated	4.10	02/01/2021	200,000	214,509
EOG Resources Incorporated	4.40	06/01/2020	300,000	328,209
EOG Resources Incorporated	5.63	06/01/2019	75,000	88,503
EOG Resources Incorporated	6.88	10/01/2018	400,000	487,240
EQT Corporation	4.88	11/15/2021	100,000	98,947
EQT Corporation	8.13	06/01/2019	325,000	369,739
Equitable Resources Incorporated	6.50	04/01/2018	100,000	111,882
Hess Corporation	5.60	02/15/2041	300,000	318,692
Hess Corporation	6.00	01/15/2040	350,000	393,179
Hess Corporation	7.30	08/15/2031	384,000	481,894
Hess Corporation	7.88	10/01/2029	180,000	233,178
Hess Corporation	8.13	02/15/2019	500,000	618,270
Kaneb Pipe Line Operating Partnership LP	5.88	06/01/2013	100,000	105,693
Kerr-McGee Corporation	6.95	07/01/2024	200,000	236,479
Kinder Morgan Energy Partners LP	3.50	03/01/2016	500,000	518,223
Kinder Morgan Energy Partners LP	5.00	12/15/2013	100,000	106,286
Kinder Morgan Energy Partners LP	5.13	11/15/2014	500,000	541,977
Kinder Morgan Energy Partners LP	5.30	09/15/2020	125,000	133,673
Kinder Morgan Energy Partners LP	5.80	03/01/2021	1,000,000	1,116,532
Kinder Morgan Energy Partners LP	5.80	03/15/2035	100,000	101,361
Kinder Morgan Energy Partners LP	5.95	02/15/2018	300,000	334,758
Kinder Morgan Energy Partners LP	6.38	03/01/2041	200,000	216,287
Kinder Morgan Energy Partners LP	6.50	09/01/2039	750,000	801,026
Kinder Morgan Energy Partners LP	6.95	01/15/2038	500,000	552,108
Magellan Midstream Partners LP	6.40	07/15/2018	100,000	118,209
Magellan Midstream Partners LP	6.55	07/15/2019	575,000	667,092
Marathon Oil Corporation	6.00	10/01/2017	625,000	723,873
Marathon Oil Corporation	6.60	10/01/2037	450,000	535,819
Marathon Petroleum Corporation	3.50	03/01/2016	555,000	555,717
Marathon Petroleum Corporation	5.13	03/01/2021	35,000	35,629
Marathon Petroleum Corporation	6.50	03/01/2041	545,000	594,509
Murphy Oil Corporation	7.05	05/01/2029	200,000	230,922
Nabors Industries Incorporated	5.00	09/15/2020	300,000	303,592
Nabors Industries Incorporated	6.15	02/15/2018	500,000	557,561
Nabors Industries Incorporated	9.25	01/15/2019	500,000	611,385
Nexen Incorporated	7.88	03/15/2032	120,000	144,687
Nextera Energy Capital	4.50	06/01/2021	200,000	210,576
Noble Energy Incorporated	6.00	03/01/2041	565,000	630,384
Noble Energy Incorporated	8.25	03/01/2019	350,000	450,807
Northwest Pipeline Corporation	6.05	06/15/2018	170,000	192,662
Nustar Logistics LP	4.80	09/01/2020	250,000	255,716
Occidental Petroleum Corporation	1.45	12/13/2013	500,000	508,956
Occidental Petroleum Corporation	2.50	02/01/2016	100,000	104,153
Occidental Petroleum Corporation	4.10	02/01/2021	460,000	504,093
Occidental Petroleum Corporation	4.13	06/01/2016	400,000	443,286

22

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
ONEOK Partners LP	6.13%	02/01/2041	$500,000	557,407
ONEOK Partners LP	6.15	10/01/2016	200,000	228,891
ONEOK Partners LP	6.85	10/15/2037	500,000	600,924
ONEOK Partners LP	8.63	03/01/2019	350,000	445,023
Plains All American Pipeline LP	5.00	02/01/2021	200,000	212,047
Plains All American Pipeline LP	6.13	01/15/2017	50,000	56,176
Plains All American Pipeline LP	6.50	05/01/2018	150,000	169,553
Plains All American Pipeline LP	6.65	01/15/2037	200,000	224,525
Plains All American Pipeline LP	8.75	05/01/2019	400,000	503,159
Southern Natural Gas Company 144A	5.90	04/01/2017	500,000	570,390
Spectra Energy Capital LLC	4.60	06/15/2021	100,000	102,481
Spectra Energy Capital LLC	5.67	08/15/2014	125,000	136,979
Spectra Energy Capital LLC	5.90	09/15/2013	100,000	106,706
Spectra Energy Capital LLC	6.25	02/15/2013	300,000	315,483
Spectra Energy Capital LLC	7.50	09/15/2038	100,000	125,480
Spectra Energy Capital LLC	8.00	10/01/2019	100,000	123,973
Sunoco Logistics Partner LP	6.85	02/15/2040	250,000	264,469
TC Pipelines LP	4.65	06/15/2021	300,000	307,280
Texas Eastern Transmission LP	7.00	07/15/2032	325,000	403,507
TransCanada PipeLines Limited	4.88	01/15/2015	65,000	70,987
TransCanada PipeLines Limited	5.60	03/31/2034	100,000	115,802
Transcontinental Gas Pipe Line Corporation	6.05	06/15/2018	105,000	118,997
Transocean Incorporated	6.50	11/15/2020	300,000	298,181
Transocean Incorporated	6.80	03/15/2038	300,000	282,763
Transocean Incorporated	7.50	04/15/2031	220,000	218,352
Valero Energy Corporation	4.50	02/01/2015	65,000	69,396
Valero Energy Corporation	6.13	06/15/2017	500,000	560,479
Valero Energy Corporation	6.13	02/01/2020	65,000	70,843
Valero Energy Corporation	6.63	06/15/2037	500,000	524,212
Valero Energy Corporation	7.50	04/15/2032	300,000	332,375
Valero Energy Corporation	9.38	03/15/2019	450,000	558,555
Weatherford International Limited	6.50	08/01/2036	300,000	315,446
Williams Companies Incorporated	7.88	09/01/2021	200,000	252,190
Williams Companies Incorporated	8.75	03/15/2032	444,000	599,379
Williams Partners LP	3.80	02/15/2015	600,000	628,193
Williams Partners LP	4.13	11/15/2020	300,000	302,117
Williams Partners LP	5.25	03/15/2020	640,000	695,864
Williams Partners LP	6.30	04/15/2040	390,000	455,622
XTO Energy Incorporated	5.75	12/15/2013	1,000,000	1,099,195
				58,447,142

Financials : 7.27%
Capital Markets : 1.31%
Ameriprise Financial Incorporated	5.30	03/15/2020	300,000	320,043
Ameriprise Financial Incorporated	5.65	11/15/2015	400,000	446,787
Ameriprise Financial Incorporated	7.30	06/28/2019	65,000	77,337
Bank of New York Mellon Corporation	1.50	01/31/2014	400,000	400,032
Bank of New York Mellon Corporation	2.30	07/28/2016	500,000	499,424
Bank of New York Mellon Corporation	2.50	01/15/2016	500,000	506,135
Bank of New York Mellon Corporation	4.15	02/01/2021	100,000	102,915
Bank of New York Mellon Corporation	4.30	05/15/2014	415,000	444,275
Bank of New York Mellon Corporation	5.45	05/15/2019	1,000,000	1,124,712
Bear Stearns Companies Incorporated	5.30	10/30/2015	180,000	191,948
Bear Stearns Companies Incorporated	5.55	01/22/2017	1,025,000	1,074,907
Bear Stearns Companies Incorporated	6.40	10/02/2017	620,000	672,590
Bear Stearns Companies Incorporated	7.25	02/01/2018	1,500,000	1,728,218
Berkshire Hathaway Finance Corporation	1.50	01/10/2014	100,000	101,168
Berkshire Hathaway Finance Corporation	4.25	01/15/2021	500,000	527,825
Berkshire Hathaway Finance Corporation	4.85	01/15/2015	500,000	549,502
Berkshire Hathaway Finance Corporation	5.00	08/15/2013	1,275,000	1,356,493
Berkshire Hathaway Finance Corporation	5.40	05/15/2018	350,000	398,224

23

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Capital Markets (continued)
Berkshire Hathaway Finance Corporation	5.75%	01/15/2040	$250,000	280,456
Berkshire Hathaway Incorporated	2.13	02/11/2013	1,000,000	1,016,307
Berkshire Hathaway Incorporated	3.20	02/11/2015	500,000	525,586
BlackRock Incorporated	3.50	12/10/2014	550,000	587,233
BlackRock Incorporated	4.25	05/24/2021	500,000	510,559
BlackRock Incorporated	5.00	12/10/2019	250,000	267,881
BlackRock Incorporated	6.25	09/15/2017	350,000	401,588
Charles Schwab Corporation	4.45	07/22/2020	200,000	204,598
Charles Schwab Corporation	4.95	06/01/2014	425,000	457,915
Credit Suisse USA Incorporated	5.38	03/02/2016	500,000	527,224
Eaton Vance Corporation	6.50	10/02/2017	50,000	53,991
Franklin Resources Incorporated	2.00	05/20/2013	200,000	201,760
Goldman Sachs Group Incorporated	3.63	02/07/2016	1,500,000	1,411,469
Goldman Sachs Group Incorporated	3.70	08/01/2015	500,000	482,288
Goldman Sachs Group Incorporated	4.75	07/15/2013	1,200,000	1,202,376
Goldman Sachs Group Incorporated	5.13	01/15/2015	1,500,000	1,519,649
Goldman Sachs Group Incorporated	5.15	01/15/2014	1,360,000	1,381,217
Goldman Sachs Group Incorporated	5.25	07/27/2021	1,100,000	1,015,123
Goldman Sachs Group Incorporated	5.35	01/15/2016	275,000	278,868
Goldman Sachs Group Incorporated	5.38	03/15/2020	1,500,000	1,414,172
Goldman Sachs Group Incorporated	5.75	10/01/2016	500,000	509,082
Goldman Sachs Group Incorporated	5.95	01/15/2027	1,070,000	992,177
Goldman Sachs Group Incorporated	6.00	05/01/2014	1,045,000	1,071,540
Goldman Sachs Group Incorporated	6.13	02/15/2033	1,500,000	1,344,843
Goldman Sachs Group Incorporated	6.15	04/01/2018	1,750,000	1,747,099
Goldman Sachs Group Incorporated	6.25	09/01/2017	1,250,000	1,279,069
Goldman Sachs Group Incorporated	6.25	02/01/2041	500,000	451,127
Goldman Sachs Group Incorporated	6.35	02/15/2034	950,000	811,003
Goldman Sachs Group Incorporated	6.45	05/01/2036	1,000,000	873,794
Goldman Sachs Group Incorporated	6.75	10/01/2037	1,925,000	1,712,563
Goldman Sachs Group Incorporated	7.50	02/15/2019	1,300,000	1,386,639
Jefferies Group Incorporated	3.88	11/09/2015	500,000	423,750
Jefferies Group Incorporated	6.25	01/15/2036	150,000	112,125
Jefferies Group Incorporated	6.45	06/08/2027	150,000	117,596
Jefferies Group Incorporated	6.88	04/15/2021	150,000	126,750
Jefferies Group Incorporated	8.50	07/15/2019	700,000	651,000
Morgan Stanley	2.88	01/24/2014	500,000	470,551
Morgan Stanley	2.88	07/28/2014	240,000	222,401
Morgan Stanley	4.10	01/26/2015	500,000	461,869
Morgan Stanley	4.20	11/20/2014	1,000,000	950,648
Morgan Stanley	4.75	04/01/2014	1,500,000	1,439,588
Morgan Stanley	5.38	10/15/2015	525,000	498,793
Morgan Stanley	5.45	01/09/2017	1,000,000	921,342
Morgan Stanley	5.50	01/26/2020	1,000,000	880,773
Morgan Stanley	5.50	07/24/2020	500,000	429,217
Morgan Stanley	5.50	07/28/2021	570,000	496,905
Morgan Stanley	5.55	04/27/2017	850,000	785,782
Morgan Stanley	5.63	09/23/2019	2,000,000	1,745,906
Morgan Stanley	5.75	10/18/2016	1,500,000	1,387,721
Morgan Stanley	6.00	05/13/2014	1,300,000	1,292,457
Morgan Stanley	6.00	04/28/2015	1,500,000	1,458,902
Morgan Stanley	6.25	08/09/2026	300,000	255,544
Morgan Stanley	6.63	04/01/2018	2,500,000	2,351,643
Morgan Stanley	7.25	04/01/2032	470,000	451,023
Morgan Stanley	7.30	05/13/2019	400,000	393,691
Northern Trust Corporation	4.63	05/01/2014	540,000	581,368
Raymond James Financial Incorporated	4.25	04/15/2016	100,000	103,472
Raymond James Financial Incorporated	8.60	08/15/2019	100,000	118,011
TD Ameritrade Holding Corporation	5.60	12/01/2019	200,000	214,903
				55,785,462

24

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks : 1.01%
Abbey National Capital Trust I	8.96%	12/29/2049	$150,000	135,000
Ally Financial Incorporated	2.20	12/19/2012	1,000,000	1,020,358
Bank One Corporation	7.63	10/15/2026	240,000	280,311
Bank One Corporation	8.00	04/29/2027	550,000	631,046
Branch Banking & Trust Capital Trust IV	6.82	06/12/2077	100,000	99,750
Branch Banking & Trust Corporation	2.05	04/28/2014	250,000	253,138
Branch Banking & Trust Corporation	3.20	03/15/2016	100,000	103,272
Branch Banking & Trust Corporation	3.38	09/25/2013	150,000	155,513
Branch Banking & Trust Corporation	3.95	04/29/2016	350,000	372,278
Branch Banking & Trust Corporation	5.20	12/23/2015	500,000	537,183
Branch Banking & Trust Corporation	5.63	09/15/2016	100,000	111,382
Branch Banking & Trust Corporation	6.85	04/30/2019	500,000	603,672
Capital One Bank USA NA	8.80	07/15/2019	750,000	872,750
Capital One Capital III	7.69	08/01/2066	200,000	198,500
Capital One Capital IV	6.75	02/17/2037	250,000	244,688
Capital One Capital V	10.25	08/15/2039	300,000	311,250
Capital One Capital VI	8.88	05/15/2040	659,000	662,590
Citibank NA	1.75	12/28/2012	1,500,000	1,526,102
Comerica Incorporated	3.00	09/16/2015	100,000	101,914
Compass Bank	6.40	10/01/2017	250,000	248,227
Discover Bank	8.70	11/18/2019	550,000	614,066
Fifth Third Bancorp	3.63	01/25/2016	500,000	501,110
Fifth Third Bancorp	5.45	01/15/2017	500,000	523,399
Fifth Third Bancorp	6.25	05/01/2013	350,000	367,967
Fifth Third Bancorp	8.25	03/01/2038	750,000	899,714
Fifth Third Capital Trust IV	6.50	04/15/2067	250,000	241,250
First Horizon National Corporation	5.38	12/15/2015	500,000	497,475
HSBC Bank USA NA	4.88	08/24/2020	1,300,000	1,199,212
HSBC Bank USA NA	7.00	01/15/2039	500,000	522,899
Huntington Bancshares Incorporated	7.00	12/15/2020	25,000	27,677
KeyBank NA	4.95	09/15/2015	250,000	262,025
KeyBank NA	5.45	03/03/2016	500,000	534,542
KeyBank NA	5.80	07/01/2014	350,000	373,665
KeyCorp	5.10	03/24/2021	500,000	506,245
KeyCorp	6.50	05/14/2013	500,000	529,617
M&I Marshall & Ilsley Bank	4.85	06/16/2015	300,000	313,175
M&I Marshall & Ilsley Bank	5.00	01/17/2017	250,000	262,327
Manufacturers & Traders Trust Company	6.63	12/04/2017	500,000	573,214
PNC Bank NA	6.00	12/07/2017	500,000	548,280
SunTrust Bank Incorporated	3.60	04/15/2016	250,000	250,634
SunTrust Bank Incorporated	5.00	09/01/2015	34,000	36,181
SunTrust Bank Incorporated	6.00	09/11/2017	750,000	823,842
SunTrust Bank Incorporated	7.25	03/15/2018	500,000	551,997
SunTrust Capital VIII	6.10	12/01/2066	165,000	162,525
SVB Financial Group	5.38	09/15/2020	160,000	161,603
Union Bank NA	2.13	12/16/2013	250,000	252,321
Union Bank NA Series BKNT	5.95	05/11/2016	450,000	481,238
US Bancorp NA	2.00	06/14/2013	500,000	509,015
US Bancorp NA	2.45	07/27/2015	500,000	510,236
US Bancorp NA	3.44	02/01/2016	500,000	505,320
US Bancorp NA	4.20	05/15/2014	1,000,000	1,069,046
US Bank NA	3.78	04/29/2020	1,000,000	1,032,106
US Bank NA	4.95	10/30/2014	275,000	299,747
USB Capital Trust XIII	6.63	12/15/2039	100,000	99,054
Wachovia Bank NA (l)	4.88	02/01/2015	500,000	524,376
Wachovia Bank NA (l)	5.85	02/01/2037	1,000,000	1,012,724
Wachovia Bank NA (l)	6.60	01/15/2038	600,000	654,438
Wachovia Corporation (l)	5.25	08/01/2014	2,000,000	2,111,024
Wachovia Corporation (l)	5.50	05/01/2013	700,000	741,232
Wachovia Corporation (l)	5.50	08/01/2035	700,000	685,171
Wachovia Corporation (l)	5.63	10/15/2016	1,200,000	1,280,610
Wachovia Corporation (l)	5.75	06/15/2017	1,000,000	1,127,384
Wachovia Corporation (l)	5.75	02/01/2018	1,000,000	1,118,878

25

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
Wells Fargo & Company (l)	3.68%	06/15/2016	$1,000,000	1,046,289
Wells Fargo & Company (l)	3.75	10/01/2014	1,500,000	1,586,232
Wells Fargo & Company (l)	4.38	01/31/2013	1,500,000	1,552,443
Wells Fargo & Company (l)	4.60	04/01/2021	250,000	264,558
Wells Fargo & Company (l)	4.95	10/16/2013	300,000	314,146
Wells Fargo & Company (l)	5.63	12/11/2017	1,500,000	1,683,158
Wells Fargo Bank NA (l)	5.95	08/26/2036	350,000	351,181
Wells Fargo Bank NA Series AI (l)	4.75	02/09/2015	1,000,000	1,053,372
Wells Fargo Capital X (l)	5.95	12/01/2086	500,000	498,440
Westpac Banking Corporation	3.00	12/09/2015	1,000,000	999,772
Zions Bancorporation	7.75	09/23/2014	200,000	212,209
				43,329,285

Consumer Finance : 0.85%
Ahold Finance USA LLC	6.88	05/01/2029	300,000	389,922
American Express Centurion Bank	6.00	09/13/2017	500,000	560,460
American Express Company	5.50	09/12/2016	500,000	553,359
American Express Company	6.80	09/01/2066	200,000	196,000
American Express Company	7.00	03/19/2018	800,000	936,096
American Express Company	7.25	05/20/2014	650,000	724,382
American Express Company	8.13	05/20/2019	650,000	820,460
American Express Company	8.15	03/19/2038	300,000	420,337
American Express Credit Corporation	2.75	09/15/2015	1,000,000	989,839
American Express Credit Corporation	5.13	08/25/2014	500,000	535,051
American Express Credit Corporation	5.30	12/02/2015	500,000	543,037
American Express Credit Corporation	5.88	05/02/2013	1,000,000	1,052,695
American Express Credit Corporation	7.30	08/20/2013	1,000,000	1,079,241
Anadarko Finance Company Series B	7.50	05/01/2031	325,000	391,265
Barrick Gold Finance Company LLC	4.40	05/30/2021	600,000	626,986
Barrick Gold Finance Company LLC	5.70	05/30/2041	300,000	327,151
Barrick Gold Finance Company LLC	6.13	09/15/2013	250,000	271,319
BellSouth Capital Funding Corporation	7.88	02/15/2030	750,000	974,348
Boeing Capital Corporation	4.70	10/27/2019	500,000	558,596
Bunge Limited Finance Corporation	4.10	03/15/2016	100,000	101,501
Bunge Limited Finance Corporation	5.10	07/15/2015	300,000	311,329
Bunge Limited Finance Corporation	8.50	06/15/2019	500,000	599,623
Capital One Financial Corporation	2.13	07/15/2014	300,000	295,482
Capital One Financial Corporation	3.15	07/15/2016	260,000	259,154
Capital One Financial Corporation	4.75	07/15/2021	450,000	459,385
Capital One Financial Corporation	6.15	09/01/2016	500,000	513,010
Capital One Financial Corporation	6.75	09/15/2017	283,000	315,420
Capital One Financial Corporation	7.38	05/23/2014	700,000	765,361
Caterpillar Financial Services Corporation	1.38	05/20/2014	120,000	121,712
Caterpillar Financial Services Corporation	1.65	04/01/2014	100,000	101,428
Caterpillar Financial Services Corporation	2.00	04/05/2013	250,000	254,580
Caterpillar Financial Services Corporation	2.65	04/01/2016	100,000	103,408
Caterpillar Financial Services Corporation	4.90	08/15/2013	500,000	535,765
Caterpillar Financial Services Corporation	5.50	03/15/2016	275,000	316,999
Caterpillar Financial Services Corporation	6.13	02/17/2014	750,000	833,280
Caterpillar Financial Services Corporation	6.20	09/30/2013	500,000	545,820
Caterpillar Financial Services Corporation	7.15	02/15/2019	1,000,000	1,267,437
Caterpillar Financial Services Corporation Series F	4.75	02/17/2015	415,000	456,485
Daimler Finance North America LLC	6.50	11/15/2013	830,000	901,568
Daimler Finance North America LLC	8.50	01/18/2031	425,000	571,971
Deutsche Telekom International Finance BV	9.25	06/01/2032	500,000	729,303
Devon Financing Corporation ULC	7.88	09/30/2031	120,000	165,064
Discover Financial Services	10.25	07/15/2019	600,000	709,966
John Deere Capital Corporation	1.60	03/03/2014	500,000	507,802
John Deere Capital Corporation	2.25	06/07/2016	200,000	204,349
John Deere Capital Corporation	3.90	07/12/2021	300,000	316,220
John Deere Capital Corporation	5.50	04/13/2017	100,000	116,605
John Deere Capital Corporation	5.75	09/10/2018	500,000	598,806

26

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)
National City Corporation	4.90%	01/15/2015	$360,000	386,637
National City Corporation	6.88	05/15/2019	500,000	573,377
National City Preferred Capital Trust I	12.00	12/29/2049	500,000	520,225
PNC Bank	6.88	04/01/2018	175,000	198,664
Reed Elsevier Capital Incorporated	8.63	01/15/2019	500,000	604,643
SLM Corporation	5.63	08/01/2033	315,000	235,720
SLM Corporation	6.25	01/25/2016	1,000,000	950,463
SLM Corporation	8.00	03/25/2020	400,000	391,000
SLM Corporation	8.45	06/15/2018	750,000	747,368
SLM Corporation Series A	5.00	10/01/2013	800,000	799,834
SLM Corporation Series A	5.00	04/15/2015	500,000	476,353
Sovereign Bank	5.13	03/15/2013	150,000	150,701
Sovereign Bank	8.75	05/30/2018	250,000	273,446
Teva Pharmaceutical Finance LLC	5.55	02/01/2016	200,000	225,055
Teva Pharmaceutical Finance LLC	6.15	02/01/2036	400,000	472,664
Toyota Motor Credit Corporation	1.38	08/12/2013	200,000	201,404
Toyota Motor Credit Corporation	2.00	09/15/2016	500,000	497,146
Toyota Motor Credit Corporation	3.20	06/17/2015	1,000,000	1,048,205
Toyota Motor Credit Corporation	3.40	09/15/2021	350,000	353,770
Toyota Motor Credit Corporation	4.50	06/17/2020	500,000	546,636
Unilever Capital Corporation	2.75	02/10/2016	300,000	315,561
Unilever Capital Corporation	3.65	02/15/2014	750,000	795,621
Unilever Capital Corporation	4.25	02/10/2021	300,000	337,058
Unilever Capital Corporation	5.90	11/15/2032	200,000	252,790
				36,283,718

Diversified Financial Services : 2.73%
Allstate Life Global Funding Trusts	5.38	04/30/2013	600,000	632,421
Ameritrade Holding Company	2.95	12/01/2012	200,000	203,253
Aristotle Holding Incorporated 144A	3.50	11/15/2016	500,000	503,026
Aristotle Holding Incorporated 144A	4.75	11/15/2021	750,000	760,508
Aristotle Holding Incorporated 144A	6.13	11/15/2041	125,000	131,361
Bank of America Corporation	3.70	09/01/2015	500,000	447,770
Bank of America Corporation	3.75	07/12/2016	750,000	652,334
Bank of America Corporation	4.50	04/01/2015	1,000,000	929,281
Bank of America Corporation	4.75	08/01/2015	1,750,000	1,642,643
Bank of America Corporation	4.90	05/01/2013	1,000,000	994,494
Bank of America Corporation	5.25	12/01/2015	500,000	477,870
Bank of America Corporation	5.38	06/15/2014	700,000	689,928
Bank of America Corporation	5.49	03/15/2019	250,000	213,012
Bank of America Corporation	5.63	10/14/2016	100,000	92,400
Bank of America Corporation	5.65	05/01/2018	1,000,000	879,783
Bank of America Corporation	5.75	12/01/2017	1,500,000	1,367,358
Bank of America Corporation	5.88	01/05/2021	500,000	442,610
Bank of America Corporation	6.00	09/01/2017	1,000,000	918,448
Bank of America Corporation	6.00	10/15/2036	800,000	666,110
Bank of America Corporation	6.50	08/01/2016	1,850,000	1,787,579
Bank of America Corporation	7.38	05/15/2014	1,500,000	1,510,812
Bank of America Corporation	7.63	06/01/2019	2,500,000	2,436,968
BHP Billiton Finance USA Limited	1.13	11/21/2014	150,000	149,952
BHP Billiton Finance USA Limited	3.25	11/21/2021	500,000	504,625
BHP Billiton Finance USA Limited	5.25	12/15/2015	150,000	171,867
Block Financial LLC	7.88	01/15/2013	500,000	517,899
Citigroup Incorporated	3.95	06/15/2016	1,000,000	980,371
Citigroup Incorporated	4.59	12/15/2015	500,000	500,740
Citigroup Incorporated	4.75	05/19/2015	1,500,000	1,507,271
Citigroup Incorporated	5.00	09/15/2014	900,000	900,255
Citigroup Incorporated	5.38	08/09/2020	500,000	501,507
Citigroup Incorporated	5.50	04/11/2013	1,700,000	1,741,247
Citigroup Incorporated	5.50	10/15/2014	1,000,000	1,034,757
Citigroup Incorporated	5.50	02/15/2017	1,000,000	1,001,431
Citigroup Incorporated	5.85	07/02/2013	250,000	258,178

27

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
Citigroup Incorporated	5.88%	05/29/2037	$500,000	465,261
Citigroup Incorporated	6.00	12/13/2013	1,000,000	1,034,969
Citigroup Incorporated	6.00	08/15/2017	100,000	104,010
Citigroup Incorporated	6.00	10/31/2033	1,225,000	1,062,528
Citigroup Incorporated	6.13	11/21/2017	1,000,000	1,040,843
Citigroup Incorporated	6.13	05/15/2018	3,000,000	3,123,558
Citigroup Incorporated	6.13	08/25/2036	500,000	421,984
Citigroup Incorporated	6.38	08/12/2014	1,500,000	1,580,151
Citigroup Incorporated	6.50	08/19/2013	750,000	780,459
Citigroup Incorporated	6.88	03/05/2038	1,300,000	1,370,490
Citigroup Incorporated	8.13	07/15/2039	855,000	990,088
Citigroup Incorporated	8.50	05/22/2019	900,000	1,040,780
CME Group Incorporated	5.40	08/01/2013	250,000	266,185
CME Group Incorporated	5.75	02/15/2014	500,000	545,624
Comerica Bank	5.75	11/21/2016	500,000	546,156
Credit Suisse Guernsey	5.86	05/29/2049	500,000	390,000
Credit Suisse USA Incorporated	4.88	01/15/2015	1,000,000	1,030,750
Credit Suisse USA Incorporated	5.50	08/15/2013	500,000	519,652
Credit Suisse USA Incorporated	7.13	07/15/2032	250,000	283,217
Deutsche Bank Financial LLC	5.38	03/02/2015	300,000	303,613
Equifax Incorporated	4.45	12/01/2014	100,000	104,389
General Electric Capital Corporation	1.88	09/16/2013	200,000	201,635
General Electric Capital Corporation	2.10	01/07/2014	1,000,000	1,006,198
General Electric Capital Corporation	2.63	12/28/2012	1,500,000	1,540,229
General Electric Capital Corporation	2.80	01/08/2013	1,000,000	1,017,755
General Electric Capital Corporation	3.50	06/29/2015	500,000	516,159
General Electric Capital Corporation	3.75	11/14/2014	500,000	522,012
General Electric Capital Corporation	4.38	09/16/2020	1,500,000	1,484,291
General Electric Capital Corporation	4.80	05/01/2013	1,500,000	1,566,510
General Electric Capital Corporation	4.88	03/04/2015	1,500,000	1,609,131
General Electric Capital Corporation	5.00	01/08/2016	1,000,000	1,073,812
General Electric Capital Corporation	5.30	02/11/2021	845,000	864,672
General Electric Capital Corporation	5.50	01/08/2020	1,000,000	1,072,758
General Electric Capital Corporation	5.63	09/15/2017	1,500,000	1,645,935
General Electric Capital Corporation	5.63	05/01/2018	1,000,000	1,092,167
General Electric Capital Corporation	5.88	01/14/2038	2,500,000	2,461,128
General Electric Capital Corporation	5.90	05/13/2014	1,625,000	1,774,854
General Electric Capital Corporation	6.00	08/07/2019	850,000	942,353
General Electric Capital Corporation	6.15	08/07/2037	650,000	649,682
General Electric Capital Corporation	6.38	11/15/2067	1,000,000	964,375
General Electric Capital Corporation	6.88	01/10/2039	1,500,000	1,667,408
General Electric Capital Corporation Series A	6.75	03/15/2032	1,600,000	1,731,019
Genworth Global Funding Trusts	5.75	05/15/2013	350,000	355,191
HSBC Bank USA NA New York	4.63	04/01/2014	700,000	719,972
HSBC Bank USA NA New York	5.63	08/15/2035	225,000	202,768
HSBC Finance Capital Trust IX	5.91	11/30/2035	200,000	159,000
HSBC Finance Corporation	5.00	06/30/2015	1,825,000	1,862,803
HSBC Finance Corporation	6.68	01/15/2021	1,179,000	1,162,802
JPMorgan Chase & Company «	1.65	09/30/2013	500,000	500,461
JPMorgan Chase & Company	2.05	01/24/2014	1,000,000	996,337
JPMorgan Chase & Company	2.13	12/26/2012	500,000	510,801
JPMorgan Chase & Company	2.60	01/15/2016	1,500,000	1,456,200
JPMorgan Chase & Company	3.15	07/05/2016	1,000,000	984,610
JPMorgan Chase & Company	3.40	06/24/2015	500,000	507,937
JPMorgan Chase & Company	3.70	01/20/2015	1,500,000	1,529,892
JPMorgan Chase & Company	4.40	07/22/2020	1,500,000	1,478,756
JPMorgan Chase & Company	4.63	05/10/2021	1,500,000	1,493,720
JPMorgan Chase & Company	4.65	06/01/2014	1,650,000	1,745,080
JPMorgan Chase & Company	5.25	05/01/2015	1,100,000	1,154,230
JPMorgan Chase & Company	5.60	07/15/2041	100,000	105,022
JPMorgan Chase & Company	5.75	01/02/2013	957,000	993,212
JPMorgan Chase & Company	6.00	01/15/2018	1,000,000	1,097,210
JPMorgan Chase & Company	6.30	04/23/2019	1,500,000	1,657,031

28

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
JPMorgan Chase & Company	6.40%	05/15/2038	$1,350,000	1,529,937
JPMorgan Chase Bank National	6.00	10/01/2017	1,250,000	1,336,693
JPMorgan Chase Capital Series XXV Series Y	6.80	10/01/2037	1,250,000	1,245,019
JPMorgan Chase Capital Series XXVII Series AA	7.00	11/01/2039	650,000	648,375
JPMorgan Chase Capital XX Series T	6.55	09/15/2066	400,000	398,517
JPMorgan Chase Capital XXII Series V	6.45	01/15/2087	150,000	148,384
Lazard Group LLC	6.85	06/15/2017	500,000	524,131
Mellon Funding Corporation	5.00	12/01/2014	200,000	214,935
Mellon Funding Corporation	5.20	05/15/2014	100,000	108,036
Mellon Funding Corporation	5.50	11/15/2018	200,000	219,460
Merrill Lynch & Company Incorporated	5.45	02/05/2013	2,000,000	1,994,306
Merrill Lynch & Company Incorporated	5.45	07/15/2014	450,000	444,644
Merrill Lynch & Company Incorporated	5.70	05/02/2017	700,000	631,330
Merrill Lynch & Company Incorporated	6.05	05/16/2016	1,500,000	1,406,799
Merrill Lynch & Company Incorporated	6.11	01/29/2037	600,000	465,023
Merrill Lynch & Company Incorporated	6.15	04/25/2013	500,000	500,896
Merrill Lynch & Company Incorporated	6.22	09/15/2026	1,000,000	804,406
Merrill Lynch & Company Incorporated	6.40	08/28/2017	500,000	478,799
Merrill Lynch & Company Incorporated	6.88	04/25/2018	1,690,000	1,598,542
Merrill Lynch & Company Incorporated	7.75	05/14/2038	1,000,000	893,487
NASDAQ OMX Group Incorporated	4.00	01/15/2015	200,000	205,797
NASDAQ OMX Group Incorporated	5.25	01/16/2018	60,000	62,379
NASDAQ OMX Group Incorporated	5.55	01/15/2020	500,000	498,999
National Rural Utilities Cooperative Finance Corporation	3.05	03/01/2016	100,000	104,594
National Rural Utilities Cooperative Finance Corporation	5.45	04/10/2017	250,000	285,802
National Rural Utilities Cooperative Finance Corporation	5.50	07/01/2013	590,000	632,675
National Rural Utilities Cooperative Finance Corporation	10.38	11/01/2018	700,000	999,282
National Rural Utilities Cooperative Finance Corporation Series C	8.00	03/01/2032	150,000	209,424
NCUA Guaranteed Notes	3.45	06/12/2021	200,000	214,562
NYSE Euronext	4.80	06/28/2013	250,000	263,309
Orix Corporation	5.00	01/12/2016	500,000	522,848
PACCAR Financial Corporation	1.95	12/17/2012	150,000	152,014
PACCAR Financial Corporation	2.05	06/17/2013	400,000	406,171
PC Financial Partnership	5.00	11/15/2014	250,000	270,325
PNC Financial Services Group	3.63	02/08/2015	1,100,000	1,148,033
PNC Funding Corporation	5.13	02/08/2020	150,000	165,732
PNC Funding Corporation	5.63	02/01/2017	350,000	381,582
PNC Funding Corporation	6.70	06/10/2019	500,000	597,251
Private Export Funding Corporation	4.30	12/15/2021	100,000	114,045
Private Export Funding Corporation	4.95	11/15/2015	250,000	286,507
Rio Tinto Finance USA Limited	2.25	09/20/2016	200,000	201,850
Rio Tinto Finance USA Limited	3.75	09/20/2021	500,000	505,710
Teco Finance Incorporated	4.00	03/15/2016	130,000	136,426
Teco Finance Incorporated	5.15	03/15/2020	65,000	71,518
Teco Finance Incorporated	6.57	11/01/2017	250,000	296,267
UBS AG Stamford Connecticut	5.88	07/15/2016	430,000	436,355
UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	300,000	240,750
WMC Finance USA Limited	5.13	05/15/2013	250,000	265,205
				116,499,025

Insurance : 0.94%
ACE INA Holdings Incorporated	2.60	11/23/2015	500,000	505,350
ACE INA Holdings Incorporated	5.60	05/15/2015	350,000	390,033
ACE INA Holdings Incorporated	5.88	06/15/2014	75,000	82,331
ACE INA Holdings Incorporated	5.90	06/15/2019	500,000	581,320
Aegon Funding Corporation	5.75	12/15/2020	75,000	76,963
AFLAC Incorporated	3.45	08/15/2015	150,000	154,107
AFLAC Incorporated	6.90	12/17/2039	250,000	262,383
AFLAC Incorporated	8.50	05/15/2019	150,000	180,741
Alleghany Corporation	5.63	09/15/2020	100,000	102,743
Allied World Assurance	5.50	11/15/2020	300,000	304,220
Allstate Corporation	5.00	08/15/2014	300,000	326,074

29

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Insurance (continued)
Allstate Corporation	5.55%	05/09/2035	$830,000	849,410
Allstate Corporation	6.20	05/16/2014	150,000	167,392
Allstate Corporation	6.50	05/15/2057	200,000	178,000
Allstate Corporation	7.45	05/16/2019	650,000	776,534
Allstate Corporation Series B	6.13	05/15/2037	300,000	270,000
American International Group Incorporated	4.25	05/15/2013	500,000	496,139
American International Group Incorporated	4.25	09/15/2014	500,000	483,242
American International Group Incorporated	5.05	10/01/2015	250,000	239,786
American International Group Incorporated	5.45	05/18/2017	700,000	663,115
American International Group Incorporated	5.85	01/16/2018	850,000	821,173
American International Group Incorporated	6.25	05/01/2036	250,000	217,899
American International Group Incorporated	6.40	12/15/2020	1,000,000	977,914
American International Group Incorporated 144A	6.82	11/15/2037	246,000	232,542
American International Group Incorporated	8.18	05/15/2068	1,300,000	1,147,250
American International Group Incorporated	8.25	08/15/2018	750,000	801,367
AON Corporation	3.13	05/27/2016	350,000	350,856
AON Corporation	3.50	09/30/2015	100,000	102,094
AON Corporation	5.00	09/30/2020	550,000	586,295
AON Corporation	6.25	09/30/2040	100,000	118,228
AON Corporation	8.21	01/01/2027	75,000	84,507
Assurant Incorporated	6.75	02/15/2034	375,000	386,201
AXIS Specialty Finance LLC	5.88	06/01/2020	200,000	202,865
CHUBB Corporation	5.75	05/15/2018	250,000	291,922
CHUBB Corporation	6.00	05/11/2037	280,000	324,360
CHUBB Corporation	6.38	03/29/2067	350,000	343,000
CHUBB Corporation Series 1	6.50	05/15/2038	350,000	429,924
Cincinnati Financial Corporation	6.92	05/15/2028	75,000	80,010
CNA Financial Corporation	5.85	12/15/2014	365,000	382,416
CNA Financial Corporation	5.88	08/15/2020	500,000	501,468
CNA Financial Corporation	6.50	08/15/2016	50,000	53,582
CNA Financial Corporation	7.35	11/15/2019	295,000	321,220
Endurance Specialty Holdings Limited	7.00	07/15/2034	200,000	198,566
GE Global Insurance Holdings	7.00	02/15/2026	430,000	455,422
Genworth Financial Incorporated	4.95	10/01/2015	100,000	95,612
Genworth Financial Incorporated	6.52	05/22/2018	500,000	458,351
Genworth Financial Incorporated	7.20	02/15/2021	500,000	456,872
Genworth Financial Incorporated	8.63	12/15/2016	500,000	508,878
Hartford Financial Services Group Incorporated	4.63	07/15/2013	100,000	101,873
Hartford Financial Services Group Incorporated	5.50	10/15/2016	250,000	254,069
Hartford Financial Services Group Incorporated	5.50	03/30/2020	250,000	243,797
Hartford Financial Services Group Incorporated	5.95	10/15/2036	75,000	64,115
Hartford Financial Services Group Incorporated	6.00	01/15/2019	750,000	750,371
Hartford Financial Services Group Incorporated	6.63	03/30/2040	500,000	462,959
Jefferson-Pilot Corporation	4.75	01/30/2014	250,000	260,225
Lincoln National Corporation	4.85	06/24/2021	80,000	76,002
Lincoln National Corporation	6.15	04/07/2036	500,000	473,857
Lincoln National Corporation	6.25	02/15/2020	300,000	317,899
Lincoln National Corporation	7.00	05/17/2066	350,000	312,375
Lincoln National Corporation	8.75	07/01/2019	120,000	140,316
Loews Corporation	5.25	03/15/2016	200,000	219,481
Markel Corporation	5.35	06/01/2021	100,000	103,535
Markel Corporation	7.13	09/30/2019	100,000	114,790
Marsh & McLennan Companies Incorporated	4.80	07/15/2021	100,000	105,556
Marsh & McLennan Companies Incorporated	5.75	09/15/2015	500,000	552,412
Marsh & McLennan Companies Incorporated	9.25	04/15/2019	300,000	395,498
MetLife Incorporated	2.38	02/06/2014	500,000	508,139
MetLife Incorporated	4.75	02/08/2021	750,000	781,679
MetLife Incorporated	5.00	11/24/2013	250,000	266,574
MetLife Incorporated	5.70	06/15/2035	250,000	261,868
MetLife Incorporated	5.88	02/06/2041	700,000	743,896
MetLife Incorporated	6.38	06/15/2034	280,000	307,844
MetLife Incorporated	6.40	12/15/2066	800,000	726,822
MetLife Incorporated	6.50	12/15/2032	200,000	227,094

30

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Insurance (continued)
MetLife Incorporated	6.75%	06/01/2016	$500,000	567,716
MetLife Incorporated Series A	6.82	08/15/2018	750,000	873,911
OneBeacon US Holdings Incorporated	5.88	05/15/2013	27,000	27,815
PartnerRe Finance B LLC	5.50	06/01/2020	250,000	257,166
Principal Financial Group Incorporated	7.88	05/15/2014	600,000	677,519
Principal Life Income Funding Trusts	5.30	04/24/2013	500,000	526,966
Progressive Corporation	6.25	12/01/2032	75,000	88,259
Progressive Corporation	6.70	06/15/2067	500,000	502,600
Protective Life Corporation	7.38	10/15/2019	500,000	539,937
Prudential Financial Incorporated	2.75	01/14/2013	75,000	75,771
Prudential Financial Incorporated	3.00	05/12/2016	1,000,000	989,084
Prudential Financial Incorporated	3.88	01/14/2015	100,000	102,708
Prudential Financial Incorporated	4.50	07/15/2013	100,000	103,568
Prudential Financial Incorporated	4.75	09/17/2015	1,000,000	1,049,821
Prudential Financial Incorporated	5.38	06/21/2020	500,000	517,112
Prudential Financial Incorporated	5.70	12/14/2036	538,000	501,242
Prudential Financial Incorporated	6.20	01/15/2015	30,000	32,640
Prudential Financial Incorporated	6.20	11/15/2040	250,000	245,277
Prudential Financial Incorporated	6.63	12/01/2037	65,000	67,658
Prudential Financial Incorporated	7.38	06/15/2019	55,000	63,073
Prudential Financial Incorporated	8.88	06/15/2068	200,000	224,000
Prudential Financial Incorporated Series B	5.75	07/15/2033	500,000	477,201
Prudential Financial Incorporated Series C	5.40	06/13/2035	180,000	163,679
Reinsurance Group of America Incorporated	5.00	06/01/2021	60,000	60,769
Reinsurance Group of America Incorporated	6.45	11/15/2019	350,000	387,761
St. Paul Travelers Companies Incorporated	5.50	12/01/2015	180,000	200,988
The Travelers Companies Incorporated	5.75	12/15/2017	150,000	172,894
The Travelers Companies Incorporated	5.90	06/02/2019	500,000	580,982
The Travelers Companies Incorporated	6.25	06/15/2037	365,000	440,995
Transatlantic Holdings Incorporated	5.75	12/14/2015	475,000	506,234
Transatlantic Holdings Incorporated	8.00	11/30/2039	100,000	110,313
Travelers Property Casualty Corporation	6.38	03/15/2033	600,000	712,263
Unitrin Incorporated	6.00	05/15/2017	100,000	103,719
Unum Group	7.13	09/30/2016	115,000	131,872
Willis North America Incorporated	5.63	07/15/2015	75,000	79,924
Willis North America Incorporated	7.00	09/29/2019	500,000	552,769
WR Berkley Corporation	5.38	09/15/2020	200,000	197,849
WR Berkley Corporation	6.25	02/15/2037	100,000	96,394
XL Capital Limited	6.25	05/15/2027	100,000	101,153
XL Capital Limited	6.38	11/15/2024	100,000	103,247
				40,008,572

Real Estate Management & Development : 0.02%
AMB Property LP	6.63	12/01/2019	500,000	536,636
Regency Centers LP	4.80	04/15/2021	200,000	200,288
Regency Centers LP	5.88	06/15/2017	100,000	108,359
				845,283

REIT : 0.41%
AvalonBay Communities Incorporated	5.70	03/15/2017	150,000	166,945
AvalonBay Communities Incorporated	6.10	03/15/2020	100,000	112,566
BioMed Realty Trust Incorporated	3.85	04/15/2016	150,000	147,534
Boston Properties LP	4.13	05/15/2021	300,000	296,412
Boston Properties LP	5.63	04/15/2015	250,000	273,961
Boston Properties LP	5.63	11/15/2020	500,000	544,873
Boston Properties LP	5.88	10/15/2019	500,000	553,434
BRE Properties Incorporated	5.20	03/15/2021	65,000	65,806
Camden Property Trust	4.63	06/15/2021	150,000	147,447
Camden Property Trust	4.88	06/15/2023	100,000	97,460
Commonwealth REIT	5.88	09/15/2020	100,000	98,611

31

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
REIT (continued)
Digital Realty Trust LP	5.25%	03/15/2021	$100,000	98,051
Digital Realty Trust LP	5.88	02/01/2020	300,000	309,675
Duke Realty LP	5.95	02/15/2017	350,000	369,500
Duke Realty LP	6.25	05/15/2013	200,000	209,123
Duke Realty LP	7.38	02/15/2015	500,000	546,858
ERP Operating LP	5.25	09/15/2014	480,000	508,477
ERP Operating LP	5.75	06/15/2017	750,000	813,884
HCP Incorporated	2.70	02/01/2014	360,000	358,156
HCP Incorporated	3.75	02/01/2016	355,000	355,448
HCP Incorporated	5.38	02/01/2021	65,000	67,058
HCP Incorporated	5.63	05/01/2017	100,000	105,213
HCP Incorporated	6.00	01/30/2017	200,000	213,117
HCP Incorporated	6.70	01/30/2018	500,000	541,203
HCP Incorporated	6.75	02/01/2041	65,000	71,736
Health Care Incorporated	3.63	03/15/2016	300,000	293,112
Health Care Incorporated	4.70	09/15/2017	500,000	492,862
Health Care Incorporated	4.95	01/15/2021	250,000	233,764
Health Care Incorporated	5.25	01/15/2022	100,000	96,052
Health Care Incorporated	5.75	01/15/2021	250,000	249,282
Health Care Incorporated	6.13	04/15/2020	250,000	255,634
Health Care Incorporated	6.50	01/17/2017	60,000	64,138
Health Care Incorporated	6.50	03/15/2041	100,000	94,949
Highwoods Realty Limited	5.85	03/15/2017	300,000	314,993
Hospitality Properties Trust	5.63	03/15/2017	75,000	75,227
Hospitality Properties Trust	7.88	08/15/2014	500,000	543,036
HRPT Properties Trust	5.75	11/01/2015	350,000	363,639
Kilroy Realty Corporation	4.80	07/15/2018	150,000	146,834
Kilroy Realty Corporation	5.00	11/03/2015	100,000	102,434
Kimco Realty Corporation	5.70	05/01/2017	500,000	538,014
Kimco Realty Corporation	6.88	10/01/2019	100,000	112,835
Liberty Property LP	4.75	10/01/2020	250,000	250,341
Liberty Property LP	5.50	12/15/2016	75,000	80,373
Liberty Property LP	6.63	10/01/2017	150,000	168,802
Mack-Cali Realty Corporation	7.75	08/15/2019	150,000	176,799
National Retail Properties Incorporated	6.88	10/15/2017	100,000	110,398
ProLogis Trust	6.25	03/15/2017	100,000	107,811
ProLogis Trust	6.63	05/15/2018	100,000	108,649
ProLogis Trust	6.88	03/15/2020	531,000	587,147
ProLogis Trust	7.63	08/15/2014	100,000	110,116
Realty Income Corporation	5.75	01/15/2021	300,000	318,595
Realty Income Corporation	5.95	09/15/2016	100,000	109,691
Senior Housing Properties Trust	4.30	01/15/2016	100,000	99,194
Simon Property Group LP	4.20	02/01/2015	90,000	95,101
Simon Property Group LP	4.38	03/01/2021	500,000	510,459
Simon Property Group LP	5.10	06/15/2015	750,000	812,649
Simon Property Group LP	5.25	12/01/2016	50,000	54,557
Simon Property Group LP	5.65	02/01/2020	200,000	223,350
Simon Property Group LP	5.75	12/01/2015	125,000	138,646
Simon Property Group LP	5.88	03/01/2017	250,000	281,673
Simon Property Group LP	6.13	05/30/2018	100,000	113,438
Simon Property Group LP	6.75	02/01/2040	350,000	429,529
Simon Property Group LP	10.35	04/01/2019	600,000	813,686
Tanger Properties LP	6.15	11/15/2015	250,000	275,989
UDR Incorporated	4.25	06/01/2018	150,000	153,416
Ventas Realty LP	3.13	11/30/2015	100,000	97,431
Ventas Realty LP	4.75	06/01/2021	150,000	144,125
Vornado Realty Trust	4.25	04/01/2015	250,000	257,517
				17,678,835

32

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care : 1.65%
Biotechnology : 0.17%
Amgen Incorporated	1.88%	11/15/2014	$750,000	751,643
Amgen Incorporated	2.30	06/15/2016	600,000	587,925
Amgen Incorporated	4.10	06/15/2021	100,000	99,921
Amgen Incorporated	4.50	03/15/2020	65,000	67,360
Amgen Incorporated	4.95	10/01/2041	500,000	463,804
Amgen Incorporated	5.65	06/15/2042	600,000	607,616
Amgen Incorporated	5.70	02/01/2019	1,000,000	1,110,732
Amgen Incorporated	5.75	03/15/2040	80,000	82,112
Amgen Incorporated	5.85	06/01/2017	350,000	396,048
Amgen Incorporated	6.15	06/01/2018	250,000	284,582
Amgen Incorporated	6.38	06/01/2037	500,000	556,420
Amgen Incorporated	6.40	02/01/2039	250,000	274,262
Biogen Idec Incorporated	6.88	03/01/2018	500,000	600,637
Celgene Corporation	2.45	10/15/2015	200,000	203,206
Celgene Corporation	3.95	10/15/2020	200,000	199,992
Genzyme Corporation	3.63	06/15/2015	250,000	266,268
Genzyme Corporation	5.00	06/15/2020	200,000	227,801
Gilead Sciences Incorporated	4.50	04/01/2021	500,000	508,356
				7,288,685

Health Care Equipment & Supplies : 0.22%
Baxter International Incorporated	1.80	03/15/2013	560,000	567,045
Baxter International Incorporated	4.25	03/15/2020	100,000	108,480
Baxter International Incorporated	5.38	06/01/2018	500,000	576,550
Baxter International Incorporated	5.90	09/01/2016	50,000	59,230
Baxter International Incorporated	6.25	12/01/2037	250,000	323,834
Becton Dickinson and Company	3.25	11/12/2020	350,000	354,612
Becton Dickinson and Company	6.00	05/15/2039	200,000	252,080
Boston Scientific Corporation	4.50	01/15/2015	750,000	783,930
Boston Scientific Corporation	6.00	01/15/2020	350,000	382,098
Boston Scientific Corporation	6.40	06/15/2016	350,000	390,666
Boston Scientific Corporation	7.38	01/15/2040	300,000	372,787
C.R. Bard Incorporated	2.88	01/15/2016	100,000	104,459
C.R. Bard Incorporated	4.40	01/15/2021	168,000	189,768
CareFusion Corporation	6.38	08/01/2019	500,000	585,523
Dentsply International	2.75	08/15/2016	55,000	55,177
Hospira Incorporated	6.05	03/30/2017	500,000	563,538
Hospira Incorporated	6.40	05/15/2015	45,000	50,059
Medtronic Incorporated	3.00	03/15/2015	750,000	789,884
Medtronic Incorporated	4.45	03/15/2020	500,000	561,346
Medtronic Incorporated	4.50	03/15/2014	250,000	269,711
Medtronic Incorporated	5.55	03/15/2040	300,000	376,931
St. Jude Medical Incorporated	2.50	01/15/2016	250,000	256,742
St. Jude Medical Incorporated	3.75	07/15/2014	500,000	531,696
Stryker Corporation	3.00	01/15/2015	150,000	157,674
Stryker Corporation	4.38	01/15/2020	150,000	165,202
Zimmer Holdings Incorporated	4.63	11/30/2019	250,000	268,365
Zimmer Holdings Incorporated	5.75	11/30/2039	250,000	282,466
				9,379,853

Health Care Providers & Services : 0.40%
Aetna Incorporated	3.95	09/01/2020	200,000	202,948
Aetna Incorporated	4.13	06/01/2021	200,000	205,619
Aetna Incorporated	6.00	06/15/2016	300,000	345,850
Aetna Incorporated	6.63	06/15/2036	650,000	783,385
AmerisourceBergen Corporation	4.88	11/15/2019	250,000	272,209
Cardinal Health Incorporated	5.80	10/15/2016	350,000	400,891
CIGNA Corporation	4.00	02/15/2022	250,000	240,350

33

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care Providers & Services (continued)
CIGNA Corporation	4.38%	12/15/2020	$500,000	494,668
CIGNA Corporation	4.50	03/15/2021	100,000	100,371
CIGNA Corporation	5.13	06/15/2020	215,000	225,047
CIGNA Corporation	5.38	02/15/2042	350,000	333,669
CIGNA Corporation	5.88	03/15/2041	80,000	80,349
CIGNA Corporation	6.15	11/15/2036	50,000	51,866
Coventry Health Care Incorporated	5.45	06/15/2021	80,000	87,260
Express Scripts Incorporated	3.13	05/15/2016	400,000	396,862
Express Scripts Incorporated	6.25	06/15/2014	750,000	820,481
Humana Incorporated	7.20	06/15/2018	500,000	582,379
Laboratory Corporation of America Holdings	4.63	11/15/2020	500,000	527,915
Laboratory Corporation of America Holdings	5.63	12/15/2015	200,000	222,054
McKesson Corporation	3.25	03/01/2016	500,000	527,649
McKesson Corporation	6.00	03/01/2041	250,000	301,668
McKesson Corporation	7.50	02/15/2019	500,000	639,711
McKesson HBOC Incorporated	5.25	03/01/2013	300,000	315,815
Medco Health Solutions Incorporated	4.13	09/15/2020	500,000	490,764
Medco Health Solutions Incorporated	7.25	08/15/2013	750,000	810,557
Quest Diagnostics Incorporated	4.75	01/30/2020	590,000	621,337
Quest Diagnostics Incorporated	5.75	01/30/2040	40,000	41,755
Quest Diagnostics Incorporated	6.40	07/01/2017	400,000	471,186
Quest Diagnostics Incorporated	6.95	07/01/2037	100,000	124,378
UnitedHealth Group Incorporated	4.88	04/01/2013	500,000	523,131
UnitedHealth Group Incorporated	5.00	08/15/2014	500,000	544,048
UnitedHealth Group Incorporated	5.80	03/15/2036	250,000	283,146
UnitedHealth Group Incorporated	5.95	02/15/2041	500,000	583,366
UnitedHealth Group Incorporated	6.00	02/15/2018	1,000,000	1,169,004
UnitedHealth Group Incorporated	6.63	11/15/2037	150,000	185,131
UnitedHealth Group Incorporated	6.88	02/15/2038	500,000	640,990
WellPoint Incorporated	5.25	01/15/2016	100,000	111,232
WellPoint Incorporated	5.80	08/15/2040	135,000	153,762
WellPoint Incorporated	5.85	01/15/2036	725,000	811,502
WellPoint Incorporated	5.88	06/15/2017	750,000	854,323
WellPoint Incorporated	7.00	02/15/2019	500,000	595,347
				17,173,975

Life Sciences Tools & Services : 0.06%
Life Technologies Corporation	4.40	03/01/2015	300,000	312,520
Life Technologies Corporation	5.00	01/15/2021	150,000	155,321
Life Technologies Corporation	6.00	03/01/2020	250,000	278,837
Thermo Fisher Scientific Incorporated	2.05	02/21/2014	530,000	542,888
Thermo Fisher Scientific Incorporated	3.20	05/01/2015	500,000	526,987
Thermo Fisher Scientific Incorporated	3.20	03/01/2016	40,000	42,081
Thermo Fisher Scientific Incorporated	4.50	03/01/2021	540,000	589,867
				2,448,501

Pharmaceuticals : 0.80%
Abbott Laboratories	2.70	05/27/2015	350,000	366,536
Abbott Laboratories	4.13	05/27/2020	500,000	536,791
Abbott Laboratories	5.13	04/01/2019	350,000	397,075
Abbott Laboratories	5.30	05/27/2040	500,000	567,086
Abbott Laboratories	5.60	11/30/2017	1,000,000	1,181,964
Abbott Laboratories	5.88	05/15/2016	150,000	175,532
Abbott Laboratories	6.00	04/01/2039	300,000	372,361
Abbott Laboratories	6.15	11/30/2037	475,000	594,962
Allergan Incorporated	3.38	09/15/2020	500,000	511,254
Bristol-Myers Squibb Company	5.45	05/01/2018	500,000	592,318
Bristol-Myers Squibb Company	5.88	11/15/2036	582,000	711,909
Bristol-Myers Squibb Company	6.13	05/01/2038	13,000	16,618
Eli Lilly & Company	4.20	03/06/2014	800,000	859,932

34

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pharmaceuticals (continued)
Eli Lilly & Company	5.20%	03/15/2017	$500,000	571,233
Eli Lilly & Company	5.50	03/15/2027	400,000	465,918
Eli Lilly & Company	5.95	11/15/2037	500,000	624,309
Genentech Incorporated	4.75	07/15/2015	500,000	556,606
GlaxoSmithKline Capital Incorporated	4.38	04/15/2014	250,000	270,848
GlaxoSmithKline Capital Incorporated	4.85	05/15/2013	1,000,000	1,059,714
GlaxoSmithKline Capital Incorporated	5.38	04/15/2034	300,000	343,995
GlaxoSmithKline Capital Incorporated	5.65	05/15/2018	1,000,000	1,189,023
GlaxoSmithKline Capital Incorporated	6.38	05/15/2038	900,000	1,152,260
Johnson & Johnson	2.15	05/15/2016	500,000	517,943
Johnson & Johnson	4.50	09/01/2040	300,000	320,504
Johnson & Johnson	4.85	05/15/2041	200,000	227,632
Johnson & Johnson	4.95	05/15/2033	180,000	204,377
Johnson & Johnson	5.15	07/15/2018	500,000	597,071
Johnson & Johnson	5.55	08/15/2017	250,000	300,578
Johnson & Johnson	5.85	07/15/2038	500,000	641,589
Johnson & Johnson	6.73	11/15/2023	300,000	423,482
Merck & Company Incorporated	3.88	01/15/2021	350,000	382,125
Merck & Company Incorporated	4.75	03/01/2015	225,000	251,632
Merck & Company Incorporated	5.00	06/30/2019	250,000	290,422
Merck & Company Incorporated	5.75	11/15/2036	400,000	489,390
Merck & Company Incorporated	5.85	06/30/2039	150,000	184,730
Merck & Company Incorporated	5.95	12/01/2028	65,000	81,412
Merck & Company Incorporated	6.00	09/15/2017	1,000,000	1,222,331
Merck & Company Incorporated	6.30	01/01/2026	250,000	321,687
Merck & Company Incorporated	6.40	03/01/2028	500,000	652,634
Novartis Capital Corporation	1.90	04/24/2013	595,000	606,841
Novartis Capital Corporation	2.90	04/24/2015	850,000	891,942
Novartis Capital Corporation	4.13	02/10/2014	475,000	508,469
Novartis Capital Corporation	4.40	04/24/2020	500,000	558,225
Pfizer Incorporated	4.50	02/15/2014	300,000	324,089
Pfizer Incorporated	5.35	03/15/2015	1,250,000	1,412,513
Pfizer Incorporated	5.45	04/01/2017	500,000	587,605
Pfizer Incorporated	5.50	02/01/2014	500,000	549,595
Pfizer Incorporated	5.50	02/15/2016	180,000	208,873
Pfizer Incorporated	5.95	04/01/2037	350,000	426,630
Pfizer Incorporated	6.00	02/15/2036	625,000	775,839
Pfizer Incorporated	6.20	03/15/2019	2,000,000	2,440,396
Pfizer Incorporated	6.50	02/01/2034	500,000	644,012
Pfizer Incorporated	7.20	03/15/2039	750,000	1,052,275
Schering-Plough Corporation	5.30	12/01/2013	900,000	981,477
Schering-Plough Corporation	6.50	12/01/2033	120,000	157,652
Schering-Plough Corporation	6.55	09/15/2037	475,000	636,596
Teva Pharmaceutical Finance LLC	1.70	11/10/2014	500,000	501,053
Teva Pharmaceutical Finance LLC	3.65	11/10/2021	500,000	488,650
Watson Pharmaceuticals Incorporated	5.00	08/15/2014	125,000	134,288
Watson Pharmaceuticals Incorporated	6.13	08/15/2019	130,000	149,712
				34,264,515

Industrials : 1.58%
Aerospace & Defense : 0.41%
Boeing Company	4.88	02/15/2020	140,000	159,704
Boeing Company	5.00	03/15/2014	1,000,000	1,095,889
Boeing Company	5.88	02/15/2040	30,000	36,589
Boeing Company	6.00	03/15/2019	300,000	358,652
Boeing Company	6.13	02/15/2033	180,000	220,433
Boeing Company	6.88	03/15/2039	800,000	1,096,258
General Dynamics Corporation	1.38	01/15/2015	200,000	201,456
General Dynamics Corporation	2.25	07/15/2016	200,000	205,162
General Dynamics Corporation	3.88	07/15/2021	200,000	215,727
General Dynamics Corporation	4.25	05/15/2013	500,000	525,776

35

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Aerospace & Defense (continued)
General Dynamics Corporation	5.25%	02/01/2014	$500,000	546,931
Goodrich Corporation	4.88	03/01/2020	550,000	623,471
Honeywell International Incorporated	3.88	02/15/2014	500,000	534,643
Honeywell International Incorporated	4.25	03/01/2013	500,000	522,310
Honeywell International Incorporated	4.25	03/01/2021	50,000	55,306
Honeywell International Incorporated	5.00	02/15/2019	750,000	857,862
Honeywell International Incorporated	5.30	03/01/2018	100,000	116,518
Honeywell International Incorporated	5.38	03/01/2041	365,000	430,398
Honeywell International Incorporated	5.70	03/15/2037	250,000	295,297
L-3 Communications Corporation	4.95	02/15/2021	500,000	486,292
L-3 Communications Corporation	5.20	10/15/2019	500,000	497,420
Lockheed Martin Corporation	4.25	11/15/2019	1,000,000	1,042,439
Lockheed Martin Corporation	5.50	11/15/2039	150,000	163,784
Lockheed Martin Corporation	5.72	06/01/2040	162,000	173,363
Lockheed Martin Corporation Series B	6.15	09/01/2036	350,000	393,684
Northrop Grumman Corporation	1.85	11/15/2015	300,000	296,994
Northrop Grumman Corporation	3.50	03/15/2021	300,000	295,776
Northrop Grumman Corporation	3.70	08/01/2014	90,000	95,144
Northrop Grumman Corporation	5.05	08/01/2019	85,000	93,597
Northrop Grumman Corporation	5.05	11/15/2040	100,000	110,352
Northrop Grumman Corporation	7.75	02/15/2031	300,000	426,710
Raytheon Company	1.63	10/15/2015	500,000	496,821
Raytheon Company	4.40	02/15/2020	600,000	650,164
Raytheon Company	7.20	08/15/2027	120,000	157,897
Rockwell Collins Incorporated	5.25	07/15/2019	50,000	57,493
Textron Incorporated	4.63	09/21/2016	100,000	101,190
United Technologies Corporation	4.50	04/15/2020	500,000	551,969
United Technologies Corporation	4.88	05/01/2015	850,000	950,416
United Technologies Corporation	6.05	06/01/2036	400,000	488,520
United Technologies Corporation	6.13	02/01/2019	565,000	687,663
United Technologies Corporation	6.13	07/15/2038	500,000	621,401
United Technologies Corporation	7.50	09/15/2029	430,000	593,621
				17,531,092

Air Freight & Logistics : 0.10%
FedEx Corporation	7.38	01/15/2014	20,000	22,451
FedEx Corporation	8.00	01/15/2019	400,000	515,926
United Parcel Service Incorporated	3.13	01/15/2021	900,000	939,584
United Parcel Service Incorporated	3.88	04/01/2014	350,000	374,218
United Parcel Service Incorporated	4.50	01/15/2013	600,000	626,228
United Parcel Service Incorporated	5.50	01/15/2018	100,000	118,771
United Parcel Service Incorporated	6.20	01/15/2038	795,000	1,002,325
United Parcel Service Incorporated Class B	5.13	04/01/2019	500,000	597,274
				4,196,777

Airlines : 0.07%
American Airlines Incorporated	10.38	07/02/2019	187,723	189,601
Continental Airlines Incorporated	4.75	07/12/2022	500,000	497,500
Continental Airlines Incorporated	9.00	07/08/2016	136,810	150,490
Continental Airlines Incorporated Series A	5.98	04/19/2022	395,028	405,891
Delta Air Lines Incorporated	4.95	11/23/2020	190,644	190,644
Delta Air Lines Incorporated	6.82	02/10/2024	86,979	88,501
Delta Air Lines Incorporated	7.75	06/17/2021	420,673	452,223
Northwest Airlines Incorporated	7.03	11/01/2019	183,227	182,311
Southwest Airlines Company	5.25	10/01/2014	500,000	534,460
United Airlines Incorporated	10.40	05/01/2018	230,357	251,089
				2,942,710

36

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Building Products: 0.01%
Owens Corning Incorporated	6.50%	12/01/2016	$500,000	531,257

Commercial Services & Supplies : 0.22%
Allied Waste North America Incorporated	6.88	06/01/2017	1,000,000	1,066,250
Avery Dennison Corporation	5.38	04/15/2020	350,000	359,338
Black & Decker Corporation	3.40	12/01/2021	60,000	60,198
Black & Decker Corporation	8.95	04/15/2014	500,000	580,020
Cintas Corporation No. 2	2.85	06/01/2016	200,000	205,821
Cintas Corporation No. 2	4.30	06/01/2021	60,000	63,698
Cooper US Incorporated	2.38	01/15/2016	200,000	202,817
Cooper US Incorporated	3.88	12/15/2020	200,000	212,934
Cooper US Incorporated	6.10	07/01/2017	100,000	118,810
CRH America Incorporated	5.30	10/15/2013	180,000	186,679
CRH America Incorporated	6.00	09/30/2016	850,000	901,002
CRH America Incorporated	8.13	07/15/2018	200,000	226,034
Equifax Incorporated	7.00	07/01/2037	50,000	55,143
Pitney Bowes Incorporated	4.75	01/15/2016	250,000	258,317
Pitney Bowes Incorporated	5.25	01/15/2037	500,000	497,003
Pitney Bowes Incorporated	5.75	09/15/2017	100,000	106,050
Republic Services Incorporated	3.80	05/15/2018	100,000	103,881
Republic Services Incorporated	4.75	05/15/2023	300,000	322,492
Republic Services Incorporated	5.25	11/15/2021	50,000	55,825
Republic Services Incorporated	5.50	09/15/2019	125,000	142,526
Republic Services Incorporated	5.70	05/15/2041	550,000	618,840
Waste Management Incorporated	4.60	03/01/2021	200,000	213,483
Waste Management Incorporated	4.75	06/30/2020	500,000	537,102
Waste Management Incorporated	5.00	03/15/2014	415,000	448,718
Waste Management Incorporated	6.10	03/15/2018	326,000	383,214
Waste Management Incorporated	6.13	11/30/2039	500,000	607,337
Waste Management Incorporated	7.75	05/15/2032	400,000	560,932
				9,094,464

Electrical Equipment : 0.07%
Emerson Electric Company	4.13	04/15/2015	300,000	326,909
Emerson Electric Company	4.25	11/15/2020	200,000	218,989
Emerson Electric Company	4.75	10/15/2015	100,000	111,560
Emerson Electric Company	4.88	10/15/2019	200,000	231,232
Emerson Electric Company	5.25	10/15/2018	50,000	58,515
Emerson Electric Company	5.25	11/15/2039	500,000	593,900
Emerson Electric Company	5.38	10/15/2017	200,000	234,302
Emerson Electric Company	6.13	04/15/2039	100,000	133,255
Hubbell Incorporated	3.63	11/15/2022	200,000	207,232
Rockwell Automation Incorporated	6.25	12/01/2037	300,000	384,166
Roper Industries Incorporated	6.25	09/01/2019	200,000	235,065
Roper Industries Incorporated	6.63	08/15/2013	200,000	214,882
				2,950,007

Industrial Conglomerates : 0.19%
3M Company	4.38	08/15/2013	600,000	639,590
3M Company	5.70	03/15/2037	325,000	411,559
Danaher Corporation	1.30	06/23/2014	560,000	566,400
Danaher Corporation	2.30	06/23/2016	100,000	102,989
Danaher Corporation	3.90	06/23/2021	100,000	109,124
Danaher Corporation	5.40	03/01/2019	450,000	533,286
GATX Corporation	3.50	07/15/2016	245,000	242,770
GATX Corporation	4.85	06/01/2021	100,000	100,150
GATX Corporation	8.75	05/15/2014	200,000	227,687
General Electric Company	5.00	02/01/2013	1,660,000	1,732,972
General Electric Company	5.25	12/06/2017	1,600,000	1,788,403
Philips Electronics NV	6.88	03/11/2038	250,000	308,635

37

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Industrial Conglomerates (continued)
Textron Incorporated	7.25%	10/01/2019	$350,000	389,651
Tyco Electronics Group SA	7.13	10/01/2037	350,000	445,526
Tyco International Limited	6.88	01/15/2021	500,000	618,317
				8,217,059

Machinery : 0.20%
Caterpillar Incorporated	1.38	05/27/2014	100,000	101,054
Caterpillar Incorporated	1.90	12/17/2012	95,000	96,258
Caterpillar Incorporated	3.90	05/27/2021	1,000,000	1,068,650
Caterpillar Incorporated	5.20	05/27/2041	555,000	628,627
Caterpillar Incorporated	6.05	08/15/2036	900,000	1,163,713
Deere & Company	4.38	10/16/2019	400,000	442,394
Deere & Company	5.38	10/16/2029	300,000	365,555
Deere & Company	6.95	04/25/2014	1,000,000	1,140,659
Dover Corporation	4.30	03/01/2021	500,000	559,369
Dover Corporation	5.38	10/15/2035	200,000	241,914
Dover Corporation	5.45	03/15/2018	100,000	117,481
Dover Corporation	6.60	03/15/2038	60,000	83,829
Eaton Corporation	5.60	05/15/2018	500,000	585,877
Eaton Corporation	6.95	03/20/2019	200,000	253,181
Harsco Corporation	2.70	10/15/2015	100,000	102,715
IDEX Corporation	4.50	12/15/2020	100,000	103,526
Illinois Tool Works Incorporated 144A	3.38	09/15/2021	120,000	124,612
Illinois Tool Works Incorporated 144A	4.88	09/15/2041	45,000	49,738
Illinois Tool Works Incorporated	5.15	04/01/2014	300,000	328,562
Illinois Tool Works Incorporated	6.25	04/01/2019	155,000	191,561
Parker Hannifin Corporation	3.50	09/15/2022	100,000	102,897
Parker Hannifin Corporation	5.50	05/15/2018	135,000	156,959
Parker Hannifin Corporation	6.25	05/15/2038	60,000	73,647
Pentair Incorporated	5.00	05/15/2021	300,000	315,438
Snap-on Incorporated	6.13	09/01/2021	150,000	179,373
				8,577,589

Road & Rail : 0.31%
Burlington Northern Santa Fe LLC	3.60	09/01/2020	200,000	205,588
Burlington Northern Santa Fe LLC	4.70	10/01/2019	125,000	137,607
Burlington Northern Santa Fe LLC	4.88	01/15/2015	500,000	543,993
Burlington Northern Santa Fe LLC	5.65	05/01/2017	360,000	412,176
Burlington Northern Santa Fe LLC	5.75	05/01/2040	550,000	621,901
Burlington Northern Santa Fe LLC	6.15	05/01/2037	650,000	800,798
Canadian National Railway Company	4.40	03/15/2013	300,000	313,196
Canadian National Railway Company	6.38	11/15/2037	550,000	713,677
Con-Way Incorporated	7.25	01/15/2018	350,000	398,301
CSX Corporation	3.70	10/30/2020	250,000	251,884
CSX Corporation	4.25	06/01/2021	200,000	210,370
CSX Corporation	4.75	05/30/2042	30,000	29,559
CSX Corporation	5.60	05/01/2017	100,000	113,867
CSX Corporation	6.00	10/01/2036	300,000	347,403
CSX Corporation	6.15	05/01/2037	320,000	380,737
CSX Corporation	6.22	04/30/2040	200,000	237,026
CSX Corporation	6.25	04/01/2015	700,000	801,637
CSX Corporation	7.38	02/01/2019	500,000	622,390
Norfolk Southern Corporation 144A	4.84	10/01/2041	335,000	339,965
Norfolk Southern Corporation	5.59	05/17/2025	275,000	315,803
Norfolk Southern Corporation	5.75	04/01/2018	1,100,000	1,284,698
Norfolk Southern Corporation	5.90	06/15/2019	65,000	78,199
Norfolk Southern Corporation	7.25	02/15/2031	500,000	679,943
Ryder System Incorporated	3.15	03/02/2015	115,000	117,795
Ryder System Incorporated	3.50	06/01/2017	200,000	205,373
Ryder System Incorporated	5.85	03/01/2014	300,000	328,215

38

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Road & Rail (continued)
Ryder System Incorporated	5.85%	11/01/2016	$250,000	286,369
Union Pacific Corporation	4.00	02/01/2021	500,000	530,288
Union Pacific Corporation	4.16	07/15/2022	437,000	464,731
Union Pacific Corporation	4.88	01/15/2015	360,000	393,730
Union Pacific Corporation	5.78	07/15/2040	300,000	356,369
Union Pacific Corporation	6.15	05/01/2037	40,000	48,527
Union Pacific Corporation	6.63	02/01/2029	600,000	746,872
				13,318,987

Information Technology : 1.19%
Communications Equipment : 0.18%
Cisco Systems Incorporated	2.90	11/17/2014	350,000	369,639
Cisco Systems Incorporated	3.15	03/14/2017	1,000,000	1,064,720
Cisco Systems Incorporated	4.45	01/15/2020	850,000	944,595
Cisco Systems Incorporated	4.95	02/15/2019	600,000	680,162
Cisco Systems Incorporated	5.50	02/22/2016	775,000	895,753
Cisco Systems Incorporated	5.50	01/15/2040	700,000	796,009
Cisco Systems Incorporated	5.90	02/15/2039	800,000	952,962
Harris Corporation	4.40	12/15/2020	300,000	308,327
Harris Corporation	5.95	12/01/2017	400,000	463,863
Juniper Networks Incorporated	3.10	03/15/2016	250,000	256,392
Motorola Incorporated	6.00	11/15/2017	700,000	780,212
Motorola Incorporated	7.50	05/15/2025	120,000	139,104
				7,651,738

Computers & Peripherals : 0.22%
Dell Incorporated	4.70	04/15/2013	300,000	314,513
Dell Incorporated	5.63	04/15/2014	500,000	548,321
Dell Incorporated	5.88	06/15/2019	550,000	636,571
Dell Incorporated	6.50	04/15/2038	100,000	121,111
Dell Incorporated	7.10	04/15/2028	450,000	553,396
Hewlett-Packard Company	1.25	09/13/2013	600,000	601,068
Hewlett-Packard Company	2.65	06/01/2016	1,000,000	1,014,588
Hewlett-Packard Company	3.00	09/15/2016	500,000	512,182
Hewlett-Packard Company	3.75	12/01/2020	250,000	247,553
Hewlett-Packard Company	4.30	06/01/2021	500,000	508,187
Hewlett-Packard Company	4.38	09/15/2021	500,000	510,961
Hewlett-Packard Company	4.50	03/01/2013	500,000	519,289
Hewlett-Packard Company	4.75	06/02/2014	1,500,000	1,607,879
Hewlett-Packard Company	5.40	03/01/2017	500,000	567,977
Hewlett-Packard Company	5.50	03/01/2018	500,000	559,447
Hewlett-Packard Company	6.00	09/15/2041	275,000	296,151
Lexmark International Incorporated	6.65	06/01/2018	250,000	278,618
				9,397,812

Electronic Equipment, Instruments & Components : 0.05%
Agilent Technologies Incorporated	5.50	09/14/2015	500,000	543,977
Agilent Technologies Incorporated	6.50	11/01/2017	260,000	299,542
Amphenol Corporation	4.75	11/15/2014	150,000	160,421
Arrow Electronics Incorporated	5.13	03/01/2021	300,000	297,041
Arrow Electronics Incorporated	6.00	04/01/2020	100,000	106,522
Avnet Incorporated	5.88	06/15/2020	100,000	104,390
Avnet Incorporated	6.63	09/15/2016	300,000	334,386
Corning Incorporated	4.25	08/15/2020	250,000	264,325
Corning Incorporated	5.75	08/15/2040	150,000	172,244
Corning Incorporated	6.63	05/15/2019	20,000	24,240
				2,307,088

39

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Internet Software & Services : 0.04%
eBay Incorporated	0.88%	10/15/2013	$65,000	65,200
eBay Incorporated	1.63	10/15/2015	400,000	398,643
eBay Incorporated	3.25	10/15/2020	200,000	196,513
Google Incorporated	2.13	05/19/2016	500,000	515,691
Google Incorporated	3.63	05/19/2021	500,000	532,770
				1,708,817

IT Services : 0.23%
Western Union Company	5.25	04/01/2020	80,000	86,093
Western Union Company	5.93	10/01/2016	75,000	83,773
Western Union Company	6.20	11/17/2036	75,000	80,343
Western Union Company	6.20	06/21/2040	200,000	207,578
Western Union Company	6.50	02/26/2014	500,000	548,041
Computer Sciences Corporation	5.50	03/15/2013	500,000	515,162
Computer Sciences Corporation Series WI	6.50	03/15/2018	150,000	155,602
Electronic Data Systems Corporation Series B	6.00	08/01/2013	180,000	193,044
Fiserv Incorporated	4.75	06/15/2021	500,000	520,209
Fiserv Incorporated	6.80	11/20/2017	100,000	116,928
IBM Corporation	1.00	08/05/2013	1,000,000	1,006,489
IBM Corporation	1.95	07/22/2016	725,000	737,383
IBM Corporation	2.10	05/06/2013	750,000	765,790
IBM Corporation	5.60	11/30/2039	900,000	1,090,534
IBM Corporation	5.70	09/14/2017	1,000,000	1,196,835
IBM Corporation	5.88	11/29/2032	250,000	310,305
IBM Corporation	7.00	10/30/2025	300,000	405,654
IBM Corporation	7.63	10/15/2018	1,000,000	1,311,655
SAIC Incorporated	4.45	12/01/2020	500,000	513,502
SAIC Incorporated	5.95	12/01/2040	100,000	107,297
				9,952,217

Office Electronics : 0.06%
Xerox Corporation	4.25	02/15/2015	500,000	519,721
Xerox Corporation	5.63	12/15/2019	200,000	215,575
Xerox Corporation	6.35	05/15/2018	150,000	167,501
Xerox Corporation	6.40	03/15/2016	500,000	556,145
Xerox Corporation	6.75	02/01/2017	250,000	286,157
Xerox Corporation	6.75	12/15/2039	100,000	113,945
Xerox Corporation	8.25	05/15/2014	570,000	646,131
				2,505,175

Semiconductors & Semiconductor Equipment : 0.12%
Analog Devices Incorporated	5.00	07/01/2014	250,000	274,351
Applied Materials Incorporated	2.65	06/15/2016	500,000	509,298
Applied Materials Incorporated	4.30	06/15/2021	300,000	311,164
Applied Materials Incorporated	5.85	06/15/2041	200,000	222,990
Broadcom Corporation	2.38	11/01/2015	200,000	203,474
Intel Corporation	1.95	10/01/2016	600,000	606,463
Intel Corporation	3.30	10/01/2021	847,000	859,061
Intel Corporation	4.80	10/01/2041	643,000	671,950
KLA Tencor Corporation	6.90	05/01/2018	300,000	338,245
National Semiconductor Corporation	3.95	04/15/2015	350,000	377,211
Texas Instruments Incorporated	0.88	05/15/2013	200,000	200,536
Texas Instruments Incorporated	1.38	05/15/2014	500,000	506,021
				5,080,764

Software : 0.29%
Adobe Systems Incorporated	3.25	02/01/2015	100,000	104,534
Adobe Systems Incorporated	4.75	02/01/2020	325,000	344,590

40

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Software (continued)
CA Incorporated	5.38%	12/01/2019	$500,000	541,992
CA Incorporated	6.13	12/01/2014	500,000	556,530
Dun & Bradstreet Corporation	2.88	11/15/2015	115,000	117,628
Intuit Incorporated	5.75	03/15/2017	200,000	223,381
Microsoft Corporation	1.63	09/25/2015	1,000,000	1,022,672
Microsoft Corporation	2.95	06/01/2014	890,000	939,413
Microsoft Corporation	3.00	10/01/2020	400,000	414,773
Microsoft Corporation	4.00	02/08/2021	500,000	554,643
Microsoft Corporation	4.20	06/01/2019	175,000	197,369
Microsoft Corporation	4.50	10/01/2040	500,000	535,995
Microsoft Corporation	5.20	06/01/2039	110,000	131,003
Microsoft Corporation	5.30	02/08/2041	500,000	602,203
Oracle Corporation	3.75	07/08/2014	500,000	539,957
Oracle Corporation 144A	3.88	07/15/2020	350,000	375,003
Oracle Corporation	4.95	04/15/2013	500,000	528,309
Oracle Corporation	5.00	07/08/2019	600,000	689,698
Oracle Corporation	5.25	01/15/2016	850,000	974,559
Oracle Corporation 144A	5.38	07/15/2040	1,350,000	1,552,572
Oracle Corporation	5.75	04/15/2018	500,000	595,976
Oracle Corporation	6.13	07/08/2039	200,000	249,470
Oracle Corporation	6.50	04/15/2038	250,000	327,041
Symantec Corporation	4.20	09/15/2020	300,000	299,330
				12,418,641

Materials: 0.79%
Chemicals: 0.42%
Air Products & Chemicals Incorporated	2.00	08/02/2016	55,000	56,192
Air Products & Chemicals Incorporated	4.38	08/21/2019	150,000	167,048
Airgas Incorporated	2.85	10/01/2013	300,000	306,389
Albemarle Corporation	4.50	12/15/2020	300,000	318,748
Cabot Corporation	5.00	10/01/2016	100,000	109,232
Cytec Industries Incorporated	6.00	10/01/2015	250,000	273,419
Dow Chemical Company	2.50	02/15/2016	125,000	125,265
Dow Chemical Company	4.25	11/15/2020	575,000	577,966
Dow Chemical Company	5.90	02/15/2015	500,000	553,225
Dow Chemical Company	7.38	11/01/2029	600,000	747,356
Dow Chemical Company	7.60	05/15/2014	685,000	774,371
Dow Chemical Company	8.55	05/15/2019	1,655,000	2,083,329
Dow Chemical Company	9.40	05/15/2039	385,000	564,038
E.I. du Pont de Nemours & Company	2.75	04/01/2016	500,000	527,002
E.I. du Pont de Nemours & Company	3.25	01/15/2015	700,000	745,767
E.I. du Pont de Nemours & Company	3.63	01/15/2021	500,000	532,131
E.I. du Pont de Nemours & Company	4.50	08/15/2019	400,000	451,784
E.I. du Pont de Nemours & Company	4.63	01/15/2020	200,000	227,403
E.I. du Pont de Nemours & Company	4.88	04/30/2014	565,000	619,879
E.I. du Pont de Nemours & Company	4.90	01/15/2041	300,000	322,258
E.I. du Pont de Nemours & Company	5.00	01/15/2013	200,000	209,254
E.I. du Pont de Nemours & Company	5.00	07/15/2013	200,000	213,225
E.I. du Pont de Nemours & Company	5.25	12/15/2016	250,000	291,203
E.I. du Pont de Nemours & Company	5.60	12/15/2036	25,000	30,331
E.I. du Pont de Nemours & Company	6.00	07/15/2018	625,000	756,248
E.I. du Pont de Nemours & Company	6.50	01/15/2028	250,000	316,371
Eastman Chemical Company	4.50	01/15/2021	500,000	523,583
FMC Corporation	3.95	02/01/2022	125,000	124,365
Lubrizol Corporation	5.50	10/01/2014	65,000	72,547
Lubrizol Corporation	8.88	02/01/2019	250,000	340,460
Monsanto Company	2.75	04/15/2016	200,000	210,194
Monsanto Company	5.13	04/15/2018	500,000	583,774
Monsanto Company	5.50	08/15/2025	100,000	120,033
Mosaic Company	3.75	11/15/2021	115,000	114,710
Potash Corporation	4.88	03/01/2013	200,000	209,474

41

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Chemicals (continued)
PPG Industries Incorporated	1.90%	01/15/2016	$50,000	49,479
PPG Industries Incorporated	3.60	11/15/2020	100,000	101,995
PPG Industries Incorporated	5.50	11/15/2040	150,000	170,349
PPG Industries Incorporated	5.75	03/15/2013	200,000	211,506
PPG Industries Incorporated	6.65	03/15/2018	300,000	359,745
PPG Industries Incorporated	7.70	03/15/2038	250,000	353,126
Praxair Incorporated	2.13	06/14/2013	600,000	612,596
Praxair Incorporated	3.95	06/01/2013	200,000	209,769
Praxair Incorporated	4.05	03/15/2021	200,000	218,075
Praxair Incorporated	5.20	03/15/2017	50,000	57,445
Praxair Incorporated	5.25	11/15/2014	200,000	223,018
Praxair Incorporated	5.38	11/01/2016	75,000	87,472
RPM International Incorporated	6.13	10/15/2019	200,000	216,082
RPM International Incorporated	6.50	02/15/2018	250,000	279,900
Sherwin-Williams Company	3.13	12/15/2014	250,000	264,298
Valspar Corporation	7.25	06/15/2019	100,000	120,009
				17,733,438

Construction Materials: 0.01%
Martin Marietta Materials Incorporated	6.25	05/01/2037	25,000	27,033
Martin Marietta Materials Incorporated	6.60	04/15/2018	125,000	140,197
				167,230

Containers & Packaging: 0.01%
Bemis Company Incorporated	5.65	08/01/2014	515,000	558,542
Bemis Company Incorporated	6.80	08/01/2019	10,000	11,772
				570,314

Metals & Mining: 0.28%
Alcoa Incorporated	5.40	04/15/2021	500,000	475,960
Alcoa Incorporated	5.55	02/01/2017	25,000	26,446
Alcoa Incorporated	5.72	02/23/2019	350,000	350,170
Alcoa Incorporated	5.87	02/23/2022	500,000	487,594
Alcoa Incorporated	5.90	02/01/2027	300,000	285,749
Alcoa Incorporated	5.95	02/01/2037	158,000	142,028
Alcoa Incorporated	6.00	07/15/2013	1,200,000	1,278,108
Alcoa Incorporated	6.75	07/15/2018	50,000	53,421
Alcoa Incorporated	6.75	01/15/2028	75,000	74,318
Allegheny Technologies Incorporated	5.95	01/15/2021	50,000	52,395
Allegheny Technologies Incorporated	9.38	06/01/2019	150,000	187,590
Barrick Gold Corporation	1.75	05/30/2014	60,000	60,298
Barrick Gold Corporation	2.90	05/30/2016	600,000	610,993
Barrick Gold Corporation	6.95	04/01/2019	650,000	780,217
Cliffs Natural Resources	4.80	10/01/2020	255,000	249,071
Cliffs Natural Resources	6.25	10/01/2040	420,000	403,035
Commercial Metals Company	6.50	07/15/2017	250,000	228,373
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	1,000,000	1,063,750
Newmont Mining Corporation	5.13	10/01/2019	475,000	515,879
Newmont Mining Corporation	6.25	10/01/2039	475,000	540,762
Nucor Corporation	5.00	06/01/2013	100,000	106,007
Nucor Corporation	5.75	12/01/2017	500,000	586,342
Nucor Corporation	5.85	06/01/2018	150,000	177,266
Nucor Corporation	6.40	12/01/2037	200,000	254,509
Rio Tinto Alcan Incorporated	5.00	06/01/2015	180,000	194,720
Rio Tinto Alcan Incorporated	6.13	12/15/2033	600,000	698,974
Rio Tinto Alcan Incorporated	7.13	07/15/2028	500,000	659,837
Southern Copper Corporation	5.38	04/16/2020	90,000	92,093
Southern Copper Corporation	6.75	04/16/2040	440,000	440,338
Southern Copper Corporation	7.50	07/27/2035	600,000	651,741

42

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Metals & Mining (continued)
Teck Resources Limited	3.15%	01/15/2017	$250,000	253,944
				11,981,928

Paper & Forest Products: 0.07%
International Paper Company	4.75	02/15/2022	75,000	76,016
International Paper Company	5.30	04/01/2015	430,000	459,402
International Paper Company	6.00	11/15/2041	35,000	35,421
International Paper Company	7.30	11/15/2039	250,000	290,255
International Paper Company	7.50	08/15/2021	450,000	538,233
International Paper Company	7.95	06/15/2018	1,000,000	1,191,389
Plum Creek Timberlands LP	4.70	03/15/2021	500,000	495,151
				3,085,867

Telecommunication Services: 0.99%
Diversified Financial Services: 0.02%
AmeriTech Funding Corporation	6.45	01/15/2018	300,000	348,477
Citigroup Capital XXI	8.30	12/21/2077	300,000	300,750
				649,227

Diversified Telecommunication Services: 0.97%
Alltel Corporation	7.88	07/01/2032	350,000	492,990
American Tower Corporation	4.50	01/15/2018	500,000	503,166
American Tower Corporation	4.63	04/01/2015	100,000	104,242
American Tower Corporation	5.05	09/01/2020	500,000	500,661
American Tower Corporation	5.25	04/15/2013	700,000	740,032
American Tower Corporation	7.00	10/15/2017	350,000	402,069
AT&T Incorporated	2.40	08/15/2016	70,000	70,726
AT&T Incorporated	2.50	08/15/2015	500,000	513,969
AT&T Incorporated	2.95	05/15/2016	1,150,000	1,187,998
AT&T Incorporated	3.88	08/15/2021	45,000	45,525
AT&T Incorporated	4.45	05/15/2021	650,000	685,365
AT&T Incorporated	4.95	01/15/2013	1,500,000	1,566,008
AT&T Incorporated	5.10	09/15/2014	1,075,000	1,184,645
AT&T Incorporated	5.35	09/01/2040	2,372,000	2,481,691
AT&T Incorporated	5.50	02/01/2018	1,000,000	1,140,727
AT&T Incorporated	5.55	08/15/2041	60,000	65,043
AT&T Incorporated	5.60	05/15/2018	500,000	573,131
AT&T Incorporated	5.80	02/15/2019	300,000	346,006
AT&T Incorporated	6.15	09/15/2034	500,000	561,991
AT&T Incorporated	6.30	01/15/2038	1,500,000	1,745,339
AT&T Incorporated	6.50	09/01/2037	570,000	675,973
AT&T Incorporated	6.55	02/15/2039	800,000	963,772
AT&T Incorporated	6.70	11/15/2013	1,350,000	1,491,221
AT&T Incorporated	8.00	11/15/2031	536,000	717,425
AT&T Incorporated	8.75	03/01/2031	1,000,000	1,445,046
BellSouth Corporation	5.20	09/15/2014	325,000	357,626
BellSouth Corporation	6.00	11/15/2034	180,000	198,056
BellSouth Corporation	6.55	06/15/2034	180,000	208,262
Centurylink Incorporated	6.45	06/15/2021	800,000	770,826
CenturyTelephone Incorporated	5.00	02/15/2015	100,000	100,826
CenturyTelephone Incorporated	6.00	04/01/2017	740,000	746,084
Embarq Corporation	7.08	06/01/2016	650,000	687,343
Embarq Corporation	8.00	06/01/2036	1,500,000	1,508,337
Qwest Corporation	6.88	09/15/2033	300,000	294,000
Qwest Corporation	7.13	04/01/2018	500,000	511,250
Qwest Corporation	7.50	06/15/2023	500,000	500,000
Qwest Corporation	8.38	05/01/2016	285,000	323,119
SBC Communications Incorporated	5.63	06/15/2016	350,000	400,318

43

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Telecommunication Services (continued)
Verizon Communications Incorporated	1.95%	03/28/2014	$1,000,000	1,019,453
Verizon Communications Incorporated	3.00	04/01/2016	500,000	519,206
Verizon Communications Incorporated	4.35	02/15/2013	500,000	520,089
Verizon Communications Incorporated	5.50	02/15/2018	1,000,000	1,150,687
Verizon Communications Incorporated	6.25	04/01/2037	250,000	293,659
Verizon Communications Incorporated	6.35	04/01/2019	1,000,000	1,192,598
Verizon Communications Incorporated	6.90	04/15/2038	500,000	631,096
Verizon Communications Incorporated	7.35	04/01/2039	1,350,000	1,784,510
Verizon Communications Incorporated	8.75	11/01/2018	1,550,000	2,064,380
Verizon Communications Incorporated	8.95	03/01/2039	500,000	767,115
Verizon Global Funding Corporation	4.90	09/15/2015	325,000	362,941
Verizon Global Funding Corporation	5.85	09/15/2035	600,000	687,500
Verizon Global Funding Corporation	7.75	12/01/2030	850,000	1,135,351
Verizon Wireless Capital LLC	5.55	02/01/2014	1,500,000	1,631,828
Verizon Wireless Capital LLC	7.38	11/15/2013	250,000	279,538
Verizon Wireless Capital LLC	8.50	11/15/2018	500,000	664,565
				41,515,324

Wireless Telecommunication Services: 0.00%
American Tower Corporation	5.90	11/01/2021	65,000	68,840

Utilities: 1.97%
Electric Utilities: 1.60%
Alabama Power Company	5.50	03/15/2041	65,000	79,877
Alabama Power Company	6.00	03/01/2039	500,000	650,730
Alabama Power Company	6.13	05/15/2038	105,000	137,230
Ameren Corporation	8.88	05/15/2014	250,000	282,491
Ameren Illinois Company	6.13	11/15/2017	100,000	116,506
Ameren Illinois Company	6.25	04/01/2018	400,000	457,491
Appalachian Power Company	6.38	04/01/2036	300,000	362,799
Appalachian Power Company	7.00	04/01/2038	600,000	780,572
Appalachian Power Company	7.95	01/15/2020	250,000	327,336
Appalachian Power Company Series L	5.80	10/01/2035	315,000	354,906
Arizona Public Service Company	8.75	03/01/2019	500,000	623,678
Atlantic City Electric Company	7.75	11/15/2018	65,000	85,033
Carolina Power & Light Company	5.25	12/15/2015	180,000	205,786
Carolina Power & Light Company	5.30	01/15/2019	500,000	577,289
Centerpoint Energy Houston Series J2	5.70	03/15/2013	450,000	473,773
Centerpoint Energy Houston Series K	6.95	03/15/2033	250,000	333,574
Cleco Power LLC	6.00	12/01/2040	300,000	353,767
Cleveland Electric Illuminating Company	5.70	04/01/2017	200,000	218,990
Cleveland Electric Illuminating Company	5.95	12/15/2036	500,000	520,435
Columbus Southern Power Company	6.05	05/01/2018	200,000	234,285
Commonwealth Edison Company	1.63	01/15/2014	500,000	503,413
Commonwealth Edison Company	4.70	04/15/2015	250,000	272,973
Commonwealth Edison Company	5.80	03/15/2018	500,000	584,841
Commonwealth Edison Company	5.90	03/15/2036	250,000	303,754
Commonwealth Edison Company Series 100	5.88	02/01/2033	65,000	78,685
Connecticut Light & Power Company	5.65	05/01/2018	100,000	118,992
Connecticut Light & Power Company Series A	6.35	06/01/2036	200,000	254,815
Consolidated Edison Company of New York Incorporated	4.88	02/01/2013	180,000	187,868
Consolidated Edison Company of New York Incorporated	5.50	12/01/2039	600,000	717,310
Consolidated Edison Company of New York Incorporated	5.85	04/01/2018	100,000	120,578
Consolidated Edison Company of New York Incorporated	6.30	08/15/2037	250,000	325,282
Consolidated Edison Company of New York Incorporated	6.65	04/01/2019	500,000	625,491
Consolidated Edison Company of New York Incorporated	6.75	04/01/2038	300,000	412,583
Consolidated Edison Company of New York Incorporated	7.13	12/01/2018	200,000	255,583
Consolidated Edison Company of New York Incorporated Series 06-C	5.50	09/15/2016	100,000	117,284
Consolidated Edison Company of New York Incorporated Series D	5.30	12/01/2016	50,000	58,014
Consolidated Edison Company of New York Incorporated Series E	5.70	12/01/2036	250,000	301,417
Consumers Energy Company	5.65	09/15/2018	150,000	176,928

44

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Electric Utilities (continued)
Consumers Energy Company	6.70%	09/15/2019	$500,000	632,216
Consumers Energy Company Series B	5.38	04/15/2013	150,000	158,306
Detroit Edison Company	3.45	10/01/2020	500,000	524,039
Dominion Resources Incorporated	7.00	06/15/2038	500,000	655,576
Duke Energy Carolinas LLC	5.75	11/15/2013	150,000	163,357
Duke Energy Carolinas LLC Series C	7.00	11/15/2018	100,000	128,302
Duke Energy Corporation	3.35	04/01/2015	750,000	788,405
Duke Energy Corporation	3.95	09/15/2014	725,000	774,241
Duke Energy Corporation	6.30	02/01/2014	950,000	1,052,860
Duke Energy Corporation	6.45	10/15/2032	375,000	479,639
Duke Energy Indiana Incorporated	3.75	07/15/2020	500,000	532,955
Duke Energy Indiana Incorporated	6.35	08/15/2038	750,000	979,310
Duke Energy Indiana Incorporated	6.45	04/01/2039	65,000	86,146
Duke Energy Ohio Incorporated	5.45	04/01/2019	250,000	295,754
Energy East Corporation	6.75	07/15/2036	500,000	546,981
Entergy Arkansas Incorporated	5.40	08/01/2013	100,000	106,338
Entergy Corporation	3.63	09/15/2015	200,000	201,109
Entergy Corporation	5.13	09/15/2020	250,000	243,012
Entergy Gulf States Louisiana LLC	5.59	10/01/2024	120,000	132,260
Entergy Gulf States Louisiana LLC	6.00	05/01/2018	100,000	114,663
Entergy Louisiana LLC	5.40	11/01/2024	250,000	280,174
Entergy Texas Incorporated	7.13	02/01/2019	200,000	241,587
Exelon Corporation	4.90	06/15/2015	375,000	403,026
Exelon Corporation	5.63	06/15/2035	365,000	388,843
Exelon Generation Company LLC	5.20	10/01/2019	500,000	547,666
Exelon Generation Company LLC	6.25	10/01/2039	500,000	593,914
FirstEnergy Corporation Series C	7.38	11/15/2031	430,000	504,160
FirstEnergy Solutions Company	4.80	02/15/2015	200,000	213,803
FirstEnergy Solutions Company	6.05	08/15/2021	240,000	262,628
FirstEnergy Solutions Company	6.80	08/15/2039	164,000	181,760
Florida Power & Light Company	5.25	02/01/2041	200,000	239,174
Florida Power & Light Company	5.63	04/01/2034	150,000	183,409
Florida Power & Light Company	5.65	02/01/2037	380,000	472,365
Florida Power & Light Company	5.69	03/01/2040	585,000	740,515
Florida Power & Light Company	5.85	05/01/2037	100,000	127,587
Florida Power & Light Company	5.95	02/01/2038	50,000	64,820
Florida Power & Light Company	6.20	06/01/2036	500,000	661,958
Florida Power Corporation	4.80	03/01/2013	100,000	104,656
Florida Power Corporation	5.65	06/15/2018	300,000	355,003
Florida Power Corporation	5.65	04/01/2040	125,000	153,821
Florida Power Corporation	5.80	09/15/2017	200,000	238,665
Florida Power Corporation	6.40	06/15/2038	500,000	665,863
FPL Group Capital Incorporated	2.55	11/15/2013	100,000	101,699
FPL Group Capital Incorporated	6.00	03/01/2019	750,000	873,107
Georgia Power Company	1.30	09/15/2013	500,000	503,447
Georgia Power Company	4.25	12/01/2019	375,000	412,836
Georgia Power Company	5.40	06/01/2018	200,000	233,499
Georgia Power Company	5.40	06/01/2040	250,000	292,953
Georgia Power Company	5.95	02/01/2039	250,000	313,684
Georgia Power Company	6.00	11/01/2013	525,000	574,335
Georgia Power Company Series B	5.70	06/01/2017	100,000	118,480
Great Plains Energy Incorporated	2.75	08/15/2013	250,000	253,490
Great Plains Energy Incorporated	4.85	06/01/2021	50,000	51,808
Indiana Michigan Power Company	7.00	03/15/2019	500,000	608,671
Interstate Power & Light Company	6.25	07/15/2039	30,000	38,573
Jersey Central Power & Light Company	5.63	05/01/2016	100,000	113,781
Jersey Central Power & Light Company	7.35	02/01/2019	250,000	314,411
Kansas City Power & Light Company	6.38	03/01/2018	250,000	292,550
Kansas City Power & Light Company	7.15	04/01/2019	200,000	247,801
Kentucky Utilities Company	3.25	11/01/2020	500,000	514,432
Kentucky Utilities Company	5.13	11/01/2040	500,000	591,718
LG&E & KU Energy LLC	2.13	11/15/2015	100,000	97,986
LG&E & KU Energy LLC	3.75	11/15/2020	100,000	99,772

45

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Electric Utilities (continued)
MidAmerican Energy Holdings Company	5.13%	01/15/2013	$350,000	366,357
MidAmerican Energy Holdings Company	5.30	03/15/2018	250,000	290,742
MidAmerican Energy Holdings Company	5.80	10/15/2036	75,000	87,104
MidAmerican Energy Holdings Company	5.95	07/15/2017	500,000	591,323
MidAmerican Energy Holdings Company	5.95	05/15/2037	300,000	351,199
MidAmerican Energy Holdings Company	6.13	04/01/2036	450,000	535,502
MidAmerican Energy Holdings Company	6.50	09/15/2037	500,000	625,503
MidAmerican Energy Holdings Company	6.75	12/30/2031	150,000	189,825
MidAmerican Energy Holdings Company Series D	5.00	02/15/2014	350,000	376,766
Nevada Power Company	5.45	05/15/2041	120,000	137,571
Nevada Power Company	6.75	07/01/2037	200,000	266,348
Nevada Power Company	7.13	03/15/2019	300,000	370,837
Nevada Power Company Series O	6.50	05/15/2018	550,000	655,632
NiSource Finance Corporation	5.25	09/15/2017	180,000	197,662
NiSource Finance Corporation	5.45	09/15/2020	415,000	450,191
NiSource Finance Corporation	6.13	03/01/2022	100,000	112,507
NiSource Finance Corporation	6.40	03/15/2018	1,000,000	1,148,142
NiSource Finance Corporation	6.80	01/15/2019	90,000	104,672
Northern States Power Company Minnesota	1.95	08/15/2015	150,000	152,329
Northern States Power Company Minnesota	5.25	03/01/2018	500,000	589,070
Northern States Power Company Minnesota	5.35	11/01/2039	40,000	49,082
Northern States Power Company Minnesota	6.20	07/01/2037	300,000	405,473
NSTAR Electric Company	4.88	04/15/2014	250,000	271,958
NSTAR Electric Company	5.50	03/15/2040	100,000	122,475
Oglethorpe Power Corporation	5.38	11/01/2040	300,000	345,248
Oglethorpe Power Corporation	5.95	11/01/2039	150,000	185,944
Ohio Edison Company	6.88	07/15/2036	250,000	294,413
Ohio Power Company	5.38	10/01/2021	65,000	74,009
Ohio Power Company	6.00	06/01/2016	250,000	289,051
Ohio Power Company	6.60	02/15/2033	194,000	241,814
Oklahoma Gas & Electric Company	5.25	05/15/2041	100,000	115,907
Oklahoma Gas & Electric Company	5.85	06/01/2040	100,000	124,496
Oncor Electric Delivery Company LLC	5.95	09/01/2013	800,000	857,874
Oncor Electric Delivery Company LLC	6.80	09/01/2018	500,000	598,918
Oncor Electric Delivery Company LLC	7.50	09/01/2038	200,000	283,040
PacifiCorp	5.65	07/15/2018	600,000	713,288
PacifiCorp	6.00	01/15/2039	500,000	617,398
PacifiCorp	6.25	10/15/2037	720,000	912,275
PECO Energy Company	5.00	10/01/2014	500,000	553,356
Pepco Holdings Incorporated	2.70	10/01/2015	350,000	352,326
Portland General Electric Company	6.10	04/15/2019	250,000	304,898
Potomac Electric Power	6.50	11/15/2037	200,000	262,977
PPL Electric Utilities Corporation	6.25	05/15/2039	45,000	59,118
PPL Energy Supply LLC	6.20	05/15/2016	500,000	555,848
Progress Energy Incorporated	4.40	01/15/2021	750,000	809,537
Progress Energy Incorporated	4.55	04/01/2020	75,000	83,913
Progress Energy Incorporated	6.00	12/01/2039	300,000	363,413
Progress Energy Incorporated	6.05	03/15/2014	500,000	553,170
Progress Energy Incorporated	6.30	04/01/2038	50,000	67,182
Progress Energy Incorporated	7.75	03/01/2031	120,000	167,082
PSEG Power LLC	2.50	04/15/2013	700,000	708,366
PSEG Power LLC	5.13	04/15/2020	280,000	311,009
PSEG Power LLC	8.63	04/15/2031	75,000	108,551
Public Service Company of Colorado	3.20	11/15/2020	300,000	305,145
Public Service Company of Colorado	5.13	06/01/2019	50,000	58,615
Public Service Company of Colorado	6.25	09/01/2037	500,000	670,590
Public Service Company of Oklahoma	4.40	02/01/2021	100,000	106,752
Public Service Company of Oklahoma	5.15	12/01/2019	40,000	44,038
Public Service Electric & Gas Company	5.30	05/01/2018	1,000,000	1,172,510
Public Service Electric & Gas Company	5.80	05/01/2037	100,000	125,880
Puget Sound Energy Incorporated	5.76	10/01/2039	400,000	479,813
Puget Sound Energy Incorporated	5.80	03/15/2040	50,000	60,361
Puget Sound Energy Incorporated	6.27	03/15/2037	330,000	418,236

46

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Electric Utilities (continued)
South Carolina Electric & Gas Company	6.50%	11/01/2018	$525,000	652,520
Southern California Edison Company	3.88	06/01/2021	70,000	76,660
Southern California Edison Company	5.50	08/15/2018	500,000	593,272
Southern California Edison Company	5.50	03/15/2040	700,000	866,781
Southern California Edison Company	5.75	03/15/2014	750,000	828,296
Southern California Edison Company	6.05	03/15/2039	350,000	461,905
Southern California Edison Company Series 05-A	5.00	01/15/2016	100,000	113,620
Southern California Edison Company Series 05-E	5.35	07/15/2035	180,000	215,566
Southern Company	2.38	09/15/2015	200,000	204,430
Southern Company	4.15	05/15/2014	125,000	133,869
Southern Power Company Series D	4.88	07/15/2015	250,000	272,942
Southwestern Electric Power Company	6.20	03/15/2040	50,000	59,085
Southwestern Electric Power Company Series E	5.55	01/15/2017	100,000	111,165
Southwestern Public Service Company	6.00	10/01/2036	100,000	117,403
Tampa Electric Company	6.10	05/15/2018	100,000	119,138
Tampa Electric Company	6.15	05/15/2037	75,000	95,066
Toleda Edison Company	6.15	05/15/2037	50,000	58,764
TXU Electric Delivery Company	7.00	05/01/2032	175,000	227,632
TXU Electric Delivery Company	7.25	01/15/2033	75,000	99,901
Union Electric Company	5.40	02/01/2016	75,000	84,428
Union Electric Company	6.00	04/01/2018	100,000	117,596
Union Electric Company	6.40	06/15/2017	500,000	595,365
Union Electric Company	8.45	03/15/2039	80,000	128,588
Virginia Electric & Power Company	4.75	03/01/2013	100,000	104,658
Virginia Electric & Power Company	5.00	06/30/2019	200,000	229,381
Virginia Electric & Power Company	5.40	01/15/2016	600,000	689,944
Virginia Electric & Power Company	6.00	05/15/2037	605,000	763,912
Virginia Electric & Power Company	8.88	11/15/2038	300,000	474,599
Virginia Electric & Power Company Series B	6.00	01/15/2036	100,000	125,478
Westar Energy Incorporated	8.63	12/01/2018	250,000	331,933
Wisconsin Electric Power Company	4.25	12/15/2019	350,000	390,790
Wisconsin Electric Power Company	5.63	05/15/2033	100,000	120,922
Wisconsin Electric Power Company	5.70	12/01/2036	150,000	186,139
Wisconsin Power & Light Company	5.00	07/15/2019	50,000	58,312
Wisconsin Power & Light Company	6.38	08/15/2037	250,000	337,706
				68,314,655

Gas Utilities: 0.12%
AGL Capital Corporation	5.88	03/15/2041	570,000	675,576
Atmos Energy Corporation	4.95	10/15/2014	100,000	109,637
Atmos Energy Corporation	5.50	06/15/2041	60,000	68,218
Atmos Energy Corporation	6.35	06/15/2017	50,000	59,268
Atmos Energy Corporation	8.50	03/15/2019	250,000	327,235
Centerpoint Energy Resources Corporation	4.50	01/15/2021	65,000	67,812
Centerpoint Energy Resources Corporation	5.85	01/15/2041	110,000	123,466
Consolidated Natural Gas Company Series A	5.00	12/01/2014	300,000	330,152
KeySpan Corporation	5.80	04/01/2035	125,000	147,499
Oneok Incorporated	5.20	06/15/2015	65,000	71,431
Oneok Incorporated	6.00	06/15/2035	200,000	213,297
Panhandle East Pipe Line Company LP	6.20	11/01/2017	400,000	452,235
Questar Corporation	2.75	02/01/2016	200,000	202,227
Sempra Energy	6.00	02/01/2013	100,000	105,124
Sempra Energy	6.00	10/15/2039	300,000	360,586
Sempra Energy	6.50	06/01/2016	1,090,000	1,268,205
Southern California Gas Company	5.13	11/15/2040	100,000	118,358
Southern California Gas Company	5.75	11/15/2035	75,000	94,520
				4,794,846

Independent Power Producers & Energy Traders: 0.02%
Constellation Energy Group Incorporated	5.15	12/01/2020	100,000	105,291

47

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Independent Power Producers & Energy Traders (continued)
Constellation Energy Group Incorporated	7.60%	04/01/2032	$500,000	610,455
Transalta Corporation	6.65	05/15/2018	200,000	229,474
				945,220

Multi-Utilities: 0.21%
Alliant Energy Corporation	4.00	10/15/2014	100,000	105,259
Avista Corporation	5.13	04/01/2022	55,000	62,023
Baltimore Gas & Electric Company	5.90	10/01/2016	350,000	405,178
Centerpoint Energy Resources Corporation	5.95	02/01/2017	250,000	281,589
Dominion Resources Incorporated	1.80	03/15/2014	100,000	101,353
Dominion Resources Incorporated	2.25	09/01/2015	100,000	101,561
Dominion Resources Incorporated	4.45	03/15/2021	100,000	109,709
Dominion Resources Incorporated	4.90	08/01/2041	60,000	62,964
Dominion Resources Incorporated	6.40	06/15/2018	750,000	901,625
Dominion Resources Incorporated Series A	5.60	11/15/2016	50,000	58,009
Dominion Resources Incorporated Series B	5.95	06/15/2035	225,000	276,055
Dominion Resources Incorporated Series C	5.15	07/15/2015	350,000	391,904
DTE Energy Company	6.35	06/01/2016	350,000	404,209
DTE Energy Company	7.63	05/15/2014	50,000	57,133
Integrys Energy Group	4.17	11/01/2020	200,000	210,485
Louisville Gas & Electric Company	5.13	11/15/2040	125,000	146,759
NSTAR Global Services Incorporated	4.50	11/15/2019	100,000	111,429
Pacific Gas & Electric Company	4.25	05/15/2021	200,000	213,965
Pacific Gas & Electric Company	4.80	03/01/2014	125,000	134,201
Pacific Gas & Electric Company	5.40	01/15/2040	200,000	225,326
Pacific Gas & Electric Company	5.80	03/01/2037	500,000	589,588
Pacific Gas & Electric Company	6.05	03/01/2034	1,000,000	1,201,584
Pacific Gas & Electric Company	6.25	12/01/2013	200,000	219,342
Pacific Gas & Electric Company	6.35	02/15/2038	100,000	125,708
Pacific Gas & Electric Company	8.25	10/15/2018	1,000,000	1,321,127
San Diego Gas & Electric Company	5.35	05/15/2035	100,000	120,532
San Diego Gas & Electric Company	6.00	06/01/2039	530,000	706,539
Wisconsin Energy Corporation	6.25	05/15/2067	125,000	125,000
Xcel Energy Incorporated	4.70	05/15/2020	250,000	278,924
				9,049,080

Water Utilities: 0.02%
American Water Capital Corporation	6.09	10/15/2017	750,000	868,414

Total Corporate Bonds and Notes (Cost $843,979,926)				885,169,216

Foreign Government Bonds@: 24.77%
Australia Commonwealth (AUD)	5.50	01/21/2018	500,000	568,469
Australia Commonwealth (AUD)	5.75	05/15/2021	1,250,000	1,467,720
Australia Commonwealth (AUD)	6.25	06/15/2014	750,000	829,726
Australia Commonwealth (AUD)	6.25	04/15/2015	1,000,000	1,128,875
Australia Commonwealth (AUD)	6.50	05/15/2013	1,850,000	1,990,799
Australian Government Bond (AUD)	5.50	04/21/2023	500,000	578,671
Australian Government Bond Series 122 (AUD)	5.25	03/15/2019	1,000,000	1,129,914
Australian Government Bond Series 126 (AUD)	4.50	04/15/2020	1,250,000	1,345,482
Australian Government Bond Series 128 (AUD)	5.75	07/15/2022	300,000	353,715
Australian Government Bond Series 129 (AUD)	5.50	12/15/2013	500,000	538,260
Australian Government Bond Series 130 (AUD)	4.75	06/15/2016	300,000	327,105
Australian Government Bond Series 131 (AUD)	4.50	10/21/2014	600,000	639,821
Australian Government Bond Series 134 (AUD)	4.75	10/21/2015	1,500,000	1,625,037
Australian Government Bond Series 135 (AUD)	4.25	07/21/2017	350,000	373,265
Australian Government Bond Series 217 (AUD)	6.00	02/15/2017	1,000,000	1,154,091
Belgium (Kingdom) (EUR)	2.75	03/28/2016	550,000	695,956
Belgium (Kingdom) (EUR)	3.25	09/28/2016	1,000,000	1,285,974
Belgium (Kingdom) (EUR)	3.50	06/28/2017	1,000,000	1,278,127

48

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds (continued)
Belgium (Kingdom) (EUR)	3.75%	09/28/2015	700,000	931,842
Belgium (Kingdom) (EUR)	3.75	09/28/2020	1,800,000	2,216,217
Belgium (Kingdom) (EUR)	4.00	03/28/2014	1,300,000	1,747,333
Belgium (Kingdom) (EUR)	4.00	03/28/2022	850,000	1,043,315
Belgium (Kingdom) (EUR)	4.25	09/28/2013	1,350,000	1,831,227
Belgium (Kingdom) (EUR)	4.25	09/28/2021	700,000	883,242
Belgium (Kingdom) (EUR)	4.25	03/28/2041	600,000	674,435
Belgium (Kingdom) (EUR)	4.50	03/28/2026	350,000	440,431
Belgium (Kingdom) (EUR)	8.00	12/24/2012	400,000	562,349
Belgium (Kingdom) (EUR)	8.00	03/28/2015	350,000	523,767
Belgium Government Bond Series 31 (EUR)	5.50	03/28/2028	985,000	1,354,687
Belgium Government Bond Series 40 (EUR)	5.50	09/28/2017	700,000	979,455
Belgium Government Bond Series 43 (EUR)	4.25	09/28/2014	1,000,000	1,356,586
Belgium Government Bond Series 44 (EUR)	5.00	03/28/2035	1,030,000	1,336,276
Belgium Government Bond Series 49 (EUR)	4.00	03/28/2017	1,050,000	1,373,637
Belgium Government Bond Series 50 (EUR)	4.00	03/28/2013	750,000	1,014,315
Belgium Government Bond Series 55 (EUR)	4.00	03/28/2019	900,000	1,156,845
Belgium Government Bond Series 56 (EUR)	3.50	03/28/2015	800,000	1,050,666
Bundesrepublik Deutschland (EUR)	0.75	09/13/2013	1,600,000	2,167,893
Bundesrepublik Deutschland (EUR)	1.25	10/14/2016	850,000	1,147,398
Bundesrepublik Deutschland (EUR)	2.00	02/26/2016	1,250,000	1,753,763
Bundesrepublik Deutschland (EUR)	2.25	09/04/2020	1,000,000	1,361,289
Bundesrepublik Deutschland (EUR)	2.50	01/04/2021	1,950,000	2,700,393
Bundesrepublik Deutschland (EUR)	2.75	04/08/2016	900,000	1,300,440
Bundesrepublik Deutschland (EUR)	3.00	07/04/2020	1,700,000	2,455,154
Bundesrepublik Deutschland (EUR)	3.25	07/15/2015	750,000	1,074,792
Bundesrepublik Deutschland (EUR)	3.25	01/04/2020	2,950,000	4,348,572
Bundesrepublik Deutschland (EUR)	3.25	07/04/2042	950,000	1,364,173
Bundesrepublik Deutschland (EUR)	3.50	07/04/2019	1,500,000	2,244,717
Bundesrepublik Deutschland (EUR)	3.75	07/04/2013	1,500,000	2,128,198
Bundesrepublik Deutschland (EUR)	4.00	10/11/2013	1,500,000	2,153,695
Bundesrepublik Deutschland (EUR)	4.25	07/04/2014	1,500,000	2,211,076
Bundesrepublik Deutschland (EUR)	4.25	07/04/2017	1,500,000	2,327,919
Bundesrepublik Deutschland (EUR)	4.75	07/04/2040	1,300,000	2,356,289
Bundesrepublik Deutschland (EUR)	6.50	07/04/2027	1,000,000	1,938,824
Bundesrepublik Deutschland Series 00 (EUR)	5.50	01/04/2031	1,200,000	2,167,280
Bundesrepublik Deutschland Series 00 (EUR)	6.25	01/04/2030	750,000	1,450,591
Bundesrepublik Deutschland Series 03 (EUR)	4.25	01/04/2014	2,140,000	3,110,159
Bundesrepublik Deutschland Series 03 (EUR)	4.50	01/04/2013	2,200,000	3,101,274
Bundesrepublik Deutschland Series 03 (EUR)	4.75	07/04/2034	1,860,000	3,185,834
Bundesrepublik Deutschland Series 04 (EUR)	3.75	01/04/2015	2,300,000	3,385,022
Bundesrepublik Deutschland Series 05 (EUR)	3.25	07/04/2015	1,300,000	1,901,210
Bundesrepublik Deutschland Series 05 (EUR)	3.50	01/04/2016	1,900,000	2,820,842
Bundesrepublik Deutschland Series 05 (EUR)	4.00	01/04/2037	1,250,000	1,976,078
Bundesrepublik Deutschland Series 06 (EUR)	4.00	07/04/2016	1,700,000	2,584,331
Bundesrepublik Deutschland Series 07 (EUR)	4.25	07/04/2039	900,000	1,500,899
Bundesrepublik Deutschland Series 08 (EUR)	4.25	07/04/2018	2,200,000	3,437,930
Bundesrepublik Deutschland Series 09 (EUR)	3.75	01/04/2019	1,900,000	2,885,689
Bundesrepublik Deutschland Series 161 (EUR)	2.25	09/04/2021	1,100,000	1,478,956
Bundesrepublik Deutschland Series 94 (EUR)	6.25	01/04/2024	855,000	1,576,275
Bundesrepublik Deutschland Series 98 (EUR)	4.75	07/04/2028	500,000	818,985
Bundesrepublik Deutschland Series 98 (EUR)	5.63	01/04/2028	1,400,000	2,511,939
Canadian Government Bond (CAD)	1.50	12/01/2012	500,000	492,857
Canadian Government Bond (CAD)	1.50	03/01/2017	500,000	489,176
Canadian Government Bond (CAD)	2.00	03/01/2014	1,500,000	1,502,265
Canadian Government Bond (CAD)	2.00	06/01/2016	500,000	502,868
Canadian Government Bond (CAD)	2.25	08/01/2014	1,000,000	1,010,167
Canadian Government Bond (CAD)	2.50	06/01/2015	1,000,000	1,022,834
Canadian Government Bond (CAD)	2.75	09/01/2016	500,000	519,241
Canadian Government Bond (CAD)	3.00	06/01/2014	1,000,000	1,027,129
Canadian Government Bond (CAD)	3.00	12/01/2015	600,000	626,319
Canadian Government Bond (CAD)	3.50	06/01/2013	1,100,000	1,118,798
Canadian Government Bond (CAD)	3.50	06/01/2020	2,000,000	2,183,480

49

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds (continued)
Canadian Government Bond (CAD)	3.75%	06/01/2019	1,500,000	1,663,684
Canadian Government Bond (CAD)	4.00	06/01/2016	1,300,000	1,417,885
Canadian Government Bond (CAD)	4.00	06/01/2017	500,000	552,841
Canadian Government Bond (CAD)	4.00	06/01/2041	1,250,000	1,554,733
Canadian Government Bond (CAD)	4.25	06/01/2018	1,000,000	1,133,075
Canadian Government Bond (CAD)	4.50	06/01/2015	400,000	435,735
Canadian Government Bond (CAD)	5.00	06/01/2014	1,000,000	1,075,425
Canadian Government Bond (CAD)	5.00	06/01/2037	1,000,000	1,390,166
Canadian Government Bond (CAD)	5.75	06/01/2029	1,000,000	1,414,471
Canadian Government Bond (CAD)	5.75	06/01/2033	1,000,000	1,469,307
Canadian Government Bond (CAD)	8.00	06/01/2023	95,000	146,836
Canadian Government Bond (CAD)	8.00	06/01/2027	593,000	993,434
Canadian Government Bond (CAD)	9.00	06/01/2025	200,000	345,176
Denmark Government Bond (DKK)	4.00	11/15/2015	9,425,000	1,911,997
Denmark Government Bond (DKK)	4.00	11/15/2017	5,000,000	1,039,597
Denmark Government Bond (DKK)	4.00	11/15/2019	9,400,000	1,982,191
Denmark Government Bond (DKK)	4.50	11/15/2039	7,100,000	1,783,603
Denmark Government Bond (DKK)	5.00	11/15/2013	7,400,000	1,456,812
Denmark Government Bond (DKK)	7.00	11/10/2024	2,000,000	547,421
France Government Bond (EUR)	2.50	10/25/2020	2,600,000	3,286,028
France Government Bond (EUR)	3.00	07/12/2014	2,450,000	3,410,315
France Government Bond (EUR)	3.00	10/25/2015	2,600,000	3,621,066
France Government Bond (EUR)	3.25	04/25/2016	2,500,000	3,515,756
France Government Bond (EUR)	3.25	10/25/2021	1,350,000	1,799,065
France Government Bond (EUR)	3.50	04/25/2015	1,000,000	1,415,991
France Government Bond (EUR)	3.50	04/25/2020	3,950,000	5,423,691
France Government Bond (EUR)	3.50	04/25/2026	1,650,000	2,137,954
France Government Bond (EUR)	3.75	04/25/2017	1,900,000	2,711,828
France Government Bond (EUR)	3.75	10/25/2019	1,200,000	1,682,919
France Government Bond (EUR)	3.75	04/25/2021	1,750,000	2,435,022
France Government Bond (EUR)	4.00	04/25/2013	2,250,000	3,143,441
France Government Bond (EUR)	4.00	10/25/2013	1,850,000	2,609,888
France Government Bond (EUR)	4.00	04/25/2014	1,050,000	1,491,037
France Government Bond (EUR)	4.00	10/25/2014	2,000,000	2,861,919
France Government Bond (EUR)	4.00	04/25/2018	2,000,000	2,879,790
France Government Bond (EUR)	4.00	10/25/2038	1,500,000	2,018,774
France Government Bond (EUR)	4.00	04/25/2055	1,150,000	1,525,784
France Government Bond (EUR)	4.00	04/25/2060	650,000	863,867
France Government Bond (EUR)	4.25	10/25/2017	1,350,000	1,973,365
France Government Bond (EUR)	4.25	10/25/2018	1,050,000	1,529,385
France Government Bond (EUR)	4.25	04/25/2019	2,950,000	4,285,902
France Government Bond (EUR)	4.25	10/25/2023	1,150,000	1,636,734
France Government Bond (EUR)	4.50	04/25/2041	1,050,000	1,531,106
France Government Bond (EUR)	4.75	04/25/2035	1,900,000	2,843,819
France Government Bond (EUR)	5.00	10/25/2016	1,800,000	2,721,233
France Government Bond (EUR)	5.50	04/25/2029	2,150,000	3,447,967
France Government Bond (EUR)	5.75	10/25/2032	1,250,000	2,090,964
France Government Bond (EUR)	6.00	10/25/2025	1,600,000	2,673,855
France Government Bond (EUR)	8.50	10/25/2019	900,000	1,664,763
France Government Bond (EUR)	8.50	04/25/2023	800,000	1,565,345
French Republic Bond (EUR)	2.50	01/12/2014	2,300,000	3,147,374
French Treasury Note (EUR)	2.00	09/25/2013	750,000	1,021,077
French Treasury Note (EUR)	2.00	07/12/2015	2,050,000	2,763,233
French Treasury Note (EUR)	2.25	02/25/2016	1,500,000	2,024,619
French Treasury Note (EUR)	2.50	01/15/2015	1,400,000	1,924,446
French Treasury Note (EUR)	2.50	07/25/2016	1,100,000	1,495,363
French Treasury Note (EUR)	4.50	07/12/2013	1,700,000	2,405,462
French Treasury Note Series 5 (EUR)	3.75	01/12/2013	1,600,000	2,215,320
Germany Government Bond (EUR)	1.00	12/14/2012	500,000	678,770
Germany Government Bond (EUR)	1.50	03/15/2013	2,250,000	3,078,076
Germany Government Bond (EUR)	1.75	06/14/2013	1,000,000	1,375,733
Germany Government Bond (EUR)	1.75	10/09/2015	1,100,000	1,528,176
Germany Government Bond (EUR)	2.25	04/11/2014	1,650,000	2,319,978

50

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds (continued)
Germany Government Bond (EUR)	2.25%	04/10/2015	1,750,000	2,472,105
Germany Government Bond (EUR)	2.50	10/10/2014	800,000	1,133,867
Germany Government Bond (EUR)	2.50	02/27/2015	1,300,000	1,849,172
Germany Government Bond (EUR)	3.50	04/12/2013	750,000	1,053,175
Germany Government Bond (EUR)	3.75	01/04/2017	1,200,000	1,813,467
Germany Government Bond (EUR)	4.00	01/04/2018	1,000,000	1,540,686
Italy Buoni Poliennali del Tesoro (EUR)	2.00	12/15/2012	1,500,000	1,925,253
Italy Buoni Poliennali del Tesoro (EUR)	2.00	06/01/2013	1,000,000	1,251,469
Italy Buoni Poliennali del Tesoro (EUR)	2.25	11/01/2013	1,600,000	1,966,660
Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/01/2014	1,350,000	1,660,349
Italy Buoni Poliennali del Tesoro (EUR)	3.00	04/15/2015	1,200,000	1,401,694
Italy Buoni Poliennali del Tesoro (EUR)	3.00	06/15/2015	1,350,000	1,564,752
Italy Buoni Poliennali del Tesoro (EUR)	3.00	11/01/2015	1,250,000	1,436,684
Italy Buoni Poliennali del Tesoro (EUR)	3.50	06/01/2014	1,500,000	1,841,688
Italy Buoni Poliennali del Tesoro (EUR)	3.75	12/15/2013	1,700,000	2,138,323
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2015	1,800,000	2,134,709
Italy Buoni Poliennali del Tesoro (EUR)	3.75	04/15/2016	1,000,000	1,161,132
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2016	1,750,000	2,011,686
Italy Buoni Poliennali del Tesoro (EUR)	3.75	03/01/2021	1,700,000	1,796,182
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2021	1,900,000	1,994,171
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2017	1,000,000	1,146,337
Italy Buoni Poliennali del Tesoro (EUR)	4.00	09/01/2020	2,000,000	2,152,929
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2037	1,500,000	1,375,411
Italy Buoni Poliennali del Tesoro (EUR)	4.25	04/15/2013	700,000	908,139
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2013	2,100,000	2,684,434
Italy Buoni Poliennali del Tesoro (EUR)	4.25	08/01/2014	2,050,000	2,545,511
Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2015	1,650,000	2,014,017
Italy Buoni Poliennali del Tesoro (EUR)	4.25	02/01/2019	2,050,000	2,281,484
Italy Buoni Poliennali del Tesoro (EUR)	4.25	09/01/2019	1,300,000	1,422,427
Italy Buoni Poliennali del Tesoro (EUR)	4.25	03/01/2020	2,150,000	2,388,587
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2018	2,750,000	3,154,570
Italy Buoni Poliennali del Tesoro (EUR)	4.50	08/01/2018	1,000,000	1,139,283
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2019	2,000,000	2,236,991
Italy Buoni Poliennali del Tesoro (EUR)	4.50	02/01/2020	1,800,000	2,012,324
Italy Buoni Poliennali del Tesoro (EUR)	4.50	03/01/2026	1,350,000	1,377,003
Italy Buoni Poliennali del Tesoro (EUR)	4.75	02/01/2013	1,900,000	2,480,344
Italy Buoni Poliennali del Tesoro (EUR)	4.75	09/15/2016	1,500,000	1,799,027
Italy Buoni Poliennali del Tesoro (EUR)	4.75	09/01/2021	1,450,000	1,643,445
Italy Buoni Poliennali del Tesoro (EUR)	4.75	08/01/2023	1,750,000	1,865,660
Italy Buoni Poliennali del Tesoro (EUR)	5.00	03/01/2022	750,000	849,756
Italy Buoni Poliennali del Tesoro (EUR)	5.00	03/01/2025	1,550,000	1,659,689
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2034	1,400,000	1,417,281
Italy Buoni Poliennali del Tesoro (EUR)	5.00	08/01/2039	1,400,000	1,421,607
Italy Buoni Poliennali del Tesoro (EUR)	5.00	09/01/2040	1,550,000	1,575,130
Italy Buoni Poliennali del Tesoro (EUR)	5.25	08/01/2017	1,700,000	2,050,835
Italy Buoni Poliennali del Tesoro (EUR)	5.25	11/01/2029	2,100,000	2,197,876
Italy Buoni Poliennali del Tesoro (EUR)	5.75	02/01/2033	1,450,000	1,593,957
Italy Buoni Poliennali del Tesoro (EUR)	6.00	05/01/2031	2,125,000	2,362,526
Italy Buoni Poliennali del Tesoro (EUR)	6.50	11/01/2027	2,050,000	2,435,603
Italy Buoni Poliennali del Tesoro (EUR)	7.25	11/01/2026	950,000	1,234,134
Italy Buoni Poliennali del Tesoro (EUR)	9.00	11/01/2023	730,000	1,021,843
Italy Certificati di Credito del Tesoro (EUR)	0.01	12/31/2012	1,200,000	1,506,157
Italy Certificati di Credito del Tesoro (EUR)	0.01	04/30/2013	400,000	488,037
Italy Certificati di Credito del Tesoro (EUR)	0.01	09/30/2013	500,000	588,948
Japan Government Five Year Bond Series 66 (JPY)	0.40	09/20/2016	400,000,000	5,156,911
Japan Government Five Year Bond Series 69 (JPY)	0.90	12/20/2012	712,500,000	9,261,186
Japan Government Five Year Bond Series 70 (JPY)	0.80	03/20/2013	378,500,000	4,922,511
Japan Government Five Year Bond Series 71 (JPY)	1.30	03/20/2013	165,000,000	2,159,617
Japan Government Five Year Bond Series 72 (JPY)	1.50	06/20/2013	165,000,000	2,172,114
Japan Government Five Year Bond Series 78 (JPY)	0.90	12/20/2013	880,000,000	11,521,363
Japan Government Five Year Bond Series 79 (JPY)	0.70	12/20/2013	275,000,000	3,585,250
Japan Government Five Year Bond Series 81 (JPY)	0.80	03/20/2014	270,000,000	3,532,259
Japan Government Five Year Bond Series 82 (JPY)	0.90	03/20/2014	75,000,000	983,170

51

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds (continued)
Japan Government Five Year Bond Series 83 (JPY)	0.90%	06/20/2014	275,000,000	3,609,925
Japan Government Five Year Bond Series 84 (JPY)	0.70	06/20/2014	500,000,000	6,530,828
Japan Government Five Year Bond Series 85 (JPY)	0.70	09/20/2014	350,000,000	4,575,239
Japan Government Five Year Bond Series 86 (JPY)	0.60	09/20/2014	150,000,000	1,955,438
Japan Government Five Year Bond Series 87 (JPY)	0.50	12/20/2014	595,000,000	7,736,527
Japan Government Five Year Bond Series 88 (JPY)	0.50	03/20/2015	569,000,000	7,396,934
Japan Government Five Year Bond Series 89 (JPY)	0.40	06/20/2015	542,000,000	7,018,795
Japan Government Five Year Bond Series 90 (JPY)	0.30	06/20/2015	300,000,000	3,871,319
Japan Government Five Year Bond Series 91 (JPY)	0.40	09/20/2015	415,000,000	5,370,157
Japan Government Five Year Bond Series 93 (JPY)	0.50	12/20/2015	335,000,000	4,348,651
Japan Government Five Year Bond Series 94 (JPY)	0.60	12/20/2015	460,000,000	5,995,070
Japan Government Five Year Bond Series 96 (JPY)	0.50	03/20/2016	400,000,000	5,189,371
Japan Government Five Year Bond Series 97 (JPY)	0.40	06/20/2016	590,000,000	7,614,644
Japan Government Forty Year Bond Series 1 (JPY)	2.40	03/20/2048	136,500,000	1,885,263
Japan Government Forty Year Bond Series 2 (JPY)	2.20	03/20/2049	41,000,000	531,493
Japan Government Forty Year Bond Series 3 (JPY)	2.20	03/20/2050	148,000,000	1,928,238
Japan Government Ten Year Bond Series 244 (JPY)	1.00	12/20/2012	450,000,000	5,855,204
Japan Government Ten Year Bond Series 245 (JPY)	0.90	12/20/2012	160,000,000	2,079,705
Japan Government Ten Year Bond Series 248 (JPY)	0.70	03/20/2013	853,000,000	11,079,355
Japan Government Ten Year Bond Series 251 (JPY)	0.90	06/20/2013	165,000,000	2,152,474
Japan Government Ten Year Bond Series 253 (JPY)	1.60	09/20/2013	1,037,000,000	13,721,224
Japan Government Ten Year Bond Series 256 (JPY)	1.40	12/20/2013	400,000,000	5,288,453
Japan Government Ten Year Bond Series 259 (JPY)	1.50	03/20/2014	525,000,000	6,973,416
Japan Government Ten Year Bond Series 261 (JPY)	1.80	06/20/2014	500,000,000	6,708,845
Japan Government Ten Year Bond Series 264 (JPY)	1.50	09/20/2014	151,500,000	2,023,330
Japan Government Ten Year Bond Series 265 (JPY)	1.50	12/20/2014	473,000,000	6,331,181
Japan Government Ten Year Bond Series 269 (JPY)	1.30	03/20/2015	547,000,000	7,290,997
Japan Government Ten Year Bond Series 270 (JPY)	1.30	06/20/2015	282,000,000	3,767,078
Japan Government Ten Year Bond Series 273 (JPY)	1.50	09/20/2015	330,000,000	4,446,495
Japan Government Ten Year Bond Series 276 (JPY)	1.60	12/20/2015	542,000,000	7,344,051
Japan Government Ten Year Bond Series 277 (JPY)	1.60	03/20/2016	253,000,000	3,434,925
Japan Government Ten Year Bond Series 279 (JPY)	2.00	03/20/2016	100,000,000	1,379,617
Japan Government Ten Year Bond Series 280 (JPY)	1.90	06/20/2016	400,000,000	5,510,444
Japan Government Ten Year Bond Series 282 (JPY)	1.70	09/20/2016	650,000,000	8,896,368
Japan Government Ten Year Bond Series 284 (JPY)	1.70	12/20/2016	330,000,000	4,524,668
Japan Government Ten Year Bond Series 285 (JPY)	1.70	03/20/2017	700,000,000	9,610,939
Japan Government Ten Year Bond Series 286 (JPY)	1.80	06/20/2017	325,000,000	4,490,473
Japan Government Ten Year Bond Series 288 (JPY)	1.70	09/20/2017	700,000,000	9,632,437
Japan Government Ten Year Bond Series 289 (JPY)	1.50	12/20/2017	440,000,000	5,992,884
Japan Government Ten Year Bond Series 290 (JPY)	1.40	03/20/2018	125,000,000	1,693,070
Japan Government Ten Year Bond Series 292 (JPY)	1.70	03/20/2018	200,000,000	2,756,625
Japan Government Ten Year Bond Series 293 (JPY)	1.80	06/20/2018	300,000,000	4,161,970
Japan Government Ten Year Bond Series 296 (JPY)	1.50	09/20/2018	400,000,000	5,449,959
Japan Government Ten Year Bond Series 297 (JPY)	1.40	12/20/2018	200,000,000	2,710,346
Japan Government Ten Year Bond Series 298 (JPY)	1.30	12/20/2018	300,000,000	4,033,507
Japan Government Ten Year Bond Series 301 (JPY)	1.50	06/20/2019	320,000,000	4,353,733
Japan Government Ten Year Bond Series 302 (JPY)	1.40	06/20/2019	250,000,000	3,377,762
Japan Government Ten Year Bond Series 303 (JPY)	1.40	09/20/2019	370,000,000	4,993,564
Japan Government Ten Year Bond Series 305 (JPY)	1.30	12/20/2019	525,000,000	7,023,581
Japan Government Ten Year Bond Series 306 (JPY)	1.40	03/20/2020	450,000,000	6,054,386
Japan Government Ten Year Bond Series 307 (JPY)	1.30	03/20/2020	150,000,000	2,002,684
Japan Government Ten Year Bond Series 308 (JPY)	1.30	06/20/2020	833,000,000	11,078,868
Japan Government Ten Year Bond Series 309 (JPY)	1.10	06/20/2020	150,000,000	1,963,286
Japan Government Ten Year Bond Series 311 (JPY)	0.80	09/20/2020	202,000,000	2,574,792
Japan Government Ten Year Bond Series 313 (JPY)	1.30	03/20/2021	517,000,000	6,829,886
Japan Government Ten Year Bond Series 64 (JPY)	1.90	09/20/2023	528,500,000	7,258,098
Japan Government Thirty Year Bond Series 1 (JPY)	2.30	03/20/2040	590,000,000	8,158,560
Japan Government Thirty Year Bond Series 11 (JPY)	1.70	06/20/2033	122,000,000	1,528,788
Japan Government Thirty Year Bond Series 14 (JPY)	2.40	03/20/2034	125,000,000	1,764,797
Japan Government Thirty Year Bond Series 15 (JPY)	2.50	06/20/2034	95,000,000	1,356,330
Japan Government Thirty Year Bond Series 18 (JPY)	2.30	03/20/2035	435,500,000	6,040,311
Japan Government Thirty Year Bond Series 23 (JPY)	2.50	06/20/2036	150,000,000	2,154,155
Japan Government Thirty Year Bond Series 25 (JPY)	2.30	12/20/2036	190,000,000	2,632,176

52

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds (continued)
Japan Government Thirty Year Bond Series 26 (JPY)	2.40%	03/20/2037	110,000,000	1,551,960
Japan Government Thirty Year Bond Series 27 (JPY)	2.50	09/20/2037	100,000,000	1,436,870
Japan Government Thirty Year Bond Series 28 (JPY)	2.50	03/20/2038	325,000,000	4,671,146
Japan Government Thirty Year Bond Series 29 (JPY)	2.40	09/20/2038	120,000,000	1,693,049
Japan Government Thirty Year Bond Series 3 (JPY)	2.30	05/20/2030	100,000,000	1,398,917
Japan Government Thirty Year Bond Series 30 (JPY)	2.30	03/20/2039	210,000,000	2,905,795
Japan Government Thirty Year Bond Series 31 (JPY)	2.20	09/20/2039	135,000,000	1,830,260
Japan Government Thirty Year Bond Series 4 (JPY)	2.90	11/20/2030	40,000,000	608,336
Japan Government Twenty Year Bond Series 100 (JPY)	2.20	03/20/2028	250,000,000	3,476,621
Japan Government Twenty Year Bond Series 102 (JPY)	2.40	06/20/2028	210,000,000	2,995,216
Japan Government Twenty Year Bond Series 105 (JPY)	2.10	09/20/2028	200,000,000	2,737,447
Japan Government Twenty Year Bond Series 108 (JPY)	1.90	12/20/2028	322,000,000	4,279,154
Japan Government Twenty Year Bond Series 110 (JPY)	2.10	03/20/2029	230,000,000	3,113,312
Japan Government Twenty Year Bond Series 112 (JPY)	2.10	06/20/2029	173,000,000	2,359,554
Japan Government Twenty Year Bond Series 113 (JPY)	2.10	09/20/2029	200,000,000	2,724,482
Japan Government Twenty Year Bond Series 115 (JPY)	2.20	12/20/2029	120,000,000	1,656,654
Japan Government Twenty Year Bond Series 116 (JPY)	2.20	03/20/2030	100,000,000	1,379,440
Japan Government Twenty Year Bond Series 117 (JPY)	2.10	03/20/2030	200,000,000	2,718,675
Japan Government Twenty Year Bond Series 118 (JPY)	2.00	06/20/2030	70,000,000	936,338
Japan Government Twenty Year Bond Series 120 (JPY)	1.60	06/20/2030	326,500,000	4,102,008
Japan Government Twenty Year Bond Series 121 (JPY)	1.90	09/20/2030	135,000,000	1,773,012
Japan Government Twenty Year Bond Series 123 (JPY)	2.10	12/20/2030	315,000,000	4,268,542
Japan Government Twenty Year Bond Series 125 (JPY)	2.20	03/20/2031	100,000,000	1,374,947
Japan Government Twenty Year Bond Series 127 (JPY)	1.90	03/20/2031	80,000,000	1,049,677
Japan Government Twenty Year Bond Series 128 (JPY)	1.90	06/20/2031	500,000,000	6,552,604
Japan Government Twenty Year Bond Series 22 (JPY)	5.30	03/20/2013	165,000,000	2,268,405
Japan Government Twenty Year Bond Series 26 (JPY)	4.50	09/22/2014	165,000,000	2,379,665
Japan Government Twenty Year Bond Series 281 (JPY)	2.00	06/20/2016	335,000,000	4,640,497
Japan Government Twenty Year Bond Series 30 (JPY)	3.70	09/21/2015	100,000,000	1,454,341
Japan Government Twenty Year Bond Series 37 (JPY)	3.10	09/20/2017	250,000,000	3,691,287
Japan Government Twenty Year Bond Series 41 (JPY)	1.50	03/20/2019	395,000,000	5,377,959
Japan Government Twenty Year Bond Series 45† (JPY)	2.40	03/20/2020	585,000,000	8,473,094
Japan Government Twenty Year Bond Series 50 (JPY)	1.90	03/22/2021	629,000,000	8,754,527
Japan Government Twenty Year Bond Series 52 (JPY)	2.10	09/21/2021	408,000,000	5,767,329
Japan Government Twenty Year Bond Series 58 (JPY)	1.90	09/20/2022	80,000,000	1,107,727
Japan Government Twenty Year Bond Series 62 (JPY)	0.80	06/20/2023	82,000,000	1,006,703
Japan Government Twenty Year Bond Series 67 (JPY)	1.90	03/20/2024	173,000,000	2,376,475
Japan Government Twenty Year Bond Series 70 (JPY)	2.40	06/20/2024	338,000,000	4,886,427
Japan Government Twenty Year Bond Series 73 (JPY)	2.00	12/20/2024	298,500,000	4,125,866
Japan Government Twenty Year Bond Series 82 (JPY)	2.10	09/20/2025	175,000,000	2,435,404
Japan Government Twenty Year Bond Series 84 (JPY)	2.00	12/20/2025	150,000,000	2,059,936
Japan Government Twenty Year Bond Series 86 (JPY)	2.30	03/20/2026	80,000,000	1,136,616
Japan Government Twenty Year Bond Series 88 (JPY)	2.30	06/20/2026	375,000,000	5,322,094
Japan Government Twenty Year Bond Series 90 (JPY)	2.20	09/20/2026	150,000,000	2,098,153
Japan Government Twenty Year Bond Series 92 (JPY)	2.10	12/20/2026	230,000,000	3,177,416
Japan Government Twenty Year Bond Series 93 (JPY)	2.00	03/20/2027	420,000,000	5,721,623
Japan Government Twenty Year Bond Series 97 (JPY)	2.20	09/20/2027	200,000,000	2,787,543
Japan Government Twenty Year Bond Series 99 (JPY)	2.10	12/20/2027	200,000,000	2,747,891
Japan Government Two Year Bond Series 17 (JPY)	2.40	12/20/2034	60,000,000	846,719
Japan Government Two Year Bond Series 301 (JPY)	0.20	02/15/2013	200,000,000	2,581,031
Japan Government Two Year Bond Series 303 (JPY)	0.20	04/15/2013	420,000,000	5,420,469
Japan Government Two Year Bond Series 306 (JPY)	0.20	07/15/2013	400,000,000	5,162,620
Japan Government Two Year Bond Series 315 (JPY)	1.20	06/20/2021	1,115,000,000	14,595,776
Netherlands Government Bond (EUR)	1.00	01/15/2014	1,100,000	1,488,785
Netherlands Government Bond (EUR)	1.75	01/15/2013	900,000	1,230,481
Netherlands Government Bond144A (EUR)	2.50	01/15/2017	500,000	694,075
Netherlands Government Bond (EUR)	2.75	01/15/2015	1,200,000	1,692,255
Netherlands Government Bond (EUR)	3.25	07/15/2021	1,100,000	1,548,426
Netherlands Government Bond (EUR)	3.50	07/15/2020	1,000,000	1,442,985
Netherlands Government Bond (EUR)	3.75	07/15/2014	1,000,000	1,443,536
Netherlands Government Bond (EUR)	3.75	01/15/2023	850,000	1,242,722
Netherlands Government Bond (EUR)	3.75	01/15/2042	750,000	1,160,573
Netherlands Government Bond (EUR)	4.00	07/15/2016	950,000	1,413,102

53

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds (continued)
Netherlands Government Bond (EUR)	4.00%	07/15/2018	1,000,000	1,492,393
Netherlands Government Bond (EUR)	4.00	07/15/2019	1,250,000	1,869,775
Netherlands Government Bond (EUR)	4.00	01/15/2037	853,000	1,341,369
Netherlands Government Bond (EUR)	4.25	07/15/2013	1,350,000	1,921,220
Netherlands Government Bond (EUR)	4.50	07/15/2017	1,600,000	2,434,139
Netherlands Government Bond (EUR)	5.50	01/15/2028	810,000	1,416,581
Netherlands Government Bond (EUR)	7.50	01/15/2023	335,000	650,483
Spain Government Bond (EUR)	2.30	04/30/2013	1,000,000	1,278,557
Spain Government Bond (EUR)	2.50	10/31/2013	1,350,000	1,719,331
Spain Government Bond (EUR)	3.00	04/30/2015	1,250,000	1,546,481
Spain Government Bond (EUR)	3.15	01/31/2016	1,000,000	1,210,405
Spain Government Bond (EUR)	3.25	04/30/2016	1,050,000	1,272,662
Spain Government Bond (EUR)	3.30	10/31/2014	1,000,000	1,256,520
Spain Government Bond (EUR)	3.40	04/30/2014	1,050,000	1,330,464
Spain Government Bond (EUR)	3.80	01/31/2017	1,400,000	1,691,745
Spain Government Bond (EUR)	4.00	04/30/2020	750,000	880,906
Spain Government Bond (EUR)	4.20	07/30/2013	700,000	914,977
Spain Government Bond (EUR)	4.20	01/31/2037	900,000	864,018
Spain Government Bond (EUR)	4.25	01/31/2014	1,000,000	1,306,996
Spain Government Bond (EUR)	4.25	10/31/2016	750,000	931,688
Spain Government Bond (EUR)	4.30	10/31/2019	1,800,000	2,145,834
Spain Government Bond (EUR)	4.40	01/31/2015	1,102,000	1,418,432
Spain Government Bond (EUR)	4.60	07/30/2019	2,200,000	2,710,549
Spain Government Bond (EUR)	4.65	07/30/2025	1,400,000	1,542,755
Spain Government Bond (EUR)	4.70	07/30/2041	850,000	869,001
Spain Government Bond (EUR)	4.75	07/30/2014	1,900,000	2,494,565
Spain Government Bond (EUR)	4.80	01/31/2024	900,000	1,028,813
Spain Government Bond (EUR)	4.85	10/31/2020	850,000	1,035,811
Spain Government Bond (EUR)	4.90	07/30/2040	1,000,000	1,055,006
Spain Government Bond (EUR)	5.50	07/30/2017	1,100,000	1,450,579
Spain Government Bond (EUR)	5.50	04/30/2021	1,650,000	2,073,658
Spain Government Bond (EUR)	5.75	07/30/2032	1,200,000	1,443,037
Spain Government Bond (EUR)	5.90	07/30/2026	350,000	433,184
Spain Government Bond (EUR)	6.00	01/31/2029	1,100,000	1,369,875
Spain Government Bond (EUR)	6.15	01/31/2013	1,050,000	1,417,092
Sweden Government Bond (SEK)	3.50	03/30/2039	3,000,000	551,319
Sweden Government Bond (SEK)	3.75	08/12/2017	4,000,000	666,997
Sweden Government Bond (SEK)	4.50	08/12/2015	1,300,000	216,313
Sweden Government Bond Series 1041 (SEK)	6.75	05/05/2014	9,300,000	1,567,767
Sweden Government Bond Series 1047 (SEK)	5.00	12/01/2020	6,590,000	1,239,324
Sweden Government Bond Series 1050 (SEK)	3.00	07/12/2016	4,800,000	768,725
Sweden Government Bond Series 1052 (SEK)	4.25	03/12/2019	6,000,000	1,049,864
United Kingdom Gilt (GBP)	2.00	01/22/2016	1,850,000	3,017,085
United Kingdom Gilt (GBP)	2.25	03/07/2014	2,750,000	4,482,651
United Kingdom Gilt (GBP)	2.75	01/22/2015	2,200,000	3,668,306
United Kingdom Gilt (GBP)	3.75	09/07/2019	2,200,000	3,894,281
United Kingdom Gilt (GBP)	3.75	09/07/2020	2,250,000	3,989,283
United Kingdom Gilt (GBP)	3.75	09/07/2021	1,000,000	1,765,327
United Kingdom Gilt (GBP)	4.00	09/07/2016	2,150,000	3,822,438
United Kingdom Gilt (GBP)	4.00	03/07/2022	2,400,000	4,327,643
United Kingdom Gilt (GBP)	4.00	01/22/2060	1,000,000	1,921,213
United Kingdom Gilt (GBP)	4.25	12/07/2027	1,700,000	3,192,529
United Kingdom Gilt (GBP)	4.25	06/07/2032	1,050,000	1,974,031
United Kingdom Gilt (GBP)	4.25	03/07/2036	1,300,000	2,477,467
United Kingdom Gilt (GBP)	4.25	09/07/2039	1,350,000	2,564,875
United Kingdom Gilt (GBP)	4.25	12/07/2040	1,850,000	3,542,460
United Kingdom Gilt (GBP)	4.25	12/07/2046	1,500,000	2,944,042
United Kingdom Gilt (GBP)	4.25	12/07/2049	1,450,000	2,845,839
United Kingdom Gilt (GBP)	4.25	12/07/2055	1,775,000	3,539,368
United Kingdom Gilt (GBP)	4.50	03/07/2013	2,250,000	3,709,634
United Kingdom Gilt (GBP)	4.50	03/07/2019	1,750,000	3,253,563
United Kingdom Gilt (GBP)	4.50	09/07/2034	2,250,000	4,412,886
United Kingdom Gilt (GBP)	4.50	12/07/2042	1,500,000	3,017,231

54

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Foreign Government Bonds (continued)
United Kingdom Gilt (GBP)	4.75%	09/07/2015	2,575,000	4,627,727
United Kingdom Gilt (GBP)	4.75	03/07/2020	2,500,000	4,739,649
United Kingdom Gilt (GBP)	4.75	12/07/2030	2,850,000	5,690,798
United Kingdom Gilt (GBP)	4.75	12/07/2038	1,800,000	3,688,736
United Kingdom Gilt (GBP)	5.00	09/07/2014	2,585,000	4,545,404
United Kingdom Gilt (GBP)	5.00	03/07/2018	2,550,000	4,822,520
United Kingdom Gilt (GBP)	5.00	03/07/2025	1,800,000	3,585,547
United Kingdom Gilt (GBP)	6.00	12/07/2028	1,500,000	3,399,439
United Kingdom Gilt (GBP)	8.00	12/07/2015	1,500,000	3,013,395
United Kingdom Gilt (GBP)	8.00	06/07/2021	1,600,000	3,754,091
United Kingdom Gilt (GBP)	8.75	08/25/2017	500,000	1,100,050
Total Foreign Government Bonds (Cost $1,002,038,785)				1,057,381,097

U.S. Treasury Securities: 21.39%
U.S. Treasury Bond	2.13	08/15/2021	$10,000,000	10,059,380
U.S. Treasury Bond	3.50	02/15/2039	7,000,000	7,621,250
U.S. Treasury Bond	3.63	02/15/2020	13,000,000	14,864,694
U.S. Treasury Bond	3.75	08/15/2041	2,000,000	2,275,000
U.S. Treasury Bond	3.75	07/22/2052	500,000	897,646
U.S. Treasury Bond	3.88	08/15/2040	7,000,000	8,121,092
U.S. Treasury Bond	4.25	05/15/2039	5,000,000	6,164,060
U.S. Treasury Bond	4.25	11/15/2040	9,500,000	11,729,536
U.S. Treasury Bond	4.38	02/15/2038	1,750,000	2,196,250
U.S. Treasury Bond	4.38	11/15/2039	7,800,000	9,812,158
U.S. Treasury Bond	4.38	05/15/2040	6,250,000	7,867,188
U.S. Treasury Bond	4.38	05/15/2041	2,500,000	3,153,515
U.S. Treasury Bond	4.50	02/15/2036	3,150,000	4,005,915
U.S. Treasury Bond	4.50	05/15/2038	4,600,000	5,887,282
U.S. Treasury Bond	4.50	08/15/2039	5,600,000	7,175,874
U.S. Treasury Bond	4.63	02/15/2040	6,500,000	8,498,750
U.S. Treasury Bond	4.75	02/15/2037	1,550,000	2,046,484
U.S. Treasury Bond	4.75	02/15/2041	9,700,000	12,952,526
U.S. Treasury Bond	5.00	05/15/2037	2,300,000	3,147,766
U.S. Treasury Bond	5.25	11/15/2028	2,000,000	2,691,876
U.S. Treasury Bond	5.38	02/15/2031	2,000,000	2,776,250
U.S. Treasury Bond	5.50	08/15/2028	2,000,000	2,757,812
U.S. Treasury Bond	6.00	02/15/2026	1,150,000	1,624,016
U.S. Treasury Bond	6.13	11/15/2027	2,400,000	3,490,126
U.S. Treasury Bond	6.13	08/15/2029	1,500,000	2,219,297
U.S. Treasury Bond	6.25	08/15/2023	3,500,000	4,925,704
U.S. Treasury Bond	6.38	08/15/2027	2,400,000	3,561,749
U.S. Treasury Bond	6.50	11/15/2026	1,500,000	2,228,438
U.S. Treasury Bond	6.63	02/15/2027	950,000	1,431,086
U.S. Treasury Bond	6.75	08/15/2026	1,500,000	2,269,454
U.S. Treasury Bond	6.88	08/15/2025	1,500,000	2,266,641
U.S. Treasury Bond	7.13	02/15/2023	3,000,000	4,466,250
U.S. Treasury Bond	7.25	08/15/2022	1,000,000	1,491,250
U.S. Treasury Bond	7.50	11/15/2024	2,000,000	3,137,500
U.S. Treasury Bond	7.88	02/15/2021	500,000	753,946
U.S. Treasury Bond	8.00	11/15/2021	4,100,000	6,324,890
U.S. Treasury Bond	8.50	02/15/2020	1,700,000	2,591,438
U.S. Treasury Note	0.25	11/30/2013	10,000,000	9,998,862
U.S. Treasury Note	0.38	06/30/2013	15,000,000	15,034,575
U.S. Treasury Note	0.50	05/31/2013	5,000,000	5,020,900
U.S. Treasury Note	0.50	10/15/2013	4,000,000	4,017,500
U.S. Treasury Note	0.50	11/15/2013	4,500,000	4,519,863
U.S. Treasury Note	0.63	02/28/2013	10,000,000	10,054,300
U.S. Treasury Note	0.63	04/30/2013	10,500,000	10,562,759
U.S. Treasury Note	0.63	07/15/2014	5,000,000	5,035,155
U.S. Treasury Note	0.75	03/31/2013	5,000,000	5,036,915
U.S. Treasury Note	0.75	08/15/2013	5,000,000	5,042,775
U.S. Treasury Note	0.75	09/15/2013	11,000,000	11,097,108

55

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	0.75%	12/15/2013	$8,000,000	8,076,872
U.S. Treasury Note	0.75	06/15/2014	5,000,000	5,050,780
U.S. Treasury Note	1.00	07/15/2013	5,000,000	5,061,720
U.S. Treasury Note	1.00	01/15/2014	7,000,000	7,104,454
U.S. Treasury Note	1.13	12/15/2012	6,500,000	6,564,747
U.S. Treasury Note «	1.13	06/15/2013	3,500,000	3,547,852
U.S. Treasury Note	1.25	02/15/2014	5,000,000	5,104,295
U.S. Treasury Note	1.25	04/15/2014	500,000	510,938
U.S. Treasury Note	1.25	08/31/2015	4,500,000	4,608,986
U.S. Treasury Note	1.25	09/30/2015	7,000,000	7,164,066
U.S. Treasury Note	1.25	10/31/2015	5,000,000	5,112,500
U.S. Treasury Note	1.38	01/15/2013	11,000,000	11,147,378
U.S. Treasury Note «	1.38	02/15/2013	3,500,000	3,550,040
U.S. Treasury Note	1.38	03/15/2013	4,000,000	4,061,092
U.S. Treasury Note	1.38	05/15/2013	5,000,000	5,083,400
U.S. Treasury Note «	1.38	11/30/2015	2,500,000	2,568,750
U.S. Treasury Note	1.38	09/30/2018	5,000,000	4,958,205
U.S. Treasury Note	1.50	12/31/2013	4,000,000	4,102,188
U.S. Treasury Note	1.50	06/30/2016	7,000,000	7,201,796
U.S. Treasury Note	1.50	07/31/2016	9,000,000	9,255,231
U.S. Treasury Note	1.50	08/31/2018	5,000,000	5,007,420
U.S. Treasury Note	1.75	04/15/2013	3,000,000	3,063,633
U.S. Treasury Note «	1.75	01/31/2014	4,500,000	4,640,625
U.S. Treasury Note	1.75	03/31/2014	10,000,000	10,334,380
U.S. Treasury Note	1.75	07/31/2015	4,750,000	4,949,277
U.S. Treasury Note	1.75	05/31/2016	5,000,000	5,205,470
U.S. Treasury Note	1.75	01/22/2017	1,050,000	1,686,124
U.S. Treasury Note	1.88	02/28/2014	1,500,000	1,552,500
U.S. Treasury Note	1.88	04/30/2014	4,400,000	4,563,280
U.S. Treasury Note	1.88	06/30/2015	6,250,000	6,538,088
U.S. Treasury Note	1.88	08/31/2017	6,500,000	6,747,813
U.S. Treasury Note	1.88	09/30/2017	11,000,000	11,408,199
U.S. Treasury Note	2.00	11/30/2013	3,800,000	3,930,032
U.S. Treasury Note «	2.00	01/31/2016	4,000,000	4,209,376
U.S. Treasury Note	2.00	04/30/2016	500,000	526,367
U.S. Treasury Note	2.13	11/30/2014	6,500,000	6,829,063
U.S. Treasury Note	2.13	05/31/2015	3,500,000	3,691,408
U.S. Treasury Note	2.13	02/29/2016	4,000,000	4,231,248
U.S. Treasury Note	2.25	05/31/2014	13,500,000	14,138,091
U.S. Treasury Note	2.25	01/31/2015	5,000,000	5,282,420
U.S. Treasury Note «	2.25	11/30/2017	2,500,000	2,642,970
U.S. Treasury Note «	2.38	08/31/2014	5,000,000	5,271,485
U.S. Treasury Note	2.38	09/30/2014	5,500,000	5,805,938
U.S. Treasury Note	2.38	10/31/2014	5,000,000	5,285,545
U.S. Treasury Note «	2.38	02/28/2015	10,000,000	10,609,380
U.S. Treasury Note	2.38	03/31/2016	2,500,000	2,671,095
U.S. Treasury Note	2.38	07/31/2017	3,500,000	3,732,148
U.S. Treasury Note	2.38	05/31/2018	5,000,000	5,300,390
U.S. Treasury Note	2.50	03/31/2015	4,000,000	4,265,312
U.S. Treasury Note	2.50	04/30/2015	5,000,000	5,334,765
U.S. Treasury Note «	2.50	06/30/2017	4,500,000	4,833,279
U.S. Treasury Note	2.63	06/30/2014	3,500,000	3,703,438
U.S. Treasury Note	2.63	07/31/2014	5,750,000	6,093,655
U.S. Treasury Note	2.63	12/31/2014	8,000,000	8,534,376
U.S. Treasury Note	2.63	02/29/2016	2,500,000	2,696,680
U.S. Treasury Note	2.63	04/30/2016	2,500,000	2,698,438
U.S. Treasury Note	2.63	01/31/2018	4,000,000	4,316,564
U.S. Treasury Note	2.63	04/30/2018	5,500,000	5,927,966
U.S. Treasury Note «	2.63	08/15/2020	12,000,000	12,720,000
U.S. Treasury Note «	2.63	11/15/2020	10,000,000	10,577,340
U.S. Treasury Note «	2.75	02/28/2013	5,000,000	5,159,570
U.S. Treasury Note	2.75	10/31/2013	8,375,000	8,771,179
U.S. Treasury Note	2.75	11/30/2016	4,000,000	4,345,000

56

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
U.S. Treasury Securities (continued)
U.S. Treasury Note	2.75%	05/31/2017	$4,000,000	4,348,752
U.S. Treasury Note	2.75	12/31/2017	6,000,000	6,521,718
U.S. Treasury Note	2.75	02/28/2018	4,000,000	4,346,248
U.S. Treasury Note	2.75	02/15/2019	8,950,000	9,675,093
U.S. Treasury Note	2.88	01/31/2013	5,000,000	5,157,030
U.S. Treasury Note	2.88	03/31/2018	4,000,000	4,375,000
U.S. Treasury Note	3.00	08/31/2016	3,500,000	3,843,711
U.S. Treasury Note	3.00	09/30/2016	4,000,000	4,393,436
U.S. Treasury Note	3.00	02/28/2017	3,000,000	3,299,064
U.S. Treasury Note	3.13	04/30/2013	5,550,000	5,778,288
U.S. Treasury Note	3.13	08/31/2013	5,500,000	5,775,215
U.S. Treasury Note	3.13	09/30/2013	3,300,000	3,473,250
U.S. Treasury Note	3.13	10/31/2016	6,000,000	6,625,782
U.S. Treasury Note «	3.13	01/31/2017	5,000,000	5,529,690
U.S. Treasury Note	3.13	04/30/2017	3,000,000	3,321,564
U.S. Treasury Note	3.13	05/15/2019	8,000,000	8,853,128
U.S. Treasury Note «	3.13	05/15/2021	17,000,000	18,642,897
U.S. Treasury Note	3.25	05/31/2016	4,000,000	4,432,500
U.S. Treasury Note	3.25	06/30/2016	1,000,000	1,109,062
U.S. Treasury Note	3.25	07/31/2016	5,000,000	5,547,265
U.S. Treasury Note	3.25	12/31/2016	4,500,000	5,000,625
U.S. Treasury Note	3.25	03/31/2017	5,000,000	5,564,455
U.S. Treasury Note	3.38	06/30/2013	3,500,000	3,673,908
U.S. Treasury Note	3.38	07/31/2013	2,000,000	2,104,296
U.S. Treasury Note «	3.38	11/15/2019	8,000,000	8,992,496
U.S. Treasury Note	3.50	05/31/2013	2,000,000	2,097,734
U.S. Treasury Note	3.50	02/15/2018	5,000,000	5,653,515
U.S. Treasury Note	3.63	05/15/2013	4,000,000	4,197,344
U.S. Treasury Note «	3.63	08/15/2019	9,500,000	10,851,527
U.S. Treasury Note «	3.63	02/15/2021	13,000,000	14,836,250
U.S. Treasury Note «	3.75	11/15/2018	7,000,000	8,047,816
U.S. Treasury Note	3.88	02/15/2013	2,750,000	2,872,568
U.S. Treasury Note	3.88	05/15/2018	3,000,000	3,466,173
U.S. Treasury Note	4.00	02/15/2014	3,000,000	3,243,282
U.S. Treasury Note	4.00	02/15/2015	5,500,000	6,114,884
U.S. Treasury Note	4.00	08/15/2018	2,525,000	2,942,019
U.S. Treasury Note	4.13	05/15/2015	3,000,000	3,371,016
U.S. Treasury Note	4.25	08/15/2013	6,600,000	7,049,110
U.S. Treasury Note	4.25	11/15/2013	2,500,000	2,693,458
U.S. Treasury Note	4.25	08/15/2014	6,500,000	7,176,917
U.S. Treasury Note	4.25	11/15/2014	4,370,000	4,861,966
U.S. Treasury Note «	4.25	08/15/2015	5,500,000	6,237,776
U.S. Treasury Note	4.25	11/15/2017	4,000,000	4,700,000
U.S. Treasury Note «	4.50	11/15/2015	3,000,000	3,449,064
U.S. Treasury Note	4.50	02/15/2016	2,500,000	2,889,648
U.S. Treasury Note	4.50	05/15/2017	2,000,000	2,360,624
U.S. Treasury Note	4.63	11/15/2016	3,000,000	3,534,141
U.S. Treasury Note	4.63	02/15/2017	5,000,000	5,914,060
U.S. Treasury Note	4.75	05/15/2014	7,000,000	7,752,269
U.S. Treasury Note	4.75	08/15/2017	3,000,000	3,598,125
U.S. Treasury Note	4.88	08/15/2016	2,500,000	2,961,915
U.S. Treasury Note	5.13	05/15/2016	2,000,000	2,379,532
U.S. Treasury Note	7.25	05/15/2016	2,500,000	3,209,375
U.S. Treasury Note	7.50	11/15/2016	2,000,000	2,636,250
U.S. Treasury Note	8.13	08/15/2019	1,350,000	1,992,516
U.S. Treasury Note	8.75	05/15/2017	2,500,000	3,520,118
U.S. Treasury Note	8.75	08/15/2020	400,000	624,594
U.S. Treasury Note	8.88	08/15/2017	1,275,000	1,822,054
U.S. Treasury Note	8.88	02/15/2019	1,200,000	1,807,219
U.S. Treasury Note	9.13	05/15/2018	2,900,000	4,306,274
U.S. Treasury Note	11.25	02/15/2015	2,000,000	2,684,376
Total U.S. Treasury Securities (Cost $854,954,636)				912,811,400

57

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Yankee Corporate Bonds and Notes: 3.79%
Consumer Discretionary: 0.06%
Media: 0.06%
Grupo Televisa SA	6.00%	05/15/2018	$250,000	279,958
Grupo Televisa SA	6.63	01/15/2040	500,000	539,080
Thomson Reuters Corporation	4.70	10/15/2019	425,000	459,768
Thomson Reuters Corporation	5.70	10/01/2014	200,000	221,154
Thomson Reuters Corporation	5.95	07/15/2013	250,000	267,813
Thomson Reuters Corporation	6.50	07/15/2018	500,000	594,317
				2,362,090

Consumer Staples: 0.01%
Beverages: 0.01%
Coca-Cola Femsa SAB de CV	4.63	02/15/2020	200,000	215,820

Energy: 0.59%
Energy Equipment & Services: 0.04%
Ensco plc	3.25	03/15/2016	1,250,000	1,271,685
Ensco plc	4.70	03/15/2021	500,000	507,106
				1,778,791

Oil, Gas & Consumable Fuels: 0.55%
Alberta Energy Company Limited	7.38	11/01/2031	350,000	426,694
Alberta Energy Company Limited	8.13	09/15/2030	150,000	195,914
Canadian Natural Resources Limited	4.90	12/01/2014	65,000	71,404
Canadian Natural Resources Limited	5.70	05/15/2017	1,150,000	1,337,104
Canadian Natural Resources Limited	5.85	02/01/2035	565,000	642,790
Canadian Natural Resources Limited	6.25	03/15/2038	500,000	605,606
Cenovus Energy Incorporated	4.50	09/15/2014	500,000	538,580
Cenovus Energy Incorporated	5.70	10/15/2019	200,000	228,819
Cenovus Energy Incorporated	6.75	11/15/2039	500,000	628,027
Enbridge Incorporated	5.60	04/01/2017	100,000	113,667
Encana Corporation	5.90	12/01/2017	300,000	336,085
Encana Corporation	6.50	05/15/2019	400,000	472,860
Encana Corporation	6.50	08/15/2034	250,000	282,406
Encana Corporation	6.50	02/01/2038	350,000	401,252
Husky Energy Incorporated	5.90	06/15/2014	305,000	332,471
Husky Energy Incorporated	6.80	09/15/2037	100,000	120,095
Husky Energy Incorporated	7.25	12/15/2019	565,000	678,835
Nexen Incorporated	6.20	07/30/2019	80,000	91,047
Nexen Incorporated	6.40	05/15/2037	600,000	612,674
Nexen Incorporated	7.50	07/30/2039	560,000	638,281
Noble Holdings International Limited Corporation	3.05	03/01/2016	150,000	154,112
Noble Holdings International Limited Corporation	4.63	03/01/2021	200,000	205,208
Noble Holdings International Limited Corporation	4.90	08/01/2020	250,000	266,689
Noble Holdings International Limited Corporation	6.05	03/01/2041	200,000	214,574
Noble Holdings International Limited Corporation	7.38	03/15/2014	250,000	280,205
Petro-Canada	5.95	05/15/2035	700,000	757,380
Petro-Canada	6.80	05/15/2038	400,000	478,152
Statoilhydro ASA	3.88	04/15/2014	0	0
Statoilhydro ASA	5.25	04/15/2019	0	0
Suncor Energy Incorporated	5.95	12/01/2034	75,000	81,508
Suncor Energy Incorporated	6.10	06/01/2018	900,000	1,052,987
Suncor Energy Incorporated	6.50	06/15/2038	400,000	462,086
Suncor Energy Incorporated	6.85	06/01/2039	250,000	303,133
Talisman Energy Incorporated	3.75	02/01/2021	150,000	145,462
Talisman Energy Incorporated	5.13	05/15/2015	65,000	70,516

58

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Talisman Energy Incorporated	6.25%	02/01/2038	$400,000	445,914
Talisman Energy Incorporated	7.75	06/01/2019	415,000	504,064
Total Capital Canada Limited	1.63	01/28/2014	140,000	142,646
Total Capital SA	3.00	06/24/2015	500,000	526,100
Total Capital SA	3.13	10/02/2015	1,000,000	1,061,095
Total Capital SA	4.13	01/28/2021	100,000	106,954
Total Capital SA	4.45	06/24/2020	500,000	550,759
Trans Canada Pipelines Limited	6.10	06/01/2040	300,000	369,777
TransCanada PipeLines Limited	3.80	10/01/2020	300,000	315,380
TransCanada PipeLines Limited	6.20	10/15/2037	585,000	706,234
TransCanada PipeLines Limited	7.13	01/15/2019	1,500,000	1,882,590
TransCanada PipeLines Limited	7.63	01/15/2039	500,000	692,424
Transocean Incorporated	4.95	11/15/2015	500,000	506,846
Transocean Incorporated	6.00	03/15/2018	600,000	599,005
Weatherford International Limited	5.13	09/15/2020	200,000	205,607
Weatherford International Limited	5.15	03/15/2013	10,000	10,419
Weatherford International Limited	6.00	03/15/2018	100,000	110,009
Weatherford International Limited	6.75	09/15/2040	300,000	326,561
Weatherford International Limited	7.00	03/15/2038	50,000	55,267
Weatherford International Limited	9.63	03/01/2019	1,000,000	1,279,284
				23,623,558

Financials: 1.99%
Capital Markets: 0.16%
BP Capital Markets plc	3.13	10/01/2015	800,000	825,306
BP Capital Markets plc	3.20	03/11/2016	500,000	519,293
BP Capital Markets plc	3.63	05/08/2014	600,000	629,572
BP Capital Markets plc	3.88	03/10/2015	700,000	738,617
BP Capital Markets plc	4.50	10/01/2020	500,000	537,648
BP Capital Markets plc	4.74	03/11/2021	500,000	551,675
BP Capital Markets plc	4.75	03/10/2019	450,000	492,122
BP Capital Markets plc	5.25	11/07/2013	1,000,000	1,073,587
Nomura Holdings Incorporated	5.00	03/04/2015	1,100,000	1,100,699
Nomura Holdings Incorporated	6.70	03/04/2020	356,000	370,106
				6,838,625

Commercial Banks: 0.72%
Bank of Montreal	2.13	06/28/2013	300,000	306,269
Bank of Nova Scotia	2.05	10/07/2015	300,000	300,151
Bank of Nova Scotia	2.25	01/22/2013	545,000	552,649
Bank of Nova Scotia	2.38	12/17/2013	600,000	614,875
Bank of Nova Scotia	3.40	01/22/2015	1,150,000	1,205,892
Bank of Nova Scotia	4.38	01/13/2021	500,000	537,481
Barclays Bank plc	2.38	01/13/2014	200,000	195,309
Barclays Bank plc	2.50	01/23/2013	1,500,000	1,488,243
Barclays Bank plc	3.90	04/07/2015	250,000	249,866
Barclays Bank plc	5.00	09/22/2016	900,000	912,725
Barclays Bank plc	5.13	01/08/2020	500,000	488,498
Barclays Bank plc	5.14	10/14/2020	800,000	655,345
Barclays Bank plc	5.20	07/10/2014	800,000	828,504
Barclays Bank plc	6.75	05/22/2019	750,000	798,248
BNP Paribas	2.13	12/21/2012	300,000	292,698
BNP Paribas	3.25	03/11/2015	1,000,000	938,449
BNP Paribas	3.60	02/23/2016	1,000,000	937,675
BNP Paribas	5.00	01/15/2021	1,150,000	1,048,964
Canadian Imperial Bank	1.45	09/13/2013	500,000	499,492
Canadian Imperial Bank	2.35	12/11/2015	500,000	499,694
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA	4.50	01/11/2021	500,000	521,611
Dresdner Bank AG	7.25	09/15/2015	200,000	175,792

59

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
HSBC Holdings plc	5.25%	12/12/2012	$800,000	818,710
HSBC Holdings plc	6.50	05/02/2036	1,000,000	961,593
HSBC Holdings plc	6.50	09/15/2037	850,000	809,870
HSBC Holdings plc	6.80	06/01/2038	350,000	345,220
Lloyds TSB Bank plc	4.88	01/21/2016	700,000	683,843
Lloyds TSB Bank plc	6.38	01/21/2021	800,000	791,495
Rabobank Nederland	2.13	10/13/2015	1,000,000	991,156
Royal Bank of Canada	1.13	01/15/2014	200,000	200,120
Royal Bank of Canada	2.10	07/29/2013	800,000	813,859
Royal Bank of Canada	2.30	07/20/2016	600,000	605,362
Royal Bank of Canada	2.63	12/15/2015	250,000	255,374
Royal Bank of Scotland Group plc	3.40	08/23/2013	750,000	740,032
Royal Bank of Scotland Group plc	3.95	09/21/2015	500,000	471,364
Royal Bank of Scotland Group plc	4.38	03/16/2016	1,000,000	945,282
Royal Bank of Scotland Group plc	4.88	03/16/2015	1,000,000	969,916
Royal Bank of Scotland Group plc	5.00	10/01/2014	860,000	783,442
Royal Bank of Scotland Group plc	5.05	01/08/2015	300,000	248,919
Royal Bank of Scotland Group plc	5.63	08/24/2020	1,000,000	942,975
Royal Bank of Scotland Group plc	6.40	10/21/2019	575,000	538,145
Svenska Handelsbanken AB	3.13	07/12/2016	500,000	498,906
Toronto Dominion Bank	1.38	07/14/2014	300,000	301,991
Toronto Dominion Bank	2.50	07/14/2016	500,000	506,183
Westpac Banking Corporation	1.85	12/09/2013	200,000	201,426
Westpac Banking Corporation	2.10	08/02/2013	500,000	503,514
Westpac Banking Corporation	4.20	02/27/2015	780,000	809,878
Westpac Banking Corporation	4.88	11/19/2019	800,000	831,246
				30,618,251

Consumer Finance: 0.22%
Coca-Cola HBC Finance BV	5.13	09/17/2013	250,000	265,390
Deutsche Telekom International Finance BV	5.25	07/22/2013	1,000,000	1,054,208
Deutsche Telekom International Finance BV	5.75	03/23/2016	275,000	303,343
Deutsche Telekom International Finance BV	6.00	07/08/2019	500,000	569,107
Deutsche Telekom International Finance BV	8.75	06/15/2030	830,000	1,127,516
Diageo Capital plc	5.20	01/30/2013	300,000	314,978
Diageo Capital plc	5.75	10/23/2017	1,050,000	1,224,590
Diageo Capital plc	5.88	09/30/2036	175,000	207,137
Diageo Capital plc	7.38	01/15/2014	500,000	564,657
Diageo Finance BV	3.25	01/15/2015	100,000	105,280
Diageo Finance BV	5.30	10/28/2015	125,000	141,211
Encana Holdings Finance Corporation	5.80	05/01/2014	154,000	167,310
Telecom Italia Capital SA	4.95	09/30/2014	1,150,000	1,065,712
Telecom Italia Capital SA	5.25	11/15/2013	415,000	399,396
Telecom Italia Capital SA	5.25	10/01/2015	200,000	180,850
Telecom Italia Capital SA	6.00	09/30/2034	150,000	106,209
Telecom Italia Capital SA	7.18	06/18/2019	1,000,000	902,626
Telecom Italia Capital SA	7.20	07/18/2036	500,000	395,372
Telecom Italia Capital SA	7.72	06/04/2038	500,000	416,728
				9,511,620

Diversified Financial Services: 0.84%
Abbey National Treasury Services plc	2.88	04/25/2014	200,000	188,748
Abbey National Treasury Services plc	4.00	04/27/2016	500,000	446,046
AngloGold Holdings plc	5.38	04/15/2020	165,000	161,139
AngloGold Holdings plc	6.50	04/15/2040	295,000	284,157
Barrick Australian Finance Proprietary Limited	5.95	10/15/2039	550,000	610,915
BHP Billiton Finance USA Limited	4.80	04/15/2013	500,000	528,435
BHP Billiton Finance USA Limited	5.40	03/29/2017	200,000	230,789
BHP Billiton Finance USA Limited	5.50	04/01/2014	800,000	880,480
BHP Billiton Finance USA Limited	6.50	04/01/2019	1,050,000	1,291,475

60

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services (continued)
Burlington Resources Finance Company	7.20%	08/15/2031	$500,000	668,499
ConocoPhillips Canada Funding Company	5.63	10/15/2016	150,000	174,566
ConocoPhillips Canada Funding Company	5.95	10/15/2036	300,000	359,953
Credit Suisse New York NY	3.50	03/23/2015	1,000,000	991,779
Credit Suisse New York NY	5.00	05/15/2013	1,000,000	1,030,369
Credit Suisse New York NY	5.30	08/13/2019	1,500,000	1,524,606
Credit Suisse New York NY	5.40	01/14/2020	1,000,000	912,590
Credit Suisse New York NY	5.50	05/01/2014	2,200,000	2,321,627
Credit Suisse New York NY	6.00	02/15/2018	625,000	605,188
Deutsche Bank AG London	2.38	01/11/2013	750,000	747,785
Deutsche Bank AG London	3.45	03/30/2015	500,000	502,700
Deutsche Bank AG London	3.88	08/18/2014	1,000,000	1,022,624
Deutsche Bank AG London	4.88	05/20/2013	1,000,000	1,027,152
Deutsche Bank AG London	6.00	09/01/2017	1,000,000	1,111,542
ORIX Corporation	4.71	04/27/2015	415,000	429,501
Rio Tinto Finance USA Limited	5.20	11/02/2040	300,000	328,456
Rio Tinto Finance USA Limited	6.50	07/15/2018	750,000	885,131
Rio Tinto Finance USA Limited	8.95	05/01/2014	1,475,000	1,724,974
Rio Tinto Finance USA Limited	9.00	05/01/2019	480,000	645,300
Shell International Finance BV	1.88	03/25/2013	940,000	956,697
Shell International Finance BV	3.25	09/22/2015	1,000,000	1,068,705
Shell International Finance BV	4.00	03/21/2014	950,000	1,019,736
Shell International Finance BV	4.30	09/22/2019	500,000	565,655
Shell International Finance BV	4.38	03/25/2020	500,000	568,698
Shell International Finance BV	5.20	03/22/2017	250,000	289,795
Shell International Finance BV	5.50	03/25/2040	300,000	362,338
Shell International Finance BV	6.38	12/15/2038	850,000	1,124,812
Tyco International Finance SA	3.38	10/15/2015	250,000	260,379
Tyco International Finance SA	4.13	10/15/2014	200,000	212,067
Tyco International Finance SA	8.50	01/15/2019	500,000	650,283
UBS AG Stamford Connecticut	2.25	08/12/2013	500,000	495,021
UBS AG Stamford Connecticut	3.88	01/15/2015	500,000	496,875
UBS AG Stamford Connecticut	4.88	08/04/2020	1,000,000	974,771
UBS AG Stamford Connecticut	5.75	04/25/2018	1,000,000	1,025,144
UBS AG Stamford Connecticut	5.88	12/20/2017	1,500,000	1,554,552
UFJ Finance Aruba AEC	6.75	07/15/2013	1,000,000	1,070,647
Virgin Media Finance plc	5.25	01/15/2021	900,000	941,050
WPP Finance UK	8.00	09/15/2014	500,000	562,189
				35,835,940

Insurance: 0.05%
Aegon NV	4.63	12/01/2015	500,000	515,768
AXA SA	8.60	12/15/2030	650,000	626,318
Axis Capital Holdings Limited	5.75	12/01/2014	65,000	68,182
Manulife Financial Corporation	3.40	09/17/2015	400,000	394,951
XL Capital Limited	5.25	09/15/2014	312,000	328,464
				1,933,683

Real Estate Management & Development: 0.00%
Brookfield Asset Management Incorporated	5.80	04/25/2017	125,000	131,679

Health Care: 0.16%
Pharmaceuticals: 0.16%
AstraZeneca plc	5.40	06/01/2014	75,000	83,125
AstraZeneca plc	5.90	09/15/2017	800,000	957,537
AstraZeneca plc	6.45	09/15/2037	1,150,000	1,483,079
Covidien International Finance SA	1.88	06/15/2013	200,000	202,439
Covidien International Finance SA	2.80	06/15/2015	150,000	154,761
Covidien International Finance SA	6.00	10/15/2017	600,000	713,953

61

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pharmaceuticals (continued)
Covidien International Finance SA	6.55%	10/15/2037	$150,000	188,299
Novartis Securities Investment Limited	5.13	02/10/2019	1,000,000	1,158,704
Sanofi Aventis	1.63	03/28/2014	210,000	213,449
Sanofi Aventis	2.63	03/29/2016	500,000	516,715
Sanofi Aventis	4.00	03/29/2021	700,000	751,790
Teva Pharmaceutical Finance LLC	3.00	06/15/2015	500,000	517,190
				6,941,041

Industrials: 0.08%
Aerospace & Defense: 0.01%
Embraer Overseas Limited	6.38	01/15/2020	500,000	543,750

Commercial Services & Supplies: 0.02%
Ingersoll-Rand Global Holding Company Limited	6.88	08/15/2018	250,000	301,109
Ingersoll-Rand Global Holding Company Limited	9.50	04/15/2014	500,000	583,558
				884,667

Industrial Conglomerates: 0.02%
Koninklijke Philips Electronics NV	5.75	03/11/2018	650,000	742,615

Road & Rail: 0.03%
Canadian National Railway Company	5.55	03/01/2019	435,000	517,894
Canadian National Railway Company	6.20	06/01/2036	200,000	259,616
Canadian Pacific Railway Company	4.45	03/15/2023	200,000	195,136
Canadian Pacific Railway Company	5.75	03/15/2033	360,000	353,766
Canadian Pacific Railway Company	5.95	05/15/2037	65,000	65,057
Canadian Pacific Railway Company	7.25	05/15/2019	65,000	76,514
				1,467,983

Information Technology: 0.01%
Communications Equipment: 0.01%
Nokia Corporation	5.38	05/15/2019	500,000	493,210

Materials: 0.32%
Chemicals: 0.05%
Agrium Incorporated	6.13	01/15/2041	165,000	199,295
Agrium Incorporated	6.75	01/15/2019	300,000	359,433
Potash Corporation of Saskatchewan Incorporated	3.75	09/30/2015	560,000	598,923
Potash Corporation of Saskatchewan Incorporated	4.88	03/30/2020	255,000	286,367
Potash Corporation of Saskatchewan Incorporated	5.25	05/15/2014	50,000	54,996
Potash Corporation of Saskatchewan Incorporated	5.63	12/01/2040	200,000	236,490
Potash Corporation of Saskatchewan Incorporated	5.88	12/01/2036	75,000	88,953
Potash Corporation of Saskatchewan Incorporated	6.50	05/15/2019	65,000	79,493
				1,903,950

Metals & Mining: 0.26%
ArcelorMittal	3.75	03/01/2016	100,000	92,862
ArcelorMittal	5.38	06/01/2013	750,000	765,543
ArcelorMittal	5.50	03/01/2021	500,000	440,832
ArcelorMittal	6.13	06/01/2018	600,000	572,385
ArcelorMittal	6.75	03/01/2041	500,000	426,078
ArcelorMittal	7.00	10/15/2039	500,000	439,808
ArcelorMittal	9.00	02/15/2015	425,000	465,192
ArcelorMittal	9.85	06/01/2019	1,000,000	1,084,578
Falconbridge Limited	6.00	10/15/2015	600,000	644,370

62

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Metals & Mining (continued)
Teck Resources Limited	4.50%	01/15/2021	$350,000	357,335
Teck Resources Limited	4.75	01/15/2022	202,000	208,209
Teck Resources Limited	6.00	08/15/2040	175,000	182,535
Teck Resources Limited	6.25	07/15/2041	300,000	326,033
Teck Resources Limited	9.75	05/15/2014	1,250,000	1,474,820
Vale Overseas Limited	4.63	09/15/2020	300,000	299,873
Vale Overseas Limited	6.25	01/23/2017	1,405,000	1,552,643
Vale Overseas Limited	6.88	11/21/2036	1,260,000	1,376,937
Vale Overseas Limited	6.88	11/10/2039	130,000	142,624
Vale Overseas Limited	8.25	01/17/2034	300,000	375,872
				11,228,529

Paper & Forest Products: 0.01%
Celulosa Arauco y Constitucion SA	5.63	04/20/2015	65,000	70,292
Celulosa Arauco y Constitucion SA	7.25	07/29/2019	350,000	410,943
				481,235

Telecommunication Services: 0.51%
Diversified Telecommunication Services: 0.26%
British Telecommunications plc	5.15	01/15/2013	350,000	363,315
British Telecommunications plc	5.95	01/15/2018	250,000	269,443
British Telecommunications plc	9.88	12/15/2030	1,150,000	1,595,670
Deutsche Telekom	4.88	07/08/2014	300,000	321,311
France Telecom SA	4.38	07/08/2014	1,000,000	1,059,782
France Telecom SA	5.38	07/08/2019	350,000	378,136
France Telecom SA	8.50	03/01/2031	925,000	1,277,403
Royal KPN NV	8.38	10/01/2030	375,000	472,470
Telefonica Emisiones SAU	2.58	04/26/2013	500,000	484,850
Telefonica Emisiones SAU	3.73	04/27/2015	470,000	444,997
Telefonica Emisiones SAU	3.99	02/16/2016	710,000	664,843
Telefonica Emisiones SAU	4.95	01/15/2015	430,000	424,296
Telefonica Emisiones SAU	5.13	04/27/2020	445,000	392,148
Telefonica Emisiones SAU	5.46	02/16/2021	500,000	445,935
Telefonica Emisiones SAU	6.42	06/20/2016	500,000	506,937
Telefonica Emisiones SAU	7.05	06/20/2036	550,000	494,270
Telefonica Europe BV	8.25	09/15/2030	420,000	430,321
Telefonica SA	5.88	07/15/2019	645,000	608,928
Telefonos de Mexico SA de CV	5.50	01/27/2015	465,000	500,109
				11,135,164

Wireless Telecommunication Services: 0.25%
America Movil SAB de CV	3.63	03/30/2015	500,000	520,784
America Movil SAB de CV	5.00	03/30/2020	1,000,000	1,067,932
America Movil SAB de CV	5.50	03/01/2014	300,000	324,269
America Movil SAB de CV	5.63	11/15/2017	450,000	509,522
America Movil SAB de CV	6.13	11/15/2037	100,000	109,415
America Movil SAB de CV	6.13	03/30/2040	500,000	548,911
America Movil SAB de CV	6.38	03/01/2035	65,000	73,392
America Movil SAB SA	2.38	09/08/2016	750,000	732,078
Rogers Communications Incorporated	6.80	08/15/2018	750,000	905,471
Rogers Wireless Incorporated	6.38	03/01/2014	100,000	109,653
Rogers Wireless Incorporated	7.50	03/15/2015	500,000	583,925
Vodafone Group plc	3.38	11/24/2015	500,000	527,754
Vodafone Group plc	4.15	06/10/2014	250,000	266,629
Vodafone Group plc	4.63	07/15/2018	180,000	198,211
Vodafone Group plc	5.00	12/16/2013	1,000,000	1,072,695
Vodafone Group plc	5.00	09/15/2015	250,000	277,672
Vodafone Group plc	5.38	01/30/2015	75,000	83,141

63

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
Wireless Telecommunication Services (continued)
Vodafone Group plc		5.45%	06/10/2019	$400,000	457,389
Vodafone Group plc		5.63	02/27/2017	500,000	575,682
Vodafone Group plc		6.15	02/27/2037	1,000,000	1,210,671
Vodafone Group plc		7.88	02/15/2030	250,000	356,275
					10,511,471

Utilities: 0.06%
Electric Utilities: 0.01%
Enersis SA/Cayman Island		7.38	01/15/2014	250,000	273,234

Independent Power Producers & Energy Traders: 0.01%
Transalta Corporation		4.75	01/15/2015	400,000	431,930
Transalta Corporation		6.50	03/15/2040	90,000	101,937
					533,867

Multi-Utilities: 0.03%
National Grid plc		6.30	08/01/2016	600,000	688,047
Veolia Environment SA		5.25	06/03/2013	200,000	208,144
Veolia Environment SA		6.00	06/01/2018	500,000	548,276
					1,444,467

Water Utilities: 0.01%
United Utilities Incorporated		5.38	02/01/2019	250,000	261,994

Total Yankee Corporate Bonds and Notes (Cost $158,044,539)					161,697,234

Other: 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				1,519,013	545,326
VFNC Corporation, Pas-Through Entity, 0.26% ±144A(a)(i)(v)				4,096,256	2,007,165
Total Other (Cost $1,032,206)					2,552,491

		Yield		Shares
Short-Term Investments: 3.75%
Investment Companies: 3.75%
Wells Fargo Advantage Cash Investment Money Market Fund Institutional Class (l)(u)##		0.05		107,283,449	107,283,449
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)		0.17		52,940,701	52,940,701
Total Short-Term Investments (Cost $160,224,150)					160,224,150

Total Investments in Securities (Cost $4,184,040,544)*	102.90%				4,391,697,448
Other Assets and Liabilities, Net	(2.90)				(123,669,180)

Total Net Assets	100.00%				$4,268,028,268

±	Variable rate investment.
(z)	Zero coupon security. Rate represents yield to maturity.
«	All or a portion of this security is on loan.
%%	Security issued on a when-issued (TBA) basis.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

64

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

(l)	Investment in an affiliate. The total cost of affiliated investments is $177,098,463.
@	Foreign bond principal is denominated in local currency.
†	Non-income earning security.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
(v)	Security represents investment of cash collateral received from securities on loan.
(u)	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
*	Cost for federal income tax purposes is $4,185,221,533 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$249,883,741
Gross unrealized depreciation	(43,407,826)

Net unrealized appreciation	$206,475,915

65

WELLS FARGO ADVANTAGE DIVERSIFIED FIXED INCOME PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS — November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Fixed Income Portfolio (the”Portfolio”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual Portfolios and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,211,665,366	$0	$1,211,665,366
Asset-backed securities	0	0	196,494	196,494
Corporate bonds and notes	0	883,487,454	2,622,812	886,110,266
Foreign government bonds	0	1,057,381,097	0	1,057,381,097
U.S. Treasury securities	912,811,400	0	0	912,811,400
Yankee corporate bonds and notes	0	160,756,184	0	160,756,184
Other	0	0	2,552,491	2,552,491
Short-term investments
Investment companies	107,283,449	52,940,701	0	160,224,150

	$1,020,094,849	$3,366,230,802	$5,371,797	$4,391,697,448

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-backed securities	Corporate bonds and notes	Other	Total
Balance as of February 28, 2011	$214,895	$2,365,653	$3,720,445	$6,300,993
Accrued discounts (premiums)	(1,700)	(8,068)	0	(9,768)
Realized gains (losses)	(836)	(10,462)	0	(11,298)
Change in unrealized gains (losses)	(6,762)	(70,672)	5,211	(72,223)
Purchases	0	555,149	0	555,149
Sales	(9,103)	(208,788)	(1,173,165)	(1,391,056)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0

Balance as of November 30, 2011	$196,494	$2,622,812	$2,552,491	$5,371,797

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(8,342)	$(82,120)	$(497,728)	$(588,190)

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Common Stocks: 95.73%
Consumer Discretionary : 12.39%
Auto Components : 0.75%
Aapico Hitech Public Company Limited	123,000	$38,869
Aisin Seiki Company Limited	32,900	994,127
Akebono Brake Industry Company Limited	22,700	103,332
Autoneum Holding AG †	164	8,759
Bharat Forge Limited	19,334	97,274
BorgWarner Incorporated †«	75,355	4,967,402
Bosch Limited	1,366	183,867
Bridgestone Corporation	94,700	2,194,391
Bridgestone Corporation ADR	4,725	219,335
Calsonic Kansei Corporation	41,000	236,678
Cheng Shin Rubber Industry Company Limited †	391,739	864,987
Compagnie Generale Des Establissements Michelin Class B	14,469	922,373
Continental AG	5,914	419,889
Cooper Tire & Rubber Company	130,904	1,754,114
Dana Holding Corporation †	286,337	3,567,759
Denso Corporation	72,800	2,085,254
Exedy Corporation	5,000	149,909
Exide Industries Limited †	55,479	125,691
Faurecia	2,019	42,546
FCC Company Limited	5,300	113,280
Futaba Industrial Company Limited	6,100	37,400
Gentex Corporation	93,820	2,765,814
GKN plc	116,718	358,536
Goodyear Tire & Rubber Company †	174,500	2,441,255
Halla Climate Control Corporation †	8,860	178,866
Hankook Tire Company Limited	13,340	550,961
Hi-Lex Corporation	4,100	60,517
Hyundai Mobis †	10,275	2,849,372
Hyundai Wia Corporation †	1,460	212,230
Kanto Auto Works Limited	1,200	9,893
Kayaba Industry Company Limited	27,000	129,358
KEIHIN Corporation	9,300	146,389
Kenda Rubber Industrial Company Limited †	59,838	64,128
Koito Manufacturing Company Limited	17,000	235,979
Kumho Industrial Company Limited †	8,435	57,759
Lear Corporation	70,016	2,935,771
Leoni AG	4,204	156,442
Linamar Corporation	2,422	32,176
Magna International Incorporated Class A	19,200	685,022
Mando Corporation	1,886	344,434
Martinrea International Incorporated †	3,001	22,008
Minth Group Limited	76,000	69,828
Musashi Seimitsu Industry Company Limited	1,900	42,227
Nan Kang Rubber Tire Company Limited †	119,957	175,847
NGK Spark Plug Company Limited	29,000	369,855
NHK Spring Company Limited	27,000	246,431
NIFCO Incorporated	6,500	178,416
Nippon Seiki Company Limited	8,000	79,486
Nissan Shatai Company Limited	12,000	117,526
Nissin Kogyo Company Limited	8,500	115,164
NOK Corporation	19,900	348,952
Nokian Renkaat Oyj	7,959	263,636
Pacific Industrial Company Limited †	5,000	22,122
Pirelli & Company SpA	11,055	104,586
Press Kogyo Company Limited	13,000	61,047
Rieter Holding AG †	164	32,176
Riken Corporation †	27,000	103,535
Sanden Corporation	14,000	42,617
Showa Corporation	1,800	9,936

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Auto Components (continued)
Somboon Advance Technology PCL	104,216	$67,538
Stanley Electric Company Limited	21,400	315,714
Sumitomo Rubber Industries	24,700	296,265
Tachi-S Company Limited	3,600	61,522
Takata Corporation	5,600	121,374
Tenneco Automotive Incorporated †«	116,600	3,376,736
Thai Stanley Electric PCL †	13,600	64,575
Tokai Rika Company Limited	8,200	127,227
Tokai Rubber Industries Incorporated	6,500	77,284
Tong Yang Industry Company Limited †	94,160	97,092
Topre Corporation	4,200	41,099
Toyo Tire & Rubber Company Limited	19,000	44,508
Toyota Auto Body Company Limited	4,400	65,354
Toyota Boshoku Corporation	11,900	133,862
Toyota Gosei Company Limited	9,800	170,589
Toyota Industries Corporation	35,800	999,517
TRW Automotive Holdings Corporation †	69,900	2,282,934
TS Tech Company Limited	7,600	107,289
UMW Holdings Berhad †	137,800	292,991
Unipres Corporation	3,500	97,071
Valeo SA	5,453	241,458
Xinyi Glass Holding Company Limited	290,881	169,478
Yarnapund PCL †(a)	1,551,500	14,435
Yokohama Rubber Company Limited	35,000	194,548
		45,207,993

Automobiles : 0.94%
Toyota Motor Corporation	423,514	13,946,540
Bajaj Auto	26,498	860,372
Bayerische Motoren Werke AG	24,115	1,828,086
Brilliance China Automotive Holdings Limited †	372,000	433,187
BYD Company Limited	74,500	182,405
China Motor Company Limited †	67,150	60,662
Chongqing Changchun Automobile Class B †(a)	43	12
Daihatsu Motor Company Limited	28,000	490,576
Daimler AG	67,851	3,086,761
Dongfeng Motor Group Company Limited	530,000	796,023
Fiat Industrial †	57,124	512,099
Fiat Industrial di Risparmio	3,220	20,550
Fiat SpA	48,439	250,791
Fiat SpA di Risparmio	3,220	15,001
Fleetwood Corporation Limited †	5,273	66,962
Ford Otomotiv Sanayi AS	8,512	68,281
Fuji Heavy Industries Limited	87,000	502,841
Geely Automobile Holdings Limited	530,000	130,772
General Motors Company †	66,300	1,411,527
Ghabbour Auto	3,188	12,066
Guangzhou Automobile Group Company Limited	315,454	293,611
Hero Honda Motors Limited †	17,819	693,147
Honda Motor Company Limited	263,800	8,371,518
Honda Motor Company Limited ADR	25	791
Hyundai Motor Company Limited	22,114	4,301,526
Isuzu Motors Limited	180,000	849,238
Kia Motors Corporation	44,470	2,829,046
Mahindra & Mahindra Limited	56,486	802,068
Mahindra & Mahindra Limited GDR	20,144	295,593
Maruti Suzuki India Limited †	21,037	399,382
Mazda Motor Corporation	213,000	388,455
Mitsubishi Motors Corporation †	552,000	666,698
Nissan Motor Company Limited	331,300	3,042,430
Oriental Holdings Berhad †	28,320	39,055

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Automobiles (continued)
Peugeot SA	10,397	$194,666
Proton Holdings Berhad	12,700	12,289
PT Astra International Incorporated	343,294	2,757,414
Renault SA	13,483	505,214
Suzuki Motor Corporation	63,900	1,360,624
Tan Chong Motor Holdings Berhad †	87,300	121,237
Tata Motors Limited	239,542	819,497
Tata Motors Limited-A Shares-DVR	51,935	97,410
Tesla Motors Incorporated †«	36,700	1,201,558
Tofas Turk Otomobil Fabrikasi AS †	12,763	46,808
Volkswagen AG	2,854	434,680
Yamaha Motor Company Limited	39,900	556,795
Yue Loong Motor †	158,929	312,305
Zhongsheng Group Holdings Limited	89,000	162,991
		56,231,560

Distributors : 0.21%
Canon Marketing Japan Incorporated	6,400	72,403
CFAO	4,172	149,530
D’ieteren SA NV	1,530	72,311
Genuine Parts Company	104,979	6,141,272
Hanwha Corporation (Korea) †	7,410	242,463
Imperial Holding Limited	36,119	528,681
Inchcape plc	28,889	148,381
Jardine Cycle & Carriage Limited	13,439	492,152
LG International Corporation †	5,460	249,913
Li & Fung Limited	812,530	1,688,195
Pacific Brands Limited †	88,865	49,552
Pool Corporation «	95,200	2,903,600
Tat Hong Holdings Limited	7,000	4,151
Uni-Select Incorporated	432	10,559
Yokohama Reito Company †	2,000	15,397
		12,768,560

Diversified Consumer Services : 0.49%
Arbitron Incorporated	53,900	2,027,179
Benesse Corporation	13,900	628,963
Career Education Corporation †	117,000	826,020
Coinstar Incorporated †«	59,562	2,542,702
Corporate Executive Board Company	67,900	2,661,001
Educomp Solutions Limited	5,295	22,042
H & R Block Incorporated «	200,611	3,155,611
Hillenbrand Incorporated	121,086	2,752,285
InvoCare Limited	11,126	84,497
Itausa Investimentos Itau SA	37,862	281,607
Navitas Limited	29,257	103,882
New Oriental Education & Technology Group Incorporated †	17,412	439,479
Raffles Education Corporation Limited	55,177	19,677
Regis Corporation «	111,795	1,813,315
Service Corporation International «	467,443	4,791,291
Sotheby’s Holdings Incorporated «	130,500	4,099,005
Strayer Education Incorporated «	23,241	2,260,420
Weight Watchers International Incorporated	20,300	1,193,031
		29,702,007

Hotels, Restaurants & Leisure : 1.81%
A-Max Holdings Limited †	83,500	1,088
Accor SA	8,760	245,111
Accordia Golf Company Limited	85	65,987

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Ajisen China Holdings Limited	67,200	$85,814
Aristocrat Leisure Limited	71,788	182,269
Autogrill SpA	5,082	53,004
Bally Technologies Incorporated	102,709	3,937,863
Banyan Tree Holdings Limited	13,000	6,283
Berjaya Land Berhad †	210,400	66,103
Berjaya Sports Toto Berhad	78,950	104,220
Bob Evans Farms Incorporated	1,361	45,566
Brinker International Incorporated	161,890	3,898,311
Cafe de Coral Holdings Limited	34,000	81,478
Carnival Corporation	47,700	1,583,640
Carnival plc	11,453	394,453
Chipotle Mexican Grill Incorporated †	21,094	6,782,987
Compass Group plc	141,269	1,310,151
Cracker Barrel Old Country Store Incorporated «	46,600	2,216,296
Crown Limited	64,616	558,411
Domino’s Pizza, Incorporated †«	111,900	3,685,986
Doutor Nichires Holdings Company Limited	5,200	66,400
Echo Entertainment Group Limited †	94,217	364,054
Egyptian For Tourism Resorts †	16,982	2,794
EIH Limited †	57,568	94,376
Enterprise Inns plc †	26,791	15,198
Flight Centre Limited	8,570	171,957
Formosa International Hotels Corporation †	13,510	188,961
Fujita Kanko Incorporated †	30,000	107,559
Galaxy Entertainment Group Limited †	129,000	256,074
Genting Berhad	380,300	1,340,287
Genting Hong Kong Limited †	151,000	47,585
Genting International plc †	830,320	1,009,311
Grand Korea Leisure Company Limited	10,260	169,221
Great Canadian Gaming Corporation †	1,414	12,380
Greene King plc	10,697	81,307
H.I.S Company Limited †	3,400	84,376
Hong Kong & Shanghai Hotels Limited	93,570	101,182
Hotel Properties Limited †	6,000	7,923
Hyatt Hotels Corporation Class A †«	77,017	2,748,737
Imperial Hotel Limited †	1,450	32,846
Indian Hotels Company Limited †	66,498	77,009
Intercontinental Hotels Group plc	21,700	377,291
International Game Technology	203,830	3,477,340
International Speedway Corporation Class A	55,500	1,365,300
Intralot SA-Integrated Lottery Systems & Services †	4,444	4,804
Jack in the Box Incorporated †«	97,800	2,004,900
Jollibee Foods Corporation	52,200	106,246
Kangwon Land Incorporated †	18,970	467,584
Kappa Create Company Limited †	2,100	48,015
Kentucky Fried Chicken (Japan) Limited †	2,100	54,341
KFC Holdings Malaysia Berhad †	22,464	23,859
Kisoji Company Limited †	3,500	63,678
Kuoni Reisen Holding AG †	214	59,680
Ladbrokers plc	52,013	105,763
Las Vegas Sands Corporation †	76,855	3,589,897
Life Time Fitness Incorporated †«	77,905	3,173,071
Lottomatica SpA †	2,688	41,476
Marriott International Incorporated Class A	60,600	1,855,572
Marriott Vacations Worldwide Corporation †	6,060	96,839
Marston’s plc	27,687	41,733
McDonald’s Corporation	120,514	11,511,497
McDonald’s Holdings Company (Japan) Limited	8,700	233,428
Melco International Development Limited	84,000	66,784
MGM China Holdings Limited †	177,200	254,225
MGM Resorts International †«	217,300	2,236,017

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Hotels, Restaurants & Leisure (continued)
Millennium & Copthorne Hotels plc †	5,978	$40,476
Minor International PCL ADR	95,700	32,545
Mitchells & Butlers plc †	19,207	69,394
MOS Food Services Incorporated	4,500	88,468
Ohsho Food Service Corporation	1,600	38,107
Opap SA	18,417	163,260
Orbis SA †	2,450	29,301
Orient Express Hotels Limited Class A †«	177,163	1,273,802
Oriental Land Company Limited	8,500	884,961
Paddy Power plc	3,297	179,011
Panera Bread Company †	54,749	7,849,912
PartyGaming plc	32,201	68,694
Penn National Gaming Incorporated †	45,600	1,692,216
Pinnacle Entertainment Incorporated †«	121,304	1,282,183
Plenus Company Limited	2,000	31,501
Punch Taverns plc †	32,370	6,125
Resorts World Berhad	495,815	624,604
Resorttrust Incorporated †	2,880	42,157
Restaurant Group plc †	5,909	28,365
Rexcapital Financial Holdings Limited	625,000	43,338
Round One Corporation	8,500	50,790
Royal Caribbean Cruises Limited †«	89,200	2,471,732
Royal Holdings Company Limited †	1,300	15,392
Saizeriya Company Limited	4,700	77,062
Sands China Limited	343,123	1,022,068
Scientific Games Corporation Class A †«	121,700	1,046,620
Shangri-La Asia Limited	236,166	439,000
Six Flags Entertainment Corporation	105,700	4,016,600
SJM Holdings Limited	221,000	380,173
Sky City Entertainment Group Limited	108,949	292,195
Sodexho Alliance SA	8,557	622,344
Sonic Corporation †	120,453	850,398
Spirit Pub Company plc	32,370	20,187
St. Marc Holdings Company Limited	300	11,625
Starwood Hotels & Resorts Worldwide Incorporated	133,900	6,384,352
Tabcorp Holdings Limited	100,972	299,652
Tattersall’s Limited	185,610	446,537
Thomas Cook Group plc	84,009	24,197
Tim Hortons Incorporated	14,344	727,080
Tokyo Dome Corporation	11,000	24,661
Tokyotokeiba Company Limited †	12,000	16,425
Transat A.T. Incorporated Class A †	1,458	9,620
TUI AG	6,630	37,081
TUI Travel plc	24,735	67,132
Vail Resorts Incorporated «	68,520	3,049,140
Watami Food Service Company †	3,900	95,908
Wendy’s Company	197,308	978,648
Wetherspoon (J.D.) plc	2,154	14,665
Whitbread plc	12,652	327,770
William Hill plc	39,046	124,344
Wyndham Worldwide Corporation	113,183	4,012,337
Wynn Macau Limited	164,000	481,817
Wynn Resorts Limited	18,237	2,198,653
Yoshinoya D&C Company Limited	37	48,372
Zensho Company Limited †	11,700	156,071
		108,852,966

Household Durables : 0.88%
Alpine Electronics Incorporated	3,700	43,026
Arcelik AS †	30,036	101,749
Arnest One Corporation	3,700	37,777
Barratt Developments plc †	67,471	106,071

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Household Durables (continued)
Bellway plc	5,665	$65,030
Berkeley Group Holdings plc †	11,306	227,638
Bovis Homes Group plc	9,847	73,865
Casio Computer Company Limited	35,500	221,371
Chofu Seisakusho Company Limited	1,900	52,149
Cleanup Corporation	5,200	33,267
Corona Corporation †	2,000	32,860
Dorel Industries Incorporated Class B	1,167	27,403
DR Horton Incorporated «	184,731	2,200,146
Ekornes ASA	800	11,496
Electrolux AB Class B	14,855	258,676
Foster Electric Company Limited	2,400	35,776
France Bed Holdings Company Limited	6,000	10,190
Funai Electric Company Limited	2,100	45,380
Garmin Limited «	75,600	2,766,204
GUD Holdings Limited	7,295	55,968
Haier Electronics Group Company †	170,000	158,674
Harman International Industries Incorporated	134,370	5,549,481
Haseko Corporation	150,000	97,195
Hitachi Koki Company Limited	5,000	36,894
Husqvarna AB A Shares	1	5
Husqvarna AB B Shares	37,065	183,284
JM AB	8,886	145,218
JVC Kenwood Holdings Incorporated †	13,400	56,414
Leggett & Platt Incorporated «	95,119	2,128,763
Lennar Corporation Class A «	103,500	1,905,435
LG Electronics Incorporated	15,827	1,060,001
M.D.C. Holdings Incorporated	67,700	1,208,445
Matsunichi Communication Holdings Limited †	20,000	4,891
Matsushita Electric Industrial Company Limited	329,010	3,156,115
Newell Rubbermaid Incorporated	195,219	2,986,851
Nexity SA †	1,566	36,443
Nobia AB	5,775	21,939
NVR Incorporated †	3,734	2,501,220
Panahome Corporation	12,000	83,542
Persimmon plc	20,659	160,660
Pioneer Corporation	38,600	189,399
Redrow plc †	3,458	6,229
Rinnai Corporation	5,300	403,182
Ryland Group Incorporated	82,200	1,236,288
Sangetsu Company Limited	5,200	138,590
SEB SA	3,036	244,645
Sekisui Chemical Company Limited	71,000	533,528
Sekisui House Limited	83,000	729,380
Sharp Corporation	161,000	1,643,055
Skyworth Digital Technology Company Limited	232,639	94,743
Sony Corporation	141,694	2,610,991
Stanley Black & Decker Incorporated	116,388	7,615,267
Steinhoff International Holdings Limited †	201,970	591,670
Sumitomo Foresting	21,000	179,659
Takamatsu Corporation	900	13,460
Tatung Company Limited †	394,770	111,324
Taylor Woodrow plc †	300,372	184,044
Technicolor †	4,271	7,107
Techtronic Industries Company	124,500	114,292
Tempur-Pedic International Incorporated †«	48,200	2,632,202
TOA Corporation †	1,000	5,782
Tomtom NV †	4,700	19,385
Tupperware Brands Corporation	42,620	2,483,041
Turk Sise Ve Cam Fabrikalari AS †	66,935	113,218
Videocon Industries Limited †	16,162	52,713
Vodone Limited	534,000	81,094

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Household Durables (continued)
Welling Holding Limited	102,800	$16,018
Whirlpool Corporation	51,200	2,511,872
Woongjin Coway Company Limited †	8,000	272,570
		52,722,260

Internet & Catalog Retail : 0.59%
Amazon.com Incorporated †	68,827	13,234,744
Askul Corporation	2,300	31,553
ASOS plc †	7,672	164,251
Belluna Company Limited	3,000	22,546
CDON Group †	4,115	21,395
CJ O Shopping Company Limited †	949	235,720
Dena Company Limited	14,600	453,255
Expedia Incorporated	133,400	3,710,521
Home Retail Group	62,866	88,864
HSN Incorporated	78,187	2,799,095
Hyundai Home Shopping Network	1,833	183,337
Liberty Media Holding Corporation Interactive Series A †	376,487	6,121,679
N Brown Group plc	3,324	13,911
Netflix Incorporated †«	11,126	717,961
Nissen Company Limited	2,200	12,466
Priceline.com Incorporated †	9,996	4,856,956
Rakuten Incorporated	1,026	1,100,809
Senshukai Company Limited †	1,800	12,231
Shutterfly Incorporated †	60,000	1,624,800
Start Today Company Limited	12,500	242,230
Wotif.com Holdings Limited †	18,653	65,932
		35,714,256

Leisure Equipment & Products : 0.42%
Altek Corporation †	88,623	72,429
Amer Sports Oyj	6,650	82,477
Aruze Corporation	4,400	107,153
Asia Optical Company Incorporated †	14,239	12,007
Beneteau SA	1,319	15,013
Brunswick Corporation	171,900	3,200,778
Eastman Kodak Company †«	488,202	527,258
Fields Corporation	7	10,512
Giant Manufacturing Company Limited	62,687	227,453
Hasbro Incorporated	81,421	2,915,686
Heiwa Corporation	4,900	88,042
Mars Engineering Corporation	600	10,174
Mattel Incorporated	231,295	6,663,609
Mizuno Corporation	17,000	86,688
Namco Bandai Holdings Incorporated	33,500	482,998
Nikon Corporation	53,400	1,250,332
Polaris Industries Incorporated	120,556	7,245,416
Roland Corporation	800	6,880
Sankyo Company Limited	7,800	389,890
Sega Sammy Holdings Incorporated	28,300	578,738
Shimano Incorporated	11,300	556,420
Tamron Company Limited	2,700	72,579
Tomy Company Limited	8,100	57,086
Yamaha Corporation	23,800	231,122
Young Optics Incorporated	14,000	30,751
		24,921,491

Media : 2.10%
Aegis Group plc	51,830	111,105

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Media (continued)
Agora SA †	5,097	$20,786
Amalgamated Holdings Limited	8,316	49,158
AMC Networks Incorporated A †	111,819	4,025,484
Antena 3 de Television SA	1,425	8,572
APN News & Media Limited †	40,920	31,526
Arnoldo Mondadori Editore SpA	1,753	3,443
Asatsu-DK Incorporated	3,400	84,660
Astral Media Incorporated	3,649	119,850
Austar United Communications Limited †	57,954	72,616
Avex Group Holdings Incorporated	4,600	52,199
Axel Springer AG	4,131	185,726
BEC World PCL †	121,700	152,271
British Sky Broadcasting plc	80,183	965,495
CBS Corporation Class B	72,324	1,883,317
Charter Communication Incorporated †	25,945	1,371,712
Cheil Worldwide Incorporated †	14,790	258,425
Cinemark Holdings Incorporated	57,300	1,122,507
Cineplex Incorporated	8,140	202,872
CJ E&M Corporation †	6,785	191,553
Cogeco Cable Incorporated	1,258	62,718
Comcast Corporation Class A	234,900	5,325,183
Comcast Corporation Special Class A (Non Voting)	73,100	1,634,516
Corus Entertainment Incorporated Class B	3,691	68,540
CyberAgent Incorporated †	63	209,131
Cyfrowy Polsat SA	25,219	97,324
Daiichikosho Company Limited	4,900	90,916
Daily Mail & General Trust plc	14,021	89,326
Dentsu Incorporated	34,300	997,718
DIRECTV †	144,111	6,804,921
Discovery Communications Incorporated Class A †«	94,402	3,962,996
Discovery Communications Incorporated Class C †	3,073	116,282
Dish Network Corporation	139,800	3,434,886
Eniro AB	5,208	7,403
eSun Holdings Limited †	3,000	411
Eutelsat Communications	6,006	233,384
Fairfax Media Limited	282,762	249,616
Focus Media Holding Limited †«	13,664	253,057
Fuji Television Network Incorporated	61	83,839
Gannett Company Incorporated «	159,918	1,736,709
Gestevision Telecinco SA	9,624	56,925
GFK SE	353	15,736
Groupe Aeroplan Incorporated	12,821	146,820
Grupo Televisa SA	484,202	2,016,953
Hakuhodo DY Holdings Incorporated	3,890	213,393
Havas SA	14,292	59,287
Hot Telecommunication System Limited	1,224	16,451
Informa plc	43,588	248,157
Interpublic Group of Companies Incorporated	322,183	3,022,077
Ipsos	1,688	47,980
ITV plc	241,361	246,841
JC Decaux SA	5,375	139,714
John Wiley & Sons Incorporated	100,149	4,817,167
Jupiter Telecommunications Company Limited	268	260,494
Kabel Deutschland Holding AG †	8,320	462,493
Kadokawa Group Holdings Incorporated	3,300	114,606
Lagardere SCA	8,823	214,872
Lamar Advertising Company †«	114,638	2,784,557
Liberty Global Incorporated Series A †	99,048	3,901,501
Liberty Global Incorporated Series C †	86,551	3,280,283
Liberty Media Corporation †	78,122	5,959,133
Live Nation Incorporated †«	320,055	2,765,275
M6 Metropole Television	2,718	40,513

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Media (continued)
McGraw-Hill Companies Incorporated	35,900	$1,532,930
Mediaset SpA	43,712	129,218
Meredith Corporation «	71,300	2,067,700
Modern Times Group B Shares †	4,115	199,991
Morningstar Incorporated	19,104	1,151,016
Naspers Limited	46,545	2,104,102
New York Times Company Class A †	252,068	1,835,055
News Corporation Class A	204,004	3,557,830
News Corporation Class B	50,518	901,746
Nielsen Holdings NV †	52,081	1,512,953
Nippon Television Network Corporation	500	68,000
Omnicom Group Incorporated	34,300	1,480,731
PagesJaunes SA	5,117	17,782
Pearson plc	61,554	1,118,177
Premiere AG †	17,170	41,435
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	7,553	21,925
Publicis Groupe	10,430	498,223
Publishing & Broadcasting Limited	41,433	108,495
Quebecor Incorporated	2,241	71,166
REA Group Limited †	14,191	181,344
Reed Elsevier NV	60,964	718,626
Reed Elsevier plc	91,118	757,771
Regal Entertainment Group Class A «	153,193	2,183,000
Rightmove plc	6,926	138,651
RTL Group †	1,962	198,780
Sanoma Oyj †	4,610	55,699
Schibsted ASA	5,025	124,147
Scholastic Corporation	45,100	1,220,857
Scripps Networks Interactive Incorporated	59,664	2,375,820
Seat Pagine Gialle SpA †	259	11
SES FDR	26,852	661,770
Shaw Communications Incorporated Class B	33,000	681,710
Shochiku Company Limited †	18,000	166,249
Singapore Press Holdings Limited	221,000	682,246
SKY Network Television Limited	17,723	76,502
Sky Perfect JSAT Holdings Incorporated	468	239,190
Societe Television Francaise 1	10,997	114,118
Star Publications Limited †	33,600	34,254
Sun TV Network Limited †	10,107	51,656
Television Broadcasts Limited	39,000	241,492
Ten Network Holdings Limited †	63,863	60,369
Thomson Corporation	26,252	710,640
Time Warner Cable Incorporated	36,524	2,208,972
Time Warner Incorporated «	117,479	4,090,619
Toei Company Limited	16,000	72,535
Toho Company Limited Tokyo	18,300	313,942
Tokyo Broadcasting System Incorporated	2,200	26,819
Torstar Corporation	11,855	103,446
TV Asahi Corporation	9	13,782
TVN SA	16,466	48,393
United Business Media Limited	11,367	89,787
Valassis Communications Incorporated †«	92,100	1,769,241
Viacom Incorporated Class B	58,763	2,630,232
Virgin Media Incorporated «	213,200	4,724,512
Vivendi SA	95,562	2,204,237
Vodacom Group Proprietary Limited	99,782	1,128,326
Walt Disney Company «	202,608	7,263,497
West Australian Newspapers Holding Limited	32,318	114,056
Wolters Kluwer NV	19,543	339,973
WPP plc	101,272	1,064,735
Yell Group plc †	98,003	7,688
Yellow Media Incorporated	45,019	8,607
Zee Entertainment Enterprises Limited †	83,959	203,255

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Media (continued)
Zenrin Company Limited	5,000	$45,669
		125,769,081

Multiline Retail : 0.89%
Aeon Company (m) Berhad	9,700	21,942
Big Lots Incorporated †	147,437	5,913,698
Canadian Tire Corporation Limited	7,500	475,023
David Jones Limited	75,929	226,606
Debenhams plc	63,852	63,984
Dillard’s Incorporated «	73,509	3,454,923
Dollar General Corporation †	19,600	795,172
Dollar Tree Incorporated †	84,792	6,909,700
Dollarama Incorporated	2,958	115,774
Don Quijote Company Limited	9,000	310,194
Far Eastern Department Stores Company Limited †	169,853	217,307
Foschini Limited	21,536	282,311
Fuji Company Limited †	3,300	78,581
Golden Eagle Retail Group Limited	71,000	164,706
H2O Retailing Corporation	16,000	120,111
Harvey Norman Holdings Limited †	97,512	217,127
Hyundai Department Store Company Limited †	2,862	419,010
Intime Department Store Group Company Limited	140,000	164,018
Isetan Mitsukoshi Holdings Limited	51,500	504,125
Izumi Company Limited	10,400	155,786
J Front Retailing Company Limited	73,800	326,814
JCPenney Company Incorporated	102,900	3,296,916
Lifestyle International Holdings Limited	79,000	186,010
Lotte Shopping Company Limited †	1,895	597,448
Macy’s Incorporated	279,912	9,049,555
Marks & Spencer Group plc	132,920	691,607
Marui Company Limited	35,700	261,365
Matsuya Company Limited	4,900	28,172
Metro Holdings Limited †	163,200	87,042
Myer Holdings Limited	67,222	169,041
New World Department Store China Limited	150,000	86,748
Next plc	12,984	548,798
Nordstrom Incorporated	113,200	5,125,696
Pantaloon Retail India Limited †	16,821	63,992
Parco Company Limited	3,200	24,056
Parkson Holdings Berhad	56,800	101,919
Parkson Retail Group Limited	171,000	211,842
PCD Stores Limited	556,000	91,929
Pinault-Printempts-Redoute SA	6,058	907,819
Robinson Department Store PCL	188,400	217,594
Ryohin Keikaku Company Limited	3,600	163,796
SACI Falabella †	187,514	1,563,677
Saks Incorporated †«	234,292	2,230,460
Sears Canada Incorporated †	655	8,072
Sears Holdings Corporation †«	32,901	1,984,917
Stockmann Oyj ABP	1,375	25,513
Takashimaya Company Limited	36,000	256,531
Target Corporation	70,300	3,704,810
The Daiei Incorporated	2,400	8,723
Warehouse Group Limited	10,254	25,602
Woolworths Holdings Limited	111,354	556,772
		53,213,334

Specialty Retail : 2.16%
ABC-Mart Incorporated	2,900	107,822

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Specialty Retail (continued)
Abercrombie & Fitch Company Class A «	60,600	$2,903,346
Advance Auto Parts Incorporated	50,596	3,502,255
Aeropostale Incorporated †«	157,800	2,447,478
Alpen Company Limited	700	11,947
American Eagle Outfitters Incorporated	130,202	1,811,110
Ann Incorporated †	101,334	2,377,296
AOKI Holdings Incorporated	3,300	49,249
Aoyama Trading Company Limited	7,000	114,035
Autobacs Seven Company Limited	3,600	166,624
AutoNation Incorporated †«	30,379	1,096,986
AutoZone Incorporated †	4,800	1,576,224
Bed Bath & Beyond Incorporated †	51,200	3,098,112
Belle International Holdings Limited	596,000	1,137,178
Best Buy Company Incorporated	36,300	983,367
Best Denki Company Limited	8,000	21,463
Carpetright plc †	2,534	15,533
Carphone Warehouse Group plc	11,076	57,734
Cato Corporation	54,037	1,382,807
Chico’s FAS Incorporated «	349,795	3,637,868
Children’s Place Retail Stores Incorporated †«	50,698	2,731,101
Chiyoda Company Limited	8,400	137,384
Chow Sang Sang Holdings International Limited	56,000	154,608
Cocokara Fine Incorporated	7,400	198,255
Collective Brands Incorporated †«	122,100	1,703,295
DCM Japan Holdings Company Limited	13,300	101,485
Delek Automotive Systems Limited	1,187	8,388
Dick’s Sporting Goods Incorporated	180,507	7,095,730
Dickson Concepts International Limited	36,000	18,670
Douglas Holding AG	1,280	51,995
DSG International plc †	172,361	30,609
Dufry Group REG	1,409	140,945
Edion Corporation	9,700	75,966
Esprit Holdings Limited	147,691	212,364
Fast Retailing Company Limited	10,600	1,720,132
Fielmann AG	776	78,658
Foot Locker Incorporated	103,135	2,432,955
Fourlis Holdings SA	1,820	5,392
Game Group plc	12,093	1,412
Gamestop Corporation Class A †«	93,700	2,166,344
Gap Incorporated «	38,400	717,696
GEO Company Limited	102	109,728
Giordano International Limited	338,000	259,293
GOME Electrical Appliances Holding Limited	1,307,000	333,930
Grupo Elektra SA de CV †	13,574	1,323,977
Guess? Incorporated	41,900	1,178,228
Gulliver International Company Limited †	560	23,715
Halfords Group	10,381	53,850
Hengdeli Holdings Limited	360,000	140,845
Hennes & Mauritz AB Class B	74,992	2,382,497
Hikari Tsushin Incorporated	2,700	68,647
HMV Group plc	6,422	363
Home Depot Incorporated	187,830	7,366,693
Hotai Motor Company Limited †	100,000	553,073
Industria de Diseno Textil SA	15,903	1,352,281
IT City Public Company Limited	172,900	55,470
JB Hi-Fi Limited	13,916	229,733
Joshin Denki Company Limited †	5,000	55,988
Jumbo SA	3,484	17,655
K’s Holdings Corporation †	7,500	295,626
Keiyo Company Limited †	2,000	12,060
Kesa Electricals plc	21,336	29,841
Kingfisher plc	170,609	687,564
Komeri Company Limited	5,000	152,891

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Specialty Retail (continued)
Limited Brands	31,800	$1,346,094
Lowe’s Companies Incorporated	146,400	3,515,064
Luk Fook Holdings International Limited	40,000	167,776
Men’s Wearhouse Incorporated	100,642	2,800,867
Mr Price Group Limited	37,374	369,872
Nafco Company Limited †	1,400	23,751
Nishimatsuya Chain Company Limited	8,400	63,765
Nitori Company Limited	7,600	710,409
O’Reilly Automotive Incorporated †	92,906	7,176,059
Office Depot Incorporated †	542,600	1,220,850
OfficeMax Incorporated †«	168,066	781,507
Osim International Limited	17,515	14,228
Paris Miki Incorporated †	3,500	29,207
Point Incorporated	2,680	111,429
Praktiker Bau Und Heimwerkermaerkte AG	3,061	7,012
Premier Investments Limited †	6,871	36,835
Radioshack Corporation «	190,508	2,187,032
Reitman’s Canada Limited Class A	2,386	34,154
Rent-A-Center Incorporated	117,682	4,230,668
Right On Company Limited †	1,000	7,465
RONA Incorporated	6,259	56,947
Ross Stores Incorporated	81,649	7,274,109
Sa Sa International Holdings Limited	112,000	68,793
Sally Beauty Holdings Incorporated †«	188,440	3,787,644
Sanrio Company Limited	8,300	431,745
Shimachu Company Limited	6,800	150,627
Shimamura Company Limited	3,300	313,658
Signet Jewelers Limited	167,600	7,421,328
Signet Jewelers Limited-United Kingdom Exchange	1,261	55,985
Staples Incorporated	83,700	1,206,117
Super Cheap Auto Group Limited	11,459	64,886
Tiffany & Company	86,700	5,812,368
TJX Companies Incorporated	75,400	4,652,180
Tractor Supply Company	50,775	3,667,478
Truworths International Limited	47,439	464,966
Ulta Salon Cosmetics & Fragrance Incorporated †	33,300	2,318,679
United Arrows Limited	1,900	34,030
Urban Outfitters Incorporated †	89,413	2,412,363
USS Company Limited	3,030	263,462
Valora Holding AG	366	69,405
WH Smith Public Limited Corporation	7,923	65,463
Xebio Company Limited	4,100	94,908
Yamada Denki Company Limited	13,360	966,370
		129,453,321

Textiles, Apparel & Luxury Goods : 1.15%
Adidas-Salomon AG	15,925	1,123,043
ANTA Sports Products Limited	127,000	140,321
ASICS Corporation	24,000	287,931
Atsugi Company Limited †	8,000	9,882
Benetton Group SpA	1,225	6,017
Billabong International Limited	30,189	118,183
Bosideng International Holdings Limited	500,000	148,103
Burberry Group plc	32,464	650,370
China Dongxiang Group Company	272,000	48,637
China Hongxing Sports Limited †(a)(i)	37,000	2,284
Christian Dior SA	4,809	622,805
Coach Incorporated	56,386	3,529,200
Compagnie Financiere Richemont SA	40,404	2,192,552
Daidoh Limited	1,200	10,985
Daiwabo Company Limited	12,000	28,186

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Deckers Outdoor Corporation †	26,798	$2,919,508
Descente Limited †	3,000	16,407
Far Eastern Textile Company Limited †	713,389	799,181
Fibrechem Technologies Limited †(a)	20,000	0
Formosa Taffeta Company Limited †	111,000	100,996
Fossil Incorporated †	37,149	3,328,179
Geox SpA	950	3,017
Gildan Activewear Incorporated	10,931	262,786
Gunze Limited	19,000	54,703
Hanesbrands Incorporated †	188,658	4,646,647
Hermes International	789	251,757
Iconix Brand Group Incorporated †«	141,500	2,442,290
Indorama Ventures PCL	398,233	383,285
Jaybharat Textiles & Real Estate Limited †(a)	15,488	37,061
Jones Group Incorporated	170,600	1,851,010
Kurabo Industries Limited	19,000	36,946
Li Ning Company Limited	79,500	62,756
LPP SA	207	125,433
Luxottica Group SpA	10,398	296,619
LVMH Moet Hennessy Louis Vuitton SA	20,318	3,199,113
Ng2 SA †	3,479	46,352
Nike Incorporated Class B	73,600	7,078,848
Nisshinbo Industries Incorporated	22,000	186,223
Onward Kashiyama Company Limited	20,000	142,366
Pandora AS	4,743	49,411
Peak Sport Products Limited	198,000	57,173
Ports Design Limited	33,000	60,364
Pou Chen Corporation †	390,600	295,302
Prime Success International Group Limited	88,000	108,261
Puma AG Rudolf Dassler Sport	229	72,333
PVH Corporation	43,103	2,926,263
Ralph Lauren Corporation	41,818	5,932,301
Ruentex Industries Limited †	93,549	155,817
Sanyo Shokai Limited	5,000	11,820
Seiko Holdings Corporation Class C	12,000	23,976
Seiren Company Limited	20,900	126,149
Shenzhou International Group Holdings Limited	38,000	55,537
Stella International	62,500	145,610
Steven Madden Limited †	74,100	2,642,406
Swatch Group AG	2,180	850,267
Swatch Group AG - Bearer Shares	4,179	295,130
Tainan Spinning Company Limited †	342,495	115,287
Texwinca Holdings Limited	64,000	77,347
The Japan Wool Textile Company Limited	13,000	93,734
Titan Industries Limited	90,683	313,695
Tod’s SpA	810	75,441
Toyobo Company Limited	116,000	157,527
Trinity Limited	202,000	147,800
TSI Holdings Company Limited	11,000	60,710
Under Armour Incorporated †	74,598	6,067,055
Unitika Limited	168,000	91,106
VF Corporation «	17,129	2,375,621
Wacoal Corporation	18,000	234,181
Warnaco Group Incorporated †«	84,518	4,284,217
Wolverine World Wide Incorporated «	95,540	3,519,694
Xtep International Holdings Limited	154,500	46,383
Yue Yuen Industrial Holdings Limited	98,500	287,066
		68,944,966

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Consumer Staples : 7.24%
Beverages : 1.45%
Anadolu Efes Biracilik Ve Malt Sanayii AS †	28,081	$341,630
Anheuser-Busch InBev NV VVPR Strip †	6,960	9
Asahi Breweries Limited	72,200	1,602,562
Britvic plc	10,808	57,761
Brown-Forman Corporation Class A	12,022	929,180
Brown-Forman Corporation Class B	61,014	4,869,527
C&C Group plc	16,506	67,623
Carlsberg AS	9,143	672,824
Carlsberg Brewery Malaysia Berhad	9,100	21,468
Cia Cervecerias Unidas SA	16,040	188,362
Cia de Bebidas das Americas †	41,695	1,143,624
Coca-Cola Amatil Limited	72,222	881,246
Coca-Cola Central Japan Company Limited	1,000	13,014
Coca-Cola Company	247,933	16,668,536
Coca-Cola Enterprises Incorporated	37,600	982,112
Coca-Cola Hellenic Bottling Company SA	12,090	185,007
Coca-Cola Icecek Uretim AS	8,224	96,177
Coca-Cola West Japan Company Limited	11,400	193,205
Constellation Brands Incorporated Class A †	124,583	2,425,631
Cott Corporation †	4,300	27,108
David Campari-Milano SpA	14,156	101,229
Diageo plc	188,301	4,033,035
Dr Pepper Snapple Group Incorporated	147,340	5,382,330
Fomento Economico Mexicano Sab de CV	318,700	2,175,969
Foster’s Group Limited	273,957	1,515,748
Fraser & Neave Holdings †	5,500	31,578
Guinness Anchor Berhad	25,100	92,124
Hansen Natural Corporation †	48,693	4,489,495
Heineken Holding NV	9,870	396,054
Heineken NV	17,316	810,989
Hite Jinro Company Limited	11,446	306,795
InBev NA	56,613	3,385,272
ITO EN Limited	8,400	146,272
Kirin Brewery Company Limited	136,000	1,660,459
Lotte Chilsung Beverage Company Limited †	93	113,147
Mikuni Coca-Cola Bottling Company Limited	1,300	11,556
Molson Coors Brewing Company	106,072	4,305,462
PepsiCo Incorporated	315,563	20,196,032
Pernod-Ricard SA	15,221	1,435,923
Remy Cointreau SA	1,106	92,484
SABMiller plc	73,972	2,611,774
San Miguel Corporation	192,260	551,535
Sapporo Holdings Limited	53,000	201,311
Takara Holdings Incorporated	30,000	190,125
Thai Beverage Public Company Limited	1,311,000	263,204
Treasury Wine Estates Limited	82,358	339,146
Tsingtao Brewery Company Limited	44,000	242,035
United Spirits Limited †	12,258	167,261
Yomeishu Seizo Company Limited	1,000	9,455
		86,624,405

Food & Staples Retailing : 1.62%
Aeon Company Limited	108,800	1,486,702
Alimentation Couche Tard Incorporated	11,643	334,467
Alliance Global Group Incorporated	608,400	145,244
ARCS Company Limited	3,800	72,301
Axfood AB	450	16,437
Big C Supercenter PCL †	41,000	165,817
Big C Supercenter PCL ADR †	68,000	269,426

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Food & Staples Retailing (continued)
Bim Birlesik Magazalar AS	14,615	$414,552
Booker Group plc	194,495	234,419
C.P. Seven Eleven PCL	415,400	666,346
Carrefour SA	48,762	1,298,308
Casey’s General Stores Incorporated	72,910	3,891,936
Casino Guichard Perrachon SA	4,446	395,659
Cawachi Limited	2,100	40,979
Cencosud SA	262,104	1,581,316
China Resources Enterprise Limited	202,000	704,158
Circle K Sunkus Company Limited	6,100	99,480
Colruyt SA	4,210	159,437
Costco Wholesale Corporation	85,427	7,286,923
CVS Corporation	151,200	5,872,608
Dairy Farm International Holdings Limited	42,300	360,396
Delhaize Group	7,511	442,966
Distribuidora Internacional SA †	40,032	180,734
E Mart Company Limited †	3,716	964,181
Empire Company Limited	1,972	118,326
Eurocash SA	9,166	64,945
FamilyMart Company Limited	8,800	351,020
Fu Ji Food & Catering Services Holdings Limited †(a)	16,692	0
George Weston Limited	5,500	363,935
Guyenne et Gascogne SA †	109	11,883
Heiwado Company Limited †	4,400	56,957
Inageya Company Limited †	2,000	22,992
Izumiya Company Limited	5,000	24,981
J Sainsbury plc	97,106	465,071
Jeronimo Martins	13,192	240,686
Kasumi Company Limited †	10,000	64,185
Kato Sangyo Company Limited	3,500	72,429
Kesko Oyj A Shares	1,500	50,970
Kesko Oyj B Shares	4,110	144,621
Koninklijke Ahold NV	84,269	1,072,763
Kroger Company	66,800	1,548,424
Lawson Incorporated	11,200	663,294
Life Corporation †	4,000	74,572
Loblaw Companies Limited	6,900	250,306
Massmart Holdings Limited	15,369	313,865
Matsumotokiyoshi Holdings Company Limited	5,600	110,028
Metcash Limited	96,318	403,683
Metro AG	9,448	466,223
Metro Incorporated	7,679	388,110
Ministop Company Limited	500	9,316
Olam International Limited	271,718	508,024
Pick’n Pay Stores Limited †	21,770	117,140
President Chain Store Corporation	96,032	483,993
Rallye SA †	328	9,960
Rite Aid Corporation †«	1,183,380	1,443,724
Ryoshoku Limited	3,100	78,180
Safeway Incorporated «	235,716	4,714,320
Seven & I Holdings Company Limited	116,680	3,257,760
Shinsegae Company Limited	1,065	229,094
Shoppers Drug Mart Corporation	18,000	749,154
Shoprite Holdings Limited	54,211	915,069
Siam Makro plc	12,000	87,392
Sligro Food Group NV	1,429	41,245
Sugi Pharmacy Company Limited	5,300	152,136
Sun Art Retail Group Limited	249,500	343,640
Sundrug Company Limited	5,400	171,033
Super-Sol Limited	1,882	7,252
SUPERVALU Incorporated «	414,415	3,045,950
Sysco Corporation	72,348	2,064,812
Tesco plc	601,919	3,843,022

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Food & Staples Retailing (continued)
The Jean Coutu Group PJC Incorporated	5,911	$75,688
The Maruetsu Incorporated	2,000	7,211
Tsuruha Holdings Incorporated	2,000	104,181
United Natural Foods Incorporated †«	95,479	3,659,710
UNY Company Limited	25,800	236,940
Valor Company Limited †	6,300	100,367
Wal-Mart de Mexico SAB de CV	1,051,210	2,829,284
Wal-Mart Stores Incorporated	206,743	12,177,163
Walgreen Company	101,800	3,432,696
Wesfarmers Limited	147,825	4,746,411
Whole Foods Market Incorporated	106,121	7,226,840
William Morrison Supermarkets plc	199,397	1,010,911
Woolworths Limited	179,380	4,617,753
Yaoko Company Limited	1,000	34,029
		96,960,461

Food Products : 2.06%
Ajinomoto Company Incorporated	100,000	1,197,874
Alicorp SA	101,849	223,649
Archer-Daniels-Midland Company	72,200	2,174,664
Ariake Japan Company Limited	5,600	106,284
Aryzta AG	5,420	261,659
Asia Food & Properties Limited †	85,000	13,004
Asiatic Development Berhad	31,900	82,832
Associated British Foods plc	31,650	552,412
Astra Agro Lestari TBK PT	45,000	114,526
Australian Agricultural Company Limited †	33,938	49,031
Barry Callebaut AG	115	105,127
BRF Brasil Foods SA	111,800	2,182,398
Bunge Limited «	97,945	6,121,563
Campbell Soup Company «	22,600	736,760
Chaoda Modern Agriculture Limited(a)	277,776	29,498
Charoen Pokhand Foods plc	445,500	471,655
Charoen Pokphand Indonesia TBK PT	1,503,500	396,088
China Agri-Industries Holdings Limited	246,000	188,783
China Fishery Group Limited †	18,461	12,834
China Green Holdings Limited	48,000	14,189
China Huiyuan Juice Group	21,500	8,181
China Mengniu Dairy Company	161,000	583,279
China Yurun Food Group Limited	182,000	263,062
Chiquita Brands International Incorporated †	88,826	738,144
CJ Cheiljedang Corporation	1,434	367,611
ConAgra Foods Incorporated	51,914	1,311,348
CSM NV	3,316	43,584
Dairy Crest Group plc	6,886	35,864
Danone SA	46,636	3,079,024
Dean Foods Company †	353,100	3,587,496
Diamond Foods Incorporated «	42,300	1,173,825
Dydo Drinco Incorporated	1,200	46,886
East Asiatic Company Limited AS †	250	5,242
Ebro Puleva SA	5,982	118,626
Ezaki Glico Company Limited	11,000	129,866
Flowers Foods Incorporated «	269,300	5,324,061
Fresh del Monte Produce Incorporated	76,150	1,910,604
Fuji Oil Company Limited	10,200	146,005
Fujicco Company Limited †	1,000	12,146
Futuris Corporation Limited †	36,531	8,357
General Mills Incorporated	68,000	2,716,600
GlaxoSmithKline Consumer Healthcare Limited †	5,201	249,898
Golden Agri-Resources Limited	1,126,045	636,038
Goodman Fielder Limited	268,842	147,307

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Food Products (continued)
Grain Corporation Limited	20,986	$166,863
Green Mountain Coffee Roasters Incorporated †«	23,992	1,257,901
Greggs plc	7,664	59,874
Grupo Bimbo Sab de CV	409,900	847,711
H.J. Heinz Company	39,100	2,058,615
Hain Celestial Group Incorporated †«	70,433	2,629,968
Hokuto Corporation	2,600	55,416
Hormel Foods Corporation «	101,000	3,041,110
House Foods Corporation	12,600	229,876
Indofood Agri Resources Limited †	39,000	41,128
Indofood CBP Sukses Makmur TBK	384,000	223,359
Indofood Sukses Makmur TBK PT	658,424	351,713
IOI Corporation Berhad	493,246	792,656
Itoham Foods Incorporated	19,000	72,697
J-Oil Mills Incorporated	5,000	13,956
JBS SA †	131,423	432,420
JM Smucker Company	77,198	5,865,504
Kagome Company Limited	10,900	215,131
Kernel Holding SA †	6,205	131,352
Kerry Group plc-A Ireland Exchange	7,676	286,674
Kerry Group plc-A London Exchange	2,219	82,911
Khon Kaen Sugar Industry PCL	23,320	9,053
Kikkoman Corporation	33,000	366,277
Kraft Foods Incorporated Class A	192,564	6,961,189
Kuala Lumpur Kepong Berhad	66,800	458,974
Kulim (Malaysia) Berhad †	67,600	79,182
Lancaster Colony Corporation «	39,569	2,785,658
Lindt & Spruengli AG	7	246,757
Lindt & Spruengli AG - Participation Certificate	58	177,337
Lotte Confectionery Company Limited	152	223,515
Maple Leaf Foods Incorporated	14,491	156,283
Marine Harvest	170,186	73,997
Marudai Food Company Limited	35,000	122,525
Maruha Nichiro Holdings Incorporated	43,000	75,842
McCormick & Company Incorporated	79,681	3,880,465
Mead Johnson & Company	41,820	3,151,555
Megmilk Snow Brand Company Limited	4,600	89,477
Meiji Holdings Company Limited	9,600	417,073
Meito Sangyo Company Limited	600	7,640
Mitsui Sugar Company Limited	4,000	13,983
Morinaga & Company Limited	36,000	86,593
Morinaga Milk Industry Company Limited	21,000	80,152
Nakamuraya Company Limited	2,000	10,430
Nestle India Limited †	5,741	469,147
Nestle Malaysia Berhad	7,000	114,860
Nestle SA	249,737	14,015,924
Nestle SA ADR	15	842
Nichirei Corporation	39,000	181,872
Nippon Beet Sugar Manufacturing Company Limited †	6,000	11,656
Nippon Flour Mills Company Limited	17,000	75,572
Nippon Meat Packers Incorporated	30,000	376,912
Nippon Suisan Kaisha Limited	27,000	91,122
Nisshin Seifun Group Incorporated	30,000	360,186
Nissin Food Products Company Limited	12,100	465,127
Nong Shim Company Limited †	901	186,681
Nutreco Holding NV	1,553	101,839
Orion Corporation †	533	287,793
Osem Investment Limited †	3,453	51,708
Peoples Food Holdings Limited	21,000	12,464
PP London Sumatra Indonesia TBK	664,500	178,898
PPB Group Berhad †	81,000	414,866
Premier Foods plc †	96,960	8,968
QP Corporation	16,600	228,448

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Food Products (continued)
Ralcorp Holdings Incorporated †	36,400	$2,960,048
Ridley Corporation Limited	11,389	11,773
Riken Vitamin Company Limited †	600	16,578
Sakata Seed Corporation	2,900	40,796
Saputo Incorporated	10,904	406,140
Showa Sangyo Company Limited †	12,000	36,921
Shree Renuka Sugars Limited †	50,603	29,919
Smithfield Foods Incorporated †	102,976	2,521,882
Standard Foods Corporation †	46,000	162,367
Strauss Group Limited	1,291	16,664
Suedzucker AG	5,793	184,550
Synear Food Holdings Limited	16,000	1,511
Tata Tea Limited	52,710	86,199
Tate & Lyle plc	31,103	329,417
Thai Union Frozen Products PCL	30,870	56,947
The Nisshin Oillio Group Limited	12,000	48,598
Tiger Brands Limited	26,192	793,312
Tingyi (Cayman Islands) Holding Corporation	226,000	732,257
Toyo Suisan Kaisha Limited	13,000	319,876
TreeHouse Foods Incorporated †«	70,023	4,616,616
Tyson Foods Incorporated Class A	204,709	4,122,839
Uni-President China Holdings Limited	90,000	49,584
Uni-President Enterprises Corporation	716,293	1,004,052
Unilever NV	116,488	3,967,560
Unilever plc ADR	99,079	3,328,256
United Plantations Berhad †	11,000	64,721
Universal Robina Corporation	238,100	275,344
Viscofan SA	2,096	76,828
Vitasoy International Holdings Limited	188,000	134,934
Viterra Incorporated	27,928	285,318
Want Want China Holdings Limited	1,059,000	1,102,794
Wei Chuan Food Corporation †	54,000	56,854
Wilmar International Limited	308,930	1,253,411
Yakult Honsha Company Limited	18,500	567,682
Yamazaki Baking Company Limited	30,000	399,355
		123,705,464

Household Products : 0.93%
Church & Dwight Company Incorporated	98,488	4,358,094
Clorox Company	92,700	6,021,792
Henkel AG & Company KGaA	11,153	544,488
Hindustan Unilever Limited †	177,861	1,363,763
Kimberly-Clark Corporation	44,116	3,152,971
Kimberly-Clark de Mexico SAB de CV	42,900	226,208
LG Household & Health Care Limited Class H †	1,227	580,638
Lion Corporation	35,000	203,184
Pigeon Corporation	2,400	94,527
Procter & Gamble Company	543,882	35,118,461
PZ Cussons plc	18,713	105,636
Reckitt Benckiser Group	47,306	2,399,963
Uni-Charm Corporation	21,100	1,000,858
Unilever Indonesia TBK PT	256,000	515,412
		55,685,995

Personal Products : 0.43%
Aderans Company Limited	2,700	28,590
Amorepacific Corporation	496	483,542
Atrium Innovations Incorporated †	734	8,528
Avon Products Incorporated	50,200	853,400

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Personal Products (continued)
BaWang International Group Holding Limited	82,000	$12,154
Beiersdorf AG	6,568	376,264
Colgate Palmolive India Limited †	9,576	186,304
Colgate-Palmolive Company	94,958	8,688,657
Dabur India Limited †	74,434	137,654
Dr. Ci Labo Company Limited	44	271,531
Estee Lauder Companies Incorporated Class A	23,560	2,779,609
FANCL Corporation	4,500	62,865
Godrej Consumer Products Limited	12,716	98,966
Hengan International Group Company Limited	106,500	1,004,772
Herbalife Limited	81,416	4,502,305
Kao Corporation	74,200	1,963,666
Kobayashi Pharmaceutical Company Limited	3,800	191,878
Kose Corporation	4,900	115,726
L’Oreal SA	19,004	2,056,895
Mandom Corporation	1,800	45,960
Marico Limited †	70,088	197,546
Milbon Company Limited	400	12,699
Natura Cosmeticos SA	22,300	447,640
Oriflame Cosmetics SA	2,947	90,507
Pola Orbis Holdings Incorporated	6,900	176,080
Shiseido Company Limited	60,600	1,126,233
		25,919,971

Tobacco : 0.75%
Altria Group Incorporated	244,780	7,022,738
British American Tobacco Malaysia Berhad †	18,400	271,714
British American Tobacco plc	154,097	7,151,187
Eastern Company †	2,662	40,859
Imperial Tobacco Group plc	79,241	2,850,853
ITC Limited †	541,706	2,109,619
Japan Tobacco Incorporated	682	3,272,756
KT&G Corporation	21,867	1,481,146
Lorillard Incorporated	15,525	1,732,901
Philip Morris International Incorporated	204,650	15,602,516
PT Gudang Garam TBK	91,500	669,387
Reynolds American Incorporated	39,162	1,639,321
Souza Cruz SA †	59,500	754,793
Swedish Match AB	16,500	541,217
		45,141,007

Energy : 8.76%
Energy Equipment & Services : 1.75%
Aban Offshore Limited †	2,949	20,152
Acergy SA	19,579	386,961
Aker ASA Class A	309	8,443
Aker Kvaerner ASA	10,061	117,793
AMEC plc	31,331	428,762
Baker Hughes Incorporated	87,644	4,786,239
Bourbon SA	2,085	59,037
BW Offshore Limited	23,262	36,634
Calfrac Well Services Limited	1,959	53,126
Cameron International Corporation †	50,438	2,723,148
Carbo Ceramics Incorporated «	14,300	2,035,176
Compagnie Generale de Geophysique Veritas †	8,012	185,383
Compagnie Generale de Geophysique Veritas ADR †	689	15,923
Core Laboratories NV	32,384	3,758,163
Dresser Rand Group Incorporated †	56,541	2,944,090
Dril-Quip Incorporated †	68,510	4,873,116

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Energy Equipment & Services (continued)
Enerflex Limited	4,043	$47,884
Ensign Energy Services Incorporated	8,678	138,259
Ezra Holdings Limited	71,000	50,215
FMC Technologies Incorporated †«	166,804	8,733,857
Fred Olsen Energy ASA	1,236	41,487
Fugro NV	4,557	255,062
GCL-Poly Energy Holdings Limited †	950,000	293,686
Global Industries Limited †«	212,547	1,696,125
Halliburton Company	1	37
Helix Energy Solutions Group Incorporated †	192,095	3,407,765
Hong Kong Energy Holdings Limited †	15,871	587
John Wood Group plc	24,112	247,781
Kencana Petroleum Berhad	259,900	221,092
Key Energy Services Incorporated †	276,873	4,180,782
KNM Group Berhad †	89,275	28,616
Lufkin Industries Incorporated	57,100	4,001,568
Modec Incorporated	500	8,391
Mullen Group Limited	4,400	84,381
Nabors Industries Limited †	200,800	3,602,352
Noble Corporation	28,900	997,917
Oceaneering International Incorporated	75,568	3,594,014
Oil States International Incorporated †	96,940	7,294,735
Parker Drilling Company †«	220,265	1,533,044
Pason Systems Incorporated	10,745	130,105
Patterson-UTI Energy Incorporated	102,879	2,162,517
Petrofac Limited	16,647	380,603
Petroleum Geo-Services ASA †	19,980	207,493
Precision Drilling Corporation †	20,412	235,950
Prosafe ASA	11,150	84,082
Saipem SpA	20,731	927,596
SapuraCrest Petroleum Berhad †	170,300	232,804
Savanna Energy Services Corporation †	11,539	90,506
SBM Offshore NV	10,807	232,744
Schlumberger Limited	267,805	20,173,751
Schoeller-Bleckmann Oilfield Equipment AG	1,839	163,379
Seacor Holdings Incorporated	41,970	3,641,737
Seadrill Limited	26,312	918,972
ShawCor Limited Class A	2,728	67,642
Shinko Plantech Company Limited	4,000	35,736
Superior Energy Services Incorporated †	57,247	1,700,808
Technip SA	8,673	826,341
Tecnicas Reunidas SA	2,168	78,622
Tenaris SA	35,094	658,501
Tetra Technologies Incorporated †	149,793	1,375,100
TGS Nopec Geophysical Company ASA	7,087	157,691
Tidewater Incorporated «	34,340	1,730,736
Toyo Kanetsu K. K. †	6,000	11,520
Transocean Limited	65,268	2,796,734
Trican Well Service Limited	8,245	140,738
Trinidad Drilling Limited	7,400	57,752
Weatherford International Limited †	146,139	2,215,467
WorleyParsons Limited	34,247	940,586
		105,267,996

Oil, Gas & Consumable Fuels : 7.01%
Adaro Energy TBK PT	4,031,000	881,559
Advantage Oil & Gas Limited †	8,522	39,270
AET&D Holdings No. 1 Limited (a)	20,314	0
Afren plc †	100,824	137,324
Alliance Oil Company Limited †	11,923	146,658
Alpha Natural Resources Incorporated †	154,332	3,703,968

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Altagas Limited	4,348	$131,597
Anadarko Petroleum Corporation	97,200	7,899,444
AOC Holdings Incorporated	2,300	13,902
Aquila Resources Limited †	21,768	153,701
ARC Resources Limited	20,640	517,644
Arch Coal Incorporated	149,771	2,454,747
Aston Resources Limited	8,654	76,825
Aurora Oil and Gas Limited †	85,102	305,823
Australian Worldwide Exploration Limited †	41,681	60,190
Bankers Petroleum Limited †	23,555	117,550
Banpu PCL	14,200	255,578
Bayan Resources Group	67,500	134,121
Baytex Energy Corporation	8,949	460,633
Beach Petroleum Limited	206,282	312,900
Berry Petroleum Company Class A «	99,300	4,357,284
BG Group plc	249,137	5,343,698
Bharat Petroleum Corporation Limited †	25,109	258,737
Bill Barrett Corporation †«	81,800	3,190,200
Birchcliff Energy Limited †	4,522	61,937
Blackpearl Resources Incorporated †	33,021	144,069
Bonavista Energy Corporation	11,545	302,562
BP plc	1,425,327	10,322,725
Brigham Exploration Company †	220,187	8,021,412
Brightoil Petroleum Holdings Limited	514,000	115,100
Bumi Resources TBK PT	3,584,858	828,247
Cabot Oil & Gas Corporation	71,281	6,314,784
Cairn Energy plc †	122,731	527,621
Caltex Australia Limited	22,940	312,700
Cameco Corporation	33,400	632,666
Canadian Natural Resources Limited	80,654	3,029,418
Canadian Oil Sands Limited	36,430	766,139
Carrizo Oil & Gas Incorporated †«	70,146	1,996,355
Celtic Exploration Limited †	11,766	284,936
Cenovus Energy Incorporated	60,171	2,012,288
Chesapeake Energy Corporation «	74,032	1,875,971
Chevron Corporation	233,023	23,959,425
China Coal Energy Company	699,962	834,218
China Petroleum & Chemical Corporation	2,834,000	3,000,743
China Shenhua Energy Company Limited	578,500	2,549,596
Cimarex Energy Company	59,298	3,977,710
CNOOC Limited	2,554,000	4,961,397
CNPC (Hong Kong) Limited	370,000	501,782
Coal & Allied Industries Limited	1,665	213,214
Coal India Limited	107,532	684,963
Comstock Resources Incorporated †	92,602	1,539,971
Concho Resources Incorporated †	71,128	7,228,027
Connacher Oil and Gas Limited †	22,597	9,970
ConocoPhillips	149,367	10,652,854
Consol Energy Incorporated	156,921	6,534,190
Continental Resources Incorporated †«	41,943	2,960,756
Corridor Resources Incorporated †	1,363	2,833
Cosmo Oil Company Limited	86,000	237,828
Crescent Point Energy Corporation	22,103	961,094
Crew Energy Incorporated †	3,839	43,887
CVR Energy Incorporated †	170,600	3,104,920
Dart Energy Limited †	34,277	17,613
Daylight Energy Limited	11,272	109,742
Denison Mines Corporation †	51,265	71,875
Devon Energy Corporation	45,100	2,952,246
DNO ASA †	102,500	148,609
Dragon Oil plc	12,082	93,544
El Paso Corporation	88,572	2,215,186
Enbridge Incorporated	56,000	1,984,254

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Encana Corporation	56,434	$1,137,035
Energy Resources of Australia Limited	13,099	19,447
Enerplus Corporation	13,847	361,805
ENI SpA	179,717	3,806,094
ENI SpA ADR «	9,439	400,686
EnQuest plc - Sweden Exchange †	15,154	23,698
EnQuest plc - United Kingdom Exchange †	32,662	51,222
EOG Resources Incorporated	52,448	5,440,956
ERG SpA	2,269	28,966
Essar Energy plc	28,005	102,733
Essar Oil Limited †	163,698	220,180
Esso Thailand PCL	26,300	7,425
Establissements Maurel et Prom	5,783	111,695
EXCO Resources Incorporated «	105,400	1,255,314
Extract Resources Limited †	10,481	88,963
Exxon Mobil Corporation	563,831	45,354,566
Fairborne Energy Limited †	1,661	5,407
Forest Oil Corporation †	76,498	1,227,028
Formosa Petrochemical Corporation †	333,590	1,052,081
Frontline Limited	6,300	18,865
Galp Energia SGPS SA	20,077	335,835
Gazprom ADR «	1,156,444	13,299,106
Golar LNG Limited	2,733	120,731
Goodrich Petroleum Corporation †«	3,776	55,054
Gran Tierra Energy Incorporated †	23,505	149,564
Grupa Lotos SA †	10,126	76,215
GS Holdings Corporation †	9,321	503,941
Guide Exploration Limited Class A †	1,079	3,311
Harum Energy TBK PT	262,000	199,918
Hellenic Petroleum SA †	2,590	22,738
Heritage Oil plc †	26,070	78,593
Hess Corporation	35,100	2,113,722
Hindustan Petroleum Corporation Limited	24,627	130,435
Hunting plc	13,249	143,976
Husky Energy Incorporated	19,000	473,160
Idemitsu Kosan Company Limited	3,500	374,284
Imperial Oil Limited	21,200	906,656
Indian Oil Corporation Limited †	87,132	437,204
Indika Energy TBK PT †	202,500	50,298
Indo Tambangraya Megah PT	86,500	374,339
Inpex Holdings Incorporated	384	2,592,337
IRPC PCL	974,221	121,270
Itochu Enex Company Limited	6,000	33,874
Ivanhoe Energy Incorporated †	8,964	8,964
Japan Petroleum Exploration Company	4,900	201,196
JX Holdings Incorporated †	354,800	2,256,393
Karoon Gas Australia Limited †	31,102	159,844
Keyera Corporation	7,024	316,784
Kinder Morgan Incorporated «	21,649	638,646
Linc Energy Limited †	27,942	44,383
Lukoil ADR	99,619	5,599,584
Lundin Petroleum AB †	18,089	466,197
Mangalore Refinery & Petrochemicals Limited †	21,310	24,945
Marathon Oil Corporation	79,861	2,232,914
Marathon Petroleum Corporation	41,100	1,372,329
MOL Hungarian Oil & Gas plc	5,888	490,107
Mongolia Energy Company Limited †	277,000	30,212
Motor Oil (Hellas) Corinth Refineries SA	681	5,616
Murphy Oil Corporation	22,200	1,241,424
NAL Energy Corporation	16,758	124,212
Neste Oil Oyj Limited	6,080	76,050
New Hope Corporation Limited	33,755	208,754

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
New Zealand Oil & Gas Limited	18,285	$10,074
Nexen Incorporated	43,700	727,941
Niko Resource Limited	2,237	113,544
Nippon Gas Company Limited †	3,300	50,769
Noble Energy Incorporated	36,297	3,571,262
NuVista Energy Limited	3,905	17,305
Oasis Petroleum Incorporated †	47,200	1,438,184
Occidental Petroleum Corporation	158,062	15,632,332
OGX Petroleo e Gas Participacoes SA †	550,900	4,252,807
Oil & Natural Gas Corporation Limited	396,759	2,050,798
Oil India Limited	7,453	162,066
Oil Refineries Limited †	37,539	20,153
Oil Search Limited	177,785	1,191,147
OMV AG	14,891	494,505
Origin Energy Limited	150,291	2,267,133
Overseas Shipholding Group Incorporated «	48,781	514,640
PA Resources AB †	20,295	6,614
Pace Oil & Gas Limited †	1,571	6,993
Pacific Rubiales Energy Corporation	16,207	346,561
Paladin Energy Limited †	70,555	120,509
Patriot Coal Corporation †	170,200	1,771,782
Paz Oil Company Limited	173	21,224
Peabody Energy Corporation	56,174	2,203,706
Pembina Pipeline Corporation	13,555	395,374
Pengrowth Energy Corporation	28,104	289,320
Penn West Petroleum Limited	32,870	603,291
PetroBakken Energy Limited	3,000	29,060
Petrobank Energy & Resources Limited †	6,135	55,338
Petrobras Energia SA	1,769	23,351
PetroChina Company Limited	3,592,000	4,684,028
Petroleo Brasileiro SA	555,345	7,407,262
Petrominerales Limited	3,768	74,994
Petronas Dagangan Berhad †	45,300	237,838
Petronet LNG Limited †	48,131	153,473
Petroplus Holdings AG	4,002	18,185
Peyto Exploration & Development Corporation	13,213	317,387
Pioneer Natural Resources Company	80,200	7,582,108
Polish Oil & Gas	224,672	276,466
Polski Koncern Naftowy Orlen SA	52,837	636,690
Premier Oil plc †	26,844	154,197
Progress Energy Resources Corporation	18,972	268,411
Provident Energy Limited	18,355	174,741
PT Tambang Batubara Bukit Asam TBK	116,000	223,339
PTT Exploration & Production PCL ADR	174,300	869,543
PTT PCL	127,200	1,248,739
QEP Resources Incorporated	119,149	3,890,215
Questerre Energy Corporation †	8,414	5,663
Quicksilver Resources Incorporated †«	236,800	1,918,080
Range Resources Corporation «	109,245	7,833,959
Reliance Industries Limited †	277,688	4,229,572
Reliance Industries Limited GDR 144A	2,006	60,180
Repsol YPF SA	63,561	1,918,966
Roc Oil Company Limited †	8,115	2,343
Rosetta Resources Incorporated †«	101,800	5,531,812
Royal Dutch Shell plc A Shares - United Kingdom Exchange	275,753	9,644,348
Royal Dutch Shell plc B Shares	207,149	7,464,524
S-Oil Corporation †	7,021	700,224
SandRidge Energy Incorporated †	255,550	1,878,293
Santos Limited	128,690	1,799,566
Saras SpA	12,269	19,329
Sasol Limited	85,220	4,088,320
Shell Refining Company Berhad (Malaysia) †	14,200	41,956
Showa Shell Sekiyu KK	26,200	175,403

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Silverbirch Energy Corporation †	1,901	$12,022
Sinanen Company Limited †	2,000	9,085
SK Energy Company Limited	10,060	1,519,248
SM Energy Company	44,300	3,521,407
SOCO International plc †	10,172	49,655
Southern Union Company	77,413	3,190,964
Southwestern Energy Company †	67,513	2,568,870
Spectra Energy Corporation «	72,812	2,142,129
Statoil ASA	85,466	2,210,136
Storm Resources Limited †	281	1,033
Straits Asia Resources Limited	119,000	183,064
Suncor Energy Incorporated	118,187	3,559,689
Surgutneftegaz «	168,026	915,742
Surgutneftegaz ADR «	485,316	4,532,851
Talisman Energy Incorporated	77,500	1,060,738
Teekay Corporation «	6,800	187,816
Thai Oil PCL	104,800	205,935
Tonengeneral Sekiyu KK	43,000	490,404
Total SA	169,019	8,720,116
TransCanada Corporation	53,500	2,249,208
Transglobe Energy Corporation †	11,093	91,032
Tullow Oil plc	72,115	1,576,571
Tupras Turkiye Petrol Rafinerileri AS	18,430	421,935
Ultra Petroleum Corporation †«	105,585	3,717,648
Uranium One Incorporated	49,462	112,507
Valero Energy Corporation	65,551	1,459,821
Veresen Incorporated	12,300	175,585
Vermilion Energy Incorporated	7,094	331,487
Whitehaven Coal Limited	50,779	287,687
Williams Companies Incorporated	67,700	2,185,356
Woodside Petroleum Limited	85,707	2,987,580
World Fuel Services Corporation «	138,382	5,932,436
Yanzhou Coal Mining Company Limited	334,000	806,858
		420,198,563

Financials : 18.10%
Capital Markets : 1.22%
3I Group plc	55,569	166,472
Aberdeen Asset Management plc	83,965	265,475
Affiliated Managers Group Incorporated †	35,686	3,374,825
AGF Management Limited	6,067	93,389
Ameriprise Financial Incorporated	28,304	1,299,437
Apollo Investment Corporation	1	7
Ashmore Group plc	22,335	118,641
Asia Plus Securities PCL †	636,000	40,196
Azimut Holding SpA	6,204	49,679
Bank of New York Mellon Corporation	139,456	2,713,814
Bank Sarasin & Cie AG	1,790	55,834
BinckBank NV	15,559	158,313
BlackRock Incorporated	11,174	1,922,375
Brewin Dolphin Limited	8,704	17,871
Canaccord Financial Incorporated	5,064	48,061
Capital Securities Corporation †	362,713	127,343
CI Financial Corporation	11,903	239,239
Close Brothers Group plc	13,950	145,168
Credit Suisse Group	82,712	1,996,299
Daewoo Securities Company Limited †	41,552	360,052
Daiwa Securities Group Incorporated	287,000	964,361
Deutsche Bank AG	69,119	2,700,690
Deutsche Boerse AG	15,821	970,716

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Capital Markets (continued)
Dundee Corporation Class A †	3,983	$93,722
Eaton Vance Corporation «	78,600	1,888,758
EFG International	1,432	10,278
Egyptian Financial Group-Hermes Holding †	44,708	82,401
Eurazeo	2,066	86,486
Federated Investors Incorporated Class B «	74,114	1,176,189
Franklin Resources Incorporated	29,140	2,937,895
Fuhwa Financial Holdings Company Limited †	1,774,763	889,232
GCA Savvian Group Corporation	9	10,040
GMP Capital Incorporated	3,500	21,584
Goldman Sachs Group Incorporated	47,943	4,595,816
Greenhill & Company Incorporated «	59,424	2,291,389
Hargreaves Lansdown plc	12,382	91,805
Henderson Group plc	63,001	115,339
Hyundai Securities Company †	15,167	122,043
ICAP plc	36,161	202,259
Ichiyoshi Securities Company Limited †	1,500	7,499
IGM Financial Incorporated	7,300	309,979
Intermediate Capital Group plc	41,679	157,862
Invesco Limited	296,462	6,003,356
Investec Limited	32,830	192,731
Investec plc	27,460	156,335
IOOF Holdings Limited †	29,956	177,742
Iwai Securities Company Limited †	1,000	3,090
JAFCO Company Limited	6,600	122,574
Janus Capital Group Incorporated «	364,396	2,405,014
Julius Baer Group Limited	17,816	637,968
Julius Baer Holding AG	11,915	139,365
Kabu.com Securities Company Limited †	9,400	27,616
KGI Securities (Thailand) PCL †	848,000	53,051
Knight Capital Group Incorporated †«	196,400	2,480,532
Korea Investment Holdings Company Limited †	4,364	146,643
Legg Mason Incorporated «	94,700	2,512,391
Macquarie Group Limited	48,325	1,210,439
Man Group plc	137,925	309,132
Marusan Securities Company Limited	2,000	6,484
Masterlink Securities Corporation †	131,000	43,553
Matsui Securities Company Limited	12,600	59,396
Mediobanca SpA	32,109	207,477
Mirae Asset Securities Company Limited	3,004	91,404
Mito Securities Company Limited	3,000	3,975
MLP AG	1,057	6,272
Monex Beans Holdings Incorporated	172	27,232
Morgan Stanley	197,652	2,923,273
Nomura Holdings Incorporated	484,500	1,609,310
Nomura Holdings Incorporated ADR «	30,500	100,650
Northern Trust Corporation	25,000	940,750
Okasan Holdings Incorporated	19,000	60,255
Partners Group	1,488	275,219
Perpetual Trustees Australia Limited	6,677	141,072
Pioneers Holding †	11,002	4,763
Piper Jaffray Companies †	41,400	856,980
Platinum Asset Management Limited	20,450	79,939
Polytec Asset Holdings Limited	100,000	9,173
President Securities Corporation †	150,202	73,084
Rathbone Brothers	710	12,505
Ratos AB B Shares	11,400	132,807
Raymond James Financial Incorporated	67,607	2,015,365
Richemont SA †	1,457	24,276
RMI Holdings	77,231	127,203
Samsung Securities Company Limited †	9,631	442,642
SBI Holdings Incorporated	3,050	249,276
Schroders plc	11,276	238,505

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Capital Markets (continued)
Schroders plc (Non Voting)	4,291	$76,602
State Street Corporation	56,400	2,236,260
Stifel Financial Corporation †«	104,252	3,304,788
T. Rowe Price Group Incorporated	52,836	2,998,971
Tokai Tokyo Securities Company Limited	23,000	64,415
Tong Yang Investment Bank †	7,124	26,894
Tullett Prebon plc	11,401	54,883
UBS AG	272,777	3,359,098
UOB-Kay Hian Holdings Limited	49,000	60,137
Value Partners Group Limited	67,000	38,523
Verwaltungs-Und Privat-Bank AG	62	5,762
Virtus Investment Partners Incorporated †	1	76
Vontobel Holdings AG	3,142	81,401
Waterland Financial Holdings †	282,238	92,828
Woori Investment & Securities Company Limited †	21,797	200,436
		72,860,726

Commercial Banks : 6.45%
77 Bank Limited	50,000	194,841
Absa Group Limited	107,567	1,908,827
Affin Holdings Berhad	72,100	68,036
Agricultural Bank of China Limited	4,012,000	1,687,202
Agricultural Bank of Greece	342	162
Akbank TAS	267,589	946,932
Allahabad Bank †	22,824	67,516
Alpha Bank AE	31,560	29,535
Andhra Bank †	30,160	58,079
Aozora Bank Limited	86,000	230,379
Associated Banc-Corp	338,505	3,520,452
Asya Katilim Bankasi AS †	48,136	46,694
Australia & New Zealand Banking Group Limited	384,760	8,174,719
Axis Bank Limited †	42,675	793,861
Banca Carige SpA	33,259	66,194
Banca Monte Dei Paschi di Siena SpA	607,309	204,056
Banca Piccolo Credito Valtellinese Scarl †	9,849	22,755
Banca Popolare dell’Emilia Romagna Scarl †	18,482	138,459
Banca Popolare dell’Etruria e del Lazio †	1,251	1,931
Banca Popolare di Milano Scarl	107,272	39,881
Banca Popolare di Sondrio Scarl †	16,258	139,201
Banco Bilbao Vizcaya Argentaria SA	344,673	2,903,428
Banco BPI SA †	9,694	6,191
Banco Bradesco SA †	83,482	1,147,194
Banco Comercial Portugues SA †	381,266	65,229
Banco Continental Peru †	22,401	45,872
Banco de Brasil SA	209,185	2,799,390
Banco de Chile	4,593,378	619,547
Banco de Credito del Peru †	3,219	7,271
Banco de Credito e Inversiones †	8,230	440,476
Banco de Sabade	88,593	296,417
Banco de Sabadell SA(a)	722	4,895
Banco de Valencia SA †	11,615	7,067
Banco Espanol de Credito SA	3,199	15,421
Banco Espirito Santo SA	47,774	73,529
Banco Itau Holding Financeira SA	140,900	2,142,699
Banco Macro SA	2,243	44,524
Banco Pastor SA	6,095	23,013
Banco Popolare SpA	138,887	166,898
Banco Popular Espanol SA	54,625	233,262
Banco Santander Brasil SA	95,514	734,703
Banco Santander Central Hispano SA	587,437	4,409,431
Banco Santander Central Hispano SA ADR	69,457	519,538

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Commercial Banks (continued)
Banco Santander Chile SA †	7,106,082	$457,523
BancorpSouth Incorporated «	152,673	1,496,195
Bangkok Bank PCL	67,100	348,483
Bangkok Bank PCL Non Voting	31,000	160,811
Bank Central Asia TBK PT	2,307,500	2,056,970
Bank CIMB Niaga TBK PT †	220,500	31,316
Bank Handlowy w Warszawie SA	4,008	86,109
Bank Hapoalim Limited	71,656	246,399
Bank Leumi Le-Israel	72,907	213,403
Bank Mandiri Persero TBK PT	1,635,712	1,191,386
Bank Millennium SA †	60,124	65,543
Bank Negara Indonesia Persero TBK PT †	898,500	386,690
Bank of Ayudhya PCL	424,600	282,910
Bank of Baroda †	25,294	344,293
Bank of China Limited	10,292,100	3,355,701
Bank of Communications Limited	1,120,350	734,538
Bank of Cyprus Public Company Limited	115,392	84,702
Bank of East Asia Limited	228,860	791,496
Bank of Greece	900	16,206
Bank of Hawaii Corporation «	90,717	3,860,008
Bank of India †	22,645	144,209
Bank of Ireland †	346,365	43,326
Bank of Ireland plc †	786,075	96,649
Bank of Kyoto Limited	53,000	460,984
Bank of Montreal	46,935	2,745,372
Bank of Nova Scotia	83,305	4,210,376
Bank of Queensland Limited	30,073	252,155
Bank of the Philippine Islands	205,881	250,905
Bank of the Ryukyus Limited	3,200	40,004
Bank of Yokohama Limited	188,000	896,928
Bank Pekao SA	18,177	797,483
Bank Przemyslowo Handlowy PBK †	309	3,878
Bank Rakyat Indonesia	1,747,500	1,294,119
Bankia SA	84,853	424,143
Bankinter SA	11,187	62,879
Banque Cantonale Vaudoise Waadtlaender Kantonalbank †	244	119,659
Barclays plc	930,728	2,681,169
BBva Banco Frances SA	4,348	23,218
BDO Unibank Incorporated	148,766	191,181
Bendigo Bank Limited	48,593	459,809
Berner Kantonalbank AG	648	176,257
BNP Paribas SA	68,223	2,715,823
BNP Paribas SA ADR «	15,636	312,720
BOC Hong Kong Holdings Limited	607,500	1,390,856
BOK Financial Corporation «	17,862	979,731
Branch Banking & Trust Corporation	79,997	1,853,530
BRE Bank SA †	1,988	161,237
Bumiputra Commerce Holdings Berhad †	711,400	1,628,644
Canadian Imperial Bank of Commerce	29,800	2,130,220
Canadian Western Bank	4,739	127,913
Canara Bank †	13,142	110,350
Capital Source Incorporated	627,029	4,044,337
Cathay General Bancorp	153,709	2,131,944
Chang Hwa Commercial Bank †	733,110	407,892
Chiba Bank Limited	127,000	828,381
China Banking Corporation †	11,023	101,362
China Citic Bank	1,725,000	931,557
China Construction Bank	9,297,990	6,587,290
China Development Financial Holding Corporation †	1,762,338	514,020
China Merchants Bank Company Limited	666,358	1,257,691
China Minsheng Banking Corporation Limited	703,400	579,115
China Trust Financial Holding Company Limited †	1,638,348	930,896
Chukyo Bank Limited	5,000	12,894

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Commercial Banks (continued)
CIT Group Incorporated †«	133,142	$4,508,188
Citigroup Incorporated	339,767	9,336,797
Comerica Incorporated	131,809	3,324,223
Commerce Bancshares Incorporated «	54,880	2,043,195
Commercial International Bank †	63,090	247,745
Commerzbank AG	268,385	504,436
Commonwealth Bank of Australia	227,095	11,371,593
Corporation Bank †	14,460	98,861
Credicorp Limited	7,821	849,517
Credit Agricole Ile de France	144	8,899
Credit Agricole SA	96,242	618,656
Credito Emiliano SpA	1,169	4,545
Cullen Frost Bankers Incorporated «	38,553	1,949,625
Dah Sing Banking Group Limited	32,000	27,557
Dah Sing Financial Holdings Limited	13,534	38,665
Danske Bank	52,642	735,052
DBS Group Holdings Limited	245,551	2,441,872
Dexia †	39,586	20,076
DGB Financial Group Incorporated †	22,804	268,596
DnB Nor ASA	75,281	769,855
E.SUN Financial Holding Company Limited †	761,114	325,096
East West Bancorp Incorporated	289,620	5,667,863
EFG Eurobank Ergasias SA	31,520	20,904
EnTie Commercial Bank †	63,977	25,792
Erste Bank Der Oesterreichischen Sparkassen AG	17,234	298,974
Far Eastern International Bank †	222,924	83,003
Federal Bank Limited †	15,779	110,124
FIBI Holdings Limited †	970	13,874
Finansbank AS Turkey †	28,986	69,278
First Financial Holding Company Limited †	988,446	577,812
First Horizon National Corporation	511,412	3,937,872
First Midwest Bancorp Incorporated	137,906	1,310,107
First Republic Bank †	55,644	1,579,177
FirstMerit Corporation «	210,946	3,081,921
FNB Corporation PA «	249,116	2,655,577
Fukuoka Financial Group Incorporated	122,000	502,858
Fulton Financial Corporation	386,040	3,613,334
Getin Holding SA †	50,326	101,259
Glacier Bancorp Incorporated «	134,466	1,614,937
Greek Postal Savings Bank †	8,178	6,325
Grupo Financiero Banorte SA de CV	341,500	1,155,802
Grupo Financiero Inbursa SA de CV	324,764	607,098
Gunma Bank Limited	76,000	429,224
Hana Financial Group Incorporated	39,054	1,412,848
Hancock Holding Company «	152,432	4,654,511
Hang Seng Bank Limited	98,000	1,204,609
HDFC Bank Limited †	215,433	1,866,988
HDFC Bank Limited ADR «	21,985	608,105
Higashi-Nippon Bank Limited †	5,000	10,318
Hokuhoku Financial Group Incorporated	182,000	355,422
Hong Leong Bank Berhad †	79,560	264,400
Hong Leong Financial Group Berhad †	68,900	251,864
HSBC Holdings plc	1,352,924	10,553,414
Hua Nan Financial Holdings Company Limited †	875,307	509,155
Huntington Bancshares Incorporated	600,496	3,152,604
ICICI Bank Limited †	111,299	1,574,474
ICICI Bank Limited ADR «	16,121	469,282
Indian Bank †	21,174	78,156
Indian Overseas Bank †	27,110	48,761
Indusind Bank Limited †	53,231	258,095
Industrial & Commercial Bank of China Class H	12,136,442	7,076,284
Industrial Bank of Korea †	24,550	326,368

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Commercial Banks (continued)
Industrial Development Bank of India Limited †	65,269	$118,177
ING Bank Slaski SA †	5,190	119,199
International Bancshares Corporation	114,040	2,039,035
Intesa Sanpaolo	1,127,413	1,872,596
Intesa Sanpaolo RSP	49,378	63,649
Israel Discount Bank Limited †	34,211	50,544
Joyo Bank Limited	99,000	430,388
Jyske Bank †	3,613	107,378
Kansai Urban Banking Corporation	76,000	130,731
Kasikornbank PCL	50,000	194,563
Kasikornbank PCL ADR	145,600	565,483
KB Financial Group Incorporated	65,371	2,278,742
KBC Groep NV	8,999	100,807
KeyCorp	632,950	4,614,206
Kiatnakin Finance †	6,000	5,823
Kiyo Holdings †	71,000	110,316
Komercni Banka AS	2,349	388,310
Korea Exchange Bank †	41,390	302,480
Kredyt Bank SA †	9,511	28,784
Krung Thai Bank PCL ADR	346,900	162,488
Laurentian Bank of Canada	961	41,221
Liechtenstein Landesbank	570	27,920
Liu Chong Hing Bank Limited	6,000	10,932
Lloyds TSB Group plc †	3,194,327	1,250,034
Lloyds TSB Group plc ADR †	3,708	5,747
M&T Bank Corporation «	83,821	6,117,257
Malayan Banking Berhad	498,873	1,322,412
Malaysian Plantations Berhad	134,800	154,636
Mega Financial Holding Company Limited †	1,587,120	1,061,538
Metropolitan Bank & Trust Company	132,537	204,957
Mitsubishi UFJ Financial Group Incorporated	2,064,970	9,044,597
Mitsubishi UFJ Financial Group Incorporated ADR	440	1,910
Mitsui Trust Holdings Incorporated	518,000	1,587,240
Miyazaki Bank Limited	15,000	36,574
Mizuho Financial Group Incorporated	3,064,100	4,033,669
National Australia Bank Limited	322,235	8,068,628
National Bank of Canada	11,400	741,483
National Bank of Greece SA	59,464	157,584
National Bank of Greece SA ADR «	4,869	12,854
National Penn Bancshares Incorporated «	249,356	2,077,135
National Societe Generale Bank SAE †	6,416	24,435
Natixis	49,959	145,113
Nedbank Group Limited	27,048	479,895
Nishi-Nippon City Bank Limited	105,000	310,120
Nordea Bank AB	187,535	1,493,125
Old National Bancorp «	185,421	2,080,424
Oriental Bank of Commerce †	12,374	64,373
OTP Bank	32,244	478,937
Oversea-Chinese Banking Corporation Limited	388,346	2,473,821
Pacwest Bancorp «	61,138	1,142,058
Park National Corporation «	26,800	1,632,120
Piraeus Bank SA	112,063	44,121
PKO Bank Polski SA	107,130	1,073,950
PNC Financial Services Group	59,087	3,203,106
Popular Incorporated †	2,001,779	2,982,651
PrivateBancorp Incorporated «	134,000	1,286,400
Prosperity Bancshares Incorporated «	90,300	3,611,097
PT Bank Danamon Indonesia TBK	452,234	223,653
PT Bank Pan Indonesia TBK †	506,500	37,597
Public Bank Berhad	198,165	789,306
Public Bank Berhad (Foreign Market)	91,000	361,404
Punjab National Bank Limited †	17,505	300,870
Raiffeisen International Bank Holdings	2,580	61,332

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Commercial Banks (continued)
Resona Holdings Incorporated	282,200	$1,263,957
RHB Capital Berhad	95,038	221,477
Royal Bank of Canada	109,300	5,064,482
Royal Bank of Scotland Group plc †	1,320,814	439,646
Sapporo Holdings	38,900	135,428
Sberbank Sponsored ADR †	124,900	1,477,726
Senshu Ikeda Holdings Incorporated	201,900	314,690
Seven Bank Limited	134,000	264,864
Shiga Bank	35,000	243,271
Shimizu Bank Limited †	1,000	41,967
Shinhan Financial Group Company Limited †	75,449	2,812,967
Shinsei Bank Limited	208,000	210,781
Shizuoka Bank Limited	96,000	995,219
Siam City Bank PCL †(a)(i)	107,800	83,695
Siam Commercial Bank PCL	258,500	899,816
Signature Bank †«	79,200	4,627,656
Sinopac Financial Holdings Company Limited †	1,103,494	317,040
Skandinaviska Enskilda Banken AB Class A	141,983	827,455
Societe Generale	55,194	1,348,516
Societe Generale ADR	20,550	100,490
St. Galler Kantonalbank	210	76,629
Standard Bank Group Limited	207,491	2,530,499
Standard Chartered plc	143,653	3,127,441
State Bank of India Limited †	24,458	842,577
State Bank of India Limited GDR 144A	4,768	352,832
Sumitomo Mitsui Financial Group Incorporated	205,584	5,718,252
Sumitomo Mitsui Financial Group Incorporated ADR «	494	2,757
Suruga Bank Limited	33,000	303,551
Susquehanna Bancshares Incorporated «	322,015	2,550,359
SVB Financial Group †«	81,866	3,850,977
Svenska Handelsbanken	33,856	893,861
Swedbank AB	73,914	988,816
Sydbank AG †	3,160	56,498
Syndicate Bank †	18,615	36,344
Synovus Financial Corporation «	1,429,217	2,129,533
Ta Chong Bank Limited †	315,200	84,095
Taishin Financial Holdings Company Limited †	851,252	317,383
Taiwan Business Bank †	289,088	88,267
Taiwan Cooperative Bank †(a)	662,815	386,915
TCF Financial Corporation «	292,198	2,939,512
The Aichi Bank Limited	1,100	67,535
The Akita Bank Limited	19,000	56,746
The Aomori Bank Limited †	28,000	87,577
The Awa Bank Limited †	49,000	348,593
The Bank of Iwate Limited	1,800	85,627
The Bank of Nagoya Limited	19,000	66,365
The Bank of Okinawa Limited	2,000	91,728
The Bank of Saga Limited †	25,000	65,661
The Chiba Kogyo Bank Limited †	4,700	25,195
The Chugoku Bank Limited	31,000	428,382
The Daisan Bank Limited †	49,000	102,181
The Daishi Bank Limited	39,000	131,188
The Ehime Bank Limited †	27,000	80,173
The Eighteenth Bank Limited †	25,000	66,935
The Fukui Bank Limited	32,000	103,422
The Hachijuni Bank Limited	70,000	413,472
The Higo Bank Limited	31,000	175,500
The Hiroshima Bank Limited	78,000	373,475
The Hokkoku Bank Limited †	35,000	129,614
The Hokuetsu Bank Limited	21,000	43,182
The Hyakugo Bank Limited	36,000	146,950
The Hyakujushi Bank Limited †	45,000	214,920

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Commercial Banks (continued)
The Iyo Bank Limited	42,000	$415,968
The Juroku Bank Limited	50,000	167,666
The Kagoshima Bank Limited	22,000	153,944
The Kanto Tsukuba Bank Limited	2,400	8,973
The Keiyo Bank Limited	37,000	187,595
The Michinoku Bank Limited †	5,000	9,586
The Mie Bank Limited	4,000	9,038
The Minato Bank Limited	35,000	66,188
The Musashino Bank Limited	4,900	165,373
The Nanto Bank Limited	37,000	227,071
The Ogaki Kyoritsu Bank Limited	51,000	170,003
The Oita Bank Limited †	23,000	67,969
The San-in Godo Bank Limited	22,000	158,331
The Shikoku Bank Limited	28,000	113,891
The Tochigi Bank Limited	9,000	33,143
The Toho Bank Limited	21,000	59,133
Tisco Financial Group PCL	6,200	7,658
TMB Bank PCL	2,682,765	116,193
Tokyo Tomin Bank Limited	5,300	66,483
Tomony Holdings Incorporated	14,900	67,842
Toronto-Dominion Bank	67,531	4,866,443
Trustmark Corporation «	111,589	2,495,130
Turkiye Garanti Bankasi AS	407,407	1,395,650
Turkiye Halk Bankasi AS	47,994	290,330
Turkiye Is Bankasi	208,720	432,281
Turkiye Vakiflar Bankasi Tao	111,274	165,211
UMB Financial Corporation	67,900	2,424,030
Umpqua Holdings Corporation «	224,261	2,803,263
UniCredito Italiano SpA	1,477,247	1,542,821
Union Bank of India †	27,062	111,175
Unione di Banche ScpA	58,620	239,065
United Bankshares Incorporated «	97,093	2,594,325
United Mizrahi Bank Limited	8,324	68,905
United Overseas Bank Limited	176,695	2,142,366
US Bancorp «	214,963	5,571,841
Valiant Holding AG †	835	105,006
Valley National Bancorp «	124,342	1,467,236
Webster Financial Corporation	143,341	2,823,818
Wells Fargo & Company (l)	581,020	15,025,177
Westamerica Bancorporation «	57,281	2,629,771
Westpac Banking Corporation	442,425	9,665,656
Wing Hang Bank Limited	28,017	231,460
Woori Finance Holdings Company Limited †	52,710	472,242
Yachiyo Bank Limited	1,200	31,371
Yamagata Bank Limited	16,000	82,896
Yamaguchi Financial Group	35,000	335,107
Yamanashi Chou Bank Limited	18,000	75,894
Yapi Ve Kredi Bankasi AS †	113,689	191,256
Yes Bank Limited †	40,135	213,427
		386,981,115

Consumer Finance : 0.57%
Acom Company Limited	9,370	151,098
Aeon Credit Service Company Limited	12,400	190,270
Aiful Corporation	2,600	3,772
Allied Group Limited †	6,000	14,755
Capital One Financial Corporation	51,300	2,291,058
Cash America International Incorporated «	57,200	2,843,412
Credit Saison Company Limited	21,626	396,004
Discover Financial Services	62,926	1,498,897
Ezcorp Incorporated †	83,100	2,417,379
International Personal Finance plc	10,488	32,599

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Consumer Finance (continued)
Jaccs Company Limited	22,000	$67,988
MasterCard Incorporated Class A	20,690	7,749,440
Orient Corporation †	93,000	83,683
ORIX Corporation	16,780	1,415,811
Promise Company Limited	12,150	126,730
Provident Financial plc	6,375	100,700
Samsung Card Company Limited †	7,397	270,448
Shriram Transport Finance Company Limited †	15,921	155,612
SLM Corporation	351,100	4,522,168
Thanachart Capital PCL	15,516	12,445
Visa Incorporated	102,111	9,901,704
		34,245,973

Diversified Financial Services : 1.29%
Ackermans & Van Haaren NV †	2,400	185,756
African Bank Investments Limited	98,260	423,961
AMMB Holdings Berhad †	250,700	476,845
ASX Limited	23,879	757,800
Ayala Corporation Class A	32,872	223,017
Bajaj Auto Limited †	9,936	134,498
Bank of America Corporation	1,187,366	6,459,271
Banque Nationale de Belgique	10	27,068
BMF Bovespa SA	337,494	1,843,913
Bolsas y Marcados Espanoles	4,820	131,680
BS Financial Group Incorporated †	30,381	316,357
Bund Center Investment Limited †	85,000	9,649
Bursa Malaysia Berhad	39,400	82,930
CBOE Holdings Incorporated	176,400	4,748,688
Century Leasing System Incorporated	8,900	176,604
Challenger Financial Services Group Limited	75,312	336,245
China Everbright Limited	144,000	216,433
Corporation Financiera Alba †	549	22,406
Criteria CaixaCorp SA	39,966	204,812
D.Carnegie & Company AB †(a)	1,000	0
Dundee Capital Markets Incorporated †	2,023	1,607
ECM Libra Berhad †(a)	46,763	0
Exor SpA	2,774	59,010
Fimalac	158	6,268
First Pacific Company Limited	294,800	329,854
FirstRand Limited	419,993	1,043,596
Fubon Financial Holding Company Limited †	1,139,015	1,187,224
Fuyo General Lease Company Limited	3,300	113,266
GIMV NV	1,243	60,664
Groupe Bruxelles Lambert SA	6,064	432,112
Guoco Group Limited	14,000	131,662
Haci Omer Sabanci Holding AS	147,591	465,790
Hellenic Exchanges SA Holding	2,480	8,470
Hitachi Capital Corporation	8,400	117,396
Hong Kong Exchanges & Clearing Limited	143,676	2,372,216
Hong Leong Singapore Finance Limited †	18,000	31,340
IBJ Leasing Company Limited	4,600	95,543
IG Group Holdings plc †	23,785	180,304
Indiabulls Financial Services Limited †	23,070	62,013
Industrivarden AB Class A	18,200	233,043
Industrivarden AB Class C †	5,600	68,281
Infrastructure Development Finance Company Limited †	185,282	395,687
ING Groep NV †	296,128	2,309,553
InterContinental Exchange Incorporated †	50,557	6,153,798
Investment Technology Group Incorporated †	73,900	787,035
Investor AB A Shares	7,600	137,490
Investor AB B Shares	38,261	713,625

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Diversified Financial Services (continued)
Japan Securities Finance Company Limited	9,000	$42,548
Jefferies Group Incorporated «	103,500	1,184,040
JPMorgan Chase & Company	454,777	14,084,444
Jupiter Fund Management plc	46,400	162,707
K-Green Trust	25,027	17,596
Kinnevik Investment AB	21,989	447,671
Kotak Mahindra Bank Limited	66,268	603,698
Lender Processing Services Incorporated	160,300	3,039,288
London Stock Exchange Group plc	8,884	120,764
Lundbergforetagen AB †	1,700	52,429
Mahindra & Mahindra Financial Services Limited †	5,426	72,659
Marfin Investment Group SA	31,243	18,512
Metro Pacific Investments Corporation †	3,307,000	259,690
Mitsubishi UFJ Securities Company Limited	8,120	310,867
Moody’s Corporation «	131,400	4,560,894
MSCI Incorporated †	84,049	2,836,654
Mulpha International Berhad †	222,700	27,754
Multi-Purpose Holdings Berhad †	85,370	70,954
NASDAQ Stock Market Incorporated †«	91,600	2,404,500
NYSE Euronext (Paris) Incorporated	176,445	5,039,269
OKO Bank	13,266	132,531
Onex Corporation	5,800	198,404
Osaka Securities Exchange Company	48	275,401
Pargesa Holding SA	2,020	145,553
Paychex Incorporated	36,800	1,071,248
PHH Corporation †«	110,092	1,691,013
Power Finance Corporation Limited †	49,319	155,572
Reliance Capital Limited †	11,605	64,286
Remgro Limited	72,596	1,095,405
RHJ International †	1,117	5,127
Ricoh Leasing Company Limited	4,800	112,047
RMB Holdings Limited †	112,117	364,001
Rural Electrification Corporation Limited	43,913	158,128
Singapore Exchange Limited	143,000	702,536
SKS Microfinance Limited †	6,165	11,264
SNS Reaal †	4,259	9,509
Sofina SA	862	72,173
TMX Group Incorporated	4,567	198,943
Washington H Soul Pattinson & Company Limited †	17,757	253,987
Western Union Company	74,600	1,301,024
		77,649,870

Insurance : 3.43%
Ace Limited	38,036	2,644,643
Admiral Group plc	14,064	203,550
Aegon NV	118,978	519,388
AFLAC Incorporated	53,000	2,302,320
AIA Group Limited	839,000	2,637,053
Aksigorta AS	15,670	13,058
Alleghany Corporation †	5,880	1,693,440
Allianz AG	34,000	3,533,418
Allianz AG ADR	5	52
Allied World Assurance Company	25,278	1,503,788
Allstate Corporation	56,427	1,511,679
American Financial Group Incorporated	60,548	2,179,728
American International Group Incorporated †	84,800	1,976,688
American National Insurance Company «	10,200	731,340
Amlin plc	46,365	244,861
AMP Limited	390,951	1,731,371
Arch Capital Group Limited †«	87,166	3,292,260
Argo Group International Holdings Limited	60,782	1,780,913
Arthur J. Gallagher & Company	73,393	2,273,715

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Insurance (continued)
Aspen Insurance Holdings Limited	51,124	$1,355,808
Assicurazioni Generali SpA	107,076	1,778,169
Assurant Incorporated	61,699	2,421,069
Assured Guaranty Limited	112,184	1,088,185
Aviva plc	226,162	1,110,081
AXA SA	143,282	2,074,669
Axis Capital Holdings Limited	86,122	2,749,875
Bajaj Finserv	17,911	148,041
Baloise Holding AG	3,758	266,573
Beazley plc	26,836	57,496
Brown & Brown Incorporated	76,555	1,596,937
Cathay Financial Holding Company Limited	1,524,562	1,593,780
Catlin Group Limited	24,473	159,306
China Insurance International Holdings Company Limited †	124,000	240,804
China Life Insurance Company	1,284,000	3,463,817
China Life Insurance Company (Taiwan) †	328,517	290,856
China Pacific Insurance Group Company Limited	205,000	589,941
Chubb Corporation	34,236	2,308,876
Cincinnati Financial Corporation «	101,134	2,998,623
Clal Insurance Enterprise Holdings Limited	832	12,067
CNO Financial Group Incorporated †	441,400	2,789,648
CNP Assurances	7,344	98,844
Dai-Ichi Mutual Life Insurance Company	1,422	1,586,323
Delphi Financial Group Class A	94,728	2,605,020
Delta Lloyd NV	7,273	127,964
Discovery Holdings Limited	24,658	129,984
Dongbu Insurance Company Limited †	6,370	293,567
Endurance Specialty Holdings Limited	78,578	2,842,166
Euler Hermes SA	728	42,264
Everest Reinsurance Group Limited	29,643	2,600,580
Fairfax Financial Holdings Limited	1,400	572,381
Fidelity National Title Group Incorporated «	148,614	2,358,504
First American Financial Corporation	209,349	2,428,448
Fondiaria Sai SpA †	1,751	2,364
Fondiaria Sai SpA RSP †	1,309	904
Fortis	180,320	318,005
Genworth Financial Incorporated †	325,234	2,143,292
Gjensidige Forsikring ASA	12,110	140,307
Great Eastern Holdings Limited	6,000	60,684
Great-West Lifeco Incorporated	20,500	393,137
Grupo Catalana Occidente SA †	2,305	36,685
Hannover Rueckversicherung AG	5,268	275,018
Harel Insurance Investments & Finances Limited	438	16,319
Hartford Financial Services Group Incorporated	49,882	885,904
HCC Insurance Holdings Incorporated	76,508	2,056,535
Helvetia Holding AG	366	111,157
Hiscox Limited	22,378	140,226
Horace Mann Educators Corporation	74,536	910,085
Hyundai Marine & Fire Insurance Company Limited †	8,230	246,941
Industrial Alliance Insurance & Financial Services Incorporated	5,239	135,707
Insurance Australia Group Limited	290,284	879,805
Intact Financial Corporation	9,715	541,971
Jardine Lloyd Thompson Group plc	6,819	71,160
Kemper Corporation	86,591	2,385,582
Korea Life Insurance Company Limited	33,890	220,336
Korea Reinsurance Company †	10,787	150,059
Lancashire Holdings plc	19,049	219,363
Legal & General Group plc	410,701	686,062
Liberty Holdings Limited †	40,555	396,776
LIG Insurance Company Limited †	8,650	189,949
Lincoln National Corporation	209,560	4,228,921
Loews Corporation «	41,154	1,581,548

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Insurance (continued)
LPI Capital Berhad	40,900	$166,011
Manulife Financial Corporation	133,400	1,437,390
Mapfre SA	39,312	131,595
Markel Corporation †«	6,999	2,809,399
Marsh & McLennan Companies Incorporated	60,909	1,838,843
Mediolanum SpA	9,857	36,018
Menorah Mivtachim Holdings Limited †	1,664	12,921
Mercury General Corporation	17,722	797,136
MetLife Incorporated	92,526	2,912,718
Migdal Insurance & Financial Holding Limited †	10,202	13,479
Milano Assicurazioni SpA	8,878	2,993
Millea Holdings Incorporated	109,000	2,649,373
Mitsui Sumitomo Insurance Group Holdings Incorporated	78,400	1,539,116
Montpelier Re Holdings Limited «	122,024	2,076,848
Muenchener Rueckversicherungs-Gesellschaft AG	12,448	1,573,167
NIB Holdings Limited	42,251	66,263
NKSJ Holdings Incorporated	59,100	1,168,079
Old Mutual plc - South Africa Exchange	412	745
Old Mutual plc - United Kingdom Exchange	478,220	854,560
Old Republic International Corporation «	175,785	1,444,953
PartnerRe Limited	44,957	2,954,574
PICC Property & Casualty Company Limited	402,000	544,249
Ping An Insurance Group Company of China Limited	277,000	1,924,189
Platinum Underwriters Holdings Limited	72,902	2,510,016
Power Corporation of Canada	29,400	642,508
Power Financial Corporation	17,200	413,663
Powszechny Zaklad Ubezpieczen SA	9,890	947,112
Principal Financial Group Incorporated	199,800	4,821,174
Proassurance Corporation «	56,599	4,505,846
Protective Life Corporation «	167,600	3,719,044
Prudential Financial Incorporated	54,362	2,752,892
Prudential plc	203,853	2,006,448
QBE Insurance Group Limited	155,341	2,225,041
Reinsurance Group of America Incorporated	49,139	2,530,659
Renaissancere Holdings Limited	34,462	2,530,889
Resolution Limited	122,078	453,120
RLI Corporation «	34,362	2,435,235
Royal & Sun Alliance Insurance Group plc	336,865	573,873
Sampo Oyj	34,177	892,810
Samsung Fire & Marine Insurance Company Limited †	6,393	1,261,173
Samsung Life Insurance Company 144A	14,641	1,090,506
Sanlam Limited	297,959	1,104,728
Santam Limited †	1	17
SCOR Regroupe	14,377	343,432
Selective Insurance Group Incorporated «	105,752	1,742,793
Shin Kong Financial Holding Company Limited †	1,406,264	383,840
Societa Cattolica di Assicurazione Societa Cooperativa †	2,034	41,014
Sony Financial Holdings Incorporated	22,000	363,873
St. James’s Place plc	8,019	43,070
Stancorp Financial Group Incorporated «	88,551	3,122,308
Standard Life plc	177,249	564,530
Storebrand ASA	21,988	119,824
Sun Life Financial Incorporated	45,400	821,691
Suncorp-Metway Limited	198,996	1,734,002
Swiss Life Holding	1,964	205,709
Swiss Re Limited †	24,110	1,275,455
T&D Holdings Incorporated	110,800	1,079,779
Taiwan Life Insurance Company Limited †	14,539	8,017
The Hanover Insurance Group Incorporated	91,100	3,286,888
The Travelers Companies Incorporated	47,090	2,648,813
Tong Yang Life Insurance Company	13,010	174,832
Topdanmark AS †	650	105,914
Torchmark Corporation	69,054	2,941,010

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Insurance (continued)
Tower Group Incorporated «	71,300	$1,496,587
Transatlantic Holding Incorporated	41,559	2,270,784
TrygVesta AS	1,268	73,220
Unipol SpA	36,511	12,243
UNUM Group	204,853	4,611,241
Validus Holdings Limited	51,847	1,560,076
W.R. Berkley Corporation «	82,312	2,807,662
White Mountain Insurance Group Limited	4,540	1,926,776
Wiener Staedtische Allgemeine Versicherung AG	1,746	62,570
Willis Group Holdings	114,052	4,021,474
Xl Group plc	195,778	4,036,942
Yapi Kredi Sigorta AS	2,204	15,729
Zurich Financial Services AG	10,024	2,207,669
Zurich Financial Services AG ADR	11,963	262,588
		205,722,461

Real Estate Management & Development : 0.80%
Aeon Mall Company Limited	10,400	243,075
Africa Israel Investments Limited	601	2,039
Agile Property Holdings Limited	186,000	150,540
Ascendas India Trust	83,000	44,430
Atrium European Real Estate Limited †	10,857	48,085
Atrium Ljungberg AB	1,011	10,841
Australand Property Group	22,783	63,250
Ayala Land Incorporated	745,100	272,013
Beni Stabili SpA	6,222	2,425
Brookfield Asset Management Incorporated	43,550	1,216,471
Brookfield Properties Corporation	170,314	2,508,725
Bukit Sembawang Estates Limited †	17,000	55,009
Bumi Serpong Damai PT	2,777,000	266,940
C C Land Holdings Limited	150,000	32,898
CA Immobilien Anlagen AG †	3,951	43,239
Capital & Counties Properties plc	88,641	253,309
CapitaLand Limited	338,500	686,142
CapitaMalls Asia Limited	181,000	184,265
Castellum AB	10,574	132,250
Cathay Real Estate Development Company Limited †	260,000	98,462
Cent Pattana Public Company †	53,000	63,338
Cheung Kong Holdings Limited	207,000	2,368,838
China Overseas Land & Investment Limited	644,480	1,132,360
China Resources Land Limited	284,000	434,335
China Vanke Company Limited Class B	80	78
Chinese Estates Holdings Limited	43,696	71,496
City Developments Limited	83,000	642,563
Citycon Oyj	8,904	28,668
Conwert Immobilien Invest SE †	3,761	43,850
Country Garden Holdings Company Limited	671,973	240,538
Daibiru Corporation	5,400	36,398
Daikyo Incorporated	29,000	56,040
Daito Trust Construction Company Limited	11,500	1,025,674
Daiwa House Industry Company Limited	93,000	1,125,537
DB Realty Limited †	11,179	15,749
Deutsche Euroshop AG	2,135	73,182
DLF Limited	56,613	232,119
Echo Investment †	26,597	27,890
Elbit Imaging Limited †	816	2,407
Evergrande Real Estate Group Limited	607,000	253,032
Fabege AB	7,000	54,712
Far East Consortium	131,115	18,263
Farglory Land Development Company Limited †	49,000	85,760
First Capital Realty Incorporated	3,689	61,631

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Real Estate Management & Development (continued)
FirstService Corporation †	2,138	$55,863
FKP Property Group	91,602	48,002
Forest City Enterprises Incorporated †«	261,381	3,173,165
Franshion Properties China Limited	544,000	107,794
Future Mall Management Limited †	504	393
Gagfah SA	956	5,724
Gazit Globe Limited	4,376	46,908
Global Logistic Properties Limited †	388,000	564,157
Globe Trade Centre SA †	23,012	67,689
Glorious Property Holdings Limited	691,000	125,244
Goldcrest Company Limited	1,440	24,251
Grainger plc	7,612	13,176
Great Eagle Holdings Limited	30,478	61,851
Greentown China Holdings Limited	56,000	25,480
Guocoland Limited †	42,554	56,002
Hang Lung Group Limited	117,000	626,700
Hang Lung Properties Limited	317,000	961,718
Heiwa Real Estate Company Limited	50,500	101,319
Heliopolis Housing †	1,417	2,904
Henderson Land Development Company Limited	150,732	749,900
Highwealth Construction Corporation †	111,000	167,202
HKC Holdings Limited	197,170	7,757
HKR International Limited	33,600	11,105
Hong Kong Land Holdings Limited	202,000	939,934
Hopewell Holdings	85,000	221,816
Hopson Development Holdings Limited	56,000	33,517
Housing Development & Infrastructure Limited †	33,352	39,584
Howard Hughes Corporation †	47,806	2,208,159
Huaku Development Company Limited †	61,114	126,364
Huang Hsiang Construction Company †	20,000	30,377
Hufvudstaden AB	5,000	50,291
Hulic Company Limited	17,300	195,894
Hysan Development Company Limited	80,224	258,787
IGB Corporation Berhad	89,284	56,462
IJM Land Berhad †	40,400	27,535
Immoeast AG (a)	15,082	0
Immofinanz AG	87,053	269,355
Immofinanz AG Entitlement Shares (a)	19,870	0
Indiabulls Real Estate Limited †	43,692	52,018
Interchina Holdings Company	960,000	44,545
IVG Immobilien AG	2,767	9,998
Jones Lang Lasalle Incorporated	31,855	2,052,099
K Wah International Holdings Limited	150,750	39,394
Kenedix Incorporated	127	19,399
Keppel Land Limited	88,467	171,401
Kerry Properties Limited	86,553	301,411
KLCC Property Holdings Berhad	29,000	28,557
Kowloon Development Company Limited	45,000	38,043
Kungsleden	18,987	135,295
KWG Property Holding Limited	171,500	58,442
Land and Houses PCL †	380,700	74,160
Lend Lease Corporation Limited	70,706	544,589
Leopalace21 Corporation	12,200	28,161
Lippo Karawaci TBK PT	4,995,500	354,680
Longfor Properties Company Limited	162,500	192,853
Medinet Nasr Housing †	2,809	5,835
Megaworld Corporation	2,758,000	117,211
MI Developments Incorporated	8,300	265,369
Midland Holdings Limited	56,000	27,751
Mitsubishi Estate Company Limited	197,189	3,291,729
Mitsui Fudosan Company Limited	125,000	2,027,292
Mobimo Holding AG †	799	183,972
New World China Land Limited	168,000	40,349

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Real Estate Management & Development (continued)
New World Development Limited	468,397	$400,529
Nomura Real Estate Holding Incorporated	11,100	172,927
NTT Urban Development Corporation	106	72,006
Palm Hills Developments SAE †	46,809	10,121
Peet Limited †	21,691	17,304
Poly Hong Kong Investments Limited	252,000	104,722
Prelios SpA †	11,055	1,284
Prince Housing & Development Corporation †	180,000	98,516
PSP Swiss Property AG	3,653	316,446
Radium Life Tech Company Limited †	71,026	51,059
Renhe Commercial Holdings Company Limited	1,212,000	174,004
Robinsons Land Company †	372,100	100,765
Ruentex Development Company Limited †	130,211	135,897
Savills plc	2,690	13,537
Shimao Property Holding Limited	207,000	170,004
Shoei Company Limited	1,300	9,186
Shui On Land Limited	281,508	83,141
Singapore Land Limited †	14,000	63,198
Sino Land Company	372,549	469,897
Sino-Ocean Land Holdings Limited	477,832	193,026
SM Prime Holdings Incorporated	780,163	229,059
SOHO China Limited	249,000	169,451
SP Setia Berhad	120,975	147,536
Sumitomo Real Estate Sales Company Limited	360	14,169
Sumitomo Realty & Development Company Limited	68,000	1,348,806
Sun Hung Kai Properties Limited	196,895	2,446,788
Sun Hung Kai Properties Limited ADR	3,148	39,130
Suruga Corporation †(a)	600	0
Swire Pacific Limited A Shares	111,000	1,353,575
Swire Pacific Limited B Shares	152,500	362,144
Swiss Prime Site AG	3,420	260,374
TA Global Berhad	34,080	3,295
Talaat Moustafa Group †	108,625	67,182
The Sankei Building Company Limited	1,600	6,401
Tian An China Investment	81,399	43,663
TOC Company Limited	4,500	20,424
Tokyo Tatemono Company Limited	70,000	204,973
Tokyu Land Corporation	60,000	234,998
Tokyu Livable Incorporated	600	4,687
UEM Land Holdings Berhad †	413,675	297,624
Unitech Limited †	203,870	91,047
United Energy Group Limited †	1,044,000	156,065
United Industrial Corporation Limited †	40,000	85,752
UOL Group Limited	72,000	241,955
Wharf Holdings Limited	241,500	1,182,007
Wheelock & Company	105,000	280,427
Wheelock Properties (Singapore) Limited †	39,000	48,998
Wing Tai Holdings Limited	51,000	43,315
Yanlord Land Group Limited	61,000	50,505
		48,067,717

REIT : 3.98%
Abacus Property Group	30,689	64,316
Advance Residence Investment Corporation	128	238,817
Alexandria Real Estate Equities Incorporated	42,559	2,790,168
American Campus Communities Incorporated	132,759	5,222,739
American Capital Agency Corporation	147,600	4,234,644
AMP NZ Office Trust	80,730	53,239
ANF Immobilier	43	1,642
Annaly Capital Management Incorporated	108,953	1,750,875
Ardent Leisure Group	48,265	53,678

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
REIT (continued)
Ascendas REIT	222,000	$357,560
AvalonBay Communities Incorporated	18,600	2,322,210
Babcock & Brown Japan Property Trust	1,780	4,177
Befimmo S.C.A. Sicafi †	838	58,659
BioMed Realty Trust Incorporated	256,086	4,560,892
Blife Investment Corporation	22	132,883
Boardwalk REIT	955	48,661
Boston Properties Incorporated	28,389	2,707,743
Brandywine Realty Trust «	263,220	2,292,646
BRE Properties Incorporated «	141,355	6,878,334
British Land Company plc	76,726	598,898
Bunnings Warehouse Property Trust †	36,586	66,889
Calloway REIT	3,667	98,223
Camden Property Trust	49,500	2,857,635
Canadian Apartment Properties	740	15,265
Canadian REIT	1,306	46,224
CapitaCommerical Trust	248,464	211,236
CapitaMall Trust	271,636	376,013
Cathay No.1 REIT †	400,000	173,299
CBL & Associates Properties Incorporated «	275,468	3,936,438
CDL Hospitality Trusts	83,000	97,393
CFS Retail Property Trust	215,696	416,850
Champion REIT	178,653	70,359
Charter Hall Group †	33,586	70,963
Chimera Investment Corporation «	683,673	1,825,407
Cofinimmo SA †	1,851	220,526
Colonial Properties Trust «	175,216	3,476,285
Commonwealth Property Office Fund	301,285	301,878
Commonwealth REIT	160,712	2,690,319
Corio NV	4,116	183,542
Cousins Properties Incorporated	7	42
Cromwell Group	218,311	147,292
DA Office Investment Corporation	24	50,222
DB RREEF Trust	663,216	599,971
DCT Industrial Trust Incorporated «	480,820	2,312,744
DDR Corporation	443,989	5,190,231
Derwent Valley Holdings plc	6,271	158,010
DiamondRock Hospitality «	329,433	2,892,422
Digital Reality Trust Incorporated «	68,222	4,332,097
Douglas Emmett Incorporated «	246,440	4,430,991
Duke Realty Corporation	167,800	1,946,480
DuPont Fabros Technology Incorporated «	120,800	2,721,624
EastGroup Properties Incorporated «	52,975	2,255,146
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	155,837	185,106
Entertainment Properties Trust «	90,100	4,027,470
Equity Lifestyle Properties Incorporated	76,125	4,706,809
Equity Residential	60,200	3,322,438
Essex Property Trust Incorporated	23,209	3,083,316
Eurocommercial Properties NV	1,763	59,423
Extra Space Storage Incorporated «	185,700	4,475,370
Federal Realty Investment Trust	43,101	3,811,421
Fonciere des Regions	1,621	107,975
Franklin Street Properties Corporation «	144,048	1,571,564
Frontier Real Estate Investment Corporation	32	263,753
Fukuoka REIT Corporation †	14	91,599
Gecina SA	1,286	111,073
Global One Real Estate Investment Corporation	14	88,874
Golden Land Property Development PCL	273,900	34,798
Goodman Property Trust †	90,977	70,379
GPT Group	304,105	997,992
Great Portland Estates plc	28,410	157,686
H&R REIT	3,671	83,861
Hammerson plc	44,166	272,327

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
REIT (continued)
Hankyu REIT Incorporated †	3	$13,059
Hatteras Financial Corporation «	150,087	4,022,332
HCP Incorporated «	47,004	1,816,705
Health Care REIT Incorporated «	117,702	5,905,109
Healthcare Realty Trust Incorporated	154,882	2,729,021
Home Properties Incorporated	80,205	4,408,869
Hospitality Properties Trust «	241,521	5,320,708
ICADE	1,312	104,880
ING Office Fund	311,606	194,297
ING Property Trust	30,139	19,063
Inmuebles Carso SAB de CV †	62,977	47,109
Invesco Mortgage Capital Incorporated	231,500	3,650,755
Japan Excellent Incorporated †	23	92,475
Japan Logistics Fund Incorporated	17	137,651
Japan Prime Realty Investment Corporation	103	250,766
Japan Real Estate Investment Corporation	64	530,732
Japan Retail Fund Investment Corporation	248	379,271
K-REIT Asia	131,000	90,282
Kenedix Realty Investment	35	100,025
Kilroy Realty Corporation «	113,295	4,088,817
Kimco Realty Corporation	270,580	4,267,047
Kiwi Income Property Trust	141,597	114,867
Klepierre	5,983	173,710
Land Securities Group plc	65,475	708,057
Lexington Corporate Properties Trust «	267,558	2,028,090
Liberty International plc	53,384	270,076
Liberty Property Trust	76,232	2,272,476
Macerich Company «	90,528	4,535,453
Mack-Cali Realty Corporation	57,908	1,475,496
Macquaire Office Trust	53,463	192,031
Macquarie Countrywide Trust †	30,315	102,613
Macquarie Goodman Group	1,190,276	749,851
Macquarie MEAG Prime REIT	132,000	59,778
Mapletree Logistics Trust	134,680	88,123
Mercialys SA	3,326	110,007
MFA Mortgage Investments Incorporated «	706,243	4,858,952
MID REIT Incorporated	22	54,046
Mid-America Apartment Communities Incorporated	72,750	4,170,030
Mirvac Group	440,180	588,301
Mori Hills REIT Corporation †	52	167,702
Mori Trust Sogo REIT Incorporated	22	181,932
National Retail Properties Incorporated «	184,054	4,870,069
Nippon Accommodations Fund Incorporated	25	162,948
Nippon Building Fund Incorporated	84	770,021
Nomura Real Estate Office Fund	34	174,306
Omega Healthcare Investors Incorporated «	198,874	3,565,811
ORIX JREIT Incorporated	41	173,231
Parkway Life REIT	33,000	47,103
Piedmont Office Realty Trust Incorporated «	114,900	1,911,936
Plum Creek Timber Company «	108,400	3,993,456
Post Properties Incorporated «	96,946	3,876,871
Premier Investment Company †	14	45,080
Prologis Incorporated	52,716	1,466,559
Public Storage Incorporated Class D	28,797	3,798,324
Realty Income Corporation «	86,351	2,923,845
Redwood Trust Incorporated «	136,471	1,409,745
Regency Centers Corporation «	61,883	2,299,572
RioCan REIT	11,888	297,331
Segro plc	49,078	174,116
Senior Housing Properties Trust	292,789	6,415,007
Shaftesbury plc	17,198	135,735
Silic Ste Immobiliere de Location Pour L’industrie et le Commerce †	577	58,219

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
REIT (continued)
Simon Property Group Incorporated	57,186	$7,110,507
Stockland Australia	338,792	1,214,421
Sunstone Hotel Investors Incorporated †«	230,046	1,752,951
Suntec REIT	278,000	249,477
Taubman Centers Incorporated «	112,173	6,991,743
The Link REIT	352,766	1,270,749
Tokyu REIT Incorporated	24	109,497
Top REIT Incorporated	21	93,417
Unibail-Rodamco SA	6,858	1,278,415
United Urban Investment Corporation	354	377,878
Vastned Retail NV	983	43,944
Vornado Realty Trust	37,800	2,814,210
Washington REIT «	128,975	3,509,410
Weingarten Realty Investors «	79,614	1,647,214
Wereldhave NV	1,053	73,279
Westfield Group	301,532	2,604,294
Westfield Retail Trust	424,205	1,133,251
Weyerhaeuser Company	61,200	1,027,548
		239,010,085

Thrifts & Mortgage Finance : 0.36%
Astoria Financial Corporation «	172,708	1,302,218
Capitol Federal Financial Incorporated	122,915	1,391,398
First Niagara Financial Group Incorporated	204,945	1,803,516
Genworth MI Canada Incorporated	2,068	41,281
Home Capital Group Incorporated	1,479	71,779
Housing Development Finance Corporation	252,332	3,161,908
Hudson City Bancorp Incorporated	324,661	1,814,855
LIC Housing Finance Limited	56,590	245,414
New York Community Bancorp Incorporated	289,838	3,489,650
Paragon Group of Companies plc †	16,492	48,727
People’s United Financial Incorporated	255,941	3,186,465
Provident Financial Services Incorporated	110,794	1,450,293
TFS Financial Corporation †	56,038	518,912
Washington Federal Incorporated	219,709	2,858,414
		21,384,830

Health Care : 8.53%
Biotechnology : 0.75%
Acorda Therapeutics Incorporated †	80,842	1,871,492
Actelion Limited	8,435	294,954
Algeta ASA †	6,224	179,883
Alkermes plc †	155,139	2,372,075
Amgen Incorporated †	104,900	6,074,759
Basilea Pharmaceuticals Limited †	184	6,378
BB Biotech AG	929	58,970
Biocon Limited †	8,634	53,238
Biogen IDEC Incorporated †	47,207	5,426,445
Biota Holdings Limited †	16,423	12,427
Celgene Corporation †	89,562	5,649,571
Cepheid Incorporated †«	122,454	4,200,172
CK Life Sciences International Holdings Incorporated	702,000	32,270
CSL Limited	74,838	2,440,217
Dendreon Corporation †«	297,052	2,566,529
Genmab AS †	1,600	7,889
Grifols SA	12,814	207,189
Human Genome Sciences Incorporated †	135,715	1,040,934
Intercell AG †	1,885	4,435
InterMune Incorporated †	121,300	2,202,808

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Biotechnology (continued)
Mesoblast Limited †	31,890	$232,890
Nicox SA †	1,380	1,637
PDL BioPharma Incorporated «	264,468	1,692,595
Pharmasset Incorporated †	49,800	6,523,302
Sino Biopharmaceutical Limited	368,000	117,744
Takara Bio Incorporated †	800	4,126
United Therapeutics Corporation †«	37,105	1,517,966
Zeltia SA	7,262	15,118
		44,808,013

Health Care Equipment & Supplies : 1.51%
Alere Incorporated †	62,664	1,465,711
Ansell Limited	17,064	255,151
Baxter International Incorporated	64,500	3,332,070
bioMerieux SA	674	54,429
Biosensors International Group Limited †	199,000	218,075
Boston Scientific Corporation †	174,800	1,031,320
CareFusion Corporation †	150,558	3,730,827
Cochlear Limited	7,340	433,442
Coloplast AS Class B	1,415	216,902
Cooper Companies Incorporated	90,908	5,569,024
CR Bard Incorporated	59,394	5,178,563
DiaSorin SpA	1,623	47,241
Edwards Lifesciences Corporation †	78,791	5,202,570
Elekta AB Class B	6,703	285,391
Essilor International SA Cie Generale d’Optique	15,998	1,143,630
Fisher & Paykel Healthcare Corporation	75,914	144,473
Fresenius SE	9,373	902,694
Fukuda Denshi Company Limited	1,200	34,303
Gen-Probe Incorporated †	93,897	5,914,572
Getinge AB	12,996	335,000
GN Store Nord	10,963	97,313
Golden Meditech Company Limited †	40,000	4,744
Haemonetics Corporation †«	49,946	2,958,302
Hogy Medical Company Limited	1,100	45,144
Hologic Incorporated †	187,600	3,303,636
Hospira Incorporated †	113,577	3,201,736
IDEXX Laboratories Incorporated †«	40,737	3,063,015
Intuitive Surgical Incorporated †	8,042	3,491,917
JEOL Limited †	3,000	8,080
Masimo Corporation «	103,980	2,148,227
Medtronic Incorporated	119,223	4,343,294
Nagaileben Company Limited †	8,000	107,413
Nakanishi Incorporated †	400	35,496
Nihon Kohden Corporation	6,300	145,713
Nikkiso Company Limited †	9,000	75,811
Nipro Corporation	9,200	75,062
Nobel Biocare Holding AG	6,559	83,266
Nuvasive Incorporated †	73,873	1,019,447
Olympus Corporation	29,900	403,915
Olympus Corporation ADR «	3,365	44,418
Paramount Bed Holdings Company Limited	2,300	57,678
Phonak Holding AG	3,399	356,401
ResMed Incorporated †«	104,951	2,733,974
Sirona Dental Systems Incorporated †	109,081	4,847,560
Smith & Nephew plc	74,477	680,456
St. Jude Medical Incorporated	63,706	2,448,859
Steris Corporation	1,312	39,452
Straumann Holding AG	396	69,634
Stryker Corporation	61,108	2,983,904
Synthes Incorporated †	5,147	851,668

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex Incorporated «	77,331	$4,707,911
Terumo Corporation	27,000	1,315,218
Thoratec Corporation †«	115,830	3,523,549
TOA Medical Electronics Company	12,700	437,178
Top Glove Corporation Berhad	39,000	57,773
Varian Medical Systems Incorporated †«	79,476	4,945,791
William Demant Holding AS †	1,196	99,150
		90,307,493

Health Care Providers & Services : 1.89%
Acibadem Saglik Hizmetleri Ve Ticaret AS †	2,189	27,770
Aetna Incorporated	41,900	1,752,258
Alfresa Holdings Corporation	10,400	383,605
Amedisys Incorporated †	52,200	619,614
AMERIGROUP Corporation †«	94,300	5,391,131
AS One Corporation †	600	12,305
Bangkok Chain Hospital PCL †	590,310	125,940
Bangkok Dusit Medical Services PCL	109,900	264,437
Bumrungrad Hospital PCL	28,900	43,345
Cardinal Health Incorporated	42,900	1,821,534
Catalyst Health Solutions Incorporated †«	84,390	4,389,968
Celesio AG	3,478	55,613
Centene Corporation †	97,732	3,783,206
Chemed Corporation «	41,551	2,229,627
Cigna Corporation	31,380	1,387,937
CML Healthcare Incorporated	5,496	56,418
Community Health Systems Incorporated †«	62,000	1,231,940
Coventry Health Care Incorporated †	98,609	3,149,571
Davita Incorporated †	63,392	4,829,203
Express Scripts Incorporated †«	88,420	4,036,373
Fresenius Medical Care AG & Company	13,434	920,974
Galenica AG	298	172,699
Health Management Association Incorporated Class A †	489,953	4,027,414
HealthSouth Rehabilitation Corporation †	180,187	3,113,631
Henry Schein Incorporated †«	63,482	4,084,432
HMS Holdings Corporation †	162,179	4,918,889
Humana Incorporated	19,169	1,699,907
Laboratory Corporation of America Holdings †	69,571	5,963,626
Life Healthcare Group Holdings Limited	54,548	143,808
LifePoint Hospitals Incorporated †«	103,197	4,048,418
Lincare Holdings Incorporated †	60,900	1,443,330
Magellan Health Services Incorporated †«	61,057	3,093,148
McKesson Corporation	48,700	3,959,797
Medco Health Solutions Incorporated †	78,262	4,435,108
Medi-Clinic Corporation †	57,367	233,321
Mediceo Paltac Holdings Company Limited	42,100	413,777
MEDNAX Incorporated †	94,828	6,391,407
Miraca Holdings Incorporated	7,500	288,005
Network Healthcare Holdings Limited	175,722	282,790
Nichii Gakkan Company	4,000	45,532
Omnicare Incorporated «	77,405	2,524,177
OPG Groep NV †	3,024	46,744
Orpea	927	31,426
Otsuka Holdings Company Limited	61,500	1,687,813
Owens & Minor Incorporated	122,300	3,766,840
Patterson Companies Incorporated	68,100	2,054,577
Pharmaniaga Berhad †(a)(i)	901	652
Primary Health Care Limited †	63,633	215,760
Ramsay Health Care Limited	15,804	306,999
Rhoen Klinikum AG	6,385	120,908
Ryman Healthcare Limited †	50,212	104,130
Sonic Healthcare Limited	51,119	618,673

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Health Care Providers & Services (continued)
Suzuken Company Limited	11,100	$286,354
Tenet Healthcare Corporation †«	939,434	4,368,368
Toho Pharmaceutical	10,500	134,253
United Drug plc	3,415	8,864
UnitedHealth Group Incorporated	121,000	5,901,170
VCA Antech Incorporated †«	166,500	3,273,390
WellPoint Incorporated	40,500	2,857,275
		113,580,181

Health Care Technology : 0.16%
AGFA-Gevaert NV †	9,100	16,602
AGFA-Gevaert NV VVPR Strips †	2,275	3
Allscripts Healthcare Solutions Incorporated †«	130,843	2,546,205
Cerner Corporation †	99,362	6,059,095
M3 Incorporated †	24	119,038
Quality Systems Incorporated	23,982	847,764
SXC Health Solutions Corporation †	3,788	223,874
		9,812,581

Life Sciences Tools & Services : 0.48%
Bio-Rad Laboratories Incorporated †	37,667	3,551,998
BTG plc †	17,150	83,547
Covance Incorporated †	43,937	2,017,148
Divi’s Laboratories Limited †	7,716	111,529
Gerresheimer AG †	1,265	53,221
Illumina Incorporated †	86,057	2,394,106
Life Technologies Corporation †	123,835	4,796,130
Lonza Group AG	3,369	206,619
Mettler-Toledo International Incorporated †	22,760	3,637,048
Nordion Incorporated	2,000	17,864
Pharmaceutical Product Development Incorporated	70,349	2,336,290
QIAGEN NV †	14,303	211,974
Tecan Group AG	803	51,080
Techne Corporation	67,496	4,555,305
Waters Corporation †	62,665	5,013,200
		29,037,059

Pharmaceuticals : 3.74%
Abbott Laboratories	182,094	9,933,228
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products	1,231	53
Alexion Pharmaceuticals Incorporated †	125,208	8,596,781
Allergan Incorporated	62,004	5,190,975
Amylin Pharmaceuticals Incorporated †«	251,524	2,716,459
Aspen Pharmacare Holdings Limited	65,914	794,147
Astellas Pharma Incorporated	62,400	2,405,295
AstraZeneca plc	103,851	4,783,142
Auxilium Pharmaceuticals Incorporated †	98,643	1,719,347
Bayer AG	62,157	4,089,999
BioMarin Pharmaceutical Incorporated †«	215,297	7,453,582
Bristol-Myers Squibb Company	202,277	6,618,503
Cadila Healthcare Limited †	9,434	128,712
Cardiome Pharma Corporation †	3,906	7,583
Celltrion Incorporated	13,983	463,715
China Shineway Pharmaceutical Group Limited	47,000	67,777
Chugai Pharmaceutical Company Limited	28,600	436,928
Cipla Limited India †	76,430	486,397
Daiichi Sankyo Company Limited	94,100	1,696,769
Dainippon Sumitomo Pharma Company Limited	27,900	287,747

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Pharmaceuticals (continued)
Dong A Pharmaceutical Company Limited †	947	$79,870
Dr. Reddys Laboratories Limited †	23,191	702,513
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS †	62,202	68,449
Eisai Company Limited	38,600	1,490,210
Elan Corporation plc †	34,164	372,097
Eli Lilly & Company	110,400	4,178,640
Endo Pharmaceuticals Holdings Incorporated †«	80,061	2,740,488
Faes Farma SA	10,131	17,491
Financiere de Tubize	439	13,732
Forest Laboratories Incorporated †	33,321	998,297
Furiex Pharmaceuticals Incorporated †	4,299	77,382
Fuso Pharmaceutical Industries Limited †	4,000	10,587
GlaxoSmithKline Pharmaceuticals Limited †	5,866	216,962
GlaxoSmithKline plc	395,109	8,756,417
Glenmark Pharmaceuticals Limited †	21,038	128,570
Green Cross Corporation	567	86,426
H Lundbeck AS	2,372	45,971
Hikma Pharmaceuticals plc	6,650	65,361
Hisamitsu Pharmaceutical Company Incorporated	10,300	410,945
Hua Han Bio-Pharmaceutical Holdings Limited	110,400	22,454
Ipsen	1,094	31,699
Isis Pharmaceuticals Incorporated †	181,700	1,348,214
Johnson & Johnson	318,104	20,587,691
Kaken Pharmaceutical Company Limited	14,000	169,745
Kalbe Farma TBK PT	890,500	352,365
Kissei Pharmaceutical Company Limited	5,000	97,090
Kyorin Company Limited	6,000	101,160
Kyowa Hakko Kogyo Company Limited	37,000	438,055
Laboratorios Almirall SA	1,037	7,119
Lupin Limited	35,562	327,064
Meda AB Class A †	16,080	156,863
Merck & Company Incorporated	358,758	12,825,599
Merck KGaA	4,857	483,465
Mochida Pharmaceutical Company Limited	11,000	118,169
Mylan Laboratories Incorporated †	288,500	5,634,405
Nektar Therapeutics †«	221,600	1,108,000
Nichi-Iko Pharmaceutical Company Limited	4,600	103,549
Nicholas Piramal India Limited †	11,648	82,780
Nippon Shinyaku Company Limited	6,000	68,942
Novartis AG	204,469	11,042,186
Novo Nordisk AS Class B	30,789	3,495,175
Omega Pharma SA †	1,252	58,225
Ono Pharmaceutical Company Limited	14,900	776,276
Onyx Pharmaceuticals Incorporated †«	123,137	5,430,342
Orion Oyj Class A	2,073	41,955
Orion Oyj Class B	6,483	131,879
Perrigo Company	57,213	5,601,153
Pfizer Incorporated	908,350	18,230,585
Pharmaxis Limited †	22,924	26,554
Questcor Pharmaceuticals Incorporated †«	112,600	5,061,370
Ranbaxy Laboratories Limited †	23,569	199,564
Recordati SpA	6,569	50,468
Regeneron Pharmaceutical Incorporated †«	49,913	2,965,830
Richter Gedeon plc	2,067	311,604
Roche Holding AG	2,539	424,078
Roche Holding AG Genusschein	53,494	8,509,514
Rohto Pharmaceutical Company Limited	17,000	215,351
Salix Pharmaceuticals Limited †«	103,033	4,547,877
Sanofi-Aventis SA	77,922	5,450,326
Sanofi-Aventis SA ADR «	17,805	623,353
Santen Pharmaceutical Company Limited	14,800	558,292
Savient Pharmaceuticals Incorporated †«	2,670	6,702
Sawai Pharmaceutical Company Limited	2,000	212,005

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Pharmaceuticals (continued)
Seikagaku Corporation	5,500	$60,694
Shanghai Pharmaceuticals Holding Company limited †	103,900	197,269
Shionogi & Company Limited	46,700	549,382
Shire Limited	45,514	1,530,544
Sigma Pharmaceuticals Limited	257,710	176,579
Sihuan Pharmaceutical Hloldings Group limited †	563,000	214,480
Stada Arzneimittel AG	5,207	145,382
Sun Pharmaceutical Industries Limited	61,645	632,455
Taisho Pharmaceutical Holdings Company Limited	9,000	602,243
Takeda Pharmaceutical Company Limited	109,200	4,485,276
Tanabe Seiyaku Company Limited	32,000	497,173
Teva Pharmaceutical Industries Limited	71,141	2,820,276
The United Laboratories International Holdings Limited	42,000	24,078
Towa Pharmaceutical Company Limited	1,100	49,069
Tsumura & Company	11,100	307,915
UCB SA	6,195	259,157
Valeant Pharmaceuticals International Incorporated	18,857	872,641
Vertex Pharmaceuticals Incorporated †	141,138	4,091,591
Warner Chilcott Limited †	121,549	1,910,750
Watson Pharmaceuticals Incorporated †	91,000	5,880,420
West Pharmaceutical Services Incorporated «	63,933	2,463,338
Yuhan Corporation †	976	106,512
Zeria Pharmaceutical Company Limited †	3,000	47,669
		224,297,532

Industrials : 11.72%
Aerospace & Defense : 1.35%
AAR Corporation	77,300	1,411,498
Alliant Techsystems Incorporated	21,400	1,259,176
BAE Systems plc	256,212	1,106,143
Bharat Electronics Limited †	2,301	66,708
Bombardier Incorporated Class A	12,300	46,308
Bombardier Incorporated Class B	93,659	347,106
CAE Incorporated	15,800	157,388
Chemring Group plc	8,445	52,224
China Rongsheng Heavy Industry Group Company Limited	450,000	135,123
Cobham plc	74,067	206,055
Elbit Systems Limited	1,785	74,031
Esterline Technologies Corporation †	58,660	3,160,014
European Aeronautic Defence & Space Company	28,777	863,362
Exelis Incorporated	121,800	1,088,892
Finmeccanica SpA	24,043	104,309
General Dynamics Corporation	34,026	2,247,758
Goodrich Corporation	84,564	10,317,654
Huntington Ingalls Industries Incorporated †«	89,409	2,838,736
L-3 Communications Holdings Incorporated	69,800	4,627,740
Lockheed Martin Corporation	30,000	2,344,500
Meggitt plc	48,940	293,838
MOOG Incorporated Class A †	79,315	3,316,953
MTU Aero Engines Holdings	4,407	283,080
Northrop Grumman Corporation	29,151	1,663,648
Orbital Sciences Corporation †	114,400	1,698,840
Precision Castparts Corporation	28,996	4,777,091
QinetiQ plc	31,275	62,311
Raytheon Company	39,700	1,809,129
Rolls Royce Holdings Entitlement C Shares (a)	9,707,541	15,230
Rolls Royce Holdings plc	140,689	1,617,149
Saab AB †	2,300	41,187
Safran SA	20,904	620,276
Singapore Technologies Engineering Limited	202,000	427,915

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Aerospace & Defense (continued)
Spirit AeroSystems Holdings Incorporated †	225,600	$4,401,456
Teledyne Technologies Incorporated †«	70,954	4,021,673
Textron Incorporated	191,400	3,718,902
Thales SA	6,712	212,176
TransDign Group Incorporated †	31,840	3,070,013
Triumph Group Incorporated «	75,100	4,467,699
Ultra Electronics Holdings	3,231	73,456
United Technologies Corporation	154,359	11,823,899
Zodiac SA	2,705	222,297
		81,092,943

Air Freight & Logistics : 0.47%
Bollore Investissement	501	108,112
CH Robinson Worldwide Incorporated «	34,323	2,351,469
Deutsche Post AG	59,443	898,504
Expeditors International Washington Incorporated	41,556	1,808,102
FedEx Corporation	59,600	4,951,568
Freightways Limited †	5,254	13,900
Glovis Company Limited †	1,944	386,557
Goodpack Limited	41,000	49,107
Hub Group Incorporated Class A †«	73,001	2,173,970
Kintetsu World Express Incorporated	4,600	137,108
Mainfreight Limited	9,747	80,517
Oesterreichische Post AG	4,954	146,206
Panalpina Welttransport Holdings AG	558	55,586
Singapore Post Limited	138,000	106,472
The Shibusawa Warehouse Company Limited †	2,000	5,485
TNT NV	22,504	78,285
Toll Holdings Limited	89,604	448,287
United Parcel Service Incorporated Class B	143,800	10,317,650
UTI Worldwide Incorporated	198,907	3,094,993
Yamato Holdings Company Limited	62,500	1,003,649
		28,215,527

Airlines : 0.46%
Air China	394,000	302,499
Air France-KLM	16,025	93,383
Airasia Berhad	286,100	342,342
Alaska Air Group Incorporated †	68,999	4,789,911
All Nippon Airways Company Limited	102,000	307,469
Asiana Airlines †	21,610	141,526
Cathay Pacific Airways Limited	133,000	240,292
China Airlines †	541,604	238,265
Chorus Aviation Incorporated	63	197
Delta Air Lines Incorporated †	562,700	4,569,124
Deutsche Lufthansa AG	15,953	206,833
easyJet plc	10,419	62,259
Eva Airways Corporation	355,165	217,694
International Consolidated Airlines - United Kingdom Exchange †	72,922	169,712
JetBlue Airways Corporation †«	486,882	2,005,954
Korean Air Lines Company Limited †	5,649	235,658
LAN Airlines SA †	27,322	637,098
Malaysian Airline System Berhad †	46,134	20,864
Qantas Airways Limited †	138,003	221,425
Ryanair Holdings plc ADR †«	16,200	487,458
SAS AB †	22,716	30,979
Singapore Airlines Limited	69,200	566,989
SkyWest Incorporated «	103,498	1,255,431
Southwest Airlines Company	534,300	4,477,434
Thai Airways International PCL	76,300	46,509

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Airlines (continued)
Turk Hava Yollari Anonim Ortakligi †	95,852	$126,188
United Continental Holdings Incorporated †«	220,000	3,953,400
US Airways Group Incorporated †«	304,800	1,438,656
Virgin Blue Holdings Limited †	177,317	64,148
WestJet Airlines Limited	1,900	20,808
		27,270,505

Building Products : 0.33%
Aica Kogyo Company Limited	8,600	117,407
Asahi Glass Company Limited	166,000	1,421,021
Assa Abloy AB Class B	28,137	692,052
Bunka Shutter Company Limited †	3,000	10,527
Central Glass Company Limited	21,000	102,792
Cersanit-Krasnystaw SA †	21,144	23,264
China National Building Material Company Limited	400,000	486,898
Compagnie de Saint-Gobain	32,592	1,381,994
Daikin Industries Limited	44,000	1,295,751
Dynasty Ceramic PCL	101,100	188,934
Geberit AG	2,959	567,850
GWA International Limited	28,791	67,645
Hastie Group Limited	2,554	2,330
Hills Industries Limited †	20,176	23,286
JS Group Corporation	40,500	768,094
Kaba Holding	154	54,258
KCC Corporation	634	133,178
Kingspan Group plc	6,643	59,293
Lennox International Incorporated «	97,558	3,232,097
Lindab International AB	10,324	53,521
Masco Corporation	239,178	2,291,325
Nibe Industrier AB B Shares NPV	13,413	207,552
Nichias Corporation	9,000	49,079
Nippon Sheet Glass Company Limited	143,000	275,020
Nitto Boseki Company Limited	27,000	116,121
Noritz Corporation	6,700	122,606
Owens Corning Incorporated †	85,600	2,456,720
Quanex Building Products Corporation	70,636	1,065,191
Rockwool International AS A Shares †	100	9,387
Rockwool International AS B Shares	400	35,735
Sankyo-Tateyama Holdings Incorporated †	46,000	61,769
Sanwa Shutter Corporation	23,000	71,181
Sekisui Jushi Corporation †	2,000	18,366
Taiwan Glass Industrial Corporation †	234,786	236,857
Takara Standard Company Limited	15,000	120,109
Takasago Thermal Engineering Company	10,000	83,032
TOTO Limited	41,000	332,657
Trakya Cam Sanayi AS †	26,542	38,823
Ultratech Cement Limited GDR	1,352	29,749
Uponor Oyj	2,800	28,234
USG Corporation †«	135,200	1,323,608
Vanachai Group PCL	331,800	45,347
Wienerberger AG	10,742	114,015
		19,814,675

Commercial Services & Supplies : 1.38%
ABM Industries Incorporated	86,874	1,887,772
Adecco SA	9,584	416,833
Aeon Delight Company Limited	8,900	188,782
Aggreko plc	19,925	593,977
Asahi Holdings Incorporated	8,000	160,873

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Commercial Services & Supplies (continued)
Avery Dennison Corporation	71,100	$1,863,531
Babcock International Group	33,488	382,401
Brambles Limited	199,797	1,494,475
Bureau Veritas SA	3,326	246,439
Cabcharge Australia Limited †	11,765	55,237
Campbell Brothers Limited	10,238	526,164
Capita Group plc	39,450	391,231
Cintas Corporation «	74,400	2,261,760
Clean Harbors Incorporated †	90,904	5,451,513
Copart Incorporated †	41,645	1,871,110
Dai Nippon Printing Company Limited	105,000	1,030,568
Daiseki Company Limited	4,200	74,940
Davis Service Group plc	8,093	56,409
De La Rue plc	4,668	66,621
Deluxe Corporation «	100,438	2,296,013
Downer EDI Limited	76,754	251,442
Dun & Bradstreet Corporation	34,795	2,431,127
Duskin Company Limited	8,400	163,980
Edenred	13,908	370,241
Experian Group Limited	86,717	1,153,192
FTI Consulting Incorporated †«	80,583	3,456,205
G&K Services Incorporated Class A	35,100	1,049,490
G4S plc	126,965	511,461
Gategroup Holding AG †	1,692	42,863
Hays plc	94,795	109,547
HomeServe plc	13,090	53,178
IHS Incorporated †«	32,923	2,909,735
Intertek Group plc	10,596	321,151
Intrum Justitia AB	3,400	54,753
Itoki Corporation †	1,000	2,196
Kokuyo Company Limited	10,900	77,334
Kyodo Printing Company Limited †	6,000	14,849
Loomis AB	1,440	19,398
Manpower Incorporated	59,600	2,183,148
Matsuda Sangyo Company Limited	1,800	27,402
MEITEC Corporation	3,000	57,827
Michael Page International plc	20,623	124,770
Mine Safety Appliances Company	62,900	2,215,338
Mineral Resources Limited	21,219	270,764
Mitie Group †	16,880	68,582
Mitsubishi Pencil Company Limited †	3,600	63,915
Moshi Moshi Hotline Incorporated	3,700	34,308
Nippon Kanzai Company Limited †	500	9,036
Nissha Printing Company Limited †	3,900	49,784
Okamura Corporation	8,000	55,219
Oyo Corporation †	1,000	10,318
Parexel International Corporation †	2,000	40,100
Park24 Company Limited	14,200	171,903
Pilot Corporation †	8	16,953
Pitney Bowes Incorporated «	124,500	2,319,435
PMP Limited	14,400	7,103
Poyry Oyj †	835	7,996
Programmed Maintenance Services Limited †	9,887	21,580
Progressive Waste Solutions Limited	12,017	250,366
Prosegur Cia de Seguridad SA †	2,673	116,215
Randstad Holdings NV	6,850	214,211
Regus plc	29,594	41,759
Rentokil Initial plc †	129,934	135,935
Republic Services Incorporated	35,200	966,240
Ritchie Bros Auctioneers Incorporated	6,229	129,533
RPS Group plc	38,863	115,261
RR Donnelley & Sons Company	123,500	1,854,970
S1 Corporation Incorporated (Korea) †	2,323	117,776

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Commercial Services & Supplies (continued)
SAI Global Limited	29,134	$139,837
Salmat Limited	5,981	14,332
Sato Corporation	1,100	13,393
Secom Company Limited	31,000	1,398,133
Securitas AB	18,400	162,417
SEEK Limited	42,741	261,880
Serco Group plc	36,903	285,049
SGS Societe Generale de Surveillance Holding SA	479	810,519
Shanks Group plc	6,285	10,682
Societe BIC SA	1,857	164,867
Sohgo Security Services Company Limited	11,000	117,066
Spotless Group Limited	27,541	66,601
Stantec Incorporated †	1,835	47,658
Stericycle Incorporated †«	59,131	4,790,794
Taiwan Secom Company Limited †	24,000	45,421
Teleperformance	2,343	46,230
Temp Holdings Company Limited	1,300	12,421
Tetra Tech Incorporated †	121,500	2,720,385
The Brink’s Company	91,800	2,260,116
The GEO Group Incorporated	125,500	2,221,350
Tomra Systems ASA	7,776	53,973
Toppan Forms Company Limited	6,500	47,887
Toppan Printing Company Limited	88,000	648,814
Towers Watson & Company	105,675	6,885,783
Transcontinental Incorporated	3,424	40,083
Transfield Services Limited	59,595	144,422
Transpacific Industries Group Limited †	98,715	78,856
TrueBlue Incorporated †	84,331	1,085,340
Uchida Yoko Company Limited †	2,000	5,541
USG People NV	2,869	21,335
Verisk Analytics Incorporated Class A †	86,524	3,398,663
Waste Connections Incorporated «	220,048	7,210,973
Waste Management Incorporated	50,053	1,566,659
WS Atkins plc	5,238	54,075
		82,838,093

Construction & Engineering : 0.72%
Abengoa SA	2,020	45,981
Actividades de Construccion y Servicios SA	9,462	306,876
Aecom Technology Corporation †	68,800	1,475,760
Aecon Group Incorporated	8,690	86,819
Aegion Corporation †	81,100	1,229,476
Arcadis NV	6,310	113,281
Ausenco Limited	9,364	27,459
Aveng Limited †	36,549	160,625
Balfour Beatty plc	61,174	242,182
Bilfinger Berger AG	2,829	258,445
Boart Longyear Group	58,337	188,700
Bouygues SA	20,929	682,155
Budimex SA †	489	10,709
Cardno Limited	30,877	174,949
Carillion plc	27,308	133,777
CH Karnchang PCL †	184,900	46,566
China Communications Construction Company Limited	754,779	580,994
China Railway Construction Corporation	282,500	159,284
China Railway Group Limited Class H	552,000	176,826
Chiyoda Corporation	22,000	243,057
Chudenko Corporation	3,900	42,190
Chugai Ro Company Limited †	3,000	10,354
Cintra Concesiones de Infraestructuras de Transporte SA	38,349	475,556
Comsys Holdings Corporation	16,800	171,545

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Construction & Engineering (continued)
CTCI Corporation †	47,000	$60,419
Daelim Industrial Company Limited †	4,072	362,283
Daewoo Engineering & Construction Company Limited †	32,434	284,498
Dialog Group Berhad †	299,194	231,924
Doosan Heavy Industries & Construction Company Limited	6,756	401,874
Eiffage SA †	4,842	120,882
EMCOR Group Incorporated	128,832	3,301,964
FLSmidth & Company A/S	3,800	244,464
Fomento de Construcciones y Contratas SA	2,658	68,794
Foster Wheeler AG †	80,385	1,491,142
Gamuda Berhad †	314,200	308,863
GS Engineering & Construction Corporation †	5,835	493,902
Hellenic Technodomiki Tev SA †	6,620	9,271
Henderson Investments Limited	18,000	1,400
Hibiya Engineering Limited	2,000	20,465
Hochtief AG	4,214	241,818
Housing & Construction Holdings Limited †	10,493	20,024
Hyundai Development Company †	11,203	177,003
Hyundai Engineering & Construction Company Limited †	13,369	799,376
IJM Corporation Berhad	165,920	314,044
Impregilo SpA	13,306	38,804
Imtech NV	6,163	158,464
Interserve plc	5,387	27,653
IRB Infrastructure Developers Limited	22,390	64,341
Italian-Thai Development PCL	82,400	9,728
Jacobs Engineering Group Incorporated †	88,813	3,689,292
JGC Corporation	41,000	1,033,328
Kajima Corporation	186,000	560,115
Kandenko Company Limited	15,000	64,085
KBR Incorporated	100,500	2,904,450
KEPCO Engineering & Construction Company Incorporated	1,785	139,025
KEPCO Plant Service & Engineering Company Limited	3,274	105,033
Kier Group plc †	2,848	63,441
Kinden Corporation	16,000	132,151
Koninklijke Bam Groep NV	25,886	89,675
Koninklijke Boskalis Westminster NV	3,800	127,840
Kvaerner ASA	10,061	17,690
Kyowa Exeo Corporation	10,000	97,160
Kyudenko Corporation	2,000	12,071
Lanco Infratech Limited †	198,580	48,504
Larsen & Toubro Limited †	82,988	2,061,637
Larsen & Toubro Limited SP GDR	19,347	486,771
Leighton Holdings Limited	22,258	478,964
Macmahon Holdings Limited	78,049	48,085
Maeda Corporation	12,000	44,051
Maeda Road Construction Company Limited	6,000	59,472
Malaysia Marine and Heavy Engineering	69,400	125,007
Mirait Holdings Corporation	21,600	168,596
Monadelphous Group Limited	10,642	225,881
Murray & Roberts Holdings Limited	37,410	116,162
NCC AB †	8,600	140,136
NEC Networks & System Integration Corporation	1,000	15,326
Nippo Corporation	8,000	69,636
Nippon Densetsu Kogyo Company Limited	4,000	36,576
Nippon Koei Company Limited †	7,000	27,132
Nishimatsu Construction Company Limited	77,000	125,017
Obayashi Corporation	91,000	382,530
Obrascon Huarte Lain SA	2,064	53,845
Okumura Corporation	26,000	105,641
Orascom Construction Industries †	11,526	422,931
Outotec Oyj	2,918	132,985
PBG SA	1,180	25,994
Peab AB	21,523	93,815

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Construction & Engineering (continued)
Peace Mark Holdings Limited †(a)	10,000	$0
Penta-Ocean Construction Company Limited	35,500	112,047
Polimex Mostostal SA †	86,564	35,092
Power Line Engineering PCL †	244,400	9,566
Punj Lloyd Limited †	22,537	20,727
PYI Corporation Limited	108,017	2,923
Quanta Services Incorporated †	140,900	2,901,131
Sacyr Vallehermoso SA	7,050	42,510
Samsung Engineering Company Limited †	4,675	973,419
Sanki Engineering Company Limited	2,000	9,855
Shaw Group Incorporated «	50,309	1,248,669
Shimizu Corporation	94,000	387,560
Sho-Bond Holdings Company Limited	3,300	71,058
Sino Thai Engineering & Construction PCL †	291,300	112,146
Skanska AB	29,289	456,033
SNC-Lavalin Group Incorporated	11,400	558,851
Socam Development Limited	34,063	30,291
Strabag SE	1,052	31,604
Taihei Dengyo Kaisha Limited	2,000	15,599
Taikisha	2,800	65,168
Taisei Corporation	162,000	419,860
Tekfen Holding AS	24,015	78,242
Toa Corporation †	9,000	16,078
Toda Corporation	49,000	180,220
Toenec Corporation †	2,000	9,188
Tokyo Energy & Systems Incorporated †	1,000	5,343
Tokyu Construction Company Limited †	3,880	9,643
Toshiba Plant Systems & Services Corporation	6,000	65,349
Toyo Engineering Corporation	20,000	73,334
United Construction Group Limited	21,698	285,988
United Engineers †	59,000	93,437
URS Corporation †	52,400	1,893,736
Vinci SA	40,244	1,799,144
Voltas Limited †	51,077	90,820
YIT Oyj	11,040	177,753
Yokogawa Bridge Holdings Corporation	2,000	12,393
		43,121,793

Electrical Equipment : 0.95%
ABB Limited	176,801	3,351,638
ABB Limited (India) †	7,603	87,681
Acuity Brands Incorporated «	83,222	4,181,906
Alstom SA	17,642	610,894
Ametek Incorporated	111,079	4,758,624
Areva T&D India Limited	5,981	23,826
Babcock & Wilcox Company †	228,218	5,175,984
Bekaert SA	3,186	126,606
Bharat Heavy Electricals limited	134,507	740,681
Brady Corporation Class A «	95,400	2,856,276
China High Speed Transmission Equipment Group Company Limited	130,000	64,803
Chiyoda Integre Company Limited	1,900	24,593
Cosel Company Limited	2,700	35,260
Crompton Greaves Limited †	60,032	147,999
Daihen Corporation	8,000	28,870
Elswedy Cables Holding Company	9,692	35,346
Fuji Electric Holdings Company Limited	81,000	239,591
Fujikura Limited	48,000	148,265
Furukawa Electric Company Limited	92,000	210,362
Futaba Corporation	3,800	65,938
Gamesa Corporation Tecnologica SA	8,006	35,207
Graftech International Limited †	256,235	3,700,033

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Electrical Equipment (continued)
GS Yuasa Corporation	55,000	$316,684
Hitachi Cable Limited	28,000	58,937
Hubbell Incorporated Class B	35,132	2,298,335
Huber & Suhner AG †	893	41,238
Idec Corporation	1,100	11,253
Johnson Electric Holdings Limited	145,500	80,644
Legrand SA	12,854	416,072
Lite-On IT Corporation †	51,722	47,213
LS Cable Limited †	3,836	268,154
LS Industrial Systems Company Limited †	3,641	204,459
Mabuchi Motor Company Limited	4,400	194,721
Mitsubishi Electric Corporation	305,000	2,887,268
NEC Corporation	357,149	768,373
Neo Neon Holdings Limited	163,500	32,404
Nexans SA	1,685	99,011
Nidec Copal Corporation	2,800	31,985
Nidec Copal Electronics Corporation †	7,000	43,613
Nidec Corporation	18,200	1,662,224
Nippon Carbon Company Limited	11,000	30,950
Nippon Signal Company Limited	4,700	26,144
Nissin Electric Company Limited †	8,000	45,929
Nitto Kogyo Corporation	9,700	116,118
Nordex AG †	816	4,610
Ormat Industries	3,095	17,852
PerkinElmer Incorporated	222,400	4,207,808
Polypore International Incorporated †	27,200	1,334,160
Prysmian SpA	13,145	179,681
Regal-Beloit Corporation	74,771	3,937,441
Roper Industries Incorporated	65,845	5,609,336
Samsung Electro-Mechanics Company Limited †	8,810	627,074
Sanyo Denki Company Limited †	6,000	35,052
Schneider Electric SA	41,447	2,356,838
SGL Carbon AG †	3,056	184,163
Shihlin Electric †	44,000	44,577
Showa Electric Wire	10,000	9,255
Silitech Technology Corporation †	34,683	90,862
Sumitomo Electric Industries Limited	115,500	1,254,215
Suzlon Energy Limited †	89,769	41,022
TECO Electric & Machinery Company Limited †	303,000	182,452
Toyo Tanso Company Limited	1,300	63,936
Ushio Incorporated	17,300	261,568
Vestas Wind Systems AS †	15,405	207,815
Walsin Lihwa Corporation †	600,000	182,811
Woodward Governor Company	1,600	67,744
Ya Hsin Industrial Company Limited †(a)	40,000	0
		57,232,384

Industrial Conglomerates : 0.88%
Aboitiz Equity Ventures Incorporated †	345,300	311,959
Aditya Birla Nuvo Limited †	13,276	231,514
Antarchile SA	21,880	328,329
Beijing Enterprises Holdings Limited	78,500	433,042
Berjaya Corporation Berhad	359,200	115,797
Bidvest Group Limited	52,831	1,030,112
Boustead Holdings Berhad †	51,819	87,547
CITIC Pacific Limited	152,000	287,938
CJ Corporation †	1,178	84,369
Clal Industries and Investments †	2,926	13,189
Compagnie Industriali Riunite	19,942	34,116
Cookson Group plc	16,991	133,144
CSR Limited	72,660	162,098
DCC plc - Ireland Exchange	1,395	33,774

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Industrial Conglomerates (continued)
DCC plc - United Kingdom Exchange	2,629	$63,552
Delek Group Limited	312	57,959
Discount Investment Corporation	1,353	9,695
DMCI Holdings Incorporated	114,000	99,190
Dogan Sirketler Grubu Holdings †	88,596	25,722
Doosan Corporation †	2,874	367,069
Empresas Copec SA	88,375	1,154,111
Enka Insaat Ve Sanayi AS	123,389	306,139
Fraser & Neave Limited	155,000	787,670
Gallant Venture Limited †	21,000	4,104
General Electric Company	1,241,507	19,752,376
Grupo Carso SAB de CV	77,277	183,732
Hankyu Hanshin Holdings Incorporated	185,000	753,798
Haw Par Corporation Limited	14,000	61,909
Hong Leong Asia Limited	11,000	13,677
Hutchison Whampoa Limited	303,000	2,657,102
Jaiprakash Associates Limited †	205,052	251,996
Jardine Matheson Holdings Limited	44,069	2,228,879
Jardine Strategic Holdings Limited	31,810	943,370
Katakura Industries Company Limited	1,000	9,532
Keihan Electric Railway Company Limited	73,000	347,328
Keppel Corporation Limited	196,051	1,456,336
Koc Holding AS	127,584	441,793
Koninklijke Philips Electronics NV	77,595	1,578,462
LG Corporation	22,591	1,271,518
Malaysian Resources Corporation Berhad †	265,450	168,458
Miramar Hotel & Investment Company Limited	9,000	9,732
MMC Corporation Berhad	109,200	88,747
NWS Holdings Limited	172,097	246,344
Orkla ASA	59,506	453,774
Przedsiebiorstwo Eksportu I Importu Kopex SA	1,096	6,741
Quinenco SA †	23,401	59,904
Rheinmetall Berlin	3,555	172,565
Samsung Techwin Company Limited †	5,696	284,626
Sembcorp Industries Limited	109,000	366,645
Shanghai Industrial Holdings Limited	75,000	201,750
Siemens AG	65,702	6,648,985
Siemens India Limited †	21,727	289,446
Sime Darby Berhad	389,640	1,118,361
SK Corporation	4,986	649,458
SM Investments Corporation	39,115	470,643
Smiths Group plc	35,162	525,376
Sonae SGPS SA †	38,828	23,051
Tokai Holdings Corporation	26,800	141,412
Tyco International Limited	52,670	2,526,053
Wendel	2,019	145,469
Yazicilar Holding AS †	37,489	194,380
		52,905,867

Machinery : 2.85%
Aalberts Industries NV †	5,285	86,184
Aida Engineering Limited †	2,700	14,176
Airtac International Group	15,000	59,053
Alfa Laval AB	25,700	495,635
Amada Company Limited	49,000	305,488
Amano Corporation	5,200	46,499
Andritz AG	2,270	200,434
Asahi Diamond Industrial Company Limited	12,000	166,586
Ashok Leyland Limited †	317,592	151,918
Asian Insulators PCL	395,800	37,078
Astec Industries Incorporated †«	37,957	1,269,662

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Atlas Copco AB Class A	51,417	$1,103,253
Atlas Copco AB Class B	33,986	648,651
ATS Automation Tooling Systems Incorporated †	4,800	31,060
Austal Limited	9,718	21,934
Bando Chemical Industries Limited †	15,000	59,651
Bodycote plc	11,594	50,322
Bradken Limited	22,252	173,654
Briggs & Stratton Corporation «	97,860	1,474,750
Bucher Industries AG †	256	43,255
Cargotec Corporation	2,050	67,591
Caterpillar Incorporated	114,200	11,177,896
Chart Industries Incorporated †«	55,600	3,383,816
Charter International plc	19,775	290,262
China Infrastructure Machinery Holdings Limited	385,000	133,360
CKD Corporation	5,000	37,390
Clarcor Incorporated «	97,638	4,727,632
Construcciones y Auxiliar de Ferrocarriles SA	139	74,453
Cosco Corporation Singapore Limited	120,000	86,388
Crane Company	97,200	4,664,628
CSBC Corporation Taiwan	41,847	33,766
Cummins India Limited †	39,777	273,981
Daifuku Company Limited	14,500	76,802
Danaher Corporation	114,794	5,553,734
Deere & Company	82,200	6,514,350
Donaldson Company Incorporated	49,800	3,403,830
Doosan Infracore Company Limited †	16,140	277,702
Eaton Corporation	39,000	1,751,490
Ebara Corporation	61,000	223,009
ESCO Technologies Incorporated	16,375	443,763
FANUC Limited	28,900	4,748,224
Fuji Machine Manufacturing Company Limited	5,900	108,960
Fujitec Company Limited †	13,000	70,937
Furukawa Company Limited	61,000	50,590
Gardner Denver Incorporated	36,682	3,144,381
GEA Group AG	12,496	369,885
Georg Fischer AG	206	76,287
Gildemeister AG †	3,643	49,736
Glory Limited	8,800	186,470
Graco Incorporated	45,000	1,934,550
Haitian International Holdings Limited	50,000	43,222
Hanjin Heavy Industries & Construction Company Limited	3,253	54,100
Hanjin Heavy Industries & Construction Holdings Company Limited †	2,009	13,115
Harsco Corporation	57,800	1,192,992
Heidelberger Druckmaschinen AG	10,670	21,154
Hexagon AB	23,900	364,553
Hino Motors Limited	33,000	202,955
Hisaka Works Limited	5,000	54,205
Hitachi Construction Machinery Company Limited †	12,600	223,716
Hitachi Zosen Corporation	106,500	138,686
Hiwin Technologies Corporation	51,000	421,019
Hoshizaki Electric Company Limited	7,200	182,395
Hosokawa Micron Corporation †	4,000	20,196
Hyundai Heavy Industries Company Limited	6,365	1,588,020
Hyundai Mipo Dockyard Company Limited †	1,643	171,299
IDEX Corporation	162,163	5,912,463
Illinois Tool Works Incorporated	48,500	2,203,840
IMI plc	18,425	231,992
Industrea Limited	51,405	62,199
Ingersoll-Rand plc «	38,000	1,258,560
International Mining Machinery Holdings Limited	93,500	98,332
Invensys plc	67,436	215,975
Iseki & Company Limited	22,000	48,999
Ishikawajima-Harima Heavy Industries Company Limited	219,000	514,338

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Machinery (continued)
ITT Corporation	60,900	$1,228,353
Jain Irrigation Systems Limited	39,865	90,805
Jain Irrigation systems-DVR (a)	1,993	2,887
Japan Steel Works	48,000	320,907
Jaya Holdings Limited †	61,000	23,072
Joy Global Incorporated	71,971	6,569,513
JTEKT Corporation	35,600	351,115
Juki Corporation †	7,000	16,881
Kawasaki Heavy Industries Limited	223,000	580,324
KCI Konecranes Oyj	3,753	81,053
Kennametal Incorporated	155,100	5,910,861
Kitz Corporation	9,000	37,750
Komatsu Limited	137,630	3,522,201
Komori Corporation	6,600	41,440
Kone Oyj	13,550	763,176
Krones AG	626	32,643
Kubota Corporation	169,865	1,536,294
Kurita Water Industries Limited	16,100	431,208
Lincoln Electric Holdings Incorporated	159,482	6,296,349
Makino Milling Machine Company Limited	11,000	77,481
Makita Corporation	19,600	685,661
Makita Corporation ADR	1	35
MAN AG	6,208	538,029
Manitowoc Company Incorporated «	259,146	2,868,746
Max Company Limited	6,000	69,934
Meidensha Corporation	31,000	112,076
Melrose plc	38,153	205,723
Metso Oyj	9,985	399,810
Meyer Burger Technology AG †	5,526	107,257
Minebea Company Limited	50,000	225,554
Mitsubishi Heavy Industries Limited	477,000	2,002,879
Mitsuboshi Belting Company Limited †	3,000	16,071
Mitsui Engineering & Shipbuilding Company Limited	101,000	155,096
Miura Company Limited	5,000	145,079
Morgan Crucible Company	12,121	51,415
Mori Seiki Company Limited	14,400	139,496
Mueller Industries Incorporated «	73,900	2,818,546
Nabtesco Corporation	18,100	398,590
Nachi-Fujikoshi Corporation	35,000	164,704
Namura Shipbuilding Company Limited	1,000	3,880
Navistar International Corporation †	51,921	1,933,019
NGK Insulators Limited	40,000	439,149
Nippon Sharyo Limited	14,000	54,109
Nippon Thompson Company Limited	6,000	33,932
Nitta Corporation	3,300	60,481
Nitto Kohki Company Limited †	700	17,204
NKT Holding AS	1,131	38,939
Nordson Corporation	121,242	5,705,649
Noritake Company Limited †	17,000	50,383
NSK Limited	62,000	410,345
NTN Corporation	68,000	270,197
OILES Corporation	2,380	45,426
Okuma Corporation	20,000	153,555
Organo Corporation †	1,000	8,004
OSG Corporation	12,700	166,218
Oshkosh Truck Corporation †	67,400	1,383,048
Paccar Incorporated	74,600	3,026,522
Pentair Incorporated «	65,422	2,487,999
Rotork plc	7,725	219,872
Ryobi Limited	20,000	77,523
Samsung Heavy Industries Company Limited	27,950	776,693
Sandvik AB	83,241	1,066,975

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Machinery (continued)
Sany Heavy Equipment International Holdings Company Limited †	183,000	$173,771
Sasebo Heavy Industries Company Limited	4,000	5,943
Scania AB Class B	23,020	352,495
Schindler Holding AG	3,274	393,624
Schindler Holding SA	2,474	301,912
Seco Tools	4,200	64,288
Sembcorp Marine Limited	99,200	298,306
Shima Seiki Manufacturing Limited †	4,400	76,338
Shin Zu Shing Company Limited †	13,649	24,639
Shinmaywa Industries Limited	11,000	39,056
Singamas Container Holding	180,000	38,553
Sinotruk Hong Kong Limited	86,000	44,828
Sintokogio Limited	5,500	51,126
SKF AB Class A †	976	20,824
SKF AB Class B	31,353	670,607
SMC Corporation	10,000	1,660,948
Snap-on Incorporated	109,994	5,642,692
Spirax-Sarco Engineering plc	5,266	158,081
STX Corporation Company Limited †	5,248	61,183
Sulzer AG	1,449	161,755
Sumitomo Heavy Industries Limited	84,000	513,518
Tadano Limited	18,000	117,511
Tata Motors Limited ADR «	10,088	173,514
The Middleby Corporation †«	35,500	3,240,440
Thermax India Limited †	11,575	102,388
THK Company Limited	19,500	392,958
Tocalo Company Limited	1,100	24,528
Torishima Pump Manufacturing Company Limited	1,300	17,072
Toro Company «	59,685	3,370,412
Toromont Industries Limited	4,043	81,062
Toshiba Machine Company Limited	10,000	55,174
Trelleborg AB Class B	12,469	105,195
Trinity Industries Incorporated	155,679	4,449,306
Tsubakimoto Chain Company	21,000	114,166
Tsugami Corporation	18,000	123,427
Tsukishima Kikai Company Limited †	1,000	7,717
Union Tool Company	500	9,268
United Tractors	254,380	670,904
Vallourec SA	7,225	496,012
Valmont Industries Incorporated	16,477	1,403,511
Volvo AB Class A	27,800	318,967
Volvo AB Class B	102,506	1,178,701
Vossloh AG	978	100,086
Wabtec Corporation	90,790	6,196,418
Wartsila Oyj Class B	10,510	345,411
WEG SA	48,100	476,119
Weir Group plc	15,736	511,489
Xylem Incorporated	121,800	2,911,020
Yangzijiang Shipbuilding Holdings Limited	225,000	162,067
Zardoya-Otis SA	9,901	139,495
		171,110,392

Marine : 0.13%
AP Moller-Maersk AS A Shares	40	260,649
AP Moller-Maersk AS B Shares	115	788,189
China Cosco Holdings Company Limited	368,000	165,045
Chinese Maritime Transport Limited †	6,000	8,260
Compagnie Maritime Belge SA †	227	4,871
Daewoo Shipbuilding & Marine Engineering Company Limited	12,320	330,565
Daiichi Chuo Kisen Kaisha	12,000	15,820
DS Norden AS	1,300	34,510
Evergreen Marine Corporation (Taiwan) Limited	333,298	164,345

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Marine (continued)
Hanjin Shipping Company Limited	12,285	$95,496
Hanjin Shipping Holding Company †	11,912	80,709
Hyundai Merchant Marine Company Limited †	7,518	165,291
Iino Kaiun Kaisha Limited	9,500	44,337
Inui Steamship Company Limited	1,100	3,654
Kawasaki Kisen Kaisha Limited	100,000	173,873
Kirby Corporation †	38,718	2,488,793
Kuehne & Nagel International AG	4,678	571,144
Malaysian Bulk Carriers Berhad †	14,000	6,898
MISC Berhad	146,700	276,290
Mitsui OSK Lines Limited	160,000	508,617
Neptune Orient Lines Limited	80,000	67,359
Nippon Yusen Kabushiki Kaisha	227,000	505,675
Orient Overseas International Limited	23,000	106,268
Pacific Basin Shipping Limited	252,000	112,815
Precious Shipping PCL	70,800	35,207
Regional Container Lines PCL †	73,800	14,680
Shih Wei Navigation Company Limited	31,652	27,591
Shinwa Kaiun Kaisha Limited	2,000	2,773
Shipping Corporation of India Limited †	33,100	38,877
Shun Tak Holdings Limited	214,000	94,936
Sincere Navigation Corporation †	128,800	113,389
STX Offshore & Shipbuilding Company Limited †	6,438	82,590
STX Pan Ocean Company Limited-Korea Exchange	3,981	21,005
STX Pan Ocean Company Limited-Singapore Exchange	9,000	45,842
Taiwan Navigation Company Limited †	20,000	18,356
Thoresen Thai Agencies PCL	81,840	48,049
U-Ming Transport Corporation †	58,000	84,686
Wan Hai Lines Limited	209,212	89,574
Yang Ming Marine Transport †	285,357	111,852
		7,808,880

Professional Services: 0.05%
Acacia Research Corporation †«	83,100	2,893,542

Road & Rail : 1.10%
Asciano Group	384,312	624,969
Canadian National Railway Company	35,500	2,745,120
Canadian Pacific Railway Limited	14,100	849,636
Central Japan Railway Company	280	2,243,518
Comfortdelgro Corporation Limited	234,000	260,205
Con-Way Incorporated	107,191	3,010,995
Container Corporation of India †	5,767	100,680
DSV A/S	14,780	287,865
East Japan Railway Company	56,200	3,442,292
Evergreen International Storage & Transport Corporation †	124,000	59,655
Firstgroup plc	25,434	130,744
Fukuyama Transporting Company Limited	29,000	162,942
Genesee & Wyoming Incorporated †	78,840	4,814,759
Go-Ahead Group plc	1,463	28,067
Heartland Express Incorporated «	108,424	1,490,830
Hitachi Transport System Limited	4,600	77,312
J.B. Hunt Transport Services Incorporated	70,514	3,223,900
Kansas City Southern †	75,818	5,157,899
Keihin Electric Express Railway Company Limited	72,000	632,238
Keio Corporation	74,000	502,151
Keisei Electric Railway Company Limited	52,000	363,759
Kintetsu Corporation	242,000	897,987
Knight Transportation Incorporated «	114,500	1,712,920
Korea Express Company Limited †	1,506	97,416
Landstar System Incorporated	92,794	4,293,578

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Road & Rail (continued)
Maruzen Showa Unyu Company Limited	3,000	$9,368
MTR Corporation Limited	188,708	622,550
Nagoya Railroad Company Limited †	112,000	302,146
Nankai Electric Railway Company Limited	70,000	305,211
National Express Group plc	29,635	97,934
Nippon Express Company Limited	124,000	469,938
Nippon Konpo Unyu Soko Company Limited	7,000	66,968
Nishi-Nippon Railroad Company Limited	52,000	246,709
Norfolk Southern Corporation	39,100	2,953,614
Odakyu Electric Railway Company Limited	88,000	832,892
Old Dominion Freight Line †	107,902	4,187,677
QR National Limited	234,049	836,513
Ryder System Incorporated	37,136	1,941,470
Sagami Railway Company Limited	52,000	163,521
Sankyu Incorporated	41,000	155,320
SBS Transit Limited †	1,684	2,273
Seino Holdings Company Limited	19,000	138,040
Senko Company Limited †	4,000	15,021
SMRT Corporation Limited †	98,000	137,103
Stagecoach Group plc	20,678	81,634
Tobu Railway Company Limited	164,000	830,791
Tokyu Corporation	155,000	747,314
TransForce Incorporated	2,911	37,930
Transport International Holdings Limited †	24,000	47,588
Union Pacific Corporation	95,800	9,906,678
Werner Enterprises Incorporated «	101,074	2,369,175
West Japan Railway Company	27,300	1,126,945
		65,843,760

Trading Companies & Distributors : 0.92%
Adani Enterprises Limited †	44,210	258,887
Alesco Corporation Limited	3,463	4,603
Ashtead Group plc	26,651	77,638
BayWa AG	313	13,535
Bunzl plc	24,813	324,192
Daewoo International Corporation †	4,012	99,884
Emeco Holdings Limited	72,033	78,578
Fastenal Company «	200,024	8,331,000
Finning International Incorporated	10,900	249,430
GATX Corporation	88,934	3,796,592
Grafton Group plc	8,472	29,070
Hanwa Company Limited	21,000	91,037
Inaba Denki Sangyo Company Limited	2,200	63,306
Itochu Corporation	225,100	2,287,554
Iwatani International Corporation	24,000	84,689
Japan Pulp & Paper Company Limited	11,000	39,359
JFE Shoji Holdings Incorporated	19,000	79,926
Kanematsu Corporation †	34,000	32,873
Kloeckner & Company	4,899	64,526
Kuroda Electric Company Limited	3,100	33,221
Marubeni Corporation	246,000	1,519,721
Misumi Group Incorporated	10,600	229,312
Mitsubishi Corporation	230,700	4,769,357
Mitsubishi Corporation ADR	33	1,355
Mitsui & Company Limited	252,300	3,980,761
Mitsui & Company Limited ADR	263	81,914
MSC Industrial Direct Company	89,925	6,252,485
Nagase & Company Limited	17,100	186,614
Nichiden Corporation	3,600	121,103
Noble Group Limited	516,694	480,450
Okaya & Company Limited	5,500	62,829
Onoken Company Limited †	700	5,732

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Trading Companies & Distributors (continued)
Ramirent Oyj †	11,459	$90,102
Reece Australia Limited	7,324	140,451
Rexel SA †	4,636	79,317
Russel Metals Incorporated	3,149	72,338
Samsung Corporation	21,191	1,279,535
Seven Network Limited	22,953	168,891
Shinwa Company Limited Nagoya †	500	5,637
SIG plc	78,253	103,026
SK Networks Company Limited †	23,850	224,558
Sojitz Corporation	160,700	252,167
Sumitomo Corporation	177,700	2,371,948
Superior Plus Corporation	4,592	24,132
Toyota Tsusho Corporation	32,300	543,497
Travis Perkins plc	20,695	271,696
Trusco Nakayama Corporation	3,400	65,574
Watsco Incorporated «	47,695	3,028,633
Wesco International Incorporated †«	83,324	4,246,191
Wolseley plc	20,266	607,606
WW Grainger Incorporated «	39,980	7,472,262
Yamazen Corporation †	10,500	75,629
Yuasa Trading Company Limited	10,000	13,720
		54,868,443

Transportation Infrastructure : 0.13%
Abertis Infraestructuras SA	27,897	445,554
Aeroports de Paris †	1,924	140,715
Airports of Thailand PCL	53,200	73,391
Ansaldo STS SPA	4,634	46,014
Atlantia SpA	19,516	300,757
Auckland International Airport Limited	159,507	295,990
Bangkok Expressway PCL †	48,400	27,174
BBA Aviation plc	22,754	63,296
Bintulu Port Holdings Berhad †	6,400	13,692
Brisa-Auto Estradas de Portugal SA †	12,968	44,853
China Merchants Holdings International Company Limited	161,453	475,189
Cia de Concessoes Rodoviarias †	97,820	624,780
Cosco Pacific Limited	252,518	297,176
Flughafen Wien AG	155	5,969
Flughafen Zuerich AG †	200	73,089
Fraport AG	2,238	127,457
Gemina SpA †	107,844	95,042
Groupe Eurotunnel SA	33,006	250,929
Hamburger Hafen Und Logistik AG	1,110	33,791
Hong Kong Aircraft Engineering Company Limited	10,000	130,159
Hopewell Highway Infrastructure Limited	67,500	32,645
International Container Term Services Incorporated	134,600	169,869
Japan Airport Terminal Company Limited	7,800	114,737
Kamigumi Company Limited	36,000	295,013
Koninklijke Vopak NV	3,272	179,926
Macquarie Airports Group	195,816	702,312
Macquarie Atlas Roads Limited †	53,146	76,223
Malaysia Airports Holdings Berhad †	50,200	98,667
Mitsubishi Logistics Corporation	21,000	217,224
Mitsui-Soko Company Limited	9,000	32,197
Mundra Port & Special Economic Zone Limited	49,540	121,472
Nissin Corporation †	4,000	9,429
Plus Expressways Berhad †	380,400	532,572
Port of Tauranga Limited †	9,453	72,044
SIA Engineering Company	30,000	83,280
Singapore Airport Terminal Services Limited	80,666	139,060
Societa Iniziative Autostradali e Servizi SpA †	1,409	10,679

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Transportation Infrastructure (continued)
Societe Des Autoroutes Paris-Rhin-Rhone †	299	$19,827
Sumitomo Warehouse Company Limited	17,000	79,206
TAV Havalimanlari Holding AS †	40,981	190,149
The Great Eastern Shipping Company Limited †	13,632	57,446
TNT Express NV	21,386	154,131
Transurban Group	145,308	853,354
Westshore Terminals Investment Corporation	8,100	184,085
		7,990,564

Information Technology : 14.22%
Communications Equipment : 1.61%
AAC Acoustic Technologies Holdings Incorporated	78,000	187,888
Acme Packet Incorporated †«	36,100	1,206,823
ADTRAN Incorporated	121,300	4,006,539
Aiphone Company Limited †	800	15,827
Alcatel SA †	170,658	285,613
Arris Group Incorporated †	241,800	2,599,350
Aruba Networks Incorporated †«	59,700	1,259,670
Brocade Communications Systems Incorporated †	323,236	1,739,010
BYD Electronic International Company Limited	64,000	20,200
China Wireless Technologies Limited	296,000	61,334
Ciena Corporation †«	182,680	2,212,255
Cisco Systems Incorporated	1,099,649	20,497,457
Comba Telecom Systems Holdings Limited	69,212	62,868
Compal Communications Incorporated †	40,025	65,273
Comtech Telecommunications Corporation «	48,510	1,469,368
D-Link Corporation	73,749	52,543
Denki Kogyo Company Limited	2,000	6,857
Emulex Corporation †	171,335	1,353,547
EVS Broadcast Equipment SA	552	28,913
F5 Networks Incorporated †	55,438	6,266,157
Harris Corporation «	85,900	3,058,040
High Tech Computer Corporation	137,691	2,266,864
Hitachi Kokusai Electric Incorporated	5,000	39,958
Icom Incorporated †	600	15,596
Interdigital Incorporated «	86,832	3,817,135
Japan Radio Company Limited	2,000	4,516
Juniper Networks Incorporated †	109,684	2,490,924
Motorola Mobility Holdings Incorporated †	199,687	7,787,793
Motorola Solutions Incorporated	33,942	1,584,073
Nokia Oyj	300,109	1,734,507
Polycom Incorporated †	124,190	2,098,811
Qualcomm Incorporated	333,497	18,275,636
Research in Motion Limited †	30,915	557,103
Riverbed Technology Incorporated †	106,673	2,773,498
Sonus Networks Incorporated †«	408,135	1,065,232
Spirent plc	75,318	149,637
Telefonaktiebolaget LM Ericsson Class A	3,200	33,959
Telefonaktiebolaget LM Ericsson Class B	228,890	2,441,845
Tellabs Incorporated	650,264	2,581,548
VTech Holdings Limited	20,000	199,054
Zinwell Corporation †	23,446	27,484
		96,400,705

Computers & Peripherals : 2.04%
Acer Incorporated	431,517	493,919
Advantech Company Limited †	80,701	225,414
Amtran Technology Company Limited †	169,006	92,348
Apple Incorporated †	183,188	70,014,454

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Computers & Peripherals (continued)
Asustek Computer Incorporated	117,601	$821,692
BenQ Corporation †	171,392	38,869
Catcher Technology Company Limited †	126,614	618,701
Chicony Electronics Company Limited †	59,012	92,209
Clevo Company †	65,586	100,948
CMC Magnetics Corporation †	511,000	81,688
Compal Electronic Incorporated †	835,754	762,349
Dell Incorporated †	186,900	2,945,544
Diebold Incorporated	41,736	1,259,175
Eizo Nanao Corporation	1,900	37,271
Electronics For Imaging Incorporated †	98,478	1,456,490
Elitegroup Computer Systems †	43,672	9,331
EMC Corporation †	402,720	9,266,587
Foxconn Technology Company Limited †	170,781	509,365
Fujitsu Limited	294,000	1,564,542
Gemalto NV	6,728	332,715
Hewlett-Packard Company	244,115	6,823,014
Inventec Company Limited †	842,110	288,211
Jess Link Products Company Limited †	37,143	32,829
Lenovo Group Limited	992,000	709,803
Lexmark International Incorporated	52,200	1,746,612
Lite-On Technology Corporation †	330,656	362,362
Logitech International SA †	8,712	72,009
Megachips Corporation	900	15,408
Melco Holdings Incorporated	2,000	53,728
Micro-Star International Company Limited †	112,218	43,002
Mitac International Corporation	90,131	28,657
NetApp Incorporated †	75,081	2,765,233
Pegatron Corporation †	284,150	301,998
QLogic Corporation †	206,300	3,077,996
Quanta Computer Incorporated	543,766	1,094,456
Ritek Corporation †	272,159	41,805
Sandisk Corporation †	27,400	1,351,094
Seagate Technology plc	286,307	4,895,850
Seiko Epson Corporation	20,800	291,218
Toshiba Corporation	602,000	2,782,424
TPV Technology Limited	122,000	26,164
Wacom Company Limited	35	55,389
Western Digital Corporation †	154,700	4,497,129
Wincor Nixdorf AG	1,542	74,032
Wistron Corporation	346,015	435,679
		122,589,713

Electronic Equipment, Instruments & Components : 1.50%
Agilent Technologies Incorporated †	67,400	2,527,500
Alps Electric Company Limited †	20,600	144,223
Amphenol Corporation Class A	115,334	5,228,090
Anixter International Incorporated †	57,741	3,545,875
Anritsu Corporation	16,000	180,680
Arisawa Manufacturing Company Limited	3,400	13,689
Arrow Electronics Incorporated †	77,214	2,822,944
AU Optronics Corporation	1,267,319	614,694
Avnet Incorporated †«	100,638	2,998,006
AVX Corporation	31,628	409,266
Benchmark Electronics Incorporated †«	116,504	1,608,920
Brightpoint Incorporated †	141,644	1,415,024
Calcomp Electronics PCL †	243,600	18,757
Canon Electronics Incorporated	2,400	62,670
Celestica Incorporated NPV †	11,138	92,712
Checkpoint Systems Incorporated †	84,400	1,019,552
Cheng Uei Precision Industry Company Limited †	71,144	131,230

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Chroma ATE Incorporated †	84,624	$182,625
Chunghwa Picture Tubes Limited †	608,075	29,498
Citizen Holdings Company Limited	51,300	300,992
CMK Corporation	4,800	17,578
Corning Incorporated	175,800	2,332,866
Daishinku Corporation †	6,000	20,909
Delta Electronics (Thailand) PCL †	22,600	14,356
Delta Electronics Incorporated	347,531	764,969
Digital China Holdings Limited	88,000	142,737
Dolby Laboratories Incorporated Class A †	40,426	1,330,824
Electrocomponents plc	44,350	149,167
Enplas Corporation †	3,900	69,458
ESPEC Corporation	3,600	22,000
Everlight Electronics Company Limited †	41,210	70,820
Evertz Technologies Limited	1,640	20,099
Flextronics International Limited †	484,800	2,894,256
FLIR Systems Incorporated «	111,359	2,991,103
Foxconn International Holdings Limited †	378,000	241,483
FUJIFILM Holdings Corporation	68,500	1,662,529
Hakuto Company Limited	4,800	43,605
Halma plc	23,434	127,391
Hamamatsu Photonics	10,200	375,767
Hana Microelectronics PCL	194,800	118,742
Hannstar Display Corporation †	523,962	27,255
Hioki EE Corporation †	900	16,235
Hirose Electric Company Limited	4,300	397,892
Hitachi High Technologies Corporation	8,300	183,275
Hitachi Limited	636,000	3,529,106
Hon Hai Precision Industry Company Limited	1,509,388	4,104,746
Horiba Limited	5,500	172,268
Hosiden Corporation	6,500	45,768
Hoya Corporation	67,500	1,437,712
Ibiden Company Limited	18,400	435,980
Ingenico SA	5,163	202,743
Ingram Micro Incorporated †	104,273	1,877,957
Innolux Display Corporation †	919,723	396,552
Insight Enterprises Incorporated †	84,060	1,230,638
IPG Photonics Corporation †	18,000	689,940
Itron Incorporated †	78,962	2,797,624
Jabil Circuit Incorporated «	133,500	2,706,045
Japan Aviation Electronics Industry Limited	9,000	65,392
Japan Cash Machine Company Limited †	2,900	23,851
Ju Teng International Holdings Limited	76,000	11,608
Kaga Electronics Company Limited †	3,800	39,141
Keyence Corporation	5,800	1,484,064
Kingboard Chemicals Holdings Limited	89,950	244,767
Kingboard Laminates Holdings Limited	121,000	57,608
KOA Corporation	3,700	36,550
Kudelski SA	2,324	26,497
Kyocera Corporation	26,100	2,342,750
Kyocera Corporation ADR †	30	2,661
Laird Group plc	7,493	18,502
Largan Precision Company Limited †	20,244	333,810
LG Innotek Company Limited	2,021	125,162
LG Phillips LCD Company Limited †	35,770	852,924
Littelfuse Incorporated «	45,451	2,124,380
Mitsumi Electric Company Limited	8,700	63,306
MMI Holdings Limited	161,343	332,877
Molex Incorporated «	48,291	1,204,378
Molex Incorporated Class A	58,047	1,215,504
Muramoto Electron Thailand PCL †	300	1,925
Murata Manufacturing Company Limited	30,500	1,807,401
Nan Ya Printed Circuit Board Corporation †	26,197	60,681

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Nichicon Corporation	9,200	$98,358
Nidec Sankyo Corporation	3,000	20,442
Nihon Dempa Kogyo Company Limited	3,200	45,345
Nippon Chemi-Con Corporation	17,000	62,987
Nippon Electric Glass Company Limited	61,000	630,285
Oki Electric Industry Company Limited †	64,000	52,541
Omron Corporation	29,704	636,036
Optex Company Limited †	2,730	34,412
Osaki Electric Company Limited	5,000	46,820
Pan-International Industrial †	59,176	48,888
Plexus Corporation †«	70,400	1,911,360
Premier Farnell plc	18,366	51,995
Ryosan Company Limited	4,200	94,656
Ryoyo Electro Corporation	800	7,405
Samart Corporation PCL †	379,400	89,464
Samsung SDI Company Limited †	4,754	583,912
Sanshin Electronics Company Limited	900	7,453
Shimadzu Corporation	36,000	294,791
Sintek Photronic Corporation †	188,000	54,179
SMK Corporation †	11,000	37,842
Spectris plc	7,349	145,032
Star Micronics Company Limited	6,100	57,192
Synnex Technology International Corporation †	224,462	538,012
Taiyo Yuden Company Limited	15,000	125,614
Tamura Corporation	16,000	40,092
TDK Corporation	20,900	1,067,933
TE Connectivity Limited	49,774	1,578,334
Teikoky Tsushin Kogyo Company †	2,000	3,245
TOKO Incorporated †	14,000	28,048
Topcon Corporation	6,200	29,731
Toyo Corporation	3,700	38,474
TPK Holding Company Limited †	29,350	402,026
Trimble Navigation Limited †	85,259	3,672,958
Tripod Technology Corporation †	79,261	179,753
Truly International	22,000	3,830
Unimicron Technology Corporation †	208,402	228,326
Universal Display Corporation †«	79,100	3,081,736
Venture Corporation Limited †	33,000	170,724
Vishay Intertechnology Incorporated †	274,354	2,713,361
Vishay Precision Group †	17,769	253,208
Wasion Group Holdings Limited †	28,000	10,307
WBL Corporation Limited	16,000	37,447
Wintek Corporation †	225,484	164,094
WPG Holdings Company Limited †	262,227	275,113
Yageo Corporation †	232,000	68,124
Yamatake Corporation	7,900	173,230
Yaskawa Electric Corporation	33,000	283,536
Yokogawa Electric Corporation	29,700	281,298
Yokowo Company Limited †	3,200	16,653
Young Fast Optoelectronics Company Limited	13,071	27,948
		89,989,631

Internet Software & Services : 1.30%
Access Company Limited	32	16,745
Akamai Technologies Incorporated †	125,048	3,615,138
Alibaba.com Limited	162,766	168,950
AOL Incorporated †«	207,485	2,975,335
Baidu.com Incorporated ADR †	20,072	2,629,231
Daum Communications Corporation †	1,227	161,199
eAccess Limited	510	116,384
Earthlink Incorporated	211,193	1,330,516

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Internet Software & Services (continued)
eBay Incorporated †	216,208	$6,397,595
Equinix Incorporated †	32,672	3,267,853
G-Resources Group Limited †	1,353,000	85,766
Google Incorporated Class A †	50,342	30,174,491
Gourmet Navigator Incorporated †	1,800	20,188
Gree Incorporated	13,200	443,164
IAC InterActiveCorp	49,940	2,091,487
Internet Initiative Japan Incorporated	21	81,632
Kakaku.com Incorporated	4,600	176,381
Mixi Incorporated †	4	14,300
NetEase.com Incorporated ADR †«	12,292	554,246
NHN Corporation †	7,734	1,715,819
Open Text Corporation †	3,500	199,544
OpenTable Incorporated †«	44,400	1,570,428
Rackspace Hosting Incorporated †«	75,404	3,271,026
So-Net Entertainment Corporation †	16	60,821
Telecity Group plc †	21,802	209,614
Tencent Holdings Limited	141,000	2,755,854
Tiscali SpA †	588	31
United Internet AG	13,768	266,388
ValueClick Incorporated †«	159,190	2,461,077
VeriSign Incorporated «	115,500	3,878,490
VistaPrint NV †«	78,372	2,563,548
WebMD Health Corporation †	114,534	4,148,421
White Energy Company Limited †	56,094	28,272
Yahoo! Japan Corporation	1,966	622,961
		78,072,895

IT Services : 1.92%
Acxiom Corporation †	165,619	2,060,300
Alliance Data Systems Corporation †	36,280	3,715,435
Amadeus IT Holding SA	21,194	358,361
Atos Origin SA	3,333	162,847
Broadridge Financial Solutions Incorporated	80,013	1,805,893
CACI International Incorporated Class A †«	58,756	3,312,663
Cap Gemini SA	11,661	442,884
CGI Group Incorporated †	22,100	406,270
Cielo SA	61,387	1,634,520
Cognizant Technology Solutions Corporation Class A †	61,587	4,147,884
Computer Sciences Corporation	102,200	2,496,746
Computershare Limited	60,615	510,776
Convergys Corporation †«	211,277	2,729,699
Corelogic Incorporated †	213,156	2,830,712
CSG Systems International Incorporated †«	67,612	1,025,674
Digital Garage Incorporated	18	58,801
DST Systems Incorporated	26,500	1,259,545
Euronet Worldwide Incorporated †«	93,400	1,681,200
Fiserv Incorporated †	97,214	5,605,359
Gartner Incorporated †	61,900	2,341,677
Global Payments Incorporated	57,613	2,548,223
HCL Technologies Limited †	31,652	238,780
Hi Sun Technology China Limited †	309,000	91,108
Indra Sistemas SA	6,012	84,760
Ines Corporation	2,500	17,823
Infosys Technologies Limited †	66,965	3,411,405
Infosys Technologies Limited ADR «	17,827	920,230
International Business Machines Corporation	236,246	44,414,248
Iress Market Technology Limited †	10,643	84,914
IT Holdings Corporation	8,106	91,471
Itochu Techno-Science Corporation	4,300	185,745
Logica plc	104,184	132,181
Mphasis Limited †	9,756	61,575

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
IT Services (continued)
NEC Fielding Limited †	800	$9,852
Net One Systems Company Limited	60	154,781
Nihon Unisys Limited	9,400	59,265
Nomura Research Institute Limited	17,300	381,746
NS Solutions Corporation	600	12,320
NTT Data Corporation	168	522,273
OBIC Company Limited	990	181,364
Otsuka Corporation	2,800	192,109
Patni Computer Systems Limited †	1,797	16,252
Redecard SA	74,076	1,249,381
SAIC Incorporated †«	237,949	2,867,285
Satyam Computer Services Limited †	135,961	175,039
Satyam Computer Services Limited ADR †	16,451	41,292
SK C&C Company Limited	2,814	345,833
SMS Management & Technology Limited	7,620	36,744
Tata Consultancy Services Limited †	75,024	1,640,108
Tech Mahindra Limited †	3,875	42,809
Teletech Holdings Incorporated †	53,400	940,374
Teradata Corporation †	117,101	6,350,387
TietoEnator Oyj	2,740	42,313
TKC AS	2,200	44,266
Total System Services Incorporated «	129,350	2,592,174
Transcosmos Incorporated	1,300	15,085
Unisys Corporation †	77,400	1,869,210
Wipro Limited	38,558	284,688
Wipro Limited ADR «	28,596	274,522
Wirecard AG	9,255	153,456
Wright Express Corporation †«	72,951	3,828,468
		115,193,105

Office Electronics : 0.18%
Ability Enterprise Company Limited	40,000	35,795
Brother Industries Limited	35,400	478,689
Canon Incorporated	166,100	7,451,610
Canon Incorporated ADR	7	315
Konica Minolta Holdings Incorporated	73,000	552,039
Neopost SA	2,056	145,676
OCE NV †	3,572	32,158
Ricoh Company Limited	100,565	906,263
Riso Kagaku Corporation †	3,700	61,673
Toshiba TEC Corporation	19,000	71,739
Xerox Corporation	158,039	1,288,018
		11,023,975

Semiconductors & Semiconductor Equipment : 2.95%
Advanced Micro Devices Incorporated †«	381,600	2,171,304
Advanced Semiconductor Engineering Incorporated †	898,908	813,035
Advantest Corporation	21,400	240,867
Aixtron AG	8,010	104,842
Alicorp †	61,000	57,013
Altera Corporation	67,016	2,524,493
Analog Devices Incorporated	200,500	6,989,430
Applied Materials Incorporated	162,300	1,749,594
ARM Holdings plc	107,385	1,009,073
ASM International NV	1,848	50,198
ASM Pacific Technology	22,900	254,695
ASML Holding NV	33,599	1,326,468
Atmel Corporation †	295,203	2,618,451
ATMI Incorporated †	58,100	1,202,670

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Axell Corporation †	1,400	$29,352
Broadcom Corporation Class A	98,800	2,998,086
Cabot Microelectronics Corporation †	45,617	1,896,299
Cavium Incorporated †	94,107	3,071,652
CREE Incorporated †	79,263	1,972,063
CSR plc	9,097	25,121
Cymer Incorporated †	54,206	2,424,092
Cypress Semiconductor Corporation	336,100	6,409,427
Dainippon Screen Manufacturing Company Limited	30,000	228,944
Dialog Semiconductor plc †	8,213	152,136
Disco Corporation	3,800	203,558
Elan Microelectronics Corporation †	44,000	36,530
Elpida Memory Incorporated †	50,800	253,139
Epistar Corporation †	114,210	240,569
Fairchild Semiconductor International Incorporated †	249,782	3,234,677
Faraday Technology Corporation †	23,527	18,084
Ferrotec Corporation	3,100	30,310
First Solar Incorporated †«	10,600	507,316
Formosa Sumco Technology Corporation	12,600	11,758
Gintech Energy Corporation	66,008	62,707
Global Unichip Corporation †	4,386	14,322
Greatek Electronic Incorporated †	58,066	36,070
GT Advanced Technologies Incorporated †«	238,592	1,841,930
Hittite Microwave Corporation †	53,300	2,900,053
Hynix Semiconductor Incorporated	86,237	1,816,102
Infineon Technologies AG	90,081	748,852
Inotera Memories Incorporated †	214,888	30,742
Integrated Device Technology Incorporated †	300,482	1,742,796
Intel Corporation	612,134	15,248,258
International Rectifier Corporation †	135,800	2,855,874
Intersil Corporation Class A	245,879	2,613,694
King Yuan Electronics Company Limited †	144,063	49,111
Kinsus Interconnect Technology Corporation †	27,582	85,024
KLA-Tencor Corporation «	111,700	5,149,370
Kontron AG	3,147	22,368
Linear Technology Corporation «	142,400	4,361,712
LSI Logic Corporation †	376,593	2,116,453
Macronix International †	509,192	211,012
Mediatek Incorporated †	187,367	1,788,086
Microchip Technology Incorporated «	128,300	4,478,953
Micron Technology Incorporated †«	575,700	3,448,443
Micronics Japan Company Limited †	600	3,013
Microsemi Corporation †	169,100	3,003,216
Mimasu Semiconductor Industry Company Limited	600	4,967
Mitsui High-Tec Incorporated	6,300	29,240
MStar Semiconductor Incorporated	89,000	478,459
Nanya Technology Corporation †	379,367	30,695
NetLogic Microsystems Incorporated †	133,927	6,618,672
Novatek Microelectronics Corporation Limited †	83,790	211,039
Novellus Systems Incorporated †«	45,800	1,585,596
ON Semiconductor Corporation †	295,700	2,226,621
PMC-Sierra Incorporated †	456,733	2,553,137
Powertech Technology Incorporated †	132,914	302,949
PV Crystalox Solar plc	8,268	560
Q-Cells AG †	3,594	3,195
Radiant Opto Electronics Corporation †	108,150	328,639
Rambus Incorporated †	201,500	1,607,970
Realtek Semiconductor Corporation †	50,482	75,553
Renesas Electronics Corporation †	6,100	40,736
Renewable Energy Corporation AS †	22,630	14,993
RF Micro Devices Incorporated †«	530,623	3,305,781
Richtek Technology Corporation †	15,166	62,261
Rohm Company Limited	14,100	675,429

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Samsung Electronics Company Limited	18,419	$16,763,489
Sanken Electric Company Limited	16,000	55,192
Semiconductor Manufacturing International Corporation †	3,332,000	169,512
Semtech Corporation †	126,600	2,937,120
Seoul Semiconductor Company Limited	4,653	88,195
Shindengen Electric Manufacturing Company Limited	9,000	38,322
Shinkawa Limited	2,200	10,278
Shinko Electric Industries	6,300	48,047
Silex Systems Limited †	14,168	29,954
Silicon Laboratories Incorporated †«	86,165	3,724,051
Siliconware Precision Industries Company †	483,471	452,891
Sino-Tech International Holdings Limited †	2,700,000	35,516
Soitec SA †	13,811	71,718
Solarworld AG	3,922	16,453
STMicroelectronics NV	49,579	312,371
Sumco Corporation	14,300	121,236
Taiwan Semiconductor Manufacturing Company Limited †	4,040,298	10,129,060
Teradyne Incorporated †«	362,508	4,879,358
Tessera Technologies Incorporated †	98,300	1,705,505
Texas Instruments Incorporated	129,900	3,909,990
Tokyo Electron Limited	25,300	1,384,306
Tokyo Seimitsu Company Limited	4,100	84,890
Transcend Information Incorporated †	36,130	82,865
Triquint Semiconductor Incorporated †«	319,300	1,395,341
ULVAC Incorporated	9,400	128,246
United Microelectronics Corporation †	2,033,301	902,232
Veeco Instruments Incorporated †«	80,200	1,996,178
VIA Technologies Incorporated †	150,971	100,084
Windbond Electronics Corporation †	630,000	81,491
Xilinx Incorporated «	174,300	5,701,353
		176,995,143

Software : 2.72%
ACI Worldwide Incorporated †	67,500	2,030,400
Adobe Systems Incorporated †	96,444	2,644,494
Advent Software Incorporated †«	64,880	1,751,760
Ansys Incorporated †	63,845	3,956,475
Ariba Incorporated †	184,500	5,599,575
Asseco Poland SA	10,340	153,496
athenahealth Incorporated †«	67,763	4,025,122
Autodesk Incorporated †	157,398	5,362,550
Aveva Group plc	3,449	85,533
BMC Software Incorporated †	123,700	4,411,142
CA Incorporated	47,100	998,520
Cadence Design Systems Incorporated †«	529,100	5,788,354
Capcom Company Limited	7,500	192,382
Check Point Software Technologies †«	111,814	6,187,787
Citrix Systems Incorporated †	36,700	2,620,013
CommVault Systems Incorporated †	80,900	4,015,067
Concur Technologies Incorporated †«	90,720	4,284,706
Dassault Systemes SA	4,240	347,166
DTS Corporation	800	9,492
Factset Research Systems Incorporated	30,041	2,800,722
Financial Technologies (India) Limited †	3,146	37,013
Fortinet Incorporated †	80,000	1,919,200
Fuji Soft Incorporated	2,600	43,825
I-Flex Solutions Limited †	2,030	80,063
Informatica Corporation †	73,638	3,310,396
Intuit Incorporated	54,142	2,882,520
Kingdee International Software Group Company Limited	408,000	138,791
Konami Corporation	12,500	375,968

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Software (continued)
MacDonald Dettwiler & Associates Limited	1,866	$87,816
Mentor Graphics Corporation †«	180,272	2,296,665
Micro Focus International plc	20,166	115,008
Micros Systems Incorporated †	56,429	2,661,756
Microsoft Corporation	868,871	22,225,720
Misys plc	22,999	90,967
NCsoft Corporation	2,174	591,564
Neowiz Games Corporation	3,490	167,890
Nice Systems Limited †	4,405	147,716
Nintendo Company Limited	16,200	2,466,243
Nippon System Development Company Limited	4,000	31,460
Nuance Communications Incorporated †«	159,844	3,928,966
Obic Business Consultants Limited †	300	13,017
Oracle Corporation	771,015	24,171,320
Oracle Corporation (Japan)	4,300	144,283
Red Hat Incorporated †	134,152	6,718,332
Rovi Corporation †	77,189	2,141,995
Royalblue Group plc	2,334	57,323
Sage Group plc	99,431	454,420
Salesforce.com Incorporated †«	24,767	2,932,908
SAP AG	69,478	4,160,294
Shanda Interactive Entertainment Limited †	7,308	297,074
Software AG	3,724	160,529
Solera Holdings Incorporated	49,260	2,330,983
Square Enix Company Limited	7,200	147,464
SuccessFactors Incorporated †«	60,600	1,551,360
Sumisho Computer Systems	4,300	70,055
Symantec Corporation †	87,500	1,430,625
Take-Two Interactive Software Incorporated †«	165,740	2,312,073
Tecmo Koei Holdings Company Limited	8,000	65,077
Temenos Group AG †	5,073	84,972
TiVo Incorporated †«	233,367	2,305,666
Trend Micro Incorporated	16,500	506,522
Ubisoft Entertainment †	3,327	24,177
Verifone Holdings Incorporated †	70,699	3,100,151
VMware Incorporated †	57,711	5,579,499
Websense Incorporated †	78,508	1,421,780
		163,046,202

Materials : 7.10%
Chemicals : 2.66%
A Schulman Incorporated	57,794	1,194,602
Achilles Corporation †	8,000	10,956
Adeka Corporation	14,900	143,520
Agrium Incorporated	11,200	786,125
Air Liquide SA	21,160	2,677,377
Air Products & Chemicals Incorporated	40,500	3,391,875
Air Water Incorporated	25,000	326,601
Airgas Incorporated	46,605	3,586,255
Akzo Nobel NV	18,959	959,386
Alexandria Mineral Oils Company †	1,424	15,249
Arkema	3,160	230,187
Asahi Kasei Corporation	182,000	1,104,006
Asahi Organic Chemicals Industry Company Limited †	3,000	7,659
Ashland Incorporated	47,789	2,658,024
Asian Paints Limited †	9,321	517,433
BASF SE NPV	68,299	4,989,470
Batu Kawan Berhad	29,000	154,394
Brenntag AG	2,101	201,744
C Uyemura & Company Limited	300	10,509
Castrol India Limited †	13,536	115,127

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Chemicals (continued)
CF Industries Holdings Incorporated	14,093	$1,970,201
Cheil Industries Incorporated †	7,717	694,522
China Petrochemical Development Corporation †	309,010	273,913
China Steel Chemical Corporation †	25,000	99,779
Christian Hansen Holding AS	5,543	117,376
Chugoku Marine Paints Limited	5,000	33,778
Ciech SA †	645	3,167
Clariant AG	17,409	171,160
Coromandel International Limited	25,974	143,855
Croda International	12,671	363,775
Cytec Industries Incorporated	96,075	4,530,897
Daicel Chemical Industries Limited	44,000	246,577
Dainichiseika Color & Chemicals Manufacturing Company Limited †	15,000	67,202
Dainippon Ink & Chemicals Incorporated	139,000	234,734
Daiso Company Limited †	4,000	13,511
DC Chemical Company Limited †	3,438	725,260
Denki Kagaku Kogyo Kabushiki Kaisha	66,000	259,745
Dow Chemical Company	131,844	3,653,397
DuluxGroup Limited	39,654	115,409
Earth Chemical Company Limited †	1,200	44,935
Eastman Chemical Company	86,900	3,442,978
Ecolab Incorporated	48,238	2,750,531
EI du Pont de Nemours & Company	104,791	5,000,627
EMS-Chemie Holdings AG	477	82,928
Eternal Chemical Company Limited †	140,817	105,956
Filtrona plc	12,643	78,034
FMC Corporation	49,613	4,163,523
Formosa Chemicals & Fibre Corporation †	779,170	2,049,012
Formosa Plastics Corporation †	907,298	2,448,235
Frutarom Industries Limited	1,818	15,395
Fufeng Group Limited	66,000	35,729
Fujimi Incorporated †	1,000	11,723
Givaudan SA	624	579,963
Global Bio-Chem Technology Group Company Limited	179,200	38,700
Grasim Industries Limited †	8,057	363,307
Grasim Industries Limited GDR	2,371	106,331
Hanwha Chem Corporation †	14,353	345,570
Hitachi Chemical Company Limited	13,500	260,625
Honam Petrochemical Corporation	2,009	583,120
Huabao International Holdings Limited	294,000	172,971
Huntsman Corporation	142,029	1,552,377
Hyosung Corporation	3,096	174,298
Incitec Pivot Limited	217,571	752,437
Intrepid Potash Incorporated †	35,300	817,548
Ishihara Sangyo Kaisha Limited †	110,000	128,504
Israel Chemicals Limited	30,578	329,297
Johnson Matthey plc	16,136	486,426
JSR Corporation	26,800	522,525
K S AG	14,092	767,354
Kaneka Corporation	43,000	231,341
Kansai Paint Company Limited	35,000	333,199
Kanto Denka Kogyo Company Limited	6,000	24,547
Kemira Oyj	5,300	65,730
Kolon Industries Incorporated	2,265	122,342
Koninklijke DSM NV	12,891	627,763
Korea Kumho Petrochemical Company †	2,618	432,009
KP Chemical Corporation †	5,520	86,122
Kuraray Company Limited	49,500	710,384
Kureha Corporation	14,000	67,702
LANXESS AG	5,303	297,483
Lee Chang Yung Chemical Industry Corporation †	59,719	83,647
LG Chem Limited	6,791	2,032,484

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Chemicals (continued)
Linde AG	13,597	$2,095,444
Lintec Corporation	6,500	118,552
LyondellBasell Class A	39,000	1,274,130
Methanex Corporation	5,900	144,615
Mexichem SAB de CV	117,200	409,984
Minerals Technologies Incorporated	34,842	2,020,836
Mitsubishi Chemical Holdings Corporation	203,000	1,179,315
Mitsubishi Gas Chemical Company Incorporated	67,000	398,993
Mitsui Chemicals Incorporated	143,000	464,960
Monsanto Company	104,408	7,668,768
Mosaic Company	54,605	2,880,960
Nan Ya Plastics Corporation	1,179,570	2,196,773
NewMarket Corporation «	18,758	3,712,021
Nihon Nohyaku Company Limited	2,000	8,602
Nihon Parkerizing Company Limited	6,000	76,195
Nippon Chemical Industrial Company Limited	4,000	6,585
Nippon Kayaku Company Limited	24,000	243,433
Nippon Paint Company Limited	43,000	308,272
Nippon Shokubai Company Limited	24,000	262,868
Nippon Soda Company Limited	15,000	63,640
Nippon Synthetic Chemical Industry Company Limited	7,000	41,099
Nippon Valqua Industries Limited	4,000	9,942
Nissan Chemical Industries Limited	22,000	208,206
Nitto Denko Corporation	26,600	1,105,678
NOF Corporation	39,000	198,494
Novozymes A/S B Shares	20,790	666,780
Nufarm Limited †	39,523	199,625
Nuplex Industries Limited †	14,767	29,666
OCI Materials Company Limited †	682	58,336
Okamoto Industries Incorporated †	4,000	17,118
Olin Corporation	139,600	2,652,400
OM Group Incorporated †	64,100	1,458,275
Orica Limited	51,639	1,381,630
Oriental Union Chemical Corporation †	72,660	92,790
Petkim Petrokimya Holding SA †	51,350	60,025
Petronas Chemicals Group Berhad	413,500	796,753
Potash Corporation of Saskatchewan	64,900	2,829,015
Praxair Incorporated	59,302	6,048,804
PTT Global Chemical PCL	185,323	389,434
Rockwood Holdings Incorporated †	46,800	2,085,408
RPM International Incorporated	256,318	6,049,105
Sakai Chemical Industry Company Limited	33,000	132,994
Samsung Fine Chemicals Company †	2,398	117,488
Sanyo Chemical Industries Limited	8,000	55,337
Scotts Miracle-Gro Company «	80,892	3,566,528
Sensient Technologies Corporation	97,799	3,693,868
Sherwin-Williams Company	61,500	5,340,045
Shikoku Chemicals Corporation †	4,000	21,228
Shin-Etsu Chemical Company Limited	57,300	2,880,707
Shin-Etsu Polymer Company Limited	3,100	14,024
Showa Denko KK	200,000	408,227
Sidi Kerir Petrochemcials Company	9,866	20,435
Sigma-Aldrich Corporation «	71,844	4,656,210
Sika AG	143	268,214
Sino Union Energy Investment Group Limited †	280,000	19,227
Sinochem Hong Kong Holding Limited	212,000	67,039
SK Chemicals Company Limited †	1,933	114,649
SKC Company Limited †	2,740	110,866
Solvay SA	3,884	364,580
ST Corporation †	700	8,874
Stella Chemifa Corporation	600	18,867
Sumida Electric	3,100	78,767
Sumitomo Bakelite Company Limited	25,000	143,480

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Chemicals (continued)
Sumitomo Chemical Company Limited	269,000	$1,027,556
Symrise AG	6,829	184,440
Syngenta AG	7,309	2,150,841
Synthos SA †	150,781	192,552
Taiwan Fertilizer Company Limited †	113,000	271,141
Taiyo Nippon Sanso Corporation	48,000	350,652
Takasago International Corporation	13,000	63,888
Tata Chemicals Limited †	33,523	226,175
Teijin Limited	136,000	416,149
Tenma Corporation †	1,000	9,078
Tessenderlo Chemie NV †	899	24,972
Tessenderlo Chemie VVPR Strips	75	8
The Israel Corporation Limited	200	132,544
Tikkurila Oyj	1,325	25,749
Toagosei Company Limited	34,000	145,860
Tokai Carbon Company Limited	31,000	158,538
Tokuyama Corporation	47,000	160,413
Tokyo Ohka Kokyo	6,500	138,635
Toray Industries Incorporated	232,000	1,739,283
Tosoh Corporation	78,000	228,263
Toyo Ink Manufacturing Company Limited	33,000	122,765
TSRC Corporation †	155,300	374,181
UBE Industries Limited Japan	152,000	430,026
Umicore SA	8,333	358,764
United Phosphorus Limited †	41,622	111,616
USI Corporation †	122,000	105,259
Victrex plc	5,337	98,724
Wacker Chemie AG	1,172	112,193
WR Grace & Company †	119,435	4,976,856
Yara International ASA	15,694	638,845
Yushiro Chemical Industry Company Limited †	600	6,988
Zaklady Azotowe Pulawy SA	351	9,726
Zeon Corporation	29,000	246,588
		159,378,920

Construction Materials : 0.27%
Adelaide Brighton Limited	79,668	244,770
Ambuja Cements Limited †	140,699	407,325
Anhui Conch Cement Company Limited	192,000	627,467
Asia Cement Corporation †	321,635	355,592
Associated Cement Companies Limited †	17,798	395,412
BBMG Corporation	183,000	139,231
Boral Limited	92,754	344,969
Brickworks Limited	6,701	76,458
Buzzi Unicem SpA	3,462	31,836
Cemex SAB de CV †	1,604,348	747,125
China Resources Cement Holdings Limited	334,000	250,419
China Shanshui Cement Group Limited	198,000	145,961
Ciments Francais SA	116	9,170
Cimpor Cimentos de Portugal SA	13,097	91,605
CRH plc	56,035	1,069,745
Fletcher Building Limited-Australia Exchange	7,993	37,852
Fletcher Building Limited-New Zeland Exchange	90,899	430,188
Goldsun Development & Construction Company Limited †	146,675	58,354
Heidelbergcement AG	10,652	449,417
Holcim Limited	19,527	1,093,810
Imerys SA	2,256	114,448
India Cements Limited †	26,354	37,453
Indocement Tunggal Prakarsa TBK PT	253,000	429,846
Italcementi SpA	3,427	21,558
Italcementi SpA RSP	2,435	6,676

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Construction Materials (continued)
Italmobiliare SpA	261	$3,673
James Hardie Industries NV	57,969	416,461
Lafarge Malayan Cement Berhad †	55,470	122,251
Lafarge SA	13,960	510,268
Martin Marietta Materials Incorporated «	32,089	2,511,285
Nuh Cimento Sanayi AS †	7,805	49,149
Pretoria Portland Cement Company Limited	90,325	302,701
RHI AG †	386	7,935
SA Des Ciments Vicat	887	48,330
Semen Gresik Persero TBK PT	495,500	515,604
Shree Cement Limited †	2,671	107,229
Siam Cement PCL †	23,700	277,404
Siam Cement PCL - Foreign Regristion	31,300	364,757
Siam City Cement PCL	10,000	78,922
Suez Cement Company †	4,510	18,801
Sumitomo Osaka Cement Company Limited	56,000	162,760
Taiheiyo Cement Corporation	221,000	429,318
Taiwan Cement Corporation †	699,746	778,424
TCC International Holdings Limited †	121,000	49,270
Texas Industries Incorporated «	48,512	1,228,809
Titan Cement Company SA	2,650	42,516
Ultra Tech Cement Limited †	13,602	302,243
YTL Cement Berhad †	14,000	19,854
		15,964,651

Containers & Packaging : 0.62%
Amcor Limited	192,143	1,469,305
AMVIG Holdings Limited	144,000	86,176
AptarGroup Incorporated	120,182	6,104,044
Ball Corporation	112,700	3,956,897
Bemis Company Incorporated	68,114	2,008,682
Cascades Incorporated	2,512	10,590
CCL Industries Incorporated	1,924	59,270
Crown Holdings Incorporated †«	107,593	3,476,330
DS Smith plc	27,576	87,114
FP Corporation	1,500	98,139
Fuji Seal International Incorporated	2,400	44,720
Greif Incorporated Class A «	47,080	2,194,870
Huhtamaki Oyj	4,400	51,205
Hutchison Port Holdings Trust	679,000	414,105
La Seda de Barcelona SA †	48,278	3,462
Mayr-Melnhof Karton AG †	610	51,731
Nihon Yamamura Glass Company Limited	9,000	21,494
Owens-Illinois Incorporated †	109,811	2,144,609
Packaging Corporation of America	68,201	1,773,908
Rengo Company Limited	50,000	355,793
Rexam plc	60,844	329,921
Sealed Air Corporation	129,100	2,274,742
Silgan Holdings Incorporated	31,100	1,211,034
Smurfit Kappa Group plc - Ireland Exchange †	6,101	36,950
Smurfit Kappa Group plc - London Exchange †	4,061	24,595
Sonoco Products Company	66,739	2,167,683
Temple-Inland Incorporated	208,800	6,646,104
Toyo Seikan Kaisha Limited	24,000	334,412
		37,437,885

Metals & Mining : 3.26%
Aber Diamond Corporation †	3,050	34,120
Acerinox SA	7,510	101,525
African Minerals Limited †(a)	11,252	78,201

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Metals & Mining (continued)
African Rainbow Minerals Limited †	11,342	$252,930
Agnico Eagle Mines Limited	11,922	534,646
Aichi Steel Corporation	18,000	94,395
Alacer Gold Corporation †	13,205	152,771
Alamos Gold Incorporated	6,612	111,826
Alkane Resources Limited †	26,657	28,025
Allegheny Technologies Incorporated «	73,939	3,713,217
Allied Nevada Gold Corporation †	159,100	5,710,099
Alumina Limited	317,758	463,512
Aluminum Corporation of China Limited	584,000	284,818
Aneka Tambang TBK PT	392,674	73,060
Anglo American plc	100,668	3,843,200
Anglo Platinum Limited	11,072	755,383
Anglogold Ashanti Limited	67,024	3,175,354
Antofagasta plc	29,101	543,440
APERAM	2,997	48,350
Aquarius Platinum Limited	50,501	135,892
ArcelorMittal	69,433	1,307,580
Assore Limited	18,327	494,668
Atlas Iron Limited	113,981	359,253
AuRico Gold Incorporated Npv †	16,695	167,286
Aurizon Mines Limited †	6,389	39,338
Ausdrill Limited †	34,797	107,548
Barrick Gold Corporation	75,100	3,979,759
Beadell Resources Limited †	66,580	49,583
BHP Billiton Limited	465,297	17,433,134
BHP Billiton plc	162,764	5,005,370
Bhushan Steel Limited	8,325	51,921
BlueScope Steel Limited	432,794	176,500
BlueScope Steel Limited - Placement Shares	192,353	79,126
Boliden AB	21,000	304,467
Borneo Lumbung Energi & Metal TBK PT †	1,254,000	115,912
Bradespar SA	4,300	84,414
Cap SA †	15,398	556,615
Carpenter Technology Corporation «	85,400	4,623,556
Centamin Egypt Limited †	66,898	104,696
Centerra Gold Incorporated	13,776	307,409
CGA Mining Limited †	44,347	103,527
China Metal Recycling Holdings Limited	65,400	76,389
China Mining Resources Group Limited †(a)	156,000	2,251
China Rare Earth Holdings Limited †	278,043	59,958
China Steel Corporation †	1,906,413	1,857,337
China Zhongwang Holdings Limited	128,000	45,422
Chubu Steel Plate Company Limited	2,600	13,471
Chung Hung Steel Corporation †	110,954	33,372
Cia de Minas Buenaventura SA †	21,516	823,034
Cia Minera Milpo SA	72,475	127,479
Cia Siderurgica Nacional SA †	134,278	1,095,253
Cia Vale do Rio Doce	219,746	5,061,200
Cliffs Natural Resources Incorporated «	96,016	6,510,845
Coal of Africa Limited †	38,864	35,296
Coeur D’alene Mines Corporation †	172,294	5,043,045
Commercial Metals Company	223,834	3,129,199
Compania de Minas Buenaventura SA ADR	5,559	217,635
Compass Minerals International Incorporated	64,109	4,913,955
Cudeco Limited †	10,995	43,387
Daido Steel Company Limited	51,000	334,128
Delong Holdings Limited †	7,000	1,536
Detour Gold Corporation †	6,848	199,609
Dongkuk Steel Mill Company Limited †	4,963	101,385
Dowa Mining Company Limited	39,000	259,232
Eastern Platinum Limited †	32,617	18,228

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Metals & Mining (continued)
El Ezz Aldekhela Steel Alexandria †	164	$11,908
El Ezz Steel Company †	15,612	13,480
Eldorado Gold Corporation	38,570	700,345
Eramet	461	60,503
Eregli Demir Ve Celik Fabrikalari Tas	147,713	276,367
Eurasian Natural Resources Corporation	24,425	256,545
European Goldfields Limited †	6,327	61,722
Exxaro Resources Limited	10,919	243,691
Feng Hsin Iron & Steel Company †	61,690	98,124
First Quantum Minerals Limited	43,520	878,976
Fortescue Metals Group Limited	177,211	882,795
Fosun International	168,000	92,740
Franco-Nevada Corporation	8,007	339,058
Freeport-McMoRan Copper & Gold Incorporated	108,100	4,280,760
Fresnillo plc	15,690	424,296
Fushan International Energy Group Limited	438,000	178,177
Gabriel Resources Limited †	32,774	232,964
Gerdau SA	18,606	119,249
Gindalbie Metals Limited †	94,123	51,554
Glencore International plc †	103,787	650,602
Godo Steel Limited	7,000	17,521
Gold Fields Limited	112,575	1,896,957
Goldcorp Incorporated	59,880	3,226,046
Golden Star Resources Limited †	13,559	27,784
Grupo Mexico SAB de CV	640,556	1,716,041
Harmony Gold Mining Company Limited	65,178	917,616
Hecla Mining Company «	546,477	3,382,693
Hidili Industry International Development Limited †	88,000	30,663
Hindalco Industries Limited †	173,288	420,374
Hindalco Industries Limited GDR 144A	47,917	112,849
Hindustan Zinc Limited	26,260	61,188
Hitachi Metals Limited	21,000	235,976
Hudbay Minerals Incorporated	14,987	152,081
Hyundai Hysco †	8,120	307,097
Hyundai Steel Company †	8,838	784,568
Iamgold Corporation	26,349	532,689
Iluka Resources Limited	59,520	960,470
Impala Platinum Holdings Limited	100,425	2,135,759
Independence Group NL	26,428	125,023
Indophil Resources NL †	152,574	61,734
Industrias Penoles SAB de CV	14,823	673,983
Inmet Mining Corporation	3,352	196,496
International Nickel Indonesia TBK	247,428	85,626
Intrepid Mines Limited †	100,257	115,452
Ivanhoe Mines Limited †	21,381	461,181
JFE Holdings Incorporated	75,200	1,384,207
Jiangxi Copper Company Limited	236,000	559,356
Jindal Steel & Power Limited †	66,764	659,973
JSC MMC Norilsk Nickel ADR	160,592	2,821,601
JSW Steel Limited †	21,218	245,188
Kazakhmys plc	16,983	247,746
KGHM Polska Miedz SA	23,225	923,002
Kingsgate Consolidated Limited	17,704	122,291
Kinross Gold Corporation	85,007	1,196,824
Kobe Steel Limited	412,000	657,894
Korea Zinc Company Limited	1,674	515,985
Koza Altin Isletmeleri AS	13,742	206,647
Kumba Iron Ore Limited	12,294	774,426
Kyoei Steel Limited	2,500	50,293
Labrador Iron Ore Royalty Corporation	3,556	129,766
Lake Shore Gold Corporation †	38,384	52,687
Lonmin plc	8,473	142,958
Lundin Mining Corporation †	21,355	83,749

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Metals & Mining (continued)
Lynas Corporation Limited †	235,520	$317,509
Major Drilling Group International	4,509	59,681
Maruichi Steel Tube Limited	12,400	273,276
Medusa Mining Limited	21,450	131,862
Melewar Industrial Group †	1	0
Mercator Minerals Limited †	33,385	59,900
Midas Holdings Limited	65,000	17,941
Mincor Resources NL	16,028	12,827
Minefinders Corporation †	4,880	58,659
Minera Frisco SAB de CV †	88,177	326,564
Mineral Deposit Limited †	6,406	36,441
Mirabela Nickel Limited †	50,990	81,477
Mitsubishi Materials Corporation	234,000	658,549
Mitsubishi Steel Manufacturing Company Limited	10,000	27,082
Mitsui Mining & Smelting Company Limited	75,000	194,337
Mitsui Mining Company Limited	5,500	7,375
Mittal Steel South Africa Limited	25,355	192,947
Molycorp Incorporated †«	41,300	1,398,005
Mongolian Mining Corporation †	163,500	129,310
Mount Gibson Iron Limited	106,035	144,150
Murchison Metals Limited †	36,942	16,190
Mytilineos Holdings SA †	1,209	5,138
Nakayama Steel Works Limited	14,000	11,625
Nakornthai Strip Mill plc †	5,418,300	24,336
National Aluminium Company Limited	36,556	37,479
Neturen Company Limited	900	6,824
New Gold Incorporated †	34,586	387,247
Newcrest Mining Limited	108,285	3,950,365
Newmont Mining Corporation	94,364	6,499,792
Newmont Mining Corporation of Canada Limited	4,136	287,304
Nippon Denko Company Limited	10,000	44,857
Nippon Light Metal Company Limited	79,000	105,023
Nippon Metal Industry Company Limited	19,000	16,253
Nippon Steel Corporation	895,000	2,172,654
Nippon Yakin Kogyo Company Limited	12,500	19,610
Nisshin Steel Company Limited	107,000	153,437
Nittetsu Mining Company Limited	3,000	12,042
NMDC Limited	58,724	211,550
Norddeutsche Affinerie AG	2,066	117,893
Norsk Hydro ASA	56,832	273,802
Northam Platinum Limited	51,691	211,063
Northern Dynasty Minerals †	2,200	15,379
NovaGold Resources Incorporated †	12,820	148,694
Nyrstar	7,466	64,279
Nyrstar VVPR Strip †	3,073	8
Ocean Grand Holdings Limited †(a)	102,000	0
Om Holdings Limited	28,126	11,557
OneSteel Limited	190,185	170,530
Osisko Mining Corporation †	24,959	275,786
Outokumpu Oyj	5,218	41,812
OZ Minerals Limited	44,632	504,760
Pacific Metals Company Limited	21,000	107,352
Pan American Silver Corporation	7,299	190,070
Pan Australian Resources Limited †	77,441	269,710
Perseus Mining Limited †	78,037	236,554
Petropavlovsk plc	8,669	99,018
Philex Mining Corporation	281,700	153,485
Pilot Gold Incorporated †	4,936	5,904
POSCO †	11,430	3,852,214
Quadra FNX Mining Limited †	9,673	104,796
Randgold Resources Limited	7,538	801,958
Rautaruukki Oyj	4,052	39,417

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Metals & Mining (continued)
Real Gold Mining Limited (a)(i)	41,000	$19,369
Regis Resources Limited †	88,984	309,079
Reliance Steel & Aluminum Company	49,400	2,426,034
Resolute Mining Limited	138,853	288,957
Rio Tinto Limited	64,546	4,395,250
Rio Tinto plc	103,169	5,431,397
Royal Gold Incorporated «	38,085	3,102,023
RTI International Metals Incorporated †«	58,732	1,603,384
Sally Malay Mining Limited	21,272	31,767
Salzgitter AG	2,771	143,864
Sandfire Resources NL †	24,651	167,531
Sanyo Special Steel Company Limited	18,000	99,473
Schnitzer Steel Industries Incorporated «	48,509	2,250,333
Seabridge Gold Incorporated †	2,100	48,755
Semafo Incorporated	15,505	116,901
Sesa Goa Limited †	55,179	199,316
Sherritt International Corporation	27,940	152,308
Shree Precoated Steels Limited †	3,781	343
Silver Standard Resources Incorporated †	5,023	73,871
Silver Wheaton Corporation	24,941	839,477
Silvercorp Metals Incorporated	8,391	64,252
Sims Group Limited	28,188	382,339
Sociedad Minera Cerro Verde SA †	3,244	115,486
Sociedad Minera El Brocal SA	3,920	65,612
Southern Copper Corporation	19,500	607,035
SSAB Svenskt Stal AB Class A	9,251	84,140
SSAB Svenskt Stal AB Class B †	4,150	33,043
St Barbara Limited †	67,401	156,828
Steel Authority of India Limited †	76,756	120,481
Steel Dynamics Incorporated	145,300	1,915,054
Sterlite Industries India Limited	234,216	461,695
Stillwater Mining Company †«	198,900	2,169,999
Straits Resources Limited †	76,749	49,838
Sumitomo Light Metal Industries Limited	128,000	120,626
Sumitomo Metal Industries Limited	514,000	906,421
Sumitomo Metal Mining Company Limited	80,000	1,079,468
Sumitomo Titanium Corporation	3,700	189,027
Sundance Resources Limited Australia †	558,512	226,269
Sylvania Platinum Limited †	6,222	2,401
Talvivaara Mining Company plc	21,825	82,298
Taseko Mines Limited †	8,732	27,225
Tata Steel Limited †	116,302	877,185
Teck Cominco Incorporated Limited	35,908	1,314,931
Teranga Gold Corporation	13,496	28,788
Thompson Creek Metals Company Incorporated †	6,878	48,216
Thyssenkrupp AG	31,499	813,616
Toho Titanium Company Limited †	4,800	93,808
Toho Zinc Company Limited	18,000	72,780
Tokyo Rope Manufacturing Company Limited	29,000	61,042
Tokyo Steel Manufacturing Company Limited	16,100	137,138
Ton Yi Industrial Corporation †	49,350	22,835
Topy Industries Limited	18,000	46,093
Trans Hex Group Limited †	3,465	1,554
Tung Ho Steel Enterprise Corporation †	87,962	78,043
Tycoons Worldwide Groups Thailand PCL †	54,500	12,589
United Company Rusal plc	365,000	265,294
United States Steel Corporation «	100,807	2,752,031
Usinas Siderurgicas de Minas Gerais SA †	46,888	461,529
Vedanta Resources plc	6,812	114,252
Viohalco SA	1,430	6,090
Voestalpine AG	7,838	227,932
Volcan Cia Minera Saa	145,712	174,822
Western Areas NL	13,015	80,084

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Metals & Mining (continued)
Worthington Industries «	117,519	$2,067,159
Xingda International Holdings Limited	186,000	90,650
Xstrata plc	150,170	2,410,775
Yamana Gold Incorporated	53,481	901,881
Yamato Kogyo Company Limited	6,500	180,067
Yieh Phui Enterprise †	126,616	41,873
Yodogawa Steel Works Limited	16,000	71,347
Young Poong Corporation	239	230,069
Zijin Mining Group Company Limited Class H	1,003,000	444,224
ZPH Stalprodukt SA	474	39,384
		195,368,097

Paper & Forest Products : 0.29%
AbitibiBowater Incorporated †«	144,247	2,168,032
Ahlstrom Oyj †	1,791	29,331
Canfor Corporation †	5,308	53,863
China Grand Forestry Resources Group Limited	3,638,000	17,037
Chuetsu Pulp & Paper Company Limited †	4,000	6,490
Compania Manufacturera De Papeles y Cartones SA †	203,982	717,586
Daiken Corporation	5,000	14,831
Daio Paper Corporation †	17,000	119,655
Domtar Corporation †	25,700	2,018,221
Fibria Celulose SA	27,515	208,757
Gunns Limited	59,667	10,179
Hokuetsu Paper Mills Limited	16,000	101,578
Holmen AB Class B	2,500	69,215
Lee & Man Paper Manufacturing Limited	168,000	61,129
Louisiana-Pacific Corporation †«	249,595	1,991,768
MeadWestvaco Corporation	116,000	3,462,600
Mitsubishi Paper Mills Limited	15,000	13,989
Mondi plc	23,736	171,197
Mondi Swiecie SA †	1,542	28,625
Nine Dragons Paper Holdings Limited	225,000	154,668
Nippon Paper Group Incorporated	15,500	332,247
OJI Paper Company Limited	140,000	697,865
Paperlinx Limited †	60,182	4,783
Rayonier Incorporated	80,969	3,290,580
Sappi Limited	70,812	214,958
Shihlin Paper Corporation †	26,000	37,656
Sino-Forest Corporation †(a)	14,102	0
Stora Enso Oyj	37,695	236,029
Svenska Cellulosa AB Class A †	1,000	15,275
Svenska Cellulosa AB Class B	42,500	632,401
Tokushu Tokai Holdings Company Limited †	7,000	16,784
UPM-Kymmene Oyj	39,083	457,535
West Fraser Timber Company Limited	2,275	104,298
Yuen Foong Yu Paper Manufacturing Company Limited †	175,565	70,102
		17,529,264

Telecommunication Services : 2.84%
Diversified Telecommunication Services : 1.64%
AboveNet Incorporated «	43,983	2,627,544
AT&T Incorporated	691,098	20,028,020
BCE Incorporated	18,000	705,917
Belgacom SA	8,553	271,616
Bell Aliant Incorporated	11,577	311,119
Bezeq Israeli Telecommunication Corporation Limited	139,782	264,190
BT Group plc	652,647	1,952,993

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Diversified Telecommunication Services (continued)
Cable & Wireless Communication plc	158,839	$96,744
Cable & Wireless Worldwide plc	158,839	41,981
CenturyTel Incorporated	68,971	2,587,792
China Telecom Corporation Limited	2,366,000	1,451,370
China Unicom Limited	797,688	1,731,825
Chorus Limited	54,612	140,299
Chunghwa Telecom Company Limited	652,602	2,163,300
Cincinnati Bell Incorporated †«	363,158	1,067,685
Citic 1616 Holdings Limited	350	78
Colt Telecom Group SA †	4,296	6,469
Deutsche Telekom AG	221,191	2,872,082
Elisa Oyj	8,050	175,050
France Telecom SA	134,618	2,323,578
France Telecom SA ADR «	11,264	194,529
Frontier Communications Corporation «	664,141	3,798,887
Hellenic Telecommunications Organization SA †	12,060	50,368
Hutchison Telecommunications Hong Kong Holdings Limited	196,000	75,510
ILIAD SA	1,041	127,191
Inmarsat plc	28,161	193,886
KT Corporation †	22,361	716,120
Level 3 Communications Incorporated †«	284,478	5,863,092
LG Telecom Limited †	31,079	185,809
Magyar Telekom plc	48,339	110,663
Mahanagar Telephone Nigam Limited †	8,074	4,176
Manitoba Telecom Services Incorporated	5,945	174,687
Netia SA †	62,583	97,466
Nippon Telegraph & Telephone Corporation	62,100	3,062,676
Oilexco Incorporated (a)	3,636	0
PCCW Limited	793,000	292,874
Portugal Telecom SGPS SA	44,738	276,456
Royal KPN NV	114,642	1,403,107
Shin Satellite PCL	188,600	64,137
Singapore Telecommunications Limited	937,100	2,284,157
Singapore Telecommunications Limited GDR	58,000	140,920
SK Broadband Company Limited	33,822	107,776
Swisscom AG	1,848	697,887
TalkTalk Telecom Group plc	22,153	46,859
Tata Communications Limited †	3,567	13,359
TDC AS	21,235	175,570
Tele Norte Leste Participacoes SA †	12,254	133,901
Tele2 AB	22,885	456,425
Telecom Argentina SA ADR	2,951	55,715
Telecom Corporation of New Zealand Limited	273,062	432,837
Telecom Egypt †	36,313	85,798
Telecom Italia RSP	452,947	442,579
Telecom Italia SpA	733,663	830,597
Telecom Malaysia Berhad	238,400	327,824
Telefonica Brasil SA	3,600	88,589
Telefonica O2 Czech Republic AS	10,454	218,114
Telefonica SA	226,524	4,253,746
Telekom Austria AG	23,473	271,935
Telekomunikacja Polska SA	114,170	629,814
Telekomunikasi Indonesia TBK PT	1,675,000	1,372,645
Telenet Group Holding NV	3,811	142,676
Telenor ASA	52,600	899,914
Teliasonera AB	161,498	1,101,648
Telkom South Africa Limited	31,738	113,737
Telstra Corporation Limited	619,154	2,034,338
Telus Corporation (a)	3,543	191,922
Telus Corporation (non-voting)	11,100	569,937
True Corporation PCL	489,562	49,946
TT&T PCL (a)	270,800	1,129
Turk Telekomunikasyon AS	75,442	310,492

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Diversified Telecommunication Services (continued)
TW Telecom Incorporated †«	296,371	$5,568,811
Verizon Communications Incorporated	330,024	12,451,806
Windstream Corporation «	339,435	3,991,756
Xl Axiata TBK PT	244,500	128,100
		98,134,545

Wireless Telecommunication Services : 1.20%
Advanced Info Service PCL	202,100	904,490
America Movil SAB de CV Class A	22,794	27,498
America Movil SAB de CV Class L	6,323,036	7,521,379
American Tower Corporation Class A	80,502	4,749,618
Bharti Airtel Limited †	209,090	1,571,492
Cellcom Israel Limited	6,225	108,190
China Mobile Limited	878,500	8,662,994
Crown Castle International Corporation †	47,366	2,004,529
Digi.com Berhad	466,000	520,960
Egyptian Company For Mobile Services †	2,934	47,769
Empresa Nacional de Telecomunicaciones SA †	14,190	287,570
Far Eastone Telecommunications Company Limited	322,722	614,822
Freenet AG	6,810	89,944
Globe Telecom Incorporated	4,050	88,649
Idea Cellular Limited †	286,498	546,881
KDDI Corporation	413	2,736,453
Maxis Berhad	383,500	668,473
Millicom International Cellular SA	6,159	669,234
Mobile Telesystems ADR	100,000	1,728,000
Mobilone Limited	94,400	180,174
Mobistar SA †	1,938	105,974
MTN Group Limited	190,750	3,436,202
NTT DoCoMo Incorporated	2,060	3,641,142
NTT DoCoMo Incorporated ADR	22,450	398,712
Okinawa Cellular Telephone Company	6	12,317
Orascom Telecom Holding SAE †(a)	313,006	167,198
Partner Communications Company Limited †	5,768	55,503
Philippine Long Distance Telephone Company	12,585	699,230
PT Indonesian Satellite Corporation TBK	138,500	83,608
Reliance Communications Limited †	99,697	145,084
Reliance Communications Limited GDR 144A	32,828	46,658
Rogers Communications Incorporated	29,700	1,101,283
SBA Communications Corporation †«	79,913	3,267,643
SK Telecom Company Limited	6,339	849,413
SmarTone Telecommunications Holding Limited	47,500	83,106
Softbank Corporation	129,600	4,377,164
Sprint Nextel Corporation †«	341,331	921,594
StarHub Limited	75,000	167,541
Taiwan Mobile Company Limited	282,202	908,125
Tata Teleservices Maharashtra Limited †	26,818	7,486
Telephone & Data Systems Incorporated «	98,199	2,650,391
Telephone & Data Systems Incorporated Special Shares	83,765	2,059,781
Tim Participacoes SA	154,885	723,742
TM International SDN Berhad	567,850	927,881
Total Access Group Incorporated †	81,100	206,848
Turkcell Iletisim Hizmetleri AS	104,104	520,435
United States Cellular Corporation †	9,019	394,311
Vodafone Group plc	3,808,884	10,311,055
		71,998,546

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Utilities : 4.83%
Electric Utilities : 1.84%
Acciona SA	1,629	$151,515
AES Corporation †	154,900	1,871,192
Allete Incorporated	63,332	2,523,780
American Electric Power Company Incorporated	58,598	2,325,169
Atel Holding AG †	575	97,800
BKW FMB Energie AG	226	7,536
Centrais Electricas Brasileiras SA †	79,100	724,797
CESC Limited †	11,882	60,413
CEZ AS	28,086	1,108,859
Cheung Kong Infrastructure Holdings Limited	45,000	252,327
Chubu Electric Power Company Incorporated	102,400	1,949,402
Cia Energetica de Minas Gerais †	5,980	82,639
Cia General de Electricidad SA	35,408	154,637
Cleco Corporation «	118,226	4,272,688
CLP Holdings Limited	274,500	2,439,202
Contact Energy Limited †	47,005	197,480
CPFL Energia SA	22,000	278,597
Duke Energy Corporation «	148,231	3,090,616
E.ON AG	150,403	3,723,025
Edison International	34,768	1,366,730
Electricite de France	23,601	643,718
Emera Incorporated	8,089	259,892
Empresa Electrica Pehuenche SA	6,772	34,146
Endesa SA	5,358	116,474
Enea SA	23,564	133,546
Enel SpA	489,623	2,086,233
Energias de Portugal SA	171,380	549,284
Enersis SA (Chile)	2,190,101	760,260
Entergy Corporation	20,739	1,459,196
EVN AG †	581	8,202
Exelon Corporation «	74,200	3,287,802
FirstEnergy Corporation	46,946	2,087,689
Fortis Incorporated (Canada)	16,574	544,531
Fortum Oyj	30,855	709,827
Great Plains Energy Incorporated	91,046	1,915,608
Hawaiian Electric Industries Incorporated «	185,784	4,813,663
Hokkaido Electric Power Company Incorporated	26,600	358,823
Hokuriku Electric Power Company	26,500	476,879
Hong Kong Electric Holdings Limited	185,605	1,390,686
Iberdrola SA	313,546	2,089,431
IDACORP Incorporated «	96,163	3,941,721
Infratil Limited	80,556	115,092
ITC Holdings Corporation	34,812	2,573,303
Japan Wind Development Company Limited †	12	10,314
Kansai Electric Power Company Incorporated	117,300	1,757,104
Korea Electric Power Corporation †	44,524	1,002,665
KSK Energy Ventures Limited †	40,370	41,672
Kyushu Electric Power Company Incorporated	70,600	979,801
Manila Electric Company †	52,410	285,720
Nextera Energy Incorporated	47,311	2,622,922
Northeast Utilities	116,522	4,032,826
NV Energy Incorporated	155,579	2,386,582
Pepco Holdings Incorporated «	149,988	2,966,763
Pinnacle West Capital Corporation «	72,204	3,423,192
PNM Resources Incorporated	153,637	2,936,003
Polska Grupa Energetyczna SA	95,495	611,512
Portland General Electric Company	147,053	3,683,678
Power Grid Corporation of India Limited	234,622	452,200
PPL Corporation	64,966	1,950,279
Progress Energy Incorporated	33,929	1,845,059
Public Power Corporation SA	5,300	29,992

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Shares	Value
Electric Utilities (continued)
Red Electrica de Espana	8,134	$357,566
Reliance Energy Limited †	21,390	169,957
Romande Energie Holding SA †	7	9,578
RWE AG	32,290	1,338,558
Scottish & Southern Energy plc	68,241	1,413,050
Shikoku Electric Power Company Incorporated	34,100	954,536
Southern Company	96,438	4,234,593
SP AusNet	146,638	144,483
Spark Infrastructure Group 144A	222,795	295,211
Tata Power Company Limited	289,674	518,680
Tauron Polska Energia SA	210,484	341,675
Tenaga Nasional Berhad	368,237	664,460
Terna SpA	97,592	350,189
The Chugoku Electric Power Company Incorporated	41,600	712,936
The Okinawa Electric Power Company Incorporated	1,600	68,138
Tohoku Electric Power Company Incorporated	67,300	700,997
Tokyo Electric Power Company Incorporated	219,700	833,839
Torrent Power Limited	26,581	103,158
Trustpower Limited	3,817	21,077
Unisource Energy Corporation «	71,809	2,648,316
Verbund Oesterreichische Elektrizitaetswirtschafts AG	4,699	125,485
Westar Energy Incorporated	226,413	6,253,527
		110,312,703

Gas Utilities : 0.93%
AGL Resources Incorporated «	152,669	6,294,543
APA Group	85,030	405,247
Atmos Energy Corporation	176,446	6,036,218
Aygaz AS †	12,972	64,320
China Gas Holdings Limited	462,000	166,842
Enagas SA	16,150	303,038
Energen Corporation	48,126	2,440,951
Envestra Limited	100,718	70,572
Gail India Limited †	77,031	587,812
Gas Natural SDG SA	29,603	515,352
Hong Kong & China Gas Company Limited	675,946	1,570,547
Korea Gas Corporation †	3,903	133,190
Laclede Group Incorporated «	39,848	1,599,100
Northwest Natural Gas Company	1,570	73,884
Oneok Incorporated «	63,546	5,284,485
Osaka Gas Company Limited	314,000	1,197,923
Perusahaan Gas Negara PT	1,874,500	651,071
Petronas Gas Berhad †	91,700	384,653
Piedmont Natural Gas Company Incorporated «	140,390	4,628,658
Questar Corporation	117,903	2,275,528
Rubis	3,898	219,498
Saibu Gas Company Limited	32,000	85,520
Shizuoka Gas Company Limited	5,500	36,876
Snam Rete Gas SpA	112,502	522,284
South Jersey Industries Incorporated	57,769	3,245,462
Southwest Gas Corporation	89,707	3,626,854
Toho Gas Company Limited	68,000	403,949
Tokyo Gas Company Limited	358,000	1,535,652
UGI Corporation	216,239	6,478,520
WGL Holdings Incorporated «	100,255	4,297,932
Xinao Gas Holdings Limited	94,000	339,281
Yingde Gases Group Company	206,000	217,525
		55,693,287

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Shares	Value
Independent Power Producers & Energy Traders : 0.37%
Aboitiz Power Corporation	223,000	$150,280
Adani Power Limited †	93,197	129,097
Babcock & Brown Wind Partners	70,286	17,350
Calpine Corporation †	257,600	3,874,304
China Longyuan Power Group	323,000	246,355
China Resources Power Holdings Company	270,600	548,901
Colbun SA †	1,123,579	283,482
Constellation Energy Group Incorporated	119,900	4,815,184
Drax Group plc	16,810	148,050
Dynegy Incorporated †	188,499	556,072
Edison SpA	19,099	21,214
EDP Renovaveis SA †	9,632	55,667
Electric Power Development Company	24,700	623,275
Electricity Generating PCL †	29,800	84,849
Empresa Nacional de Electricidad SA (Chile)	521,243	782,294
Energy World Corporation Limited †	112,693	74,363
Etrion Corporation †	2,567	1,398
Genon Energy Incorporated †	1,492,008	4,058,262
Glow Energy PCL	31,600	52,717
GMR Infrastructure Limited †	111,348	45,178
GVK Power & Infrastructure Limited †	127,035	25,581
International Power plc	130,054	687,279
JSW Energy Limited	47,611	39,692
Neyveli Lignite Corporation Limited †	4,901	7,278
NHPC Limited	199,612	86,507
NRG Energy Incorporated †	160,504	3,158,719
NTPC Limited †	217,579	686,685
PNOC Energy Development Corporation	938,750	130,913
Ratchaburi Electricity Generating Holding PCL ADR †	20,700	28,390
Reliance Power Limited †	82,833	138,445
Sechilienne SA	456	6,806
Solartron PCL †	391,200	22,842
Tractebel Energia SA	19,929	311,000
Transalta Corporation	20,500	441,978
		22,340,407

Multi-Utilities : 1.55%
ACEA SpA	1,765	12,922
AEM SpA	58,540	61,341
AGL Energy Limited	64,180	957,336
Alliant Energy Corporation	73,418	3,098,974
Ameren Corporation	159,606	5,396,279
ATCO Limited	2,829	172,910
Avista Corporation «	110,720	2,768,000
Black Hills Corporation «	75,942	2,487,101
Canadian Utilities Limited Class A	4,999	304,709
Canadian Utilities Limited Class B	258	15,519
Centerpoint Energy Incorporated	262,710	5,227,929
Centrica plc	410,026	1,949,046
CMS Energy Corporation «	167,921	3,512,907
Consolidated Edison Incorporated	35,715	2,122,185
Dominion Resources Incorporated	63,986	3,302,957
DTE Energy Company	112,074	5,900,696
Enel Green Power SpA	87,603	196,539
Gaz de France	101,454	2,844,346
Hera SpA	15,096	22,020
Integrys Energy Group Incorporated	54,732	2,818,151
Just Energy Group Incorporated	8,403	84,446
MDU Resources Group Incorporated	115,603	2,481,996
National Grid plc	284,977	2,800,556
NiSource Incorporated «	188,983	4,329,601
NorthWestern Corporation	70,331	2,453,145

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name			Shares	Value
Multi-Utilities (continued)
NSTAR			68,950	$3,136,536
OGE Energy Corporation			64,698	3,426,406
PG&E Corporation			48,665	1,890,149
Public Service Enterprise Group Incorporated			62,502	2,058,816
Scana Corporation «			77,057	3,361,226
Sempra Energy			25,609	1,362,143
Suez Environment SA			28,095	356,799
TECO Energy Incorporated			134,264	2,521,478
United Utilities Group plc			59,727	591,276
Vector Limited			28,886	57,663
Vectren Corporation			158,537	4,613,427
Veolia Environment			29,174	373,220
Wisconsin Energy Corporation			155,626	5,163,671
Xcel Energy Incorporated			318,338	8,369,106
YTL Corporation Berhad			472,780	220,296
YTL Power International Berhad			325,203	191,345
				93,015,168

Water Utilities : 0.14%
American Water Works Company Incorporated			116,178	3,609,612
Aqua America Incorporated «			98,050	2,147,295
California Water Service Group			83,900	1,546,277
China Water Affairs Group Limited			100,000	29,331
Guangdong Investment Limited			348,000	220,320
Hyflux Limited			81,500	76,481
Manila Water Company			64,900	28,674
Pennon Group plc			26,695	301,624
Puncak Niaga Holding Berhad †			13,700	4,930
Severn Trent plc			17,436	423,719
Sound Global Limited			168,000	76,987
				8,465,250

Total Common Stocks (Cost $5,490,018,856)				5,742,728,753

	Interest Rate	Maturity Date	Principal
Convertible Debentures: 0.00%
Financials : 0.00%
Commercial Banks : 0.00%
Banco de Sabadell SA	7.75%	11/11/2013	$722	518
Total Convertible Debentures (Cost $4,920)				518

Foreign Government Bonds@: 0.00%
Italia Certificati di Credito del Tesoro(z) (EUR)(z)	2.20	12/31/2012	8,000	10,132
Total Foreign Government Bonds (Cost $34,489)				10,132

			Shares
Investment Companies: 0.01%
Duet Group			214,037	394,119
Total Investment Companies (Cost $338,366)				394,119

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Dividend Yield	Shares	Value
Preferred Stocks: 0.79%
Consumer Discretionary : 0.05%
Automobiles : 0.05%
Bayerische Motoren Werke AG	3.41%	3,268	$172,188
Fiat Industrial†	0.00	4,164	25,253
Fiat SpA	9.43	4,164	18,527
Porsche AG	1.20	13,137	805,018
Volkswagen AG	1.84	11,035	1,906,807
			2,927,793

Media: 0.00%
ProSiebenSat.1 Media AG	7.83	4,409	87,221

Textiles, Apparel & Luxury Goods: 0.00%
Hugo Boss AG	3.31	1,564	142,380

Consumer Staples : 0.09%
Beverages: 0.08%
Cia de Bebidas DAS Americas	2.85	139,394	4,655,845

Household Products: 0.01%
Henkel AG & Company KGaA	1.58	12,597	750,772

Energy : 0.14%
Oil, Gas & Consumable Fuels: 0.14%
Petroleo Brasileiro SA	4.78	717,158	8,744,620

Financials : 0.25%
Commercial Banks : 0.25%
Banco Bradesco SA	3.42	333,828	5,469,806
Banco Itau Holding Financeira SA	3.07	360,331	6,356,380
Investimentos Itau SA	3.77	463,651	2,704,962
Shinkin Central Bank	3.87	92	185,448
Swedbank AB	5.11	10,037	133,949
			14,850,545

Insurance: 0.00%
Unipol Gruppo Finanziario SpA †	0.00	18,590	4,433

Materials : 0.19%
Chemicals : 0.02%
Braskem SA	6.30	30,900	239,053
Fuchs Petrolub AG	2.83	1,872	83,918
Sociedad Quimica y Minera de Chile SA Class B	1.85	15,175	856,380
			1,179,351

Metals & Mining : 0.17%
Bradespar SA	5.04	38,700	709,434
Companhia Vale do Rio Doce Class A	7.07	348,030	7,511,605
Gerdau SA	2.14	155,102	1,157,894
Metalurgica Gerdau SA	2.69	40,756	385,845

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

Security Name	Dividend Yield		Shares	Value
Metals & Mining (continued)
Usinas Siderurgicas de Minas Gerais SA Class A	1.42%		77,402	$443,434
				10,208,212

Telecommunication Services : 0.04%
Diversified Telecommunication Services : 0.04%
Brasil Telecom SA	2.70		58,719	350,687
Tele Norte Leste Participacoes SA	4.48		39,777	369,758
Telef Brasil Preference	10.55		49,456	1,334,616
Telemar Norte Leste SA	1.73		5,378	127,881
				2,182,942

Utilities : 0.03%
Electric Utilities : 0.03%
Centrais Electricas Brasileiras SA Preferred B	6.25		39,500	514,187
Cia Energetica de Minas Gerais	9.23		67,743	1,162,047
RWE AG	13.16		2,018	75,079
				1,751,313

Total Preferred Stocks (Cost $47,293,856)				47,485,427

		Expiration Date
Rights: 0.00%
Financials : 0.00%
Diversified Financial Services: 0.00%
Hyundai Securities(a)		12/27/2011	6,105	1,608

Real Estate Management & Development : 0.00%
Cromwell Property Group(a)		12/15/2011	36,385	0
Mobimo Holding AG		12/05/2011	799	3,175
New World China Land Limited(a)		12/19/2011	84,000	3,568
				6,743

Health Care : 0.00%
Pharmaceuticals: 0.00%
Pharmaxis Limited(a)		12/08/2011	7,641	196

Industrials : 0.00%
Building Products: 0.00%
Cersanit SA(a)		11/24/2011	21,144	315

Electrical Equipment: 0.00%
LG Electronics Incorporated(a)		12/21/2011	1,493	29,445

Materials : 0.00%
Metals & Mining: 0.00%
Bluescope Steel Limited		12/14/2011	192,352	2,176

Total Rights (Cost $0)				40,483

WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name			Expiration Date	Shares	Value
Warrants: 0.00%
Consumer Discretionary : 0.00%
Distributors: 0.00%
Tat Hong Holdings Limited †			08/02/2013	700	$15

Hotels, Restaurants & Leisure: 0.00%
Minor International PCL †			05/18/2013	9,570	436

Consumer Staples : 0.00%
Food & Staples Retailing : 0.00%
Krispy Kreme Doughnuts Incorporated †			03/02/2012	138	8
Sinarmas Land Limited †			11/18/2015	42,500	2,785
					2,793

Food Products: 0.00%
Kulim Malaysia Berhad †			10/21/2015	8,450	2,818

Energy : 0.00%
Oil, Gas & Consumable Fuels: 0.00%
Maurel et Prom SA†			06/30/2014	3,641	1,326

Materials : 0.00%
Metals & Mining : 0.00%
Kinross Gold Corporation †			09/17/2014	1,456	2,884
Resolute Mining Limited †			12/31/2011	321	439
					3,323

Total Warrants (Cost $16,964)					10,711

				Principal
Other: 0.08%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)				$5,416,845	1,944,647
VFNC Corporation, Pass-Through Entity, 0.26% (a)(i)144A(v)±				6,189,138	3,032,678
Total Other (Cost $2,092,183)					4,977,325

		Yield		Shares
Short-Term Investments: 14.33%
Investment Companies : 14.33%
Wells Fargo Advantage Cash Investment Fund (l)(u)		0.05%		171,477,331	171,477,331
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)		0.17		687,822,568	687,822,568
Total Short-Term Investments (Cost $859,299,899)					859,299,899

Total Investments in Securities (Cost $6,399,099,533)*	110.94%				6,654,947,367
Other Assets and Liabilities, Net	(10.94)				(656,212,847)

Total Net Assets	100.00%				$5,998,734,520

†	Non-income earning security.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE DIVERSIFIED STOCK PORTFOLIO

(i)	Illiquid security.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(l)	Investment in an affiliate. The total cost of affiliated investments is $875,430,236.
(z)	Zero coupon security. Rate represents yield to maturity.
@	Foreign bond principal is denominated in local currency.
(v)	Security represents investment of cash collateral received from securities on loan.
±	Variable rate investment.
(u)	Rate shown is the 7-day annualized yield at period end.
(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.
*	Cost for federal income tax purposes is $6,473,076,947 and net unrealized appreciation (depreciation) consist of:

Gross unrealized appreciation	$702,491,339
Gross unrealized depreciation	520,620,919

Net unrealized appreciation	$181,870,420

WELLS FARGO ADVANTAGE Diversified Stock Portfolio

NOTES TO PORTFOLIO OF INVESTMENTS – November 30, 2011(unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Diversified Stock Portfolio (the”Portfolio”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolio’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Foreign currency translation

The accounting records of the Portfolio are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolio continues to receive interest or dividends on the securities loaned. The Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, the Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolio lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high- quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolio’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolio recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating fund’s percentage ownership of the joint account as of such date.

Futures contracts

The Portfolio may be subject to equity price risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$4,230,405,494	*	$1,511,999,067	*	$324,192	$5,742,728,753
Investment companies	394,119		0		0	394,119
Preferred stocks	43,094,434	*	4,390,993	*	0	47,485,427
Rights	0		40,483		0	40,483
Warrants	0		7,870		2,841	10,711
Convertible debentures	0		518		0	518
Foreign government bonds	0		10,132		0	10,132
Other	0		0		4,977,325	4,977,325
Short-term investments
Investment companies	171,477,331		687,822,568		0	859,299,899

	$4,445,371,378		$2,204,271,631		$5,304,358	$6,654,947,367

*	Transfers in and transfers out are recognized at the end of the reporting period. At the end of the period, foreign securities which were valued in the amount of $1,471,269,539 in common stocks and $4,390,993 in preferred stocks were transferred out of Level 1 and into Level 2 since adjustments to prices of foreign securities were necessary at November 30, 2011 due to movements against a specified benchmark

As of November 30, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts+	$8,266,397	$0	$0	$8,266,397

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Rights	Warrants	Other	Total
Balance as of February 28, 2011	$2,702,850	$47,511	$29	$7,031,768	$9,782,158
Accrued discounts (premiums)	0	0	0	0	0
Realized gains (losses)	(66,674)	32,926	0	0	(33,748)
Change in unrealized gains (losses)	(594,586)	(41,547)	2,812	(21,228)	(654,549)
Purchases	123,337	0	0	0	123,337
Sales	(205,705)	(38,890)	0	(2,033,215)	(2,277,810)
Transfers into Level 3	0		0	0	0
Transfers out of Level 3	(1,635,030)	0	0	0	(1,635,030)

Balance as of November 30, 2011	$324,192	0	$2,841	$4,977,325	$5,304,358

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$(53,351)	$0	$2,813	$(933,091)	$983,629

Derivative transactions

During the nine months ended November 30, 2011, the Portfolio entered into futures contracts to use the uninvested cash to enter into futures contracts to gain market exposure.

At November 30, 2011, the Portfolio had long futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Contract Value at November 30, 2011	Net Unrealized Gains (Losses)
Diversified Stock Portfolio	December 2011	487 Long	MSCI EAFE Index	$35,314,805	$1,747,989
Diversified Stock Portfolio	December 2011	580 Long	Russell 2000 Index	42,728,600	2,694,800
Diversified Stock Portfolio	December 2011	519 Long	S&P Midcap 400 Index	45,832,890	2,069,795
Diversified Stock Portfolio	December 2011	649 Long	S&P 500 E-Mini Index	40,432,700	1,753,813

As of November 30, 2011, the Portfolio had an average notional amount of $169,087,532 in long futures contracts during the nine months ended November 30, 2011. As of November 30, 2011, the Portfolio had segregated $13,601,253 as cash collateral for open futures contracts.

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 1.53%
FHLB ±	0.23%	02/05/2013	$1,000,000	$1,000,351
FHLB ±	0.25	03/07/2013	1,000,000	1,000,567
FHLB ±	0.26	03/28/2013	1,000,000	1,000,679
FHLB ±	0.26	05/02/2013	1,000,000	1,000,647
FHLB ±	0.28	04/01/2013	1,000,000	1,000,939
FHLB ±	0.28	05/17/2013	1,000,000	1,000,920
FHLMC ±	0.17	02/02/2012	1,000,000	1,000,047
Total Agency Securities (Cost $6,998,432)				7,004,150

Certificates of Deposit: 13.33%
Banco Del Estado De Chile	0.27	12/02/2011	1,000,000	1,000,000
Banco Del Estado De Chile	0.27	12/07/2011	2,000,000	2,000,000
Bank of Montreal	0.15	01/03/2012	4,000,000	4,000,000
Bank of Montreal	0.17	01/30/2012	2,000,000	2,000,100
Bank of Montreal	0.23	02/27/2012	2,000,000	2,000,340
Bank of Montreal	0.23	02/27/2012	2,000,000	2,000,340
Bank of Nova Scotia (Houston)	0.24	12/29/2011	1,000,000	1,000,120
Bank of Nova Scotia (Houston)	0.28	12/29/2011	1,000,000	1,000,150
Bank of Nova Scotia (Houston)	0.28	12/30/2011	1,000,000	1,000,160
Bank of Nova Scotia (Houston)	0.31	01/31/2012	3,000,000	3,000,840
Bank of Nova Scotia (Houston)	0.31	02/03/2012	2,000,000	2,000,100
Bank of Nova Scotia (Houston)	0.59	03/12/2012	1,000,000	1,000,480
Bank of Tokyo-Mitsubishi LLC	0.15	12/05/2011	3,000,000	2,999,970
Bank of Tokyo-Mitsubishi LLC	0.15	12/06/2011	1,000,000	999,990
Bank of Tokyo-Mitsubishi LLC	0.17	12/12/2011	2,000,000	1,999,960
Barclays Bank plc (New York) ±	0.65	04/16/2012	1,000,000	999,800
Barclays Bank plc (New York) ±	0.70	12/01/2011	2,000,000	2,000,000
Barclays Bank plc (New York) ±	0.71	01/17/2012	1,000,000	1,000,180
Credit Suisse (New York) ±	0.38	03/01/2012	1,000,000	999,880
Mitsubishi Trust & Banking Corporation	0.22	12/16/2011	1,000,000	1,000,000
National Australia Bank (New York) ±	0.40	04/18/2012	1,000,000	999,880
National Bank of Kuwait	0.17	12/01/2011	2,000,000	2,000,000
Nordea Bank (Finland) plc	0.26	12/28/2011	1,000,000	1,000,090
Nordea Bank (Finland) plc	0.74	09/13/2012	1,000,000	1,000,870
Norinchukin Bank	0.18	12/02/2011	4,000,000	3,999,960
Rabobank Nederland NV (New York) ±	0.33	12/06/2011	1,000,000	1,000,000
Rabobank Nederland NV (New York) ±	0.33	01/10/2012	1,000,000	1,000,010
Rabobank Nederland NV (New York) ±	0.35	04/24/2012	1,000,000	999,800
Sumitomo Mitusui Banking Corporation	0.15	12/02/2011	2,000,000	2,000,000
Sumitomo Mitusui Banking Corporation	0.15	12/05/2011	5,000,000	4,999,950
Sumitomo Mitusui Banking Corporation	0.15	12/07/2011	6,000,000	6,000,000
Toronto-Dominion Bank	0.12	12/07/2011	1,000,000	1,000,010
Toronto-Dominion Bank	0.12	12/13/2011	1,000,000	1,000,030
Total Certificates of Deposit (Cost $61,001,456)				61,003,010

Commercial Paper: 52.21%
ASB Finance Limited 144A(z)	0.37	02/21/2012	2,000,000	1,997,960
ASB Finance Limited ±144A	0.41	12/02/2011	1,000,000	1,000,000
ASB Finance Limited ±144A	0.41	12/05/2011	1,000,000	1,000,000
ASB Finance Limited ±144A	0.56	05/31/2012	2,000,000	2,000,000
ASB Finance Limited ±144A	0.57	06/08/2012	2,000,000	1,999,914
Atlantis One Funding Corporation 144A(p)(z)	0.27	12/21/2011	2,000,000	1,999,920
Australia & New Zealand Banking Group Limited 144A(z)	0.25	02/21/2012	2,000,000	1,999,100
Australia & New Zealand Banking Group Limited 144A(z)	0.25	02/22/2012	1,000,000	999,540
Australia & New Zealand Banking Group Limited 144A(z)	0.25	02/28/2012	2,000,000	1,998,900
Australia & New Zealand Banking Group Limited 144A(z)	0.25	02/29/2012	2,000,000	1,998,880
Axis Bank Limited (Dubai) (z)	0.42	12/05/2011	1,000,000	999,930
Barclays Bank plc 144A(z)	0.44	01/03/2012	2,000,000	1,999,560
Barclays Bank plc 144A(z)	0.44	01/05/2012	1,000,000	999,760
BNZ International Funding Limited 144A(p)(z)	0.28	12/14/2011	2,000,000	1,999,860
BNZ International Funding Limited 144A(p)(z)	0.33	01/05/2012	1,000,000	999,760

1

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper (continued)
BNZ International Funding Limited 144A(p)(z)	0.34%	01/11/2012	$1,000,000	$999,690
BP Capital Markets plc 144A(z)	0.25	02/17/2012	2,000,000	1,999,500
CAFCO LLC 144A(p)(z)	0.35	01/31/2012	1,000,000	999,770
CAFCO LLC 144A(p)(z)	0.35	02/08/2012	1,000,000	999,730
CAFCO LLC 144A(p)(z)	0.41	02/15/2012	3,000,000	2,999,100
Caisse D’amortissement de la Dette Sociale 144A(z)	0.13	12/07/2011	1,000,000	999,970
Caisse D’amortissement de la Dette Sociale 144A(z)	0.14	12/09/2011	2,000,000	1,999,920
Caisse D’amortissement de la Dette Sociale 144A(z)	0.15	12/19/2011	4,000,000	3,999,640
Caisse D’amortissement de la Dette Sociale 144A(z)	0.19	01/09/2012	1,000,000	999,710
Caisse D’amortissement de la Dette Sociale 144A(z)	0.20	01/12/2012	1,000,000	999,680
Caisse D’amortissement de la Dette Sociale 144A(z)	0.49	12/21/2011	1,000,000	999,870
Caisse D’amortissement de la Dette Sociale 144A(z)	0.52	12/29/2011	2,000,000	1,999,600
Caisse D’amortissement de la Dette Sociale 144A(z)	0.53	12/27/2011	2,000,000	1,999,640
Caisse Des Depots et Consignations 144A(z)	0.46	12/07/2011	2,000,000	1,999,940
Chariot Funding LLC 144A(p)(z)	0.14	12/19/2011	1,000,000	999,950
Chariot Funding LLC 144A(p)(z)	0.18	12/08/2011	2,000,000	1,999,960
Chariot Funding LLC 144A(p)(z)	0.18	12/15/2011	1,000,000	999,960
Chariot Funding LLC 144A(p)(z)	0.20	01/17/2012	1,000,000	999,850
Charta LLC 144A(p)(z)	0.23	12/12/2011	1,000,000	999,960
Charta LLC 144A(p)(z)	0.34	01/17/2012	1,000,000	999,570
Charta LLC 144A(p)(z)	0.34	01/25/2012	2,000,000	1,998,860
Charta LLC 144A(p)(z)	0.35	02/06/2012	1,000,000	999,210
Charta LLC 144A(p)(z)	0.35	02/09/2012	1,000,000	999,150
Ciesco LLC 144A(p)(z)	0.20	12/01/2011	1,000,000	1,000,000
Ciesco LLC 144A(p)(z)	0.35	02/02/2012	1,000,000	999,770
Ciesco LLC 144A(p)(z)	0.35	02/06/2012	3,000,000	2,999,250
Ciesco LLC 144A(p)(z)	0.35	02/09/2012	1,000,000	999,730
Ciesco LLC 144A(p)(z)	0.37	02/14/2012	1,000,000	999,700
Coca-Cola Company 144A(z)	0.09	01/27/2012	1,000,000	999,870
Coca-Cola Company 144A(z)	0.14	03/12/2012	1,000,000	999,590
Coca-Cola Company 144A(z)	0.15	02/13/2012	1,000,000	999,780
Collateralized Commercial Paper Company LLC (z)	0.17	12/15/2011	1,000,000	999,930
Commonwealth Bank of Australia 144A(z)	0.23	02/06/2012	1,000,000	999,270
Commonwealth Bank of Australia 144A(z)	0.25	03/01/2012	4,000,000	3,995,160
Commonwealth Bank of Australia 144A(z)	0.27	02/21/2012	2,000,000	1,997,960
Concord Minutemen Capital Company 144A(p)(z)	0.36	12/05/2011	2,000,000	1,999,960
CRC Funding LLC 144A(p)(z)	0.34	01/25/2012	6,000,000	5,996,580
CRC Funding LLC 144A(p)(z)	0.35	02/07/2012	1,000,000	999,190
CRC Funding LLC 144A(p)(z)	0.36	02/14/2012	1,000,000	999,050
CRC Funding LLC 144A(p)(z)	0.39	02/15/2012	2,000,000	1,998,060
Crown Point Capital Company 144A(p)(z)	0.37	12/06/2011	1,000,000	999,970
Crown Point Capital Company 144A(p)(z)	0.40	12/09/2011	1,000,000	999,960
DnB NOR Bank ASA 144A(z)	0.33	01/06/2012	2,000,000	1,999,440
DnB NOR Bank ASA 144A(z)	0.36	01/23/2012	2,000,000	1,998,920
Erste Abwicklungsanstalt 144A(z)	0.36	12/01/2011	1,000,000	1,000,000
Erste Abwicklungsanstalt 144A(z)	0.18	12/02/2011	1,000,000	999,990
Fairway Finance Corporation 144A(z)	0.19	01/25/2012	1,000,000	999,530
General Electric Company (z)	0.10	12/20/2011	1,000,000	999,960
General Electric Company (z)	0.10	12/22/2011	1,000,000	999,960
General Electric Company (z)	0.13	12/27/2011	1,000,000	999,950
General Electrical Capital Corporation (z)	0.21	01/31/2012	1,000,000	999,840
General Electrical Capital Corporation (z)	0.28	02/29/2012	1,000,000	999,560
Gotham Funding Corporation 144A(p)(z)	0.17	12/13/2011	1,000,000	999,940
Gotham Funding Corporation 144A(p)(z)	0.18	12/14/2011	1,000,000	999,930
Govco LLC 144A(p)(z)	0.26	01/05/2012	1,000,000	999,780
Govco LLC 144A(p)(z)	0.34	01/20/2012	3,000,000	2,998,770
Govco LLC 144A(p)(z)	0.34	01/24/2012	2,000,000	1,999,040
Govco LLC 144A(p)(z)	0.34	01/26/2012	1,000,000	999,490
Govco LLC 144A(p)(z)	0.35	02/07/2012	2,000,000	1,998,580
Govco LLC 144A(p)(z)	0.36	02/02/2012	2,000,000	1,998,740
ICICI Bank Limited (z)	0.31	12/09/2011	2,000,000	1,999,920
Jupiter Securitization Company LLC 144A(p)(z)	0.14	12/12/2011	1,000,000	999,940

2

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper (continued)
Jupiter Securitization Company LLC 144A(p)(z)	0.20%	01/17/2012	$1,000,000	$999,630
Kells Funding LLC ±144A(p)	0.56	02/21/2012	2,000,000	1,997,880
Legacy Capital Company 144A(p)(z)	0.36	12/05/2011	1,000,000	999,980
Legacy Capital Company 144A(p)(z)	0.39	12/08/2011	2,000,000	1,999,920
Lexington Parker Capital Company LLC 144A(p)(z)	0.22	12/02/2011	1,000,000	999,990
Lexington Parker Capital Company LLC 144A(p)(z)	0.40	12/09/2011	1,000,000	999,950
Liberty Street Funding LLC 144A(p)(z)	0.12	12/09/2011	1,000,000	999,960
Liberty Street Funding LLC 144A(p)(z)	0.13	12/12/2011	1,000,000	999,940
Liberty Street Funding LLC 144A(p)(z)	0.13	12/15/2011	2,000,000	1,999,860
Liberty Street Funding LLC 144A(p)(z)	0.13	12/16/2011	2,000,000	1,999,840
Liberty Street Funding LLC 144A(p)(z)	0.13	12/19/2011	2,000,000	1,999,820
Liberty Street Funding LLC 144A(p)(z)	0.28	12/27/2011	1,000,000	999,860
Metlife Short Term Funding 144A(p)(z)	0.16	12/13/2011	2,000,000	1,999,900
Metlife Short Term Funding 144A(p)(z)	0.16	12/14/2011	1,000,000	999,950
Metlife Short Term Funding 144A(p)(z)	0.16	12/15/2011	1,000,000	999,940
Metlife Short Term Funding 144A(p)(z)	0.16	12/23/2011	1,000,000	999,900
Metlife Short Term Funding 144A(p)(z)	0.22	01/18/2012	1,000,000	999,660
Metlife Short Term Funding 144A(p)(z)	0.24	01/23/2012	1,000,000	999,580
Mont Blanc Capital Corporation 144A(p)(z)	0.24	12/07/2011	1,000,000	999,970
Mont Blanc Capital Corporation 144A(p)(z)	0.32	12/12/2011	2,000,000	1,999,880
Nationwide Building Society 144A(z)	0.30	12/05/2011	1,000,000	999,980
Nieuw Amsterdam Receivables Corporation 144A(p)(z)	0.25	12/06/2011	2,000,000	1,999,960
Nieuw Amsterdam Receivables Corporation 144A(p)(z)	0.25	12/07/2011	1,000,000	999,970
Nieuw Amsterdam Receivables Corporation 144A(p)(z)	0.34	01/09/2012	3,000,000	2,999,280
Nieuw Amsterdam Receivables Corporation 144A(p)(z)	0.36	01/05/2012	2,000,000	1,999,600
Nordea North America Incorporated (z)	0.36	01/20/2012	2,000,000	1,999,120
Old Line Funding LLC 144A(p)(z)	0.13	12/19/2011	1,000,000	999,960
Old Line Funding LLC 144A(p)(z)	0.13	12/20/2011	1,000,000	999,960
Old Line Funding LLC 144A(p)(z)	0.22	02/13/2012	1,000,000	999,730
Old Line Funding LLC 144A(p)(z)	0.22	02/21/2012	2,000,000	1,999,300
Old Line Funding LLC 144A(p)(z)	0.22	02/22/2012	1,000,000	999,640
Oversea-Chinese Banking Corporation Limited (z)	0.34	01/09/2012	1,000,000	999,680
Oversea-Chinese Banking Corporation Limited (z)	0.44	02/07/2012	2,000,000	1,998,380
Procter & Gamble International Funding 144A(p)(z)	0.06	01/05/2012	1,000,000	999,962
Prudential plc 144A(z)	0.53	01/04/2012	2,000,000	1,999,480
Prudential plc 144A(z)	0.56	01/09/2012	1,000,000	999,680
Skandinaviska Enskilda Banken AG 144A(z)	0.31	12/01/2011	5,000,000	4,999,950
Skandinaviska Enskilda Banken AG 144A(z)	0.25	12/01/2011	2,000,000	1,999,980
Skandinaviska Enskilda Banken AG 144A(z)	0.13	12/02/2011	1,000,000	999,990
Skandinaviska Enskilda Banken AG 144A(z)	0.33	12/19/2011	1,000,000	999,890
Skandinaviska Enskilda Banken AG 144A(z)	0.47	01/26/2012	2,000,000	1,998,820
Straight-A Funding LLC 144A(p)(z)	0.16	12/06/2011	2,000,000	1,999,980
Straight-A Funding LLC 144A(p)(z)	0.20	01/24/2012	4,000,000	3,999,680
Straight-A Funding LLC 144A(p)(z)	0.20	01/25/2012	3,000,000	2,999,760
Suncorp Group Limited 144A(z)	0.26	12/05/2011	1,000,000	999,980
Suncorp Group Limited 144A(z)	0.30	12/14/2011	1,000,000	999,920
Suncorp Group Limited 144A(z)	0.49	01/30/2012	1,000,000	999,330
Suncorp Group Limited 144A(z)	0.49	01/31/2012	1,000,000	999,320
Svenska Handlesbanken AB 144A(z)	0.31	12/20/2011	1,000,000	999,900
Svenska Handlesbanken AB 144A(z)	0.31	12/22/2011	2,000,000	1,999,780
Svenska Handlesbanken AB 144A(z)	0.31	12/28/2011	2,000,000	1,999,680
Svenska Handlesbanken AB 144A(z)	0.37	01/17/2012	3,000,000	2,998,830
Swedbank AB (z)	0.25	12/06/2011	1,000,000	999,970
Swedbank AB (z)	0.26	12/07/2011	1,000,000	999,960
Swedbank AB (z)	0.26	12/08/2011	1,000,000	999,960
Swedbank AB (z)	0.28	12/12/2011	1,000,000	999,940
Thames Asset Global Securitization Incorporated 144A(p)(z)	0.28	12/07/2011	2,000,000	1,999,940
Thunder Bay Funding LLC 144A(p)(z)	0.22	02/13/2012	1,000,000	999,180
Thunder Bay Funding LLC 144A(p)(z)	0.22	02/21/2012	1,000,000	999,020
Thunder Bay Funding LLC 144A(p)(z)	0.22	02/22/2012	1,000,000	999,000
Thunder Bay Funding LLC 144A(p)(z)	0.22	02/23/2012	2,000,000	1,997,960
Toronto-Dominion Holdings Incorporated 144A(z)	0.21	02/08/2012	2,000,000	1,999,520
Toronto-Dominion Holdings Incorporated 144A(z)	0.21	02/10/2012	2,000,000	1,999,500

3

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Paper (continued)
Toyota Motor Credit Corporation (z)	0.25%	02/09/2012	$3,000,000	$2,999,010
Toyota Motor Credit Corporation (z)	0.30	02/24/2012	3,000,000	2,998,500
UOB Funding LLC (p)(z)	0.41	01/24/2012	1,000,000	999,450
UOB Funding LLC (p)(z)	0.41	02/08/2012	1,000,000	999,170
UOB Funding LLC (p)(z)	0.41	02/09/2012	1,000,000	999,150
Wal-Mart Stores Incorporated 144A(z)	0.05	12/19/2011	2,000,000	1,999,960
Westpac Banking Corporation 144A(z)	0.28	03/05/2012	1,000,000	999,160
Westpac Banking Corporation ±144A	0.40	04/11/2012	1,000,000	999,986
Westpac Securities NZ Limited 144A(z)	0.30	12/15/2011	1,000,000	999,950
Westpac Securities NZ Limited 144A(z)	0.32	12/27/2011	2,000,000	1,999,820
Westpac Securities NZ Limited 144A(z)	0.32	12/28/2011	2,000,000	1,999,820
Westpac Securities NZ Limited ±144A	0.46	04/16/2012	1,000,000	1,000,000
White Point Funding Incorporated (p)	0.41	12/01/2011	1,000,000	1,000,000
Working Capital Management Company 144A(z)	0.23	12/05/2011	2,000,000	1,999,960
Total Commercial Paper (Cost $238,922,605)				238,931,142

Corporate Bonds and Notes: 2.11%
Financials : 2.09%
Commercial Banks : 1.31%
Bank of America Corporation ±	1.15	12/02/2011	1,000,000	1,000,000
ING Bank NV ±144A	0.94	02/02/2012	1,000,000	999,189
ING Bank NV ±144A	0.95	02/10/2012	1,000,000	999,646
Toronto-Dominion Bank (New York) ±	0.33	01/12/2012	1,000,000	1,000,030
UBS AG ±	1.60	02/23/2012	2,000,000	2,003,410
				6,002,275

Diversified Financial Services : 0.78%
Citigroup Incorporated ±	0.76	04/30/2012	1,000,000	1,002,113
GBG LLC Custody Receipts ±144A§	0.20	09/01/2027	179,000	179,000
General Electric Capital Corporation ±	0.54	03/12/2012	1,000,000	1,001,692
General Electric Capital Corporation ±	1.27	12/09/2011	1,000,000	1,000,139
LTF Real Estate LLC ±144A§	0.25	06/01/2033	385,000	385,000
				3,567,944

Health Care : 0.02%
Health Care Providers & Services: 0.02%
Acts Retirement Life Communities Incorporated ±§	0.40	11/15/2029	95,000	95,000

Total Corporate Bonds and Notes (Cost $9,665,486)				9,665,219

Municipal Bonds and Notes: 16.07%
Alabama : 0.22%
Birmingham AL Special Care Facilities Finance Authority Ascension Health Series 2006-C (Hospital Revenue) ±144A§	0.17	11/15/2046	1,000,000	1,000,000

California : 3.99%
California HFA Revenue Home Mortgage Series M (GO-Local, FNMA LOC) ±§	0.11	08/01/2034	435,000	435,000
California HFFA Series H (Health Revenue, Bank of America NA LOC) ±§	0.11	07/01/2035	1,200,000	1,200,000
California PCFA Pacific Gas & Electric Series B (IDR, JPMorgan Chase Bank LOC) ±§	0.12	11/01/2026	1,000,000	1,000,000
California Stanford Hospital Series B (Health Revenue, FNMA LOC) ±§	0.16	08/01/2036	185,000	185,000

4

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
California (continued)
California State Economic Recovery Revenue Series C-5 (GO-State, Bank of America NA LOC) ±§	0.09%	07/01/2023	$1,000,000	$1,000,000
City of Newport Beach CA Hoag Memorial Hospital Series E (Health Revenue, Bank of America NA LOC) ±§	0.13	12/01/2040	500,000	500,000
JPMorgan Chase PUTTER Trust Series 3965 (Miscellaneous Revenue) ±144A	0.11	08/12/2012	735,000	735,000
Metropolitan Water District Southern California Waterworks Revenue Series B (Utilities Revenue, JPMorgan Chase Bank LOC) ±§	0.11	07/01/2027	1,000,000	1,000,000
Pasadena CA COP Series A (Lease Revenue, Bank of America NA LOC) ±§	0.11	02/01/2035	250,000	250,000
Riverside CA Series C (Utilities Revenue, Bank of America NA LOC) ±§	0.08	10/01/2035	480,000	480,000
Roseville CA Electric System Series A (Utilities Revenue, Morgan Stanley Bank LOC) ±§	0.11	02/01/2035	1,000,000	1,000,000
Sacramento County CA Sanitation District Financing Authority Subordinate Lien Sacramento Regulation Series C (Water & Sewer Revenue, Bank of America NA LOC) ±§	0.07	12/01/2030	1,000,000	1,000,000
San Bernardino County CA Flood Control District (Tax Revenue, Bank of America NA LOC) ±§	0.11	08/01/2037	500,000	500,000
San Francisco CA City & County Public Utilities Commission Series A1T (Utilities Revenue)	0.23	12/05/2011	1,000,000	1,000,000
San Jose CA International Airport Series C-1 (Airport Revenue)	0.26	12/16/2011	1,000,000	1,000,050
San Jose CA International Airport Series C-1 (Airport Revenue)	0.35	12/16/2011	1,000,000	1,000,000
San Jose CA International Airport Series C-2 (Airport Revenue)	0.29	12/16/2011	1,000,000	1,000,060
Santa Clara Valley Transportation Authority Series A (Tax Revenue) ±§	0.10	04/01/2036	3,000,000	3,000,000
Turlock CA Irrigation District Series B (Miscellaneous Revenue)	0.25	12/05/2011	1,000,000	1,000,010
Whittier CA Whittier College Series 2008 (Education Revenue, U.S. Bank NA LOC) ±§	0.11	12/01/2038	980,000	980,000
				18,265,120

Colorado : 0.27%
Colorado HFA Taxable Multifamily Project Series A1 (Housing Revenue) ±§	0.22	10/01/2033	965,000	965,000
Colorado HFA Taxable Multifamily Project Series B2 (Housing Revenue) ±§	0.17	05/01/2050	250,000	250,000
				1,215,000

Florida : 0.24%
Palm Beach County FL Pine Crest Preparatory School Project (Education Revenue, Bank of America NA LOC) ±§	0.19	06/01/2032	580,000	580,000
Pinellas County Health Facilities Authority Series B1 (Health Revenue) ±§	0.19	11/15/2033	500,000	500,000
				1,080,000

Illinois : 0.43%
Cook County IL Series A (Tax Revenue) ±§	0.23	11/01/2023	975,000	975,000
Springfield IL PUTTER Series 1314 (Utilities Revenue, BHAC-CR MBIA Insured) ±§	0.14	03/01/2014	1,000,000	1,000,000
				1,975,000

Indiana : 0.05%
Richmond IN Reid Hospital & Health Care Services Incorporated Hospital Authority Series A (Health Revenue, AGM Insured) ±§	0.11	01/01/2040	240,000	240,000

5

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Iowa : 0.42%
Iowa Finance Authority Great River Medical Center Project (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.20%	06/01/2027	$1,900,000	$1,900,000

Louisiana : 1.39%
East Baton Rouge Parish LA IDR Exxon Project Series B (IDR) ±§	0.06	12/01/2040	1,875,000	1,875,000
East Baton Rouge Parish LA IDR Series A (IDR) ±§	0.06	08/01/2035	1,000,000	1,000,000
East Baton Rouge Parish LA PCR Exxon Project (IDR) ±§	0.06	03/01/2022	1,000,000	1,000,000
East Baton Rouge Parish LA Road and Street Improvement Project Series A (Transportation Revenue, JPMorgan Chase Bank LOC) ±§	0.11	08/01/2030	2,000,000	2,000,000
St. James Parish LA Series A-1 (IDR) ±§	0.13	11/01/2040	500,000	500,000
				6,375,000

Maryland : 0.32%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ±§	0.20	07/01/2032	985,000	985,000
Maryland CDA Department Housing & Community Development Series 2006-G (Housing Revenue) ±§	0.17	09/01/2040	500,000	500,000
				1,485,000

Massachusetts : 0.51%
Massachusetts Development Finance Agency Babson College Series B (Education Revenue, Citizens Bank LOC) ±§	0.15	10/01/2031	325,000	325,000
Massachusetts State HEFA Series N-3 (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.10	10/01/2038	2,000,000	2,000,000
				2,325,000

Minnesota : 0.04%
Minnesota State HFA Residential Housing Series T (Housing Revenue, GO of Agency Insured) ±§	0.22	07/01/2048	200,000	200,000

Mississippi : 0.44%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (IDR) ±§	0.07	12/01/2030	1,000,000	1,000,000
Mississippi Business Finance Corporation Gulf Opportunity Zone Industrial Development Chevron USA Incorporated Project Series 2009B (IDR) ±§	0.08	12/01/2030	1,000,000	1,000,000
				2,000,000

Nevada : 0.11%
Las Vegas NV Economic Development Revenue Keep Memory Alive Project (Miscellaneous Revenue, PNC Bank NA LOC) ±§	0.11	05/01/2037	500,000	500,000

New Jersey : 0.65%
New Jersey EDA Lawrenceville School Project Series B (Education Revenue) ±§	0.10	07/01/2026	1,000,000	1,000,000
New Jersey State Housing & Mortgage Finance Agency (Housing Revenue, Bank of America NA LOC) ±§	0.13	05/01/2048	990,000	990,000
Salem County NJ PCFA Atlantic City Electric (Utilities Revenue, JPMorgan Chase Bank LOC) ±§	0.14	04/15/2014	1,000,000	1,000,000
				2,990,000

New York : 0.95%
Abraham Joshua Hesehal School NY (Miscellaneous Revenue, TD Bank NA LOC) ±§	0.23	01/01/2040	370,000	370,000

6

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
New York (continued)
New York City NY Fiscal 2008 Subseries J-10 (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ LOC) ±§	0.09%	08/01/2027	$2,000,000	$2,000,000
New York PFOTER (Miscellaneous Revenue) ±144A§	0.51	06/15/2053	1,000,000	1,000,000
New York State HFA (Housing Revenue, FNMA Insured) ±§	0.11	05/01/2029	500,000	500,000
New York State HFA Victory Housing Series 2004-A (Housing Revenue, FHLMC Insured) ±§	0.12	11/01/2033	500,000	500,000
				4,370,000

North Carolina : 0.10%
North Carolina Medical Care Commission University Health System Series B-2 (Health Revenue, Branch Banking & Trust LOC) ±§	0.12	12/01/2036	475,000	475,000

Ohio : 0.05%
Ohio State HFA Residential Management Taxable Series I (Housing Revenue, GNMA/FNMA Insured) ±§	0.22	09/01/2039	209,000	209,000

Oklahoma : 0.44%
Oklahoma Turnpike Authority Series F (Transportation Revenue) ±§	0.09	01/01/2028	2,000,000	2,000,000

Pennsylvania : 0.76%
Delaware River Port Authority Series B (Transportation Revenue, Bank of America NA LOC) ±§	0.09	01/01/2026	1,000,000	1,000,000
Doylestown PA Hospital Authority Series B (Health Revenue, PNC Bank NA LOC) ±§	0.11	07/01/2037	500,000	500,000
Pennsylvania Economic Development Financing Authority Sunoco Incorporated Project Series B (IDR, JPMorgan Chase Bank LOC) ±§	0.10	10/01/2034	1,000,000	1,000,000
Pennsylvania State Public School Building Authority (Education Revenue, FSA Insured) ±§	0.16	06/01/2032	1,000,000	1,000,000
				3,500,000

South Carolina : 0.33%
PFOTER Series 730 (Lease Revenue) ±144A§	0.20	12/01/2028	500,000	500,000
South Carolina Public Service Authority (Miscellaneous Revenue) ±144A§	0.26	01/01/2050	1,000,000	1,000,000
				1,500,000

Tennessee : 0.20%
Johnson City TN Health & Educational Facilities Board (Health Revenue, PNC Bank NA LOC) ±§	0.19	07/01/2033	490,000	490,000
Montgomery County TN Public Building Authority (Miscellaneous Revenue, Bank of America NA LOC) ±§	0.19	02/01/2036	430,000	430,000
				920,000

Texas : 3.25%
Austin TX Series A (Miscellaneous Revenue)	0.16	12/07/2011	1,000,000	1,000,000
Bexar County TX Health Facilities Development (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.16	12/01/2032	1,960,000	1,960,000
Bexar County TX Housing Finance Corporation Multifamily Apartments Project Series A PFOTER (Miscellaneous Revenue) ±§	0.47	05/01/2032	1,000,000	1,000,000
Harris County TX Cultural Education Facilities Finance Corporation Hermann Health Series D1 (Health Revenue, JPMorgan Chase Bank LOC) ±§	0.14	06/01/2029	1,000,000	1,000,000
Harris County TX Industrial Development Corporation Deer Park Refining (Resource Recovery Revenue) ±§	0.09	03/01/2023	500,000	500,000
JPMorgan Chase PUTTER Trust Series 3942 (Miscellaneous Revenue) ±144A	0.11	08/30/2012	2,000,000	2,000,000

7

PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value
Texas (continued)
JPMorgan Chase PUTTER Trust Series 3945 (Miscellaneous Revenue) ±144A	0.11%	08/30/2012	$1,000,000	$1,000,000
JPMorgan Chase PUTTER Trust Series 3946 (Miscellaneous Revenue) ±144A	0.11	08/30/2012	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 3953 (Miscellaneous Revenue) ±144A	0.11	08/30/2012	2,000,000	2,000,000
JPMorgan Chase PUTTER Trust Series 3964 (Miscellaneous Revenue) ±144A	0.11	08/30/2012	1,000,000	1,000,000
JPMorgan Chase PUTTER Trust Series 3984 (Miscellaneous Revenue) ±144A	0.11	08/30/2012	2,000,000	2,000,000
Texas State Taxable Product Development Program Series A (Miscellaneous Revenue, Nations Bank NA LOC) ±§	0.18	06/01/2045	100,000	100,000
Tyler TX Health Facilities Development Corporation Mother Frances Hospital Series B (Health Revenue, Bank of America NA LOC) ±§	0.26	07/01/2020	300,000	300,000
				14,860,000

Utah : 0.22%
Utah State Transit Authority Series A (Tax Revenue, Bank of America NA LOC) ±§	0.13	06/15/2042	1,000,000	1,000,000

Virginia : 0.44%
Harrisonburg VA Redevelopment & Housing Authority (Housing Revenue, Bank of America NA LOC) ±§	0.20	05/01/2026	2,000,000	2,000,000

Wisconsin : 0.11%
Wisconsin Housing & Economic Development Authority (Housing Revenue, GO of Authority Insured) ±§	0.20	05/01/2030	490,000	490,000

Wyoming : 0.14%
Wyoming Student Loan Corporation Series A (Education Revenue, Royal Bank of Canada LOC) ±§	0.12	06/01/2035	660,000	660,000

Total Municipal Bonds and Notes (Cost $73,534,000)				73,534,120

Repurchase Agreements ^^: 9.48%
Citibank NA, dated 11/30/2011, maturity value $6,000,025 (1)	0.15	12/01/2011	6,000,000	6,000,000
Credit Suisse Securities, dated 11/30/2011, maturity value $6,000,020 (2)	0.12	12/01/2011	6,000,000	6,000,000
JPMorgan Securities, dated 11/30/2011, maturity value $1,000,001 (3)	0.05	12/01/2011	1,000,000	1,000,000
JPMorgan Securities, dated 11/30/2011, maturity value $9,000,030 (4)	0.12	12/01/2011	9,000,000	9,000,000
RBC Capital Markets, dated 11/30/2011, maturity value $1,000,001 (5)	0.04	12/01/2011	1,000,000	1,000,000
RBC Capital Markets, dated 11/30/2011, maturity value $1,000,003 (6)	0.12	12/01/2011	1,000,000	1,000,000
RBS Holdings Incorporated, dated 11/30/2011, maturity value $3,000,008 (7)	0.09	12/01/2011	3,000,000	3,000,000
Societe Generale (New York), dated 11/30/2011, maturity value $16,398,295 (8)	0.14	12/01/2011	16,398,231	16,398,231
Total Repurchase Agreements (Cost $43,398,231)				43,398,231

Time Deposits : 2.19%
Bank of Tokyo-Mitsubishi LLC	0.06	12/01/2011	5,000,000	5,000,000
National Australia Bank (Cayman)	0.03	12/01/2011	1,000,000	1,000,000
Royal Bank of Canada	0.03	12/01/2011	4,000,000	4,000,000
Total Time Deposits (Cost $10,000,000)				10,000,000

8

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO	PORTFOLIO OF INVESTMENTS — November 30, 2011 (UNAUDITED)

Security Name		Yield	Maturity Date	Principal	Value
U.S. Treasury Securities: 5.03%
US Treasury Bill		0.03%	03/01/2012	$2,000,000	$1,999,908
US Treasury Bill		0.04	02/23/2012	3,000,000	2,999,916
US Treasury Bill		0.04	04/12/2012	2,000,000	1,999,778
US Treasury Bill		0.04	05/17/2012	3,000,000	2,999,334
US Treasury Bill		0.05	05/24/2012	3,000,000	2,999,199
US Treasury Bill		0.06	02/09/2012	2,000,000	1,999,954
US Treasury Bill		0.06	02/16/2012	4,000,000	3,999,896
US Treasury Bill		0.06	04/19/2012	2,000,000	1,999,728
US Treasury Bill		0.07	05/31/2012	2,000,000	1,999,444
Total U.S Treasury Securities (Cost $22,995,980)					22,997,157

Total Investments in Securities (Cost $466,516,190)*	101.95%				466,533,029
Other Assets and Liabilities, Net	(1.95)				(8,938,689)

Total Net Assets	100.00%				$457,594,340

±	Variable rate investment.
144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(z)	Zero coupon security. Rate represents yield to maturity.
(p)	Asset-backed commercial paper.
§	These securities are subject to a demand feature which reduces the effective maturity.
^^	Collateralized by:

(1)	U.S. government securities, 2.05% to 7.00%, 3/1/2018 to 12/1/2041, market value including accrued interest is $6,180,000.
(2)	U.S. government securities, 5.00% to 6.00%, 10/1/2023 to 12/1/2038, market value including accrued interest is $6,120,014.
(3)	U.S. government securities, 0.00% to 10.35%, 5/23/2012 to 4/15/2030, market value including accrued interest is $1,020,015.
(4)	U.S. government securities, 3.00% to 7.00%, 5/1/2017 to 11/1/2048, market value including accrued interest is $9,270,011.
(5)	U.S. government securities, 0.00% to 0.25%, 5/24/2012 to 11/30/2013, market value including accrued interest is $1,020,000.
(6)	U.S. government securities, 2.07% to 7.50% , 11/1/2014 to 11/1/2041, market value including accrued interest is $1,030,000.
(7)	U.S. government securities, 0.00% to 11.25%, 2/15/2012 to 2/15/2041, market value including accrued interest is $3,060,008.
(8)	U.S. government securities, 1.97% to 6.00%, 11/1/2026 to 11/1/2041, market value including accrued interest is $16,890,178.

*	Cost for federal income tax purposes is $466,516,190 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,322
Gross unrealized depreciation	(13,483)

Net unrealized appreciation	$16,839

9

WELLS FARGO ADVANTAGE SHORT TERM INVESTMENT PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS — November 30, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short Term Investment Portfolio (the “Portfolio”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolio’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

Repurchase agreements

The Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Portfolio in the event that the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Portfolio seeks to assert its rights.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of November 30, 2011, the inputs used in valuing the Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$7,004,150	$0	$7,004,150
Certificates of deposit	0	61,003,010	0	61,003,010
Commercial paper	0	238,931,142	0	238,931,142
Corporate bonds and notes	0	9,665,219	0	9,665,219
Municipal bonds and notes	0	73,534,120	0	73,534,120
Repurchase agreements	0	43,398,231	0	43,398,231
Time deposits	0	10,000,000	0	10,000,000
U.S. Treasury securities	22,997,157	0	0	22,997,157

	$22,997,157	$443,535,872	$0	$466,533,029

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended November 30, 2011, the Portfolio did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Municipal bonds and notes	Secured master note agreement	Total
Balance as of February 28, 2011	1,000,000	$6,500,000	$7,500,000
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	0	0	0
Purchases	0	0	0
Sales	0	(6,500,000)	(6,500,000)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(1,000,000)	0	(1,000,00)

Balance as of November 30, 2011	$0	$0	$0

Change in unrealized gains (losses) relating to securities still held at November 30, 2011	$0	$0	$0

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ACB — Agricultural Credit Bank

ADR — American Depository Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAB — Capital Appreciation Bond

CAD — Canadian Dollar

CCAB — Convertible Capital Appreciation Bond

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CHF — Swiss Franc

COP — Certificate of Participation

CR — Custody Receipts

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUF — Hungarian Forint

IBC — Insured Bond Certificate

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SAVRS — Select Auction Variable Rate Securities

SBA — Small Business Authority

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SPDR — Standard & Poor’s Depositary Receipts

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President
Date: January 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Master Trust

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President
Date: January 27, 2012

By:	/s/ KASEY L. PHILLIPS
Kasey L. Phillips Treasurer
Date: January 27, 2012